                           [LOGO OF CONSULTING GROUP]



                                Consulting Group
                             Capital Markets Funds

                  Small Capitalization Value Equity Investments
                    Small Capitalization Growth Investments
                        International Equity Investments
                       Emerging Markets Equity Investments
                     International Fixed Income Investments
                              Balanced Investments

Semi-Annual Report                                             [LOGO OF TRAK(R)]
February 28, 2001

           ---------------------------------------------------------
            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
           ---------------------------------------------------------

Table of Contents



SHAREHOLDER LETTER........................................................     1

CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY................     4

SCHEDULES OF INVESTMENTS..................................................     5

RATINGS AND SECURITY DESCRIPTIONS.........................................   102

STATEMENTS OF ASSETS AND LIABILITIES......................................   104

STATEMENTS OF OPERATIONS..................................................   106

STATEMENTS OF CHANGES IN NET ASSETS.......................................   108

NOTES TO FINANCIAL STATEMENTS.............................................   112

FINANCIAL HIGHLIGHTS......................................................   126

Consulting Group
Capital Markets Funds



DEAR SHAREHOLDER:
U.S. MARKET OVERVIEW

There is little doubt that market declines in early 2001, following disappointing returns in the preceding year, have been unsettling for investors. Recently, declining stock prices that had been concentrated in technology, spread to other sectors of the market. Through the end of February, major stock indexes were significantly down from former peaks. The Nasdaq Composite Index ended the month of February at its lowest point since 1998, relinquishing its entire 85% gain from 1999. Standard & Poor's 500 Index ("S&P 500") and the Dow Jones Industrial Average ("DJIA") both fell in the first two months of the year. For the prior 12 months, the S&P 500 is down more than 10%, but the DJIA is holding on to a 3% gain.

Currently, the market has been impacted by a spate of dismal economic news combined with weak earnings reports for many companies. Moreover, this wall of worry has begun to spread beyond American shores as investors assess the impact of a faltering U.S. economy on the rest of the world.

U.S. MARKET RECAP

The performance of the U.S. equity market has reflected a tug-of-war that is underway between declining earnings expectations on one side and declining interest rates on the other. In recent weeks, the negative pull from the earnings side has prevailed. The year-to-date returns for the broad equity market indexes indicate declines for all of the equity benchmarks. At the start of the year, the consensus earnings estimate for earnings growth this year among S&P 500 companies was approximately 9%(the lowest year-ahead estimate in 16 years). In the subsequent two months, this forecast has fallen steadily and is currently 2%.

Recently, as analysts have tried to assess how much further or longer the market's slide would last, there has been increased focus on traditional valuation measures. One of these measures, which compares the market's forward-earnings yield with the yield on the Treasury 10-year note, currently is suggesting that the S&P 500 has reached "fair value." Only time can serve to instruct investors as to whether the market has stabilized.

Federal Reserve Board ("Fed") interest rate adjustments totaling one percentage point in January of this year make it clear that the Fed is moving quite aggressively relative to historical standards. Statements issued by the Fed have kept the door open for additional rate cuts in the period ahead, if conditions warrant. Consulting Group's Asset Allocation Committee has conducted a series of studies that continue to support the premise that the Fed's medicine will have a positive influence on the equity markets over time.

The sharp slowdown in recent months is concentrated in the manufacturing sector of the economy and primarily reflects widespread efforts to keep inventories from piling up in the face of a moderation in underlying demand. The advances in information technology and inventory management techniques that have been put in place in the past several years have caused the inventory correction process to be less staggered across industries than in the past, because companies are hitting the brakes at essentially the same time. This is an indication of greater efficiency. However, the major risk in this scenario is that the abruptness of the change in economic conditions can produce a sharp deterioration in consumer and business confidence, which, in turn, can lead to a domino effect that results in a more widespread downturn in economic activity. This is the stage that we are in currently: Confidence has declined sharply, however, there is little evidence of a cascading effect.

The bond market was a bright spot for investors early in 2001, following a stellar year in 2000. As the economy slowed and expectations of Fed rate cuts intensified, bond yields fell and prices rose. The Lehman Brothers Aggregate Bond Index posted an impressive 11.63% return last year, followed by a 2.51% gain through the end of February, 2001. Returns were particularly strong in the U.S. Treasury market, as prices of longer-term securities benefited from the repurchase of outstanding securities by the U.S. Treasury. The Lehman Brothers Government Bond Index posted a 2000 return of 13.23% and 2.16% year-to-date.

INTERNATIONAL MARKET RECAP

Most foreign stock markets fared poorly in the first two months of 2001, following a lackluster performance in 2000. Poor performance overseas mirrored U.S. markets as the slowdown in the U.S. economy and the volatility in technology stocks took on a global dimension. Across the world, estimates of economic growth were ratcheted down, spurring declines in many financial markets. Morgan Stanley Capital International's ("MSCI") Europe, Australia and the Far East, or EAFE, Index posted a 13.95% loss for the year in dollar terms and declined 7.39% as February ended. The world's emerging equity markets, which recovered sharply in 1999 from the after effects of the 1997-98 Asian financial crisis, suffered a relapse in 2000. The MSCI Emerging Markets Free Index posted a 30.61% loss for the year, but recovered in 2001, posting a gain of 4.80% through the end of February.

One of the more troubling aspects of the current economic situation is that the slowdown is not confined to the United States. However, the Fed is not the only central bank cutting official interest rates. Since the start of the year, the central banks of Japan, Canada, and the U.K. also have lowered rates in an effort to stimulate growth. The greater the number of central banks that adopt an accommodative policy stance, the more likely is an upturn in market sentiment about the prospects for the global economy. Moreover, this trend should bode well for equity investments.

In the Euro Area, a moderation in growth has been underway since the middle of last year, and that moderation is expected to continue in the quarters ahead. Conditions seem to be falling into place for the European Central Bank to join the rate-cutting parade. In Japan, an anemic recovery has stalled the economy and the price environment remains deflationary. Policymakers in Japan have limited flexibility to employ conventional fiscal or monetary policy adjustments to promote growth. Consequently, a passive devaluation of the currency (through its positive effect on exports) may be the only viable option.

CONSULTING GROUP CAPITAL MARKETS FUNDS

During the six months ended February 28, 2001, performance, as compared to the appropriate market indexes, was mixed across the equity and fixed income funds. In combination, the Portfolios reflected the benefits of diversification:
Adverse market conditions negatively impacted some portfolios, while other portfolios benefited from more accommodating market conditions. Underperformance registered by the equity portfolios was the result of widespread unfavorable market conditions during calendar year 2000 and early 2001.

Consulting Group, as investment manager, is responsible for both hiring advisors that it determines will benefit shareholders and terminating advisors when appropriate. During the last six months, the Board of Trustees approved Consulting Group's recommendation that the following new advisor be retained:

 .  Rutabaga Capital Management was retained as an additional advisor for Small
   Capitalization Value Equity Investments.

Consulting Group is optimistic about opportunities in a variety of sectors in the financial markets. Ongoing volatility heightens the need to adhere to a long-term investment strategy and integrate a diversified approach in addressing your investment goals. In the meantime, we would like to thank you for your continued support and encourage you to contact your Financial Consultant, who can assist you with any questions or concerns.

Sincerely,


/s/ Heath B. McLendon                          /s/ Frank L. Campanale


Heath B. McLendon                              Frank L. Campanale
Chairman                                       Investment Officer

March 30, 2001

-------------------------------------------------------------------------------------------------------------------------------
CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
Average Annual Total Returns for Period Through February 28, 2001                                                  Benchmark+
-------------------------------------------------------------------------------------------------------------------------------


Small Capitalization Value Equity Investments


                                   Without TRAK Fee         With TRAK Fee*        Russell 2000 Value Index
-------------------------------------------------------------------------------------------------------------------------------
   Since Inception (11/18/91)           10.56%                 10.40%
   5 Year                               11.94                  11.80
   3 Year                                0.51                   0.38
   1 Year                               25.39                  25.21
   Six Months++                         11.47                  11.39                       10.31%


   Small Capitalization Growth Investments


                                   Without TRAK Fee         With TRAK Fee*        Russell 2000 Growth Index
-------------------------------------------------------------------------------------------------------------------------------
   Since Inception (11/18/91)           15.07%                 14.95%
   5 Year                                8.12                   8.03
   3 Year                                3.51                   3.42
   1 Year                              (36.09)                (36.14)
   Six Months++                        (27.72)                (27.75)                     (29.26)%


   International Equity Investments


                                                                                         MSCI EAFE-              MSCI EAFE-
                                                                                  Capitalization Weighted       GDP Weighted
                                   Without TRAK Fee         With TRAK Fee*                 Index                   Index
-------------------------------------------------------------------------------------------------------------------------------
   Since Inception (11/18/91)            7.92%                  7.76%
   5 Year                                6.79                   6.65
   3 Year                                5.72                   5.59
   1 Year                              (23.53)                (23.62)
   Six Months++                        (17.02)                (17.07)                     (14.31)%                 (14.15)%


   Emerging Markets Equity Investments


                                                                                        MSCI Emerging
                                   Without TRAK Fee         With TRAK Fee*        Markets Free-Gross Index
-------------------------------------------------------------------------------------------------------------------------------
   Since Inception (4/20/94)            (2.75)%                (2.95)%
   5 Year                               (4.89)                 (5.09)
   3 Year                               (6.48)                 (6.70)
   1 Year                              (30.17)                (30.32)
   Six Months++                        (20.00)                (20.10)                     (17.08)%


   International Fixed Income Investments


                                                                                           Salomon
                                                                                    Smith Barney Non-U.S.
                                   Without TRAK Fee         With TRAK Fee*          Government Bond Index
-------------------------------------------------------------------------------------------------------------------------------
   Since Inception (11/18/91)            6.37%                  6.18%
   5 Year                                2.57                   2.38
   3 Year                                1.23                   1.04
   1 Year                                1.78                   1.57
   Six Months++                          3.28                   3.18                        2.73%


   Balanced Investments


                                                                                       Lehman Brothers
                                                                                     Government/Corporate     Standard & Poor's
                                   Without TRAK Fee         With TRAK Fee*                Bond Index              500 Index
-------------------------------------------------------------------------------------------------------------------------------
   Since Inception (2/16/93)            10.30%                 10.14%
   5 Year                                9.72                   9.57
   3 Year                                4.10                   3.96
   1 Year                                1.55                   1.40
   Six Months++                         (7.22)                 (7.29)                       7.62%                  (17.83)%

+ Benchmark performance provided for the six months ended February 28, 2001.
  Please note, an investor cannot invest directly in an index.
* The maximum annual TRAK fee is 1.50% of the value of TRAK assets.
++Total return is not annualized, as it may not be representative of the total return for the year.

Schedules of Investments
February 28, 2001 (unaudited)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 COMMON STOCK -- 99.0%
 Advertising -- 0.1%
   6,900 Advo, Inc.*.............................................   $    278,760
  29,800 Ha-Lo Industries, Inc.*.................................         48,574
   6,150 Key3Media Group, Inc.*..................................         74,292
  13,400 Penton Media, Inc.......................................        302,706
   4,200 R.H. Donnelley Corp.*...................................        115,080
   4,400 Sitel Corp.*............................................         14,960
   1,500 Valuevision International Inc., Class A Shares*.........         22,875
   2,000 Ventiv Health, Inc.*....................................         32,375
                                                                    ------------
                                                                         889,622
                                                                    ------------

 Aerospace and Defense -- 1.1%
  19,498 AAR Corp................................................        265,173
   5,142 Alliant Techsystems, Inc.*..............................        435,785
   3,900 Armor Holdings, Inc.*...................................         58,305
   3,400 Curtiss-Wright Corp.....................................        162,860
  13,130 Esterline Technologies Corp.*...........................        280,982
 264,900 GenCorp, Inc............................................      3,178,800
   6,500 Heico Corp..............................................        113,425
     540 Heico Corp., Class A Shares*............................          7,236
 165,740 Kaman Corp., Class A Shares.............................      2,693,275
   5,049 Moog, Inc., Class A Shares*.............................        188,075
   7,500 Orbital Sciences Corp.*.................................         55,650
   4,298 Sequa Corp., Class A Shares*............................        192,722
   9,100 Triumph Group, Inc.*....................................        358,995
                                                                    ------------
                                                                       7,991,283
                                                                    ------------

 Agriculture -- 0.0%
   7,432 Agribrands International, Inc.*.........................        399,619
   4,100 Delta & Pine Land Co....................................        101,065
   6,000 Seminis, Inc., Class A Shares*..........................          8,250
                                                                    ------------
                                                                         508,934
                                                                    ------------

 Airlines -- 0.2%
  19,475 Airtran Holdings, Inc.*.................................        179,170
  18,275 Alaska Airgroup, Inc.*..................................        522,300
  24,521 America West Holdings Corp., Class B Shares*............        262,375
  13,200 Mesa Air Group, Inc.*...................................        132,000
   7,400 Mesaba Holdings, Inc.*..................................         88,800
   9,335 Midwest Express Holdings, Inc.*.........................        171,951
   1,800 Skywest Inc.............................................         40,838
                                                                    ------------
                                                                       1,397,434
                                                                    ------------

 Apparel -- 0.9%
     200 Columbia Sportswear Co.*................................         11,075
 113,193 Kellwood Co. ...........................................      2,507,225
  21,100 Nautica Enterprises, Inc.*..............................        387,713
  15,259 Phillips-Van Heusen Corp. ..............................        227,359
  37,500 Polo Ralph Lauren Corp.*................................      1,098,750
   9,200 Quiksilver, Inc.*.......................................        247,480
  32,682 Reebok International Ltd.*..............................        836,659
  17,800 Russell Corp. ..........................................        338,200
  28,300 Stride Rite Corp. ......................................        213,099
  39,359 Unifi, Inc.*............................................        271,577

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                                Value

--------------------------------------------------------------------------------
 Apparel -- 0.9% (continued)
   3,100 Vans, Inc.*..............................................  $     65,100
  33,700 Warnaco Group, Inc. (a)..................................       161,760
  30,600 Wolverine Worldwide, Inc. ...............................       450,126
                                                                    ------------
                                                                       6,816,123
                                                                    ------------

 Auto Manufacturers -- 0.4%
   8,650 Oshkosh Truck Corp. .....................................       423,309
 222,042 Wabash National Corp. ...................................     2,398,054
                                                                    ------------
                                                                       2,821,363
                                                                    ------------

 Auto Parts and Equipment -- 1.4%
   6,300 American Axel & Manufacturing Holdings, Inc.*............        65,835
 190,751 ArvinMeritor, Inc. ......................................     2,928,028
   8,650 Bandag Corp.*............................................       320,050
  70,506 Borg Warner, Inc. .......................................     3,081,112
  74,410 Collins & Aikman Corp.*..................................       349,727
  46,600 Cooper Tire & Rubber Co.* (b)............................       622,576
   8,100 Dura Automotive Systems, Inc.*...........................        65,559
  14,482 Exide Corp. .............................................       132,365
  52,500 Federal-Mogul Corp. (a)(b)...............................       180,600
  13,500 Hayes Lemmerz International, Inc.*.......................        85,455
  47,100 Lear Corp.*..............................................     1,510,026
  15,840 Modine Manufacturing Co. ................................       420,750
  13,395 Superior Industries International, Inc. .................       499,634
  25,700 Tenneco Automotive, Inc. ................................        80,955
  28,298 Tower Automotive, Inc.*..................................       311,278
                                                                    ------------
                                                                      10,653,950
                                                                    ------------
 Auto Rentals -- 0.1%
  15,100 Avis Group Holdings, Inc.*...............................       497,998
                                                                    ------------

 Banks -- 6.2%
   6,100 Alabama National BanCorp. ...............................       194,342
  19,589 Amcore Financial, Inc. ..................................       390,556
  10,286 Area Bancshares Corp. ...................................       164,576
   4,050 Bancfirst Corp. .........................................       154,913
  82,841 BancorpSouth, Inc. (b)...................................     1,130,780
  10,300 Bank Of Granite Corp. ...................................       211,150
  20,255 Bay View Capital Corp.*..................................       127,607
   7,654 BOK Financial Corp.*.....................................       176,999
   6,404 BSB Bancorp, Inc. .......................................       115,672
   4,815 Capital City Bank Group, Inc. ...........................       113,754
   4,500 Cathay Bancorp, Inc. ....................................       261,844
   8,300 Century South Banks, Inc. ...............................       275,975
  10,507 Chemical Financial Corp. ................................       265,958
  15,997 Chittenden Corp. ........................................       499,906
  34,611 Citizens Banking Corp., Michigan (b).....................       869,601
   5,700 City Bank Lynnwood, Washington...........................       117,563
   9,737 Commerce Bancorp, Inc., New Jersey.......................       579,352
  30,000 Community First Bankshares, Inc. ........................       601,875
   6,485 Corus Bankshares, Inc. ..................................       320,197
   9,400 CPB Inc. ................................................       253,066
  32,600 Cullen/Frost Bankers, Inc. ..............................     1,169,036
     682 CVB Financial Corp. .....................................        10,571
  16,500 East-West Bancorp, Inc. .................................       380,531
  15,901 F.N.B. Corp. of Pennsylvania ............................       369,698
   6,527 F&M Bancorp/Frederick Maryland...........................       148,387

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

-------------------------------------------------------------------------------
 Banks -- 6.2% (continued)
  18,231 F&M National Corp.*.....................................  $    705,175
   6,800 Farmers Capital Bank Corp...............................       238,000
   8,300 First Bankcorp of Puerto Rico...........................       195,880
     500 First Busey Corp........................................         9,000
  23,400 First Charter Corp. ....................................       351,000
   4,105 First Citizens Bancshares, Class A Shares...............       386,383
  39,594 First Commonwealth Financial Corp.......................       397,128
  20,100 First Financial Bancorp.................................       306,525
   7,211 First Financial Bankshares, Inc. .......................       236,160
   6,768 First Financial Corp. of Indiana........................       214,461
   6,980 First Merchants Corp....................................       160,976
  27,221 First Midwest Bancorp Inc. of Illinois..................       758,785
  10,216 First Source Corp.......................................       201,128
  10,900 Frontier Financial Corp.................................       245,931
  33,750 Fulton Financial Corp. (b)..............................       734,063
   4,286 GBC Bancorp of California...............................       133,670
  20,800 Gold Banc Corp., Inc....................................       149,500
   7,451 Hancock Holding Co......................................       285,932
   6,577 Harleysville National Corp..............................       240,883
 141,454 Hudson United Bancorp (b)...............................     3,172,813
   1,850 Independent Bank Corp. of Massachusetts.................        26,941
  10,703 Integra Bank Corp.......................................       250,015
   9,418 International Bancshares Corp...........................       337,282
   7,900 Irwin Financial Corp....................................       188,613
   6,435 Mid America Bancorp.....................................       154,118
  16,300 Mid-State Bancshares....................................       278,883
   2,100 Midwest Banc Holdings, Inc..............................        34,519
   3,900 Mississippi Valley Bancshares...........................       136,500
   3,882 National Penn Bancshares, Inc...........................        89,043
  14,800 NBT Bancorp Inc.........................................       246,050
   7,650 Omega Financial Corp....................................       200,334
   7,400 Oriental Financial Group................................       103,452
   1,700 Pacific Capital Bancorp.................................        48,131
 606,800 Pacific Century Financial Corp..........................    11,808,328
   9,600 Pacific Northwest Bancorp...............................       155,400
  11,764 Promistar Financial Corp................................       197,782
  19,246 Provident Bankshares Corp...............................       459,498
  16,400 Provident Financial Group, Inc. ........................       488,925
   7,000 R&G Financial Corp., Class B Shares.....................       118,016
  36,857 Republic Bancorp........................................       456,105
   2,000 Republic Bancorp, Inc., of Kentucky, Class A Shares.....        18,000
  34,559 Republic Security Financial Corp........................       271,072
  14,188 Riggs National Corp. of Washington D.C..................       214,594
  17,506 S&T Bancorp, Inc.*......................................       400,997
   6,690 Sandy Spring Bancorp, Inc...............................       199,028
   5,580 Santander Bancorp.......................................       106,522
   2,600 Second Bancorp, Inc. ...................................        37,375
   9,400 Silicon Valley Bancshares...............................       262,613
  60,494 Sky Financial Group, Inc................................     1,047,302
  12,200 Southwest Bancorp of Texas*.............................       469,700
  13,900 Sterling Bancshares, Inc. of Texas......................       249,331
 155,850 Susquehanna Bancshares, Inc.............................     2,795,559
  10,482 Texas Regional Bancshares, Class A Shares...............       374,076

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Banks -- 6.2% (continued)
  72,780 The Colonial BancGroup, Inc. (b)........................   $    938,862
  32,257 The South Financial Group, Inc..........................        465,710
   6,711 Three Rivers Bancorp, Inc. .............................         57,463
  14,900 Trust Co. of New Jersey.................................        250,506
  42,500 Trustmark Corp. ........................................        927,031
   5,800 UCBH Holdings, Inc......................................        325,163
  11,841 UMB Financial Corp......................................        444,778
  23,500 United Bankshares, Inc..................................        534,625
   6,233 United National Bancorp of New Jersey...................        118,817
   9,722 US Bancorp, Inc. of Pennsylvania........................         39,496
   8,460 USB Holding Co., Inc....................................        104,819
  20,100 W. Holding Co., Inc.....................................        238,688
  13,791 Wesbanco, Inc. .........................................        260,305
  16,900 WestAmerica Bancorp ....................................        653,819
  16,761 Whitney Holding Corp....................................        644,251
                                                                    ------------
                                                                      46,255,739
                                                                    ------------

 Beverages -- 0.1%
   6,700 Constellation Brands Inc., Class A Shares* (a) .........        427,795
   1,135 Farmer Brothers Co. ....................................        254,240
   5,862 Robert Mondavi Corp., Class A Shares*...................        285,040
                                                                    ------------
                                                                         967,075
                                                                    ------------

 Biotechnology -- 0.3%
   1,000 Aclara BioSciences, Inc.*...............................          5,375
   1,500 Aviron* (a).............................................         62,906
   5,961 Bio-Rad Labs, Class A Shares*...........................        208,933
   3,442 Cambrex Corp. ..........................................        143,566
  24,900 Cell Genesys, Inc.*.....................................        399,956
     600 Cryolife, Inc.*.........................................         16,500
     200 Diversa Corp.*..........................................          3,050
     900 Exelixis, Inc.*.........................................          9,675
     300 Intermune Pharmaceuticals, Inc.*........................          8,494
  16,217 Invitrogen Corp. (a) ...................................      1,305,469
   1,000 Lexicon Genetics, Inc. of Texas*........................          9,250
   1,000 Lynx Therapeutics, Inc.*................................         10,344
     900 Orchid Biosciences, Inc.*...............................          6,525
   1,000 Sequenom, Inc.*.........................................         11,250
   1,500 Targeted Genetics Corp.*................................          6,422
   1,200 Transkaryotic Therapies, Inc.* (a)......................         20,006
                                                                    ------------
                                                                       2,227,721
                                                                    ------------

 Building Materials -- 2.5%
  39,900 Armstrong Holdings, Inc. (a) ...........................        144,438
  86,000 Butler Manufacturing Co.................................      2,254,920
  82,554 Centex Construction Products, Inc.......................      2,422,960
  26,900 Comfort Systems USA, Inc.*..............................         66,712
   2,000 Elcor Corp..............................................         34,180
  11,062 Florida Rock Industrial, Inc............................        454,095
   8,900 Genlyte Group, Inc.*....................................        248,088
  29,916 Lennox International, Inc. (b)..........................        356,000
 160,300 Martin Marietta Materials...............................      7,365,785
   2,000 Mestek, Inc.............................................         36,700
  12,982 NCI Building Systems, Inc.*.............................        254,447

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Building Materials -- 2.5% (continued)
   6,581 Nortek Inc.*............................................   $    191,639
  20,100 Rayonier Inc............................................        845,004
   2,200 Simpson Manufacturing Co., Inc.*........................        109,670
  15,197 Texas Industries, Inc. .................................        428,859
   6,000 U.S. Aggregates, Inc. ..................................         49,500
 198,756 Universal Forest Products, Inc. ........................      2,857,118
  26,800 York International Corp. ...............................        857,600
                                                                    ------------
                                                                      18,977,715
                                                                    ------------

 Chemicals -- 2.3%
  37,200 Airgas, Inc.*...........................................        301,692
  17,418 Albemarle Corp. ........................................        415,419
  13,800 Arch Chemicals, Inc. ...................................        275,310
  13,300 Cabot Microelectronics Corp.*...........................        805,481
  10,725 ChemFirst Inc...........................................        268,125
  25,447 Crompton Corp. .........................................        302,819
  29,860 Cytec Industries, Inc.*.................................      1,001,803
  51,600 Ethyl Corp.*............................................         83,076
  18,101 Ferro Corp..............................................        425,193
  10,154 H.B. Fuller Co. ........................................        420,122
  10,830 Georgia Gulf Corp.......................................        187,576
  32,300 Great Lakes Chemical Corp. (a) .........................      1,069,453
   8,240 International Specialty Products, Inc. .................         62,624
  37,939 Lubrizol Corp. (b)......................................      1,224,292
  45,100 Millennium Chemicals, Inc. (b)..........................        807,290
  14,888 Minerals Technologies, Inc..............................        562,915
  12,502 NL Industries Inc.......................................        246,915
 135,500 Olin Corp. .............................................      2,811,625
  15,495 OM Group, Inc. .........................................        785,597
 361,200 Omnova Solutions, Inc...................................      2,474,220
  69,399 PolyOne Corp. ..........................................        596,831
  75,900 RPM Inc. of Ohio........................................        699,798
  21,315 Schulman, Class A Shares................................        257,112
  36,300 Solutia, Inc. (b).......................................        487,146
   1,700 Spartech Corp. .........................................         27,200
   6,285 Stepan Co...............................................        141,098
   9,500 Valhi, Inc. ............................................         99,655
  10,400 Valspar Corp............................................        340,600
  42,000 W.R. Grace & Co. .......................................         84,840
  21,527 Wellman, Inc. ..........................................        378,014
                                                                    ------------
                                                                      17,643,841
                                                                    ------------

 Coal -- 0.0%
  12,463 Arch Coal, Inc. ........................................        293,504
                                                                    ------------

 Commercial Services -- 4.8%
  12,655 Aaron Rents, Inc. ......................................        201,215
  11,868 ABM Industries, Inc. ...................................        383,336
   4,192 Bacou USA, Inc.*........................................        106,267
 101,700 Banta Corp. ............................................      2,655,387
   3,654 Berlitz International, Inc.*............................         48,379
  23,824 Bowne & Co., Inc. ......................................        246,578
     800 Career Education Corp.*.................................         36,500
   3,900 Carriage Services, Inc., Class A Shares.................         10,140

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Commercial Services -- 4.8% (continued)
   8,100 CDI Corp.*..............................................   $    117,612
     900 Central Parking Corp. ..................................         16,425
  86,615 Chemed Corp. ...........................................      3,035,856
     900 Cornell Cos., Inc. .....................................          7,065
   7,400 Costar Group, Inc.*.....................................        132,275
     700 CPI Corp. ..............................................         14,875
  50,700 Data Broadcasting Corp. ................................        275,681
  17,100 Dollar Thrifty Automotive Group*........................        341,145
   9,800 Edison Schools, Inc.* (a)...............................        281,750
  11,400 Electro Rent Corp.*.....................................        158,175
  42,201 Encompass Services Corp.*...............................        244,344
   1,200 F.Y.I., Inc. ...........................................         40,350
   1,500 First Consulting Group, Inc.*...........................         13,688
   5,900 Insurance Auto Actions, Inc.*...........................         78,913
  22,800 Integrated Electrical Services, Inc.*...................        137,712
 117,900 Kelly Services, Inc., Class A Shares....................      3,124,350
 358,200 Landauer Inc. ..........................................      7,772,940
  27,200 Mail-Well, Inc.*........................................        176,800
 112,900 McGrath Rent Corp. .....................................      2,194,494
 154,000 Midas Inc. .............................................      1,997,380
  47,800 Modis Professional Services, Inc.* (b)..................        293,014
   6,300 National Equipment Services, Inc.*......................         15,750
   4,383 National Processing, Inc.*..............................         78,894
  35,700 NationsRent, Inc.*......................................         51,051
  17,900 Navigant Consulting Co.*................................        103,820
   4,700 NCO Group, Inc.* (a)....................................        136,888
   1,800 Nextera Enterprises Inc., Class A Shares................          2,250
  37,200 Ogden Corp.* (b)........................................        603,756
  16,100 Parexel International Corp.*............................        262,631
   3,400 Pharmaceutical Product Development, Inc.*...............        189,338
  24,100 Protection One, Inc.*...................................         23,136
   3,300 Rent-A-Center, Inc.*....................................        145,613
   3,100 Rent-Way, Inc.*.........................................         17,670
 204,900 Service Corp. International*............................        731,493
  24,200 Sodexho Marriott Services, Inc.*........................        706,640
  12,700 Sotheby's Holdings Inc., Class A Shares*................        321,056
   4,400 Source Information Management Co.* (a)..................         23,375
 805,374 Spherion Corp.* (b).....................................      7,449,710
  68,100 Stewart Enterprises, Inc.*..............................        227,709
  18,700 Sylvan Learning Systems, Inc.*..........................        390,363
  18,200 Trico Marine Services, Inc.*............................        267,313
  14,400 United Rentals, Inc.*...................................        246,384
   6,000 Volt Information Sciences, Inc.*........................        127,080
   5,515 Wackenhut Corp.*........................................         91,549
                                                                    ------------
                                                                      36,356,115
                                                                    ------------

 Computers -- 1.7%
   9,000 Advanced Digital Information Corp.*.....................        135,000
  13,300 Analysts International Corp.............................         83,541
   4,200 Avant! Corp.*...........................................         77,175
   6,100 Caci International, Inc., Class A Shares*...............        166,225
  10,400 Cambridge Technology Partners, Inc.*....................         33,475
   3,800 Ciber, Inc.*............................................         25,042
  17,300 Computer Horizons Corp.*................................         64,875

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Computers -- 1.7% (continued)
   5,600 Dot Hill Systems Corp.*.................................   $     27,720
  32,700 FutureLink Corp.*.......................................         21,459
  15,000 Hutchinson Technology, Inc.*............................        234,375
  33,066 Intergraph Corp.*.......................................        237,662
  38,600 Iomega Corp.* (b).......................................        140,118
   1,700 MCSi Inc.*..............................................         27,731
   4,200 Micron Electronics, Inc.*...............................         15,356
 228,400 MTS Systems Corp. ......................................      1,927,125
   2,200 NetSolve, Inc.*.........................................         14,438
  11,400 Quantum Corp. -- Hard Disk Drive Group*.................        119,700
 869,700 Scitex Corp.*...........................................      7,419,628
 142,600 Silicon Graphics, Inc.* (a).............................        660,238
  71,200 Storage Technology Corp.*...............................        729,800
  18,500 Technology Solutions Co.*...............................         58,969
   6,200 Tyler Technologies, Inc.*...............................          8,680
  91,100 Western Digital Corp.*..................................        375,332
   1,400 Xybernaut Corp.* (a)....................................          3,216
                                                                    ------------
                                                                      12,606,880
                                                                    ------------

 Cosmetics and Personal Care -- 0.1%
  25,000 Alberto-Culver Co., Class B Shares (a)..................      1,001,500
   4,200 Revlon Inc., Class A Shares* (a)........................         21,714
                                                                    ------------
                                                                       1,023,214
                                                                    ------------

 Distribution and Wholesale -- 0.8%
  16,715 Handleman Co.*..........................................        152,274
 162,950 Hughes Supply Inc.......................................      2,859,773
 196,166 Owens & Minor Inc.......................................      2,934,643
  10,100 United Stationers, Inc.*................................        253,131
   1,500 Valley Media, Inc.......................................          1,125
  12,550 Watsco International, Inc...............................        158,130
                                                                    ------------
                                                                       6,359,076
                                                                    ------------

 Electric -- 4.4%
  53,100 Allete (a)..............................................      1,247,850
  34,864 Avista Corp. (b)........................................        549,108
  10,331 Black Hills Corp........................................        406,731
  66,200 CH Energy Group, Inc. ..................................      2,912,800
  16,307 Cleco Corp. ............................................        740,175
 178,500 Conectiv (b)............................................      3,980,550
  39,702 El Paso Electric Co.* (b)...............................        506,201
  12,905 Empire District Electric Co.............................        259,261
      55 Energy East Corp. ......................................          1,034
  88,435 Hawaiian Electric Industrial, Inc. (a)..................      3,249,986
  27,200 IDACORP, Inc. ..........................................      1,000,960
  45,500 Kansas City Power & Light Co. (a) (b)...................      1,188,005
  12,459 Madison Gas & Electric Co. .............................        284,221
  47,550 MDU Resources Group, Inc................................      1,345,665
  15,609 Northwestern Corp.......................................        377,738
 176,800 OGE Energy Corp. (a) (b)................................      4,105,296
  15,914 Otter Tail Power Co. ...................................        397,850
 113,554 Public Service Co. of New Mexico (a)....................      2,916,067
 102,390 RGS Energy Group, Inc. (a)..............................      3,731,092

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Electric -- 4.4% (continued)
  56,943 Sierra Pacific Resources................................   $    789,230
  10,389 UIL Holdings Corp. .....................................        505,113
  20,620 Unisource Energy Corp. .................................        398,997
  50,100 Western Resources, Inc. (b).............................      1,239,474
  19,602 WPS Resources Corp. (a).................................        691,951
                                                                    ------------
                                                                      32,825,355
                                                                    ------------

 Electrical Computer and Equipment -- 1.3%
   1,900 Advanced Lighting Technologies*.........................         11,875
  16,698 Belden, Inc. ...........................................        412,107
  19,204 General Cable Corp. ....................................        205,483
   3,663 Littlefuse, Inc.*.......................................         90,430
 588,300 Magnetek Inc.*..........................................      6,588,960
   8,800 SLI Inc. ...............................................         82,720
   2,200 Superconductor Technologies Inc.* (a)...................         14,644
 172,348 UCAR International, Inc.*...............................      2,240,524
                                                                    ------------
                                                                       9,646,743
                                                                    ------------

 Electronics -- 1.4%
   5,000 Analogic Corp. .........................................        199,688
 218,800 APW Ltd.*...............................................      6,244,552
   6,300 Bel Fuse, Inc., Class B Shares..........................        194,513
   2,800 Benchmark Electronics, Inc.*............................         78,120
   4,500 Brady Corp., Class A Shares.............................        145,350
  20,557 Checkpoint Systems, Inc.*...............................        186,041
   2,059 Cubic Corp. ............................................         60,741
   1,400 DDI Corp. of California* (a)............................         29,838
  15,300 Fisher Scientific International Inc.*...................        550,800
  20,000 Genrad, Inc.*...........................................        173,200
   5,170 Interlogix Inc.*........................................        113,740
   6,200 Kent Electronics Corp.*.................................         99,200
   3,688 Methode Electronics Inc., Class A Shares................         57,395
   2,500 Packard BioScience Co.*.................................         26,875
  10,768 Park Electrochemical Corp. .............................        317,656
  27,560 Paxar Corp.*............................................        310,050
   5,000 SBS Technologies, Inc.*.................................        110,000
  37,200 Sensormatic Electronics Corp.*..........................        814,680
  12,800 Stoneridge, Inc.*.......................................         96,640
   2,500 Viasystems Group, Inc.*.................................         14,800
  11,426 Watts Industries Inc., Class A Shares...................        167,962
   6,900 Woodhead Industries, Inc. ..............................        121,613
   6,400 Woodward Governor Co. ..................................        358,000
                                                                    ------------
                                                                      10,471,454
                                                                    ------------

 Engineering and Construction -- 1.0%
 222,550 Chicago Bridge & Iron*..................................      4,862,718
   6,600 EMCOR Group Inc.*.......................................        195,690
  27,700 Foster Wheeler Corp. ...................................        355,945
  13,862 Granite Construction, Inc. .............................        458,832
  16,841 Jacobs Engineering Group, Inc.*.........................        947,475
  10,500 URS Corp.*..............................................        208,425
  23,881 Washington Group International Inc.*....................        221,616
                                                                    ------------
                                                                       7,250,701
                                                                    ------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

-------------------------------------------------------------------------------
 Entertainment -- 0.2%
   1,024 AMC Entertainment, Inc.* (a)...........................   $      6,144
   6,300 Anchor Gaming*.........................................        308,306
   1,600 Championship Auto Racing Teams, Inc.*..................         25,280
   8,200 Churchill Downs, Inc. .................................        224,475
   1,900 Dover Downs Entertainment, Inc. .......................         22,990
  20,800 Fairfield Communities, Inc.*...........................        311,168
  13,333 Gaylord Entertainment Co.*.............................        321,325
  10,100 GTECH Holdings Corp.*..................................        272,599
   6,400 Loews Cineplex Entertainment Corp.*....................          1,024
   1,809 Pinnacle Entertainment, Inc.*..........................         19,447
   2,100 Speedway Motorsports, Inc.*............................         49,455
   8,500 Vail Resorts, Inc.*....................................        183,600
                                                                   ------------
                                                                      1,745,813
                                                                   ------------

 Environmental Control -- 0.1%
  22,126 Calgon Carbon Corp. ...................................        152,669
   8,900 Casella Waste Systems Inc., Class A Shares*............         54,513
     546 Catalytica Energy Systems, Inc.*.......................          8,873
  12,256 Ionics, Inc.*..........................................        316,940
   6,339 Mine Safety Appliances Co. ............................        154,672
     900 Stericycle, Inc.*......................................         35,325
   3,600 Waste Connections, Inc.*...............................        120,375
                                                                   ------------
                                                                        843,367
                                                                   ------------

 Financial Services - Diversified -- 1.9%
  15,143 Advanta Corp., Class A Shares (a)......................        200,645
   8,900 Affiliated Managers Group, Inc.*.......................        458,350
   7,100 Amresco, Inc.*.........................................          8,875
   1,000 Blackrock, Inc.*.......................................         39,400
   5,650 CFS Holdings, Inc., Escrow*+ ..........................              0
  14,900 Charter Municipal Mortgage Acceptance Co. .............        220,222
  23,430 Credit Acceptance Corp.*...............................        123,008
   1,106 Delta Financial Corp.* (a).............................            487
  24,300 Doral Financial Corp. .................................        694,069
 416,225 DVI, Inc.*.............................................      6,909,335
  19,072 Enhance Financial Services Group*......................        256,518
   5,675 Financial Federal Corp.*...............................        167,980
  38,200 Finova Group, Inc. (b).................................         72,580
  16,600 Friedman, Billings, Ramsey Group, Inc., Class A
          Shares*...............................................        102,090
   1,600 Gabelli Asset Management, Inc., Class A Shares*........         48,048
  17,800 Jefferies Group, Inc.-New..............................        532,220
  16,200 Labranche & Co., Inc.* (a).............................        703,080
  16,100 Morgan Keegan, Inc. ...................................        432,285
  29,500 Raymond James Financial Corp. .........................        976,450
  91,646 Southwest Securities Group, Inc. (a)...................      1,915,401
   2,900 Student Loan Corp. ....................................        184,121
  12,400 Tucker Anthony Sutro Corp. ............................        292,020
   7,455 Westcorp...............................................        126,660
   6,500 WFS Financial, Inc.*...................................        125,531
                                                                   ------------
                                                                     14,589,375
                                                                   ------------

 Food -- 3.4%
   8,700 American Italian Pasta Co., Class A Shares*............        294,582
  12,900 Aurora Foods, Inc.*....................................         55,470

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Food -- 3.4% (continued)
  25,100 Chiquita Brands International, Inc.* (a)................   $     31,375
 108,150 Corn Products International, Inc........................      2,747,010
  92,500 Dean Foods Co...........................................      3,048,800
  34,400 Del Monte Foods Co.*....................................        294,120
  33,800 Dole Food Co. (b).......................................        557,700
  29,088 Earthgrains Co. ........................................        558,490
  29,434 Fleming Cos., Inc.......................................        727,020
  12,712 Great Atlantic & Pacific Tea Co., Inc. .................        121,400
  14,400 Imperial Sugar, Co.*....................................          3,600
   7,089 Ingles Markets, Inc.....................................         76,650
  12,200 International Multifoods Corp...........................        229,238
  21,700 Interstate Bakeries Corp. ..............................        355,012
   3,000 J.M. Smucker Co. .......................................         77,700
  18,000 Lance Inc. .............................................        212,625
   9,285 Michael Foods, Inc.*....................................        273,327
 545,200 Nash Finch Co...........................................      8,723,200
   3,828 Performance Food Group Co.*.............................        202,884
  12,127 Pilgrims Pride Corp., Class B Shares....................        123,938
  21,200 Ralcorp Holdings, Inc.*.................................        379,480
  43,282 Riviana Foods, Inc......................................        816,948
  22,021 Ruddick Corp............................................        288,475
     433 Seaboard Corp. .........................................         71,012
 132,200 Sensient Technologies Corp..............................      2,862,130
  39,900 Smithfield Foods, Inc.* (a).............................      1,173,459
  20,200 Suiza Foods Corp.* (a)..................................        989,194
     500 United National Foods, Inc.*............................          6,375
   1,100 Whole Foods Market, Inc.*...............................         47,438
   9,600 Wild Oats Markets, Inc.*................................         67,650
   1,270 Zapata Corp.*...........................................         23,813
                                                                    ------------
                                                                      25,440,115
                                                                    ------------

 Forest Products and Paper -- 1.8%
  13,800 Buckeye Technologies, Inc.*.............................        170,016
 133,705 Caraustar Industries, Inc. .............................      1,203,345
  10,962 Chesapeake Corp.........................................        282,820
   7,184 Deltic Timber Corp......................................        161,424
  77,200 Louisiana-Pacific Co. ..................................        816,776
  18,581 P.H. Glatfelter Co. ....................................        222,786
 162,900 Pope & Talbot Inc.......................................      2,256,165
  21,300 Potlatch Corp...........................................        683,730
   8,305 Rock-Tenn Co., Class A Shares...........................         64,696
 272,859 Schweitzer-Mauduit International, Inc. .................      5,784,611
 178,998 Wausau-Mosinee Paper Corp. .............................      2,029,837
                                                                    ------------
                                                                      13,676,206
                                                                    ------------

 Gas -- 3.4%
  39,788 AGL Resources, Inc. (a)(b)..............................        860,614
 125,421 Atmos Energy Corp.......................................      2,922,309
   8,400 Cascade Natural Gas Corp. ..............................        160,860
 110,366 Energen Corp. ..........................................      3,086,937
  14,213 Laclede Gas Co..........................................        338,980
  12,803 New Jersey Resources Corp...............................        489,843
 118,436 Northwest Natural Gas Co................................      2,895,760

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Gas -- 3.4% (continued)
  21,665 Oneok Inc...............................................   $    952,177
  85,800 Peoples Energy Corp. ...................................      3,359,070
  23,808 Piedmont Natural Gas Co.................................        763,523
  12,639 Semco Energy, Inc. (a)..................................        181,749
   8,280 South Jersey Industries, Inc............................        264,960
  23,651 Southern Union Co.*.....................................        514,409
  23,267 Southwest Gas Corp......................................        486,280
  17,814 Southwestern Energy Co..................................        185,266
 134,759 UGI Corp. ..............................................      3,297,553
  45,585 Vectren Corp. (b).......................................      1,036,603
 129,624 Washington Gas Light Co. (b)............................      3,549,105
                                                                    ------------
                                                                      25,345,998
                                                                    ------------

 Hand and Machine Tools -- 1.1%
  17,976 Baldor Electric Co. ....................................        377,496
  22,400 Kennametal, Inc.........................................        697,760
  25,522 Lincoln Electric Holdings, Inc..........................        529,582
 156,762 Milacron, Inc. .........................................      3,113,293
 129,900 Regal Beloit Corp.......................................      2,364,180
  42,411 Snap-On, Inc. ..........................................      1,200,231
                                                                    ------------
                                                                       8,282,542
                                                                    ------------

 Healthcare -- 3.5%
   1,500 American Retirement Corp. ..............................          6,375
  15,700 AmeriPath, Inc.*........................................        308,113
   2,533 Apria Healthcare Group, Inc.*...........................         62,337
  68,516 Arrow International, Inc................................      2,505,116
  76,342 Beverly Enterprises, Inc.*..............................        587,070
   1,900 Britesmile, Inc. (a)....................................          9,470
   2,000 Cerus Corp.*............................................        115,875
   8,100 Conmed Corp.*...........................................        185,794
     300 Cooper Co., Inc. .......................................         12,270
  37,600 Covance, Inc.*..........................................        564,000
  41,700 Coventry Health Care, Inc.* (a)(b)......................        766,238
   2,638 Datascope Corp..........................................         91,506
  51,900 Davita, Inc.*...........................................        912,402
  76,000 Dentsply International Inc. ............................      2,859,500
   5,999 Diagnostic Products Corp. ..............................        316,267
  35,400 Edwards Lifesciences Corp.*.............................        741,630
     975 Gentiva Health Services, Inc.*..........................         18,525
   6,405 Haemonetics Corp. of Massachusetts*.....................        185,617
  75,800 Health Net Inc.* (a)....................................      1,665,326
  17,000 Henry Schein, Inc.*.....................................        485,563
 114,400 Humana, Inc.* (b).......................................      1,544,400
  76,306 Invacare Corp...........................................      2,773,723
  59,400 Manor Care, Inc.* (b)...................................      1,448,766
  15,680 Mid Atlantic Medical Services Inc.*.....................        308,269
   1,800 Oakley, Inc.*...........................................         30,240
   7,900 Ocular Sciences, Inc.*..................................        136,275
   1,100 Oratec Interventions, Inc.*.............................          7,459
   2,650 Province Healthcare Co.*................................         92,584
 815,754 PSS World Medical, Inc.*................................      3,619,908
  52,979 Quorum Health Group, Inc.* (b)..........................        884,087
   9,300 Res-Care Inc.*..........................................         63,938

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Healthcare -- 3.5% (continued)
   9,300 Respironics, Inc.*......................................   $    233,663
   2,100 Rightchoice Managed Care, Inc.*.........................         84,840
     500 SonoSight, Inc.* (a)....................................          7,344
  49,900 Steris Corp.*...........................................        933,130
   7,700 Sunrise Assisted Living, Inc.* (a)......................        182,875
   9,037 Triad Hospitals, Inc.*..................................        295,397
  53,469 U.S. Oncology, Inc.*....................................        561,425
   3,786 Vital Signs, Inc........................................        148,246
   7,388 West Pharmaceutical Services, Inc. .....................        185,439
                                                                    ------------
                                                                      25,941,002
                                                                    ------------

 Holding Companies - Diversified -- 0.0%
   4,900 Triarc Cos., Inc.*......................................        129,948
  23,094 Walter Industries, Inc. ................................        205,537
                                                                    ------------
                                                                         335,485
                                                                    ------------

 Home Builders -- 1.7%
  42,305 Centex Corp. (a)(b).....................................      1,741,274
  33,844 Champion Enterprises, Inc.*.............................        186,142
  72,600 Clayton Homes, Inc. (b).................................        925,650
  10,073 Coachmen Industries, Inc................................        112,818
   4,800 Crossmann Communities, Inc.*............................        134,100
  37,219 D.R. Horton, Inc. ......................................        848,593
  12,516 Del E.Webb Corp.........................................        361,712
  24,700 Fleetwood Enterprises, Inc..............................        297,635
  32,668 KB Home (a)(b)..........................................        913,071
  34,718 Lennar Corp. (b)........................................      1,232,489
  79,200 MDC Holdings, Inc.......................................      2,831,400
  11,500 Monaco Coach Corp.*.....................................        230,230
   3,200 NVR, Inc.*..............................................        465,600
  13,647 Palm Harbor Homes, Inc.*................................        252,470
  22,574 Pulte Corp..............................................        775,417
   9,749 Ryland Group, Inc.......................................        392,787
   2,100 Skyline Corp............................................         51,345
  18,333 Standard-Pacific Corp. .................................        439,992
  15,183 Toll Brothers, Inc.*....................................        542,944
  10,062 Winnebago Industries, Inc.*.............................        171,054
                                                                    ------------
                                                                      12,906,723
                                                                    ------------

 Home Furnishings -- 1.0%
  13,400 Applica, Inc.*..........................................         92,460
   6,006 Bush Industries, Inc., Class A Shares...................         82,583
  19,100 Ethan Allen Interiors, Inc..............................        648,636
  25,525 Fedders Corp............................................        131,454
  33,800 Furniture Brands International, Inc.* (b)...............        829,790
  81,936 Harman International Industries, Inc. ..................      2,449,886
 175,846 Kimball International, Inc., Class B Shares.............      2,648,680
  43,671 La-Z-Boy, Inc. (b)......................................        694,369
  14,600 Select Comfort Corp.*...................................         35,588
  62,048 Sunbeam Corp. (a).......................................          9,431
                                                                    ------------
                                                                       7,622,877
                                                                    ------------

 Household Products and Wares -- 2.7%
  47,000 American Greetings Corp., Class A Shares (b)............        613,820
   2,100 Blyth Inc...............................................         49,056

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Household Products and Wares -- 2.7% (continued)
   9,400 Central Garden & Pet Co.*...............................   $     72,850
   6,755 CSS Industries, Inc.*...................................        147,597
  40,700 Dial Corp. (b)..........................................        572,649
 340,000 Ennis Business Forms, Inc...............................      2,869,600
  20,353 John H. Harland Co......................................        366,354
   8,700 New England Business Service, Inc.......................        177,045
  58,418 Pennzoil-Quaker State Co. (a)(b)........................        814,347
  13,641 Playtex Products, Inc...................................        132,318
  95,096 Russ Berrie & Co., Inc..................................      2,472,496
   3,280 The Scotts Co., Class A Shares*.........................        135,300
   9,617 Standard Register Co....................................        163,970
 120,132 Tupperware Corp.........................................      2,835,115
 478,300 Wallace Computer Services, Inc. ........................      8,523,306
                                                                    ------------
                                                                      19,945,823
                                                                    ------------

 Housewares -- 0.3%
 200,000 Enesco Group, Inc.*.....................................      1,060,000
   5,941 Libbey, Inc. ...........................................        188,033
   3,305 National Presto Industries, Inc.........................         98,324
   8,800 Oneida Ltd. ............................................        149,600
   8,519 Toro Co.................................................        378,244
                                                                    ------------
                                                                       1,874,201
                                                                    ------------

 Insurance -- 3.8%
  12,420 Acceptance Insurance Co., Inc.*.........................         55,269
  28,650 Alfa Corp. .............................................        560,466
   3,417 Alleghany Corp.*........................................        692,284
   7,300 American National Insurance Co. ........................        533,014
  73,000 Amerus Life Holding, Inc., Class A Shares...............      2,135,250
  13,196 Argonaut Group, Inc.....................................        229,074
  27,600 Arthur J. Gallagher & Co. ..............................        704,628
  17,400 Baldwin & Lyons, Inc., Class B Shares...................        378,450
  12,276 CNA Surety Corp. .......................................        163,394
  18,245 Commerce Group, Inc.....................................        543,701
  19,500 Crawford & Co...........................................        232,050
  10,778 Delphi Financial Group, Inc., Class A Shares............        370,117
   8,538 E.W. Blanch Holdings, Inc...............................         71,036
   7,673 FBL Financial Group, Inc., Class A Shares...............        114,711
  43,273 Fidelity National Financial Inc. (b)....................      1,339,732
  40,055 First American Financial Corp. (b)......................      1,217,672
  33,600 Fremont General Corp. ..................................        120,960
  12,500 Great American Financial Resources, Inc.................        237,125
   9,200 Harleysville Group, Inc.................................        228,850
  30,600 HCC Insurance Holdings, Inc. ...........................        719,712
  30,200 Horace Mann Educators Corp. ............................        501,924
 305,400 IPC Holdings Ltd.*......................................      7,157,813
   4,668 Kansas City Life Insurance Co...........................        184,386
   7,700 LandAmerica Financial Group, Inc........................        276,430
  27,810 Leucadia National Corp..................................        948,599
  10,300 Liberty Financial Co. ..................................        465,354
   3,826 Markel Corp.* (a) ......................................        687,724
  13,088 Medical Assurance, Inc.*................................        201,555
  19,900 Mercury General Corp....................................        680,580
   2,900 Midland Co..............................................         96,425

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Insurance -- 3.8% (continued)
   1,459 National Western Life Insurance, Class A Shares*........   $    155,748
  44,840 Ohio Casualty Corp......................................        402,159
   4,200 Philadelphia Consolidated Holding Corp.*................        129,150
  10,200 Pico Holdings, Inc.*....................................        131,963
  14,510 PMA Capital Corp., Class A Shares.......................        247,577
 154,471 Presidential Life Corp. ................................      2,394,301
   6,012 RLI Corp................................................        252,504
   6,444 SCPIE Holdings, Inc. ...................................        169,026
  18,274 Selective Insurance Group Inc. .........................        397,460
  23,500 StanCorp Financial Group, Inc. .........................        918,850
   8,498 State Auto Financial Corp. .............................        133,312
   8,200 Stewart Info Services Corp. ............................        150,060
   8,220 Triad Guaranty Inc.*....................................        238,380
  28,200 UICI*...................................................        231,240
  12,835 W.R. Berkley Corp.*.....................................        547,894
   6,915 Zenith National Insurance Corp. ........................        188,780
                                                                    ------------
                                                                      28,536,689
                                                                    ------------

 Internet -- 0.3%
   5,200 1-800-FLOWERS.COM, Inc.*................................         30,875
  15,100 24/7 Media, Inc.* (a) ..................................         12,269
   4,000 Agency.com Ltd.*........................................          8,500
   6,200 barnesandnoble.com Inc.*................................          8,525
   8,900 Buy.com, Inc.* (a) .....................................          3,894
     700 CAIS Internet, Inc.*....................................            766
     200 Centillium Communications, Inc.*........................          5,775
   6,100 Cheap Tickets Inc.* (a) ................................         58,713
   6,600 Cypress Communications, Inc.* (a) ......................          6,394
   1,500 Data Return Corp.*......................................          4,875
  27,200 Digital Courier Technologies, Inc.* (a) ................          8,976
     900 DigitalThink, Inc.*.....................................          7,763
  17,500 Drugstore.com, Inc.* (a) ...............................         22,969
     641 Earthlink Inc.*.........................................          5,769
  10,500 E-Loan, Inc.* (a) ......................................         14,766
     400 Espeed Inc., Class A Shares*............................         10,075
   1,600 Expedia Inc., Class A Shares*...........................         25,000
   6,000 Fidelity Holdings, Inc.* (a) ...........................          3,188
   9,800 GlobalNet Financial.com, Inc.*..........................          9,800
  28,300 High Speed Access Corp.*................................         38,028
   3,100 Hollywood Media Corp.*..................................         12,206
   2,100 iBEAM Broadcasting Corp.*...............................          2,756
  48,300 IndyMac Bancorp, Inc.* (b)..............................      1,275,603
  12,200 iVillage, Inc.*.........................................         16,584
  17,400 Mail.com, Inc.* (a) ....................................         20,119
     100 Matrixone, Inc.* (a) ...................................          2,431
  11,500 MedicaLogic/Mediscape, Inc.* (a) .......................         29,469
   1,100 Modem Media Inc.*.......................................          4,813
  15,900 MP3.com, Inc.*..........................................         47,700
  25,300 NBC Internet, Inc.*.....................................         58,506
   7,700 Net.B@nk, Inc.*.........................................         66,292
   1,100 Net2Phone, Inc.*........................................         11,275
   1,700 NetRatings, Inc.*.......................................         20,613
  25,700 New Century Equity Holdings Corp.*......................         64,250
   6,700 NextCard, Inc.*.........................................         62,813

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Internet -- 0.3% (continued)
     300 Niku Corp.* (a) ........................................   $      1,819
   7,300 Organic Inc.*...........................................          5,019
  18,150 Pegasus Solutions Inc.*.................................        191,709
   2,200 Quokka Sports, Inc.* (a) ...............................            344
   6,400 SciQuest.com Inc.* (a) .................................         12,000
     700 Selectica, Inc.*........................................          5,753
   1,400 SmartServ Online, Inc.*.................................         10,588
  26,700 SoftNet Systems, Inc.*..................................         38,381
   5,300 SportsLine.com Inc.*....................................         32,463
  12,800 Stamps.com, Inc.*.......................................         38,000
   4,600 Teligent Inc., Class A Shares* (a) .....................          6,613
   4,000 Travelocity.com Inc.*...................................         89,000
   1,300 Ventro Corp.* (a) ......................................          1,625
   2,600 Via Net.Works, Inc.*....................................         14,950
  20,000 Women.com Networks, Inc.* (a) ..........................          6,875
                                                                    ------------
                                                                       2,437,489
                                                                    ------------

 Investment Companies -- 0.3%
  60,400 Allied Capital Corp. ...................................      1,442,050
  16,500 American Capital Strategies Ltd. .......................        415,078
   6,700 Ampal American Israel, Class A Shares*..................         41,666
   2,000 Medallion Financial Co. ................................         25,625
                                                                    ------------
                                                                       1,924,419
                                                                    ------------

 Iron and Steel -- 0.6%
  60,700 Ak Steel Holding Corp. (b)..............................        578,471
  97,800 Bethlehem Steel Corp.*..................................        222,006
  14,070 Carpenter Technology Corp. .............................        389,739
 121,156 Cleveland-Cliffs, Inc. .................................      2,174,750
   5,960 Gibraltar Steel Corp. ..................................         87,538
  21,365 National Steel Corp., Class B Shares....................         42,730
  12,615 Reliance Steel & Aluminum Co. ..........................        322,944
  10,182 Rouge Industries, Inc., Class A Shares..................         22,502
  15,883 Ryerson Tull, Inc. .....................................        164,866
     851 Shiloh Industries, Inc. ................................          3,989
  22,500 Steel Dynamics, Inc.*...................................        279,844
  10,000 Weirton Steel Corp.*....................................         10,800
                                                                    ------------
                                                                       4,300,179
                                                                    ------------

 Leisure Time -- 1.4%
   1,200 American Classic Voyager Co.*...........................         19,500
 572,753 Arctic Cat, Inc. .......................................      8,197,527
  10,130 Callaway Golf Co. ......................................        243,627
   2,522 Polaris Industries, Inc. ...............................        118,030
  53,563 Thor Industries, Inc. ..................................      1,321,399
  14,500 WMS Industries, Inc.*...................................        267,090
                                                                    ------------
                                                                      10,167,173
                                                                    ------------

 Lodging -- 0.3%
  21,001 Aztar Corp.*............................................        247,812
  20,322 Boca Resorts, Inc., Class A Shares*.....................        240,816
  33,071 Boyd Gaming Corp.*......................................        116,079
  10,000 Cretline Capital Corp.* ................................        256,500
  44,200 Extended Stay America, Inc.* (b)........................        654,160

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

  Shares                          Security                             Value

--------------------------------------------------------------------------------
 Lodging -- 0.3% (continued)
     2,600 Lodgian, Inc.* (a) ...................................   $      8,580
    15,748 Marcus Corp.*.........................................        239,370
    30,252 Prime Hospitality Corp.*..............................        385,713
         1 Station Casinos, Inc.*................................              7
   111,222 Wyndham International, Inc., Class A Shares*..........        234,678
                                                                    ------------
                                                                       2,383,715
                                                                    ------------

 Machinery - Construction and Mining -- 0.1%
       900 Astec Industries, Inc.*...............................         11,981
    30,026 JLG Industries, Inc. .................................        390,338
    19,577 Terex Corp.*..........................................        361,196
                                                                    ------------
                                                                         763,515
                                                                    ------------

 Machinery - Diversified -- 2.3%
    43,850 Agco Corp. ...........................................        517,430
    12,605 Albany International Corp., Class A Shares............        228,151
    14,554 Applied Industrial Technologies, Inc. ................        265,611
    10,000 Briggs & Stratton Corp. ..............................        395,600
    10,614 Columbus McKinnon Corp. ..............................         83,585
    30,883 Cummins Engine, Inc. (b)..............................      1,141,127
    28,258 Flowserve Corp. ......................................        593,418
     7,900 Gardner Denver, Inc.*.................................        152,154
    13,260 Gerber Scientific, Inc. ..............................         92,953
    16,009 IDEX Corp. ...........................................        511,167
    26,261 Imation Corp.*........................................        580,368
     1,100 Lindsay Manufacturing Co. ............................         23,045
     4,879 Manitowoc Co. ........................................        137,574
     4,809 Nacco Industries, Inc., Class A Shares................        320,087
    13,354 Nordson Corp. ........................................        373,077
     6,258 Robbins & Myers, Inc. ................................        158,640
    12,400 Sauer-Danfoss, Inc. ..................................        122,512
    20,601 Stewart & Stevenson Services, Inc. ...................        530,476
    54,600 Tecumseh Products Co., Class A Shares.................      2,750,475
     4,950 Tennant Co. ..........................................        212,603
    11,060 Thomas Industries, Inc. ..............................        293,643
 1,693,550 Unova, Inc.*..........................................      7,519,362
                                                                    ------------
                                                                      17,003,058
                                                                    ------------

 Manufacturing - Miscellaneous -- 4.6%
    15,964 A.O. Smith Corp. .....................................        295,653
     1,840 Actuant Corp. ........................................         27,232
    25,192 AptarGroup, Inc. .....................................        723,010
   122,482 Barnes Group, Inc. ...................................      2,363,903
     8,546 Blount International, Inc.*...........................         61,189
    18,488 Carlisle Cos., Inc. ..................................        637,836
   121,431 Clarcor, Inc. ........................................      2,975,060
     4,600 Cuno Inc.*............................................        121,325
    15,870 Donaldson Co., Inc. ..................................        422,301
   137,875 ESCO Technologies, Inc. ..............................      2,975,343
   324,900 Federal Signal Corp. .................................      7,196,535
    14,000 Griffon Corp.*........................................         98,000
    28,025 Harsco Corp. (b)......................................        773,490
    14,900 Hexcel Corp.*.........................................        163,602
        37 Hvide Marine, Inc., Class A Shares....................             14

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

-------------------------------------------------------------------------------
 Manufacturing - Miscellaneous -- 4.6% (continued)
  99,600 Lancaster Colony Corp..................................   $  2,938,200
  35,391 MascoTech, Inc., Escrow+...............................              0
  11,534 Myers Industries, Inc. ................................        144,175
  30,413 National Service Industries, Inc. (b)..................        735,082
   2,040 NCH Corp. .............................................        100,531
  37,506 Pittston Brink's Group.................................        744,494
  33,633 Polaroid Corp. (b).....................................        168,165
  15,000 Polymer Group, Inc.....................................         99,750
   9,300 SPS Technologies Inc.*.................................        466,860
   8,431 Standex International Corp. ...........................        205,716
 318,955 Sturm Ruger & Co., Inc. ...............................      3,237,393
  19,800 Teleflex, Inc. ........................................        850,410
   8,200 Tredegar Corp..........................................        149,650
 120,560 Trinity Industries, Inc. (a) ..........................      2,651,114
  56,300 U.S. Industries, Inc. (b)..............................        470,105
 179,797 Wabtec Corp............................................      2,517,158
                                                                   ------------
                                                                     34,313,296
                                                                   ------------

 Media -- 1.9%
   7,200 Acme Communications, Inc.*.............................         66,150
   2,200 Beasley Broadcast Group, Class A Shares*...............         32,038
   4,100 Crown Media Holdings, Inc., Class A Shares*............         79,181
  24,000 Cumulus Media, Inc., Class A Shares*...................        120,000
 515,650 Hollinger International, Inc...........................      8,405,095
   8,600 Houghton Mifflin Co....................................        365,328
   2,200 Hungry Minds Inc.*.....................................         14,163
  14,000 Insight Communications Co., Inc.*......................        345,625
  33,600 Journal Register Co.*..................................        546,000
   6,200 Lee Enterprises, Inc. .................................        196,044
  11,798 Liberty Corp...........................................        447,852
   5,500 LodgeNet Entertainment Corp.*..........................         81,813
  13,902 The McClatchy Co., Class A Shares......................        579,018
  13,446 Media General, Inc., Class A Shares....................        674,989
   9,400 Mediacom Communications Corp.*.........................        175,663
  12,200 Meredith Corp. ........................................        438,468
  41,400 Metromedia International Group Inc.* (a) ..............        121,716
     716 On Command Corp.*......................................          5,750
  13,500 Playboy Enterprises, Class B Shares*...................        174,150
   6,500 Pulitizer, Inc. .......................................        335,400
     100 Regent Communications, Inc.*...........................            800
  17,700 Salem Communications Corp.*............................        251,119
   7,620 Scholastic Corp.*......................................        325,755
  29,200 Sinclair Broadcast Group, Inc., Class A Shares*........        264,625
   2,300 Source Media, Inc.*....................................          2,013
   2,000 Value Line, Inc. ......................................         82,000
   2,200 World Wrestling Federation Entertainment, Inc.*........         30,360
  26,000 WorldPages.com Inc.*...................................         97,760
   1,300 XM Satelite Radio Holdings, Inc., Class A Shares*
          (a) ..................................................         13,325
   1,900 Young Broadcasting, Inc., Class A Shares*..............         65,075
                                                                   ------------
                                                                     14,337,275
                                                                   ------------

 Metal Fabricate and Hardware -- 1.3%
  99,038 Commercial Metal Co....................................      2,532,402
  22,300 Kaydon Corp. ..........................................        566,197

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Metal Fabricate and Hardware -- 1.3% (continued)
   6,478 Lawson Products, Inc. ..................................   $    156,687
  11,500 Metals USA, Inc. .......................................         35,650
  23,358 Mueller Industries, Inc.*...............................        710,083
   9,600 NS Group, Inc. .........................................        102,624
   3,700 Penn Engineering & Manufacturing Corp. .................        148,370
 101,300 Precision Castparts Corp. ..............................      3,905,115
   9,176 Quanex Corp. ...........................................        165,168
   4,400 Shaw Group, Inc.*.......................................        221,364
  36,023 Timken Co. (b)..........................................        576,368
   2,300 Valmont Industries, Inc. ...............................         42,119
   5,717 Wolverine Tube, Inc.*...................................         73,806
  51,501 Worthington Industries, Inc. (b)........................        507,285
                                                                    ------------
                                                                       9,743,238
                                                                    ------------

 Mining -- 0.6%
  14,804 Amcol International Corp. ..............................         52,554
  12,121 Brush Engineered Materials, Inc. .......................        255,147
   9,100 Century Aluminum Co. ...................................        124,556
 498,700 Homestake Mining Co. ...................................      2,802,694
  22,558 Kaiser Aluminum Corp.*..................................         80,081
  13,712 RTI International Metals, Inc.*.........................        220,763
  19,200 Southern Peru Cooper Corp. .............................        278,400
  61,300 USEC, Inc. .............................................        386,190
                                                                    ------------
                                                                       4,200,385
                                                                    ------------

 Office/Business Equipment -- 0.0%
   2,972 General Binding Corp.*..................................         26,748
 104,500 Ikon Office Solutions, Inc. (b).........................        468,160
                                                                    ------------
                                                                         494,908
                                                                    ------------

 Office Furnishings -- 1.2%
 741,350 Compx International Inc. ...............................      7,895,378
  20,743 HON INDUSTRIES Inc. ....................................        515,464
  35,090 Interface, Inc. ........................................        223,699
                                                                    ------------
                                                                       8,634,541
                                                                    ------------

 Oil and Gas Producers -- 2.5%
   1,200 Barrett Resources Corp.*................................         53,100
  12,200 Belco Oil & Gas Corp.*..................................        123,220
 200,500 Berry Petroleum, Class A Shares.........................      2,596,475
 117,729 Cabot Oil & Gas Corp., Class A Shares...................      3,190,456
   3,800 Callon Petroleum Co.*...................................         40,660
  15,600 Comstock Resources, Inc.*...............................        156,000
 126,200 Cross Timbers Oil Co. ..................................      3,113,354
   5,300 Denbury Resources, Inc.*................................         53,689
  22,100 EEX Corp.*..............................................         90,168
   3,600 Evergreen Resources, Inc.*..............................        113,580
  11,512 Forest Oil Corp.*.......................................        371,838
   4,500 KEY Production Co., Inc.*...............................         94,950
     847 Louis Dreyfus Natural Gas*..............................         30,628
  10,800 McMoran Exploration Co.*................................        155,520
   9,068 Nuevo Energy Co.*.......................................        153,249
  58,895 Parker Drilling Co.*....................................        362,204
  13,900 Patina Oil & Gas Corp. .................................        308,580

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Oil and Gas Producers -- 2.5% (continued)
   2,100 Penn Virginia Corp. ....................................   $     67,221
  72,514 Pioneer Natural Resources Co.* (a)(b)...................      1,221,861
   1,700 Prize Energy Corp.*.....................................         34,765
  13,800 Pure Resources, Inc.*...................................        288,420
     900 Spinnaker Exploration Co.*..............................         34,200
 100,000 St. Mary Land & Exploration Co. ........................      2,231,250
   1,904 Stone Energy Corp.*.....................................        102,816
  22,612 Tesoro Petroleum Corp.*.................................        285,816
  21,728 Tom Brown, Inc.*........................................        726,530
   9,100 Unit Corp.*.............................................        166,075
 142,402 Vintage Petroleum Inc. .................................      2,775,415
                                                                    ------------
                                                                      18,942,040
                                                                    ------------

 Oil and Gas Services -- 2.7%
  24,801 Friede Goldman Halter, Inc.*............................         67,211
     300 Gulf Island Fabrication, Inc.*..........................          5,325
   2,400 Horizon Offshore Inc.*..................................         50,400
 787,317 Input/Output, Inc.*.....................................      8,290,448
   3,600 Newpark Resources, Inc.*................................         28,620
   9,373 NUI Corp.*..............................................        258,226
  13,729 Oceaneering International, Inc.*........................        282,817
  11,176 RPC Inc. ...............................................        142,494
  12,562 SEACOR SMIT, Inc.*......................................        601,092
  13,800 Seitel, Inc.*...........................................        258,060
 488,650 Tetra Technologies, Inc.*...............................     10,115,055
   2,100 Universal Compression Holdings, Inc.*...................         73,500
   4,100 Veritas DGC Inc.*.......................................        123,615
                                                                    ------------
                                                                      20,296,863
                                                                    ------------

 Packaging and Containers -- 0.6%
  20,700 Ball Corp. (a) .........................................        856,980
  12,300 Gaylord Container Corp., Class A Shares*................         14,268
  13,400 Graphic Packaging International Corp.*..................         23,450
  47,308 Greif Brothers Corp. ...................................      1,277,316
   3,100 Ivex Packaging Corp.*...................................         40,300
  37,842 Longview Fiber Co. .....................................        480,215
  12,000 Packaging Corp. Of America*.............................        174,000
 115,400 Pactiv Corp.*...........................................      1,552,130
   3,436 Silgan Holding, Inc.*...................................         39,299
                                                                    ------------
                                                                       4,457,958
                                                                    ------------

 Pharmaceuticals -- 0.9%
   2,300 Allos Therapeutics, Inc.*...............................         15,381
   5,300 Amylin Pharmaceuticals, Inc.*...........................         49,688
   3,000 Antigenics Inc.*........................................         46,875
 222,100 Bergen Brunswig Corp., Class A Shares...................      3,995,579
  10,700 Carter-Wallace Inc. ....................................        287,830
   4,500 Cygnus, Inc.*...........................................         23,484
  15,400 Guilford Pharmaceuticals, Inc.*.........................        347,463
  16,400 Herbalife International, Inc., Class A Shares...........        134,275
   4,800 Intrabiotics Pharmaceuticals, Inc.*.....................         24,000
   2,500 Isis Pharmaceuticals, Inc.*.............................         27,188
   5,600 Ligand Pharmaceuticals, Inc.*...........................         63,700
   2,700 MacroChem Corp. of Delaware* (a) .......................         10,800

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Pharmaceuticals -- 0.9% (continued)
   1,900 Mannatech, Inc.*........................................   $      2,197
  50,500 Omnicare Inc. (b).......................................      1,119,585
  45,182 Perrigo Co.*............................................        457,468
   6,000 Praecis Pharmaceuticals, Inc.* (a)......................        165,375
   6,600 Theragenics Corp.*......................................         43,890
  21,500 Triangle Pharmaceuticals, Inc.*.........................        124,969
  17,200 Twinlab Corp.*..........................................         38,700
   2,300 Vaxgen, Inc.* (a).......................................         57,356
                                                                    ------------
                                                                       7,035,803
                                                                    ------------

 Pipelines -- 0.4%
   8,700 Midcoast Energy Resources, Inc. ........................        210,975
  45,000 National Fuel Gas Co. ..................................      2,331,000
  17,400 TransMontaigne Inc.*....................................         64,032
  14,483 Western Gas Resources, Inc. ............................        367,868
                                                                    ------------
                                                                       2,973,875
                                                                    ------------

 Real Estate -- 0.4%
  28,000 Catellus Development Corp.*.............................        504,560
  14,439 CB Richard Ellis Services Inc.*.........................        223,660
   8,800 Forest City Enterprises, Inc., Class A Shares...........        370,832
  12,888 Insignia Financial Group, Inc.*.........................        168,188
  20,600 Jones Lang LaSalle, Inc.*...............................        290,460
  16,807 LNR Property Corp. .....................................        472,277
  23,000 Security Capital Group, Inc., Class B Shares*...........        476,560
  18,400 Trammell Crow Co.*......................................        227,240
                                                                    ------------
                                                                       2,733,777
                                                                    ------------

 Real Estate Investment Trusts -- 8.0%
   8,850 Alexandria Real Estate Equities, Inc. ..................        336,035
  16,200 American Industrial Properties REIT.....................        201,528
  11,010 Amli Residential Properties Trust.......................        240,018
  45,700 Arden Reality, Inc. ....................................      1,089,945
  12,855 Bedford Property Investors, Inc. .......................        255,429
  11,619 Boykin Lodging Co. .....................................        128,971
  24,500 Brandywine Realty Trust.................................        465,500
  34,113 BRE Properties, Class A Shares..........................        998,146
  21,800 Burnham Pacific Property, Inc. .........................        111,180
 155,100 Cabot Industrial Trust..................................      3,109,755
  28,477 Camden Property Trust...................................        911,834
  15,000 Capital Automotive REIT.................................        212,813
  12,149 Capstead Mortgage Corp. ................................        155,629
 103,396 CBL & Associates Properties, Inc. ......................      2,760,673
  15,396 Centerpoint Properties Corp. ...........................        708,986
  12,545 Chateau Communities, Inc. ..............................        388,142
  10,730 Chelsea Property Group, Inc. ...........................        443,471
  14,900 Colonial Properties Trust...............................        399,469
  22,179 Commercial Net Lease Realty.............................        249,514
  28,800 Cornerstone Realty Income Trust, Inc. ..................        315,936
 119,728 Corrections Corp. Of America*...........................        117,333
   4,000 Cousins Properties, Inc. ...............................        103,520
  40,600 Developers Divers Realty Corp. (b)......................        554,190
  11,402 EastGroup Properties, Inc. .............................        251,984
   9,400 Entertainment Properties Trust*.........................        130,190

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                           Security                             Value

--------------------------------------------------------------------------------
 Real Estate Investment Trusts -- 8.0% (continued)
  26,559 Equity Inns, Inc. .......................................  $    202,645
  13,480 Essex Property Trust, Inc. ..............................       676,022
  23,448 Federal Realty Investors Trust...........................       464,270
  31,900 FelCor Lodging Trust, Inc. (b)...........................       759,220
  28,769 First Industrial Realty Trust, Inc. .....................       945,062
   6,300 First Washington Realty Trust, Inc. .....................       163,359
 156,100 Franchise Financial Corp. ...............................     3,501,323
  16,986 Gables Residential Trust.................................       463,718
  22,094 Glenborough Realty Trust, Inc. ..........................       406,971
  17,200 Glimcher Realty Trust....................................       252,840
  11,820 Great Lakes REIT, Inc. ..................................       197,394
 107,493 Health Care Property Investors, Inc. ....................     3,365,606
  20,546 Health Care REIT, Inc. ..................................       392,018
  29,870 Healthcare Realty Trust, Inc. ...........................       663,413
  43,559 Highwoods Properties, Inc. (b)...........................     1,084,619
  14,452 Home Properties of New York, Inc. .......................       389,481
  37,656 Hospitality Properties Trust.............................       977,173
  92,600 HRPT Properties Trust (b)................................       750,986
 201,101 Innkeepers USA Trust.....................................     2,214,122
  22,700 IRT Property Co. ........................................       204,300
  24,630 JDN Realty Corp. ........................................       311,570
   7,200 JP Realty, Inc. .........................................       134,568
  19,106 Kilroy Realty Inc. ......................................       504,207
  20,281 Koger Equity, Inc. ......................................       312,733
   7,900 LaSalle Hotel Properties.................................       126,795
  13,400 Lexington Corporate Properties Trust.....................       172,860
  23,100 The Macerich Co..........................................       479,094
   4,400 Manufactured Home Communities, Inc. .....................       121,440
 106,400 Meditrust Corp.*.........................................       388,360
  26,110 Meristar Hospitality Corp. ..............................       524,811
  11,300 MGI Properties, Inc. (a).................................             0
  12,900 Mid-America Apartment Communities, Inc. .................       281,220
 109,273 National Golf Properties, Inc. ..........................     2,423,675
  18,112 National Health Investors, Inc. .........................       164,819
  33,852 Nationwide Health Properties, Inc. ......................       499,994
 218,400 New Plan Excel Realty Trust, Inc. .......................     3,310,944
  13,914 Pacific Gulf Properties, Inc. ...........................        91,137
  14,440 Pan Pacific Retail Properties, Inc. .....................       324,756
   7,300 Parkway Properties, Inc. of Maryland.....................       212,430
   8,800 Pennsylvania Real Estate Investment Trust................       188,760
 117,022 Prentiss Properties Trust................................     2,890,443
   6,000 Prime Group Realty Trust.................................        83,880
  19,541 Prime Retail, Inc. ......................................        12,311
  17,000 PS Business Parks Inc. of California.....................       463,250
  19,621 Realty Income Corp. .....................................       494,449
  41,300 Reckson Associates Realty Corp. (a)......................       962,290
  22,988 Regency Centers Corp. ...................................       550,563
  17,900 RFS Hotel Investors, Inc. ...............................       250,600
   7,400 Saul Centers, Inc. ......................................       136,900
   7,400 Senior Housing Properties Trust..........................        76,442
 122,979 Shurgard Storage Centers, Inc., Class A Shares...........     3,078,164
  14,800 SL Green Realty Corp. ...................................       415,584
   8,500 Sovran Self Storage, Inc. ...............................       187,765
  20,288 Storage USA, Inc. .......................................       604,582

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Real Estate Investment Trusts -- 8.0% (continued)
  18,214 Summit Properties, Inc. ................................   $    424,568
  12,726 Sun Communities, Inc. ..................................        408,505
   3,944 Tanger Factory Outlet Center, Inc. .....................         85,782
  24,500 Taubman Centers, Inc....................................        282,975
 277,700 United Dominion Realty Trust, Inc. .....................      3,349,062
  17,563 Washington Real Estate Investment Trust.................        386,386
  19,700 Weingarten Realty Investors.............................        827,203
  21,900 Westfield America, Inc. ................................        362,007
                                                                    ------------
                                                                      59,622,617
                                                                    ------------

 Retail -- 4.2%
  21,700 Ames Department Stores, Inc.*...........................         84,088
  14,939 AnnTaylor Stores Corp.*.................................        385,874
   3,400 Applebee's International, Inc. .........................        104,125
  28,800 Barnes & Noble, Inc.* (b)...............................        777,600
  25,257 Bob Evans Farms, Inc. ..................................        505,140
  50,242 Borders Group, Inc.*....................................        796,336
 147,600 Brown Shoe Co., Inc. ...................................      2,560,860
   6,459 Buckle, Inc.*...........................................        121,235
 138,480 Burlington Coat Factory Warehouse Corp. ................      2,707,284
  28,600 Casey's General Stores, Inc. ...........................        352,138
  19,812 Cash America International, Inc. .......................        125,806
   9,700 Cato Corp., Class A Shares..............................        176,419
  39,811 CBRL Group, Inc. (b)....................................        753,921
   2,200 CEC Entertainment, Inc.*................................         88,000
  68,721 Charming Shoppes, Inc.*.................................        438,096
 113,700 Claire's Stores, Inc. ..................................      1,980,654
  61,196 Dillards, Inc., Class A Shares..........................      1,150,485
  11,300 Dress Barn, Inc.*.......................................        264,138
  11,829 Footstar, Inc.*.........................................        520,831
   6,200 Fred's Inc. ............................................        134,463
   4,500 Group 1 Automotive, Inc.*...............................         55,800
 172,000 Haverty Furniture Cos., Inc. ...........................      2,373,600
  10,800 Hollywood Entertainment Corp.*..........................         22,275
  15,302 IHOP Corp.*.............................................        313,538
   1,800 Intertan Inc.*..........................................         22,500
   1,300 Jack In The Box, Inc.*..................................         38,766
   2,200 Krispy Kreme Doughnuts, Inc.* (a).......................        157,988
  14,938 Landry's Seafood Restaurants, Inc. .....................        174,924
   1,210 Lands' End, Inc.*.......................................         28,096
  16,139 Lone Star Steakhouse & Saloon, Inc. ....................        148,277
  21,800 Longs Drugs Stores Corp. ...............................        608,220
 246,086 Luby's Inc.*............................................      1,685,689
   8,600 The Men's Wearhouse, Inc.*..............................        226,180
   4,115 Michaels Stores, Inc.*..................................        134,766
  27,200 Neiman-Marcus Group, Inc., Class A Shares*..............        990,080
   5,700 NPC International, Inc.*................................         58,781
  33,500 NU Skin Enterprises, Inc. ..............................        274,700
   6,700 O'Charleys, Inc.*.......................................        120,600
  85,218 Officemax, Inc.*........................................        260,767
  17,600 O'Reilly Automotive, Inc.*..............................        333,300
     200 Papa John's International, Inc.*........................          4,775
  15,944 Payless Shoesource, Inc.*...............................      1,217,803

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Retail -- 4.2% (continued)
  33,486 The Pep Boys--Manny, Moe & Jack.........................   $    185,512
  48,100 PETsMART, Inc.*.........................................        168,350
  63,000 Pier 1 Imports, Inc. ...................................        819,000
   1,200 PriceSmart, Inc.*.......................................         38,981
   2,500 RARE Hospitality International, Inc.*...................         72,656
  15,200 Regis Corp. ............................................        226,100
   8,476 Ruby Tuesday, Inc. .....................................        144,092
  24,400 Ryan's Family Steak Houses, Inc.*.......................        245,525
   7,500 School Specialty, Inc.*.................................        165,469
  19,042 Shopko Stores, Inc.*....................................        184,707
  95,725 Smart & Final, Inc.*....................................      1,023,300
   9,200 Sonic Automotive, Inc.*.................................         77,740
   7,638 Spiegel, Inc., Class A Shares...........................         55,376
  18,110 The Steak N Shake Co.*..................................        159,368
  83,850 Stein Mart, Inc.*.......................................        801,816
  15,500 Systemax, Inc.*.........................................         32,705
  18,300 Trans World Entertainment Corp.*........................        146,972
   3,653 United Auto Group, Inc.*................................         36,676
  10,800 United Retail Group, Inc.*..............................         67,500
   6,143 Value City Dept Stores, Inc.*...........................         52,523
  98,400 Venator Group, Inc.*....................................      1,083,384
   1,000 West Marine, Inc.*......................................          5,625
   2,000 Whitehall Jewellers, Inc.*..............................         16,780
   6,900 Wilsons The Leather Experts Inc.*.......................        121,181
 230,000 World Fuel Services Corp. ..............................      1,886,000
  14,813 Zale Corp.*.............................................        466,017
                                                                    ------------
                                                                      31,562,273
                                                                    ------------

 Savings and Loans -- 2.5%
  19,860 American Financial Holdings, Inc. ......................        414,578
  15,100 Anchor Bancorp Wisconsin, Inc. .........................        228,152
   4,800 Andover Bancorp, Inc. ..................................        168,000
  32,700 Astoria Financial Corp. ................................      1,788,281
   9,300 Brookline Bancorp, Inc. ................................        130,200
  23,400 Capitol Federal Financial...............................        372,938
 142,100 Commercial Federal Corp. (b)............................      3,129,042
   8,334 Dime Community Banshares................................        220,851
  15,528 Downey Financial Corp. .................................        668,480
  11,436 First Federal Capital Corp. ............................        151,527
   9,580 First Financial Holdings, Inc. .........................        200,581
   7,100 First Indiana Corp. ....................................        164,520
   8,600 First Niagara Financial Group, Inc. ....................         98,363
  25,307 First Sentinel Bancorp, Inc. ...........................        278,377
  12,400 Firstfed Financial Corp.*...............................        363,320
  16,600 Harbor Florida Bancshares, Inc. ........................        253,150
  45,500 Independence Community Bank (b).........................        759,281
  16,709 MAF Bancorp, Inc. ......................................        440,700
  11,882 New York Community Bancorp, Inc. .......................        465,626
  14,800 Northwest Bancorp, Inc. ................................        134,125
   8,098 OceanFirst Financial Corp. .............................        173,601
  26,300 Ocwen Financial Corp.*..................................        197,250
  20,560 Peoples Bank Bridgeport.................................        546,125
   8,969 PFF Bancorp, Inc. ......................................        221,983
  19,600 Richmond County Financial Corp. ........................        529,200

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Savings and Loans -- 2.5% (continued)
  43,100 Roslyn Bancorp, Inc. ...................................   $  1,066,725
  18,300 Seacoast Financial Services Corp. ......................        274,500
     700 St. Francis Capital Corp. ..............................         11,813
  24,700 Staten Island Bancorp, Inc. ............................        613,795
  24,600 United Community Financial Corp. .......................        167,588
 131,963 Washington Federal, Inc. ...............................      3,431,038
  36,110 Webster Financial Corp. ................................      1,026,878
                                                                    ------------
                                                                      18,690,588
                                                                    ------------

 Semiconductors -- 0.3%
   7,100 ADE Corp.*..............................................         92,855
  33,900 C-Cube Microsystems, Inc.* (b)..........................        274,378
   4,335 Cirrus Logic, Inc.*.....................................         78,030
   1,134 Electroglas, Inc.*......................................         16,656
   2,200 ESS Technology, Inc.*...................................         14,850
   7,387 FSI International, Inc.*................................         60,481
   1,000 Integrated Circuit Systems, Inc.*.......................         16,125
   2,300 Kulicke & Soffa Industries, Inc.*.......................         26,450
  15,000 MEMC Electronic Materials, Inc.*........................        123,000
     700 Microsemi Corp.*........................................         19,688
     800 Photronics Inc.*........................................         25,200
  23,854 Pioneer Standard Electronics, Inc. .....................        292,212
     200 Pixelworks, Inc.*.......................................          2,813
  22,911 Silicon Valley Group, Inc.*.............................        611,437
   8,434 SpeedFam-IPEC, Inc.*....................................         64,309
  11,300 Standard Microsystems Corp.*............................        177,269
   2,400 Therma-Wave, Inc.*......................................         26,250
   7,006 Ultratech Stepper, Inc.*................................        170,333
                                                                    ------------
                                                                       2,092,336
                                                                    ------------

 Shipbuilding -- 0.5%
  68,700 Newport News Shipbuilding, Inc.*........................      3,754,455
                                                                    ------------

 Software -- 1.3%
  35,600 3Dfx Interactive, Inc.*.................................          7,788
  18,000 Avid Technology Inc.*...................................        302,625
  33,700 Borland Software Corp.*.................................        271,706
     443 Carecentric Inc.*.......................................          1,467
   6,100 Cerner Corp.* (a).......................................        312,244
   3,100 Eclipsys Corp.*.........................................         65,488
  16,800 Epresence, Inc.*........................................        123,900
     400 Fair, Issac & Co., Inc. ................................         24,720
   6,780 Global Payments, Inc.*..................................        128,820
   4,400 IDX Systems Corp.*......................................         85,800
  11,000 Indus International, Inc.*..............................         44,000
   1,820 Infogrames, Inc.*.......................................         13,707
   7,600 InfoUSA Inc.*...........................................         36,100
   3,000 Inter-Tel, Inc. ........................................         29,063
   1,700 Interact Commerce Corp.*................................         13,388
   5,400 J.D. Edwards & Co.*.....................................         56,025
  13,100 JDA Software Group, Inc.*...............................        170,300
   8,900 Lightspan, Inc.* (a)....................................         19,191
  15,100 Midway Games, Inc.*.....................................        107,965
  19,200 National Data Corp. ....................................        490,176

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Software -- 1.3% (continued)
   1,900 New ERA Of Networks, Inc.*..............................   $     14,072
   1,100 Progress Software Corp.*................................         16,156
   4,800 Quadramed Corp.* (a) ...................................         12,450
 701,900 Schwak Inc. ............................................      6,282,005
     550 Serena Software, Inc.*..................................          9,384
  26,800 Structural Dynamics Research Corp.*.....................        355,100
  11,400 Take-Two Interactive Software, Inc.*....................        131,100
  10,600 THQ Inc.*...............................................        296,138
  10,000 Transaction Systems Architects, Inc.*...................         93,750
   2,100 Universal Access, Inc.*.................................         15,225
                                                                    ------------
                                                                       9,529,853
                                                                    ------------

 Telecommunications -- 0.4%
   1,100 AirGate PCS, Inc.*......................................         48,538
   1,600 Airnet Communications Corp.*............................          4,200
   2,800 Alamosa PCS Holdings, Inc.*.............................         29,400
   7,100 Alaska Communications Systems Group, Inc.*..............         48,369
  19,827 Allen Telecom, Inc.*....................................        277,578
  31,800 Allied Riser Communications Corp.* (a) (b)..............         76,519
  10,700 American TeleSource International, Inc.* (a) ...........          6,527
  15,308 Anixter International, Inc.*............................        327,591
  10,600 Arch Communications Group, Inc.*........................          9,275
   7,700 Arguss Communications, Inc.*............................         57,596
   9,700 Audiovox Corp.*.........................................        104,881
  23,946 Cable Design Technologies, Inc.*........................        427,197
     200 Centennial Communications Corp.*........................          3,888
   3,000 Commonwealth Telephone Enterprises, Inc.*...............        102,000
   3,500 CTC Communications Group, Inc.*.........................         28,875
   9,500 e.spire Communications, Inc.* (a) ......................          6,234
   1,425 Entrada Networks Inc.* (a) .............................          2,850
  32,687 General Communication, Inc., Class A Shares*............        263,539
  47,948 Glenayre Technologies, Inc.*............................        163,323
   2,700 GoAmerica Inc.* (a) ....................................         12,066
   4,300 Golden Telecom, Inc.*...................................         38,700
   6,400 Hickory Tech Corp. .....................................        108,800
  10,800 Hypercom Corp.*.........................................         44,820
     200 Illuminet Holdings, Inc.*...............................          5,175
   8,100 Intermedia Communications, Inc.* (a) ...................        128,081
   2,200 Metawave Communications Corp.*..........................         24,338
   2,500 Metricom Inc.* (a) .....................................         11,406
  16,300 Metrocall, Inc.*........................................          8,659
   7,200 Motient Corp.*..........................................         26,550
   2,900 Net2000 Communications, Inc.*...........................          7,613
  13,760 Network Equipment Technologies, Inc.*...................         66,048
  10,000 North Pittsburgh Systems, Inc. .........................        108,750
   4,200 Nucenrix Broadbank Networks, Inc.* (a) .................         50,925
   1,600 Pac-West Telecomm, Inc.*................................          6,850
   3,200 SAVVIS Communications Corp.* (a) .......................          3,500
   5,700 Sorrento Networks Corp.*................................         74,100
     500 Stanford Microdevices, Inc.*............................          3,844
   5,078 Superior Telecom, Inc.* (a) ............................         22,597
   1,700 SymmetriCom, Inc.*......................................         24,358
  13,100 Viatel Inc.* (a) .......................................         26,200
   1,300 Vyyo Inc.*..............................................          9,994

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Telecommunications -- 0.4% (continued)
  12,300 WebLink Wireless Inc., Class A Shares*..................   $      7,688
  30,300 World Access, Inc.* (a) ................................         35,981
                                                                    ------------
                                                                       2,845,423
                                                                    ------------

 Textiles -- 0.2%
  14,000 G&K Services, Inc., Class A Shares......................        291,375
  28,131 Mohawk Industries, Inc.*................................        842,523
   9,776 Spring Industries, Inc., Class A Shares.................        436,107
   2,347 UniFirst Corp. .........................................         30,323
   2,000 WestPoint Stevens Inc. .................................         16,840
                                                                    ------------
                                                                       1,617,168
                                                                    ------------

 Tobacco -- 0.5%
  90,400 Universal Corp.*........................................      3,413,504
   8,059 Vector Group Ltd.*......................................        168,836
                                                                    ------------
                                                                       3,582,340
                                                                    ------------

 Toys and Hobbies -- 0.7%
 561,050 Department 56 Inc.*.....................................      4,914,798
   2,900 Jakks Pacific, Inc.*....................................         37,519
                                                                    ------------
                                                                       4,952,317
                                                                    ------------

 Transportation -- 1.6%
  34,900 Airborne Freight Corp. (b)..............................        360,168
  28,400 Alexander & Baldwin Inc. (b)............................        733,075
  11,700 Arkansas Best Corp.*....................................        195,975
  15,291 Arnold Industries, Inc. ................................        254,213
   1,100 Atlas Air, Inc.*........................................         31,988
  34,700 CNF Transportation, Inc. ...............................      1,198,538
  10,193 EGL Inc.* (a) ..........................................        253,551
   7,993 Fritz Cos., Inc.*.......................................         89,422
   9,300 Heartland Express, Inc.*................................        232,500
   6,800 Hub Group, Inc.*........................................         67,150
  12,400 J.B. Hunt Transport Services, Inc.*.....................        196,075
  11,205 Kirby Corp.*............................................        225,781
     181 Landstar Systems, Inc.*.................................         12,048
   5,910 M.S. Carriers, Inc.*....................................        173,791
  15,918 Offshore Logistics, Inc.*...............................        389,991
  18,304 Overseas Shipholding Group, Inc. .......................        503,360
   9,078 Roadway Express, Inc. ..................................        234,326
 105,000 Sea Containers Ltd., Class A Shares.....................      2,173,500
  24,700 Swift Transportation Co., Inc.* (a) ....................        427,619
   6,100 U.S. Xpress Enterprises, Inc., Class A Shares*..........         42,319
 102,083 USFreightways Corp. ....................................      3,253,896
  21,176 Werner Enterprises, Inc. ...............................        353,375
  33,700 Wisconsin Central Transportation Corp.* (b).............        534,988
  16,922 Yellow Corp.*...........................................        335,267
                                                                    ------------
                                                                      12,272,916
                                                                    ------------

 Trucking and Leasing -- 0.2%
   6,179 AMERCO*.................................................        129,759
   8,398 Interpool, Inc. ........................................        145,705

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

  Shares                          Security                            Value

-------------------------------------------------------------------------------
 Trucking and Leasing -- 0.2% (continued)
    44,300 Ryder System, Inc. ..................................   $    909,036
     7,871 XTRA Corp.*..........................................        375,525
                                                                   ------------
                                                                      1,560,025
                                                                   ------------

 Water -- 0.2%
     7,300 American States Water Co. ...........................        223,380
    21,800 Azurix Corp.*........................................        182,248
     9,968 California Water Service Group.......................        241,724
    29,511 Philadelphia Suburban Corp. .........................        678,759
     1,000 SJW Corp. ...........................................         75,103
                                                                   ------------
                                                                      1,401,214
                                                                   ------------
           TOTAL COMMON STOCK
           (Cost -- $697,883,661)...............................    742,195,088
                                                                   ------------

   Face
  Amount
 ---------
 U.S. TREASURY OBLIGATION -- 0.1%
  $900,000 U.S. Treasury Bill, due 3/15/01 (Cost -- $897,936)...        897,936
                                                                   ------------

 REPURCHASE AGREEMENT -- 0.9%
 6,471,000 J.P. Morgan Securities Inc., 5.380% due 3/1/01;
            Proceeds at maturity -- $6,471,967; (Fully
            collateralized by U.S. Treasury Bills, Notes and
            Bonds, 0.000% to 6.250% due 5/24/01 to 2/15/31;
            Market value -- $6,600,421) (Cost -- $6,471,000)....      6,471,000
                                                                   ------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $705,252,597**).............................   $749,564,024
                                                                   ============

------
 *  Non-income producing security.
(a) All or a portion of this security is on loan (See Note 11).
(b) Securities with an aggregate market value of $62,645,661 are segregated as collateral for futures contract commitments.
 +  Escrowed security for legal action.
**  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 COMMON STOCK -- 95.6%
 Advertising -- 0.8%
  22,015 Advo Inc. ..............................................   $    889,406
  17,800 APAC Customer Services Inc. ............................         97,900
  79,100 Getty Images Inc.  (a) .................................      1,987,388
     500 Grey Global Group Inc.*.................................        331,749
  18,212 HA-LO Industries, Inc. .................................         29,686
  10,200 Key3Media Group, Inc. ..................................        123,216
   2,700 Penton Media, Inc.*.....................................         60,993
  90,119 R.H. Donnelley Corp. ...................................      2,469,261
  31,700 Sitel Corp. ............................................        107,780
  67,600 Valuevision International Inc., Class A Shares..........      1,030,900
   9,500 Ventiv Health, Inc. ....................................        153,781
                                                                    ------------
                                                                       7,282,060
                                                                    ------------

 Aerospace and Defense -- 0.3%
  19,300 Alliant Techsystems, Inc. ..............................      1,635,675
   8,000 Armor Holdings, Inc. ...................................        119,600
  19,600 Orbital Sciences Corp. .................................        145,432
  60,300 Remec, Inc. ............................................        523,856
  53,900 Teledyne Technologies Inc. .............................        703,934
                                                                    ------------
                                                                       3,128,497
                                                                    ------------

 Agriculture -- 0.1%
  27,400 Cadiz, Inc. ............................................        274,000
  25,600 Delta & Pine Land Co.*..................................        631,040
   5,500 Tejon Ranch Co. ........................................        118,250
   2,620 Vector Group Ltd.*......................................         54,889
                                                                    ------------
                                                                       1,078,179
                                                                    ------------

 Airlines -- 0.2%
  24,100 Airtran Holdings, Inc. .................................        221,720
  26,600 Atlantic Coast Airlines Holdings, Inc. .................        495,425
  22,300 Frontier Airlines, Inc. ................................        522,656
  12,500 Mesa Air Group, Inc. ...................................        125,000
   1,150 Mesaba Holdings, Inc. ..................................         13,800
  36,000 SkyWest Inc.*...........................................        816,750
                                                                    ------------
                                                                       2,195,351
                                                                    ------------

 Apparel -- 0.6%
   4,600 Columbia Sportswear Co. ................................        254,725
   6,200 Guess? Inc. ............................................         47,740
   8,100 Oshkosh B'gosh Inc., Class A Shares*....................        168,581
  19,500 Polo Ralph Lauren Corp. ................................        571,350
  74,193 Quiksilver Inc. ........................................      1,995,792
  67,300 Skechers U.S.A., Inc., Class A Shares...................      1,814,408
   6,800 Steven Madden, Ltd. ....................................         92,650
   3,900 Stride Rite Corp.*......................................         29,367
  13,900 Timberland Co., Class A Shares..........................        778,122
   6,100 Vans, Inc. .............................................        128,100
                                                                    ------------
                                                                       5,880,835
                                                                    ------------

 Auto Manufacturers -- 0.0%
   1,950 Oshkosh Truck Corp.*....................................         95,428
   1,800 Wabash National Corp.*..................................         19,440
                                                                    ------------
                                                                         114,868
                                                                    ------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Auto Parts and Equipment -- 0.1%
     200 American Axel & Manufacturing Holdings, Inc. ...........   $      2,090
   4,500 ArvinMeritor, Inc.*.....................................         69,075
   3,500 Collins & Aikman Corp. .................................         16,450
   2,500 Exide Corp.*............................................         22,850
   1,600 Hayes Lemmerz International Inc. .......................         10,128
   3,400 IMPCO Technologies, Inc. ...............................         81,175
  38,200 Tower Automotive Inc. ..................................        420,200
                                                                    ------------
                                                                         621,968
                                                                    ------------

 Banking -- 4.0%
  93,200 Bank United Corp., Contingent Payment...................         32,037
     762 Bank of Granite Corp.*..................................         15,621
  12,600 Cathay Bancorp Inc.*....................................        733,163
   3,600 Chittenden Corp.*.......................................        112,500
  14,120 Commerce Bancorp of New Jersey*.........................        840,140
 129,100 Cullen/Frost Bankers, Inc.*.............................      4,629,526
  11,129 CVB Financial Corp.*....................................        172,500
 135,400 East-West Bancorp Inc. .................................      3,122,663
   7,265 F&M Bancorp of Maryland*................................        165,165
   7,824 First Bancorp of Puerto Rico............................        184,646
   9,700 First Busey Corp.*......................................        174,600
   1,900 First Commonwealth Financial Corp.*.....................         19,057
   6,045 First Financial Bancorp*................................         92,186
   3,000 First Midwest Bancorp Inc.*.............................         83,625
   1,200 Frontier Financial Corp.*...............................         27,075
  20,800 Fulton Financial Corp.*.................................        452,400
  22,500 GBC Bancorp*............................................        701,719
 139,600 Greater Bay Bancorp*....................................      4,659,150
   7,700 Independent Bank Corp.*.................................        112,131
   1,700 International Bancshares Corp.*.........................         60,881
  44,100 Investors Financial Services*...........................      3,470,119
     400 Mississippi Valley Bancshares...........................         14,000
  10,914 National Penn Bancshares Inc.*..........................        250,340
   2,702 NBT Bancorp Inc.*.......................................         44,921
     666 Oriental Financial Group*...............................          9,311
  18,154 Pacific Capital Bancorp*................................        513,985
   7,430 Park National Corp.*....................................        649,382
  47,000 R&G Financial Corp.*....................................        792,391
   1,300 S&T Bancorp Inc.*.......................................         29,778
  75,000 Silicon Valley Bancshares...............................      2,095,313
 129,632 Southwest Bancorp of Texas (a) .........................      4,990,832
   6,650 Sterling Bancshares Inc.*...............................        119,284
     990 Texas Regional Bancshares, Class A Shares*..............         35,331
  48,131 Trustco Bank Corp. of New York*.........................        595,621
 143,700 UCBH Holdings, Inc.*....................................      8,056,181
   1,958 United Bankshares, Inc.*................................         44,545
   5,365 United National Bancorp*................................        102,270
   1,524 USB Holding Co., Inc.*..................................         18,882
  10,700 Westamerica Bancorp*....................................        413,956
                                                                    ------------
                                                                      38,637,227
                                                                    ------------

 Beverages -- 0.2%
   1,000 Coca Cola Bottling Co.*.................................         39,000
  24,800 Constellation Brands, Inc., Class A Shares (a) .........      1,583,480
                                                                    ------------
                                                                       1,622,480
                                                                    ------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Biotechnology -- 4.0%
  12,500 Acacia Research Corp. (a) ..............................   $    131,250
   6,400 Aclara Biosciences Inc. ................................         34,400
  50,000 Advanced Tissue Sciences, Inc. .........................        200,000
  50,900 Affymetrix, Inc. .......................................      2,916,411
  16,400 Alexion Pharmaceuticals, Inc. ..........................        481,750
  11,000 Aphton Corp. ...........................................        196,625
  19,400 ARIAD Pharmaceuticals, Inc. ............................        104,275
  39,500 AVANT Immunotherapeutics, Inc. .........................        209,844
  13,700 Avigen, Inc. ...........................................        214,919
  21,100 Aviron (a) .............................................        884,881
   9,500 BioCryst Pharmaceuticals, Inc. .........................         59,375
  43,300 Bio-Technology General Corp. ...........................        324,750
  28,756 Cambrex Corp.*..........................................      1,199,413
   5,400 Collateral Therapeutics, Inc. ..........................        103,275
  11,250 CryoLife, Inc. .........................................        309,375
  22,500 CuraGen Corp. ..........................................        625,781
  59,500 CYTOGEN Corp. ..........................................        221,266
   8,500 Digene Corp. ...........................................        243,844
   5,600 Diversa Corp. ..........................................         85,400
  12,000 EntreMed Inc. (a) ......................................        234,750
  19,023 Enzo Biochem, Inc. .....................................        367,141
  39,400 Enzon, Inc. ............................................      2,504,362
   6,700 Exelixis, Inc. .........................................         72,025
  67,400 Genaissance Pharmaceuticals, Inc. ......................        842,500
 321,300 Gene Logic Inc. ........................................      6,446,081
  18,100 Genome Therapeutics Corp. ..............................        148,759
 141,400 Genzyme Transgenics Corp. ..............................        927,938
  17,100 Geron Corp. ............................................        262,913
  39,700 Immunomedics, Inc. .....................................        513,619
  26,900 Inhale Therapeutic Systems, Inc. (a)....................        749,838
   5,600 Intermune Pharmaceuticals, Inc. ........................        158,550
 103,329 Invitrogen Corp. (a) ...................................      8,317,984
   7,500 Lexicon Genetics Inc. ..................................         69,375
  99,900 Lynx Therapeutics, Inc. ................................      1,033,341
  13,500 Martek Biosciences Corp. ...............................        222,750
  18,400 Maxim Pharmaceuticals, Inc. (a) ........................        110,400
   6,400 Maxygen Inc. ...........................................        101,600
  24,400 Myriad Genetics, Inc. ..................................      1,351,150
  11,500 Nanogen, Inc. ..........................................         83,375
  22,400 Neose Technologies, Inc. ...............................        700,000
   7,300 Nexell Therapeutics Inc. ...............................         21,216
   3,600 Orchid Biosciences......................................         26,100
 172,288 Organogenesis Inc. .....................................      2,032,998
   5,200 Paradigm Genetics, Inc. ................................         28,600
  61,900 Peregrine Pharmaceuticals Inc. .........................         85,112
  14,600 Regeneron Pharmaceuticals, Inc. ........................        458,075
   6,200 Ribozyme Pharmaceuticals, Inc. .........................         48,825
   2,900 Sequenom Inc. ..........................................         32,625
  21,500 Targeted Genetics Corp. ................................         92,047
  32,100 Texas Biotechnology Corp. ..............................        252,627
  14,000 Transkaryotic Therapies, Inc. ..........................        233,406
 175,400 Variagenics, Inc. ......................................      1,085,287
  14,800 Vical Inc. .............................................        207,200
                                                                    ------------
                                                                      38,369,403
                                                                    ------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Building Materials -- 0.1%
  43,300 Dal-Tile International Inc. ............................   $    692,800
  13,618 Elcor Corp.*............................................        232,731
   2,900 Florida Rock Industries, Inc.*..........................        119,045
   4,469 Simpson Manufacturing Co., Inc. ........................        222,780
   4,200 Trex Co. ...............................................        108,780
                                                                    ------------
                                                                       1,376,136
                                                                    ------------

 Chemicals -- 0.5%
   4,500 Cabot Microelectronics Corp. ...........................        272,531
  61,600 Crompton Corp.*.........................................        733,040
   7,250 Ferro Corp.*............................................        170,303
  57,400 Georgia Gulf Corp.*.....................................        994,168
  14,500 MacDermid, Inc.*........................................        272,890
   2,800 NL Industries Inc.*.....................................         55,300
   2,700 Olin Corp.*.............................................         56,025
   2,300 OM Group, Inc.*.........................................        116,610
  42,200 Solutia Inc. ...........................................        566,324
   8,700 Spartech Corp.*.........................................        139,200
  16,400 Symyx Technologies Inc. ................................        453,050
  10,800 Uniroyal Technology Corp. ..............................         71,550
  17,400 Valspar Corp.*..........................................        569,850
  14,300 W. R. Grace & Co. ......................................         28,886
                                                                    ------------
                                                                       4,499,727
                                                                    ------------

 Coal -- 0.3%
  92,300 Arch Coal, Inc. ........................................      2,173,665
  19,700 Consol Energy Inc.*.....................................        591,000
                                                                    ------------
                                                                       2,764,665
                                                                    ------------

 Commercial Services -- 5.6%
  38,700 Administaff, Inc. ......................................        848,304
  14,600 Albany Molecular Research, Inc. ........................        751,900
  27,300 Aurora Biosciences Corp. ...............................        498,225
   9,400 Bright Horizons Family Solutions, Inc. .................        213,850
 133,000 Career Education Corp. .................................      6,068,125
 280,600 Caremark Rx Inc. (a)....................................      3,928,400
   8,450 Central Parking Corp.*..................................        154,213
  70,700 Century Business Services, Inc. ........................         88,375
  16,000 Coinstar, Inc. .........................................        267,000
   6,700 Corinthian Colleges, Inc. ..............................        263,813
  62,200 The Corporate Executive Board Co. ......................      2,223,650
   4,300 Corvel Corp. ...........................................        152,650
 124,600 Costar Group Inc. ......................................      2,227,225
   2,500 CPI Corp.*..............................................         53,125
 104,200 DeVry, Inc. ............................................      3,776,208
  85,600 DiamondCluster International, Inc., Class A Shares......      1,802,950
   1,700 Edison Schools Inc. (a)  ...............................         48,875
  37,235 Education Management Corp. .............................      1,303,225
  34,400 Electro Rent Corp. .....................................        477,300
   4,057 Encompass Services Corp. ...............................         23,490
  23,300 F.Y.I. Inc. ............................................        783,463
   9,100 First Consulting Group, Inc. ...........................         83,037
   6,700 First Health Group Corp. ...............................        286,006
  91,500 Forrester Research, Inc. ...............................      3,574,219

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Commercial Services -- 5.6% (continued)
 103,400 Gartner Group, Inc. ....................................   $    878,900
  35,100 Hall, Kinion & Associates, Inc. ........................        609,862
  27,200 Heidrick & Struggles International, Inc. ...............        899,300
  51,400 Hooper Holmes Inc.*.....................................        411,200
   2,900 Integrated Electrical Services, Inc. ...................         17,516
  11,300 ITT Educational Services, Inc. .........................        343,294
   7,731 kforce.com, Inc. .......................................         26,092
  29,100 Korn/Ferry International................................        514,197
  26,400 Labor Ready, Inc. ......................................        105,600
  38,900 Learning Tree International, Inc. ......................      1,750,500
   7,000 Mail-Well, Inc. ........................................         45,500
   5,100 The Management Network Group, Inc. .....................         58,012
   8,100 MAXIMUS, Inc. ..........................................        284,472
     900 McGrath Rent Corp.*.....................................         17,494
  11,700 Medquist Inc. ..........................................        253,013
  15,100 Memberworks Inc. .......................................        390,713
   7,700 META Group, Inc. .......................................         34,650
  12,200 Midas, Inc.*............................................        158,234
  20,300 Modis Professional Services, Inc. ......................        124,439
   9,000 Navigant Consulting Co. ................................         52,200
 111,300 NCO Group, Inc. ........................................      3,241,612
  17,800 On Assignment, Inc. ....................................        392,712
  59,100 Orthodontic Centers of America (a) .....................      1,388,850
   1,400 Parexel International Corp. ............................         22,837
  25,805 Pharmaceutical Product Development......................      1,437,016
  32,100 Plexus Corp. (a) .......................................        991,088
  66,900 Prepaid Legal Services, Inc. ...........................      1,321,275
   6,200 Professional Detailing, Inc. ...........................        323,175
  31,037 The Profit Recovery Group, International, Inc. .........        220,169
  15,800 ProsoftTraining.com ....................................        182,687
  36,300 Rent-A-Center, Inc. ....................................      1,601,738
  14,790 Rent-Way, Inc. .........................................         84,303
  13,262 Rollins Inc.*...........................................        267,892
  17,400 Sotheby's Holding, Inc., Class A Shares*................        439,872
   2,100 Source Information Management Co. (a) ..................         11,156
   8,520 Spherion Corp. .........................................         78,810
   5,800 Startek Inc. ...........................................         90,190
   5,600 Strayer Education Inc.*.................................        166,950
   2,000 Sylvan Learning Systems, Inc. ..........................         41,750
 281,200 Teletech Holdings Inc. .................................      4,358,600
  10,200 United Rentals, Inc. ...................................        174,522
   1,500 Wackenhut Corrections Corp. ............................         24,900
  67,700 Wireless Facilities, Inc. ..............................        913,950
                                                                    ------------
                                                                      54,648,870
                                                                    ------------

 Computers -- 2.7%
   7,800 Adept Technology, Inc. .................................        118,950
  30,500 Advanced Digital Information Corp. .....................        457,500
   2,500 Analysts International Corp.*...........................         15,703
  59,175 Avant! Corp. ...........................................      1,087,341
  27,282 Bell & Howell Co. ......................................        626,122
  28,300 Bindview Development Corp. .............................        191,025
   9,700 Brooktrout Technology Inc. .............................         88,512
  38,200 CACI International Inc., Class A Shares.................      1,040,950

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                           Security                             Value

--------------------------------------------------------------------------------
 Computers -- 2.7% (continued)
  28,400 Cambridge Technology Partners Inc. ......................  $     91,413
  37,700 Carreker Corp. ..........................................       622,050
  35,100 CIBER Inc. ..............................................       231,309
   4,800 Cognizant Technology Solutions Corp. ....................       201,600
  18,300 Complete Business Solutions, Inc. .......................       181,856
   7,100 Computer Horizons Corp. .................................        26,625
  42,100 Concurrent Computer Corp. ...............................       221,025
  76,000 Digimarc Corp. (a) ......................................       798,000
  84,750 eLoyalty Corp. ..........................................       291,328
   8,900 EpicEdge, Inc. ..........................................         3,382
   6,100 Extended Systems Inc. ...................................        91,500
  32,400 Factset Research Systems Inc.*...........................     1,010,880
   8,500 Gadzoox Networks, Inc. ..................................        30,281
   2,800 Hines Horticulture, Inc. ................................        11,025
   3,000 Hutchinson Technology Inc. ..............................        46,875
  27,500 iGate Capital Corp. .....................................        85,078
  10,900 Immersion Corp. .........................................        76,300
 106,500 In Focus Systems, Inc.  .................................     2,163,281
   2,200 Inforte Corp. ...........................................        19,113
  24,700 Intervoice-Brite Inc. ...................................       209,950
 173,100 Iomega Corp. ............................................       628,353
   9,825 Kronos Inc. .............................................       315,014
   9,200 Manhattan Associates, Inc. ..............................       265,075
  49,600 Maxtor Corp. (a).........................................       347,200
   6,100 MCSi, Inc. ..............................................        99,506
  10,200 Media 100 Inc. ..........................................        24,225
 237,600 Mentor Graphics Corp. ...................................     5,821,200
  17,000 Mercury Computer Systems, Inc. ..........................       646,000
  18,500 Micron Electronics Inc. .................................        67,641
  27,200 Micros Systems Inc. .....................................       487,900
  27,100 MTI Technology Corp. ....................................        76,219
   3,600 netGuru, Inc. ...........................................        13,275
   9,900 NetScout Systems, Inc. ..................................        71,775
   4,600 Netsolve, Inc. ..........................................        30,188
   8,400 NHancement Technologies Inc. (a).........................        46,725
  11,800 Novadigm, Inc. ..........................................        61,950
   4,200 Nuance Communications Inc. (a)...........................        96,600
  16,600 NYFIX, Inc. .............................................       410,850
  46,000 Perot Systems Corp., Class A Shares......................       588,800
  53,700 Pomeroy Computer Resources Inc. .........................       815,569
   3,700 Procom Technology, Inc. (a)..............................        49,488
  48,600 Quantum Corp. ...........................................       510,300
  27,000 Radiant Systems Inc. ....................................       511,312
  11,250 Radisys Corp. ...........................................       247,500
  48,900 Rainbow Technologies, Inc. ..............................       314,794
  10,600 SCM Microsystems, Inc. (a)...............................       166,950
 186,500 Silicon Storage Technology, Inc. (a).....................     1,865,000
   2,500 SmartDisk Corp. .........................................         9,688
  73,800 SONICblue Inc. ..........................................       470,475
   7,000 StorageNetworks, Inc. ...................................       103,250
  18,100 Sykes Enterprises, Inc. .................................        83,147
   5,800 Syntel, Inc. ............................................        35,887
  25,800 Systems & Computer Tech Corp. ...........................       311,212

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Computers -- 2.7% (continued)
   8,500 Tanning Technology Corp. ...............................   $     47,281
  10,850 Technology Solutions Co. ...............................         34,584
   7,200 VASCO Data Security International, Inc. ................         46,800
  21,500 Vertel Corp. ...........................................         42,328
  10,500 Vertex Interactive, Inc. ...............................         63,000
  16,900 The viaLink Co. (a) ....................................         46,475
  37,800 Wave Systems Corp.......................................        189,000
  41,500 Western Digital Corp. ..................................        170,980
  24,500 Xybernaut Corp. (a) ....................................         56,273
                                                                    ------------
                                                                      26,328,763
                                                                    ------------

 Cosmetics/Personal Care -- 0.1%
  21,800 Alberto-Culver Co., Class B Shares* (a) ................        873,308
                                                                    ------------

 Distribution/Wholesale -- 0.6%
   5,800 Advanced Marketing Services, Inc.*......................        116,290
  42,574 Brightpoint, Inc. ......................................        149,009
  48,350 SCP Pool Corp. .........................................      1,607,638
 122,800 United Stationers Inc. .................................      3,077,675
  55,500 Watsco, Inc.*...........................................        699,300
  16,700 Wesco International, Inc. ..............................        154,475
                                                                    ------------
                                                                       5,804,387
                                                                    ------------

 Diversified Financial Services -- 1.8%
   8,200 Affiliated Managers Group...............................        422,300
 118,800 AmeriCredit Corp. (a) ..................................      4,060,584
  30,200 BlackRock, Inc. ........................................      1,189,880
   8,400 Compucredit Corp. (a) ..................................         74,550
  56,900 Eaton Vance Corp.*......................................      1,740,571
   2,200 Financial Federal Corp. ................................         65,120
  14,500 Gabelli Asset Management Inc., Class A Shares...........        435,435
 125,900 Heller Financial, Inc.*.................................      4,256,679
  21,900 Investment Technology Group, Inc. ......................      1,127,850
   5,183 The John Nuveen Co.*....................................        283,251
  11,700 LaBranche & Co. Inc. (a) ...............................        507,780
 103,350 Metris Companies Inc.* (a) .............................      2,269,566
  14,100 Raymond James Financial Corp. ..........................        466,710
  25,502 Southwest Securities Group, Inc.*.......................        532,992
  80,700 Wit Soundview Group, Inc. ..............................        239,578
                                                                    ------------
                                                                      17,672,846
                                                                    ------------

 Electric -- 0.0%
 6200.00 Black Hills Corp.*......................................        244,094
 1300.00 Otter Tail Power Co.*...................................         32,500
                                                                    ------------
                                                                         276,594
                                                                    ------------

 Electrical Computer and Equipment -- 0.9%
   9,500 Advanced Energy Industries, Inc.........................        215,531
   9,000 Advanced Lighting Technologies, Inc. ...................         56,250
  15,900 American Superconductor Corp. ..........................        269,306
  25,400 Ametek Inc.*............................................        701,040
  26,374 Artesyn Technologies Inc. ..............................        374,181
   1,000 Belden Inc.*............................................         24,680
  36,000 C&D Technology Inc.*....................................      1,188,000

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Electrical Computer and Equipment -- 0.9% (continued)
  12,800 Cable Design Technologies Corp. ........................   $    333,600
  12,500 Energy Conversion Devices, Inc. ........................        308,594
  22,100 Rayovac Corp. ..........................................        426,530
   8,300 Research Frontiers Inc. ................................        132,800
   5,800 Satcon Technology Corp. ................................         62,350
   4,300 SLI, Inc.*..............................................         40,420
  12,400 Superconductors Technologies Inc. (a)...................         82,537
  10,500 Universal Display Corp. (a).............................         98,438
  24,300 Valence Technology Inc. ................................        188,325
  14,800 Vicor Corp. ............................................        318,200
 161,800 Wilson Greatbatch Technologies, Inc. ...................      3,842,750
                                                                    ------------
                                                                       8,663,532
                                                                    ------------

 Electronics -- 2.6%
   9,100 ACT Manufacturing, Inc. (a).............................        158,112
   3,200 American Technical Ceramics Corp. ......................         33,568
  19,100 Amphenol Corp., Class A Shares..........................        681,870
   8,500 APW Ltd. ...............................................        242,590
  12,290 Benchmark Electronics Inc...............................        342,891
   9,180 Brady Corp., Class A Shares*............................        296,514
  32,100 Coherent, Inc. .........................................      1,344,188
  22,000 CTS Corp.*..............................................        752,400
  46,500 Cubic Corp. ............................................      1,371,750
   5,700 CyberOptics Corp. ......................................         90,487
 108,200 Cymer Inc. .............................................      2,312,775
   9,100 DDI Corp. (a)...........................................        193,944
  17,200 Dionex Corp. ...........................................        619,200
  20,900 DSP Group, Inc. ........................................        401,018
  62,400 Electro Scientific Industries Inc. .....................      1,751,100
   6,800 Excel Technologies, Inc. ...............................        128,775
  11,400 FEI Co. ................................................        256,856
  15,000 Fisher Scientific International Inc. ...................        540,000
  22,100 Identix Inc. ...........................................        179,010
   7,600 II-VI Inc. .............................................         88,350
   8,400 Interlink Electronics, Inc. ............................         61,425
   6,300 Keithley Instruments, Inc.*.............................        146,349
  27,200 Kent Electronics Corp. .................................        435,200
   5,300 Meade Instruments Corp. ................................         33,125
  18,300 Mechanical Technology, Inc. ............................         83,494
  23,100 Methode Electronics Inc.*...............................        359,494
  30,500 Mettler-Toledo International Inc. ......................      1,384,090
  12,500 Molecular Devices Corp. ................................        839,844
   7,800 Packard BioScience Co. .................................         83,850
   9,400 Photon Dynamics, Inc. ..................................        233,825
  27,600 Robotic Vision Systems, Inc. ...........................         75,900
  12,100 Rogers Corp. ...........................................        430,155
  36,500 SBS Technologies, Inc. .................................        803,000
  66,101 Sensormatic Electronics Corp. (a).......................      1,447,612
   2,600 Spectra-Physics Lasers, Inc. ...........................         49,400
  46,100 Stoneridge Inc. ........................................        348,055
  39,400 Technitrol, Inc.*.......................................      1,373,090
  41,700 Trimble Navigation Ltd. ................................        732,356
  10,800 Universal Electronics Inc. .............................        203,850
  40,800 Varian, Inc. ...........................................      1,241,850

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Electronics -- 2.6% (continued)
  32,200 Viasystems Group, Inc. .................................   $    190,624
   1,100 Woodhead Industries, Inc.*..............................         19,388
  13,200 X-Rite, Inc.*...........................................        117,150
 120,800 Zygo Corp. .............................................      2,521,700
                                                                    ------------
                                                                      25,000,224
                                                                    ------------

 Energy - Alternate Sources -- 0.3%
   8,200 FuelCell Energy, Inc. (a) ..............................        384,887
 169,000 Syntroleum Corp. .......................................      2,070,250
                                                                    ------------
                                                                       2,455,137
                                                                    ------------

 Engineering and Construction -- 0.2%
  46,550 Dycom Industries Inc. ..................................        712,215
  14,600 Insituform Technologies, Inc., Class A Shares...........        492,750
  24,300 URS Corp. ..............................................        482,355
                                                                    ------------
                                                                       1,687,320
                                                                    ------------

 Entertainment -- 1.4%
  16,200 Argosy Gaming Co. ......................................        359,640
   8,400 Championship Auto Racing Teams Inc. ....................        132,720
   7,100 Dover Downs Entertainment, Inc.*........................         85,910
  10,900 Fairfield Communities, Inc. ............................        163,064
  16,400 Gtech Holdings Corp. ...................................        442,636
 109,300 International Speedway Corp., Class A Shares............      4,932,162
  19,800 Isle of Capri Casinos, Inc. ............................        164,588
   1,700 Liberty Livewire Corp., Class A Shares..................         14,131
   6,600 Penn National Gaming, Inc. .............................         97,763
  11,500 Pinnacle Systems, Inc. .................................        123,625
 157,650 Shuffle Master, Inc. ...................................      2,680,050
 121,100 Six Flags, Inc. ........................................      2,614,549
  68,200 Speedway Motorsports, Inc. .............................      1,606,110
   2,500 Trendwest Resorts Inc. (a) .............................         70,781
     700 Vail Resorts, Inc. .....................................         15,120
  22,900 Zomax Inc. .............................................        120,225
                                                                    ------------
                                                                      13,623,074
                                                                    ------------

 Environmental Control -- 0.5%
   3,300 Casella Waste Systems Inc., Class A Shares..............         20,213
  79,100 Stericycle Inc. ........................................      3,104,675
  50,157 Tetra Tech, Inc. .......................................        868,343
  11,400 Waste Connections Inc. .................................        381,187
                                                                    ------------
                                                                       4,374,418
                                                                    ------------

 Food -- 1.0%
   4,100 American Italian Pasta Co., Class A Shares..............        138,826
  20,300 Avis Group Holdings, Inc. ..............................        669,494
   4,500 Del Monte Foods Co. ....................................         38,475
  12,800 Dreyer's Grand Ice Cream, Inc.*.........................        384,800
   1,900 Earthgrains Co.*........................................         36,480
 128,800 Fleming Cos. Inc.*......................................      3,181,360
  25,900 Hain Food Group Inc. (a) ...............................        802,900
  15,250 Performance Food Group Co. .............................        808,250
   3,000 Rica Foods, Inc. .......................................          9,750
  14,160 Smithfield Foods Inc. ..................................        416,446

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Food -- 1.0% (continued)
  75,300 United National Foods, Inc. ............................   $    960,075
  18,900 Whole Foods Market Inc. (a) ............................        815,063
 179,700 Wild Oats Markets, Inc. ................................      1,266,323
                                                                    ------------
                                                                       9,528,242
                                                                    ------------

 Food Service -- 0.0%
  10,210 Morrison Management Specialist*.........................        406,256
                                                                    ------------

 Forest Products and Paper -- 0.0%
   8,062 Buckeye Technologies Inc. ..............................         99,324
                                                                    ------------

 Hand/Machine Tools -- 0.0%
   3,600 Franklin Electric Co. Inc.*.............................        258,300
                                                                    ------------

 Healthcare -- 7.0%
  11,700 Abiomed, Inc. ..........................................        266,175
  66,100 Advanced Neuromodulation Systems, Inc. .................        888,219
 212,300 American Medical Systems Holdings, Inc. ................      2,388,375
   1,300 AmeriPath, Inc. ........................................         25,513
  28,200 Apria Healthcare Group Inc. ............................        694,002
   1,100 Arrow International Inc.*...............................         40,219
 165,200 ArthroCare Corp. .......................................      2,952,950
   3,300 Aspect Medical Systems, Inc. ...........................         33,000
  16,400 ATS Medical, Inc. ......................................        179,375
  11,200 Biosite Diagnostics Inc. ...............................        426,300
  22,400 CardioDynamics International Corp. .....................         70,700
     538 Carematrix Corp. .......................................            336
  40,500 Celsion Corp. (a) ......................................         54,270
   5,400 Cerus Corp. ............................................        312,863
  10,200 ChromaVision Medical Systems, Inc. .....................         52,912
   4,500 Closure Medical Corp. ..................................         89,156
  15,800 Columbia Laboratories, Inc. ............................         97,012
   2,079 Conmed Corp. ...........................................         47,687
  59,700 Cooper Companies Inc.*..................................      2,441,730
   4,600 Covance Inc. ...........................................         69,000
  39,700 Cyber-Care, Inc. (a) ...................................        129,025
  12,600 Cyberonics, Inc. .......................................        288,225
  26,200 Cytyc Corp. (a) ........................................      1,647,325
  26,600 Datascope Corp.*........................................        922,687
   2,700 DaVita, Inc. ...........................................         47,466
   2,300 Diagnostic Products Corp.*..............................        121,256
  18,700 Diametrics Medical, Inc. ...............................         99,344
 128,500 Dianon Systems, Inc. ...................................      4,369,000
   8,815 Edwards Lifesciences Corp. .............................        184,674
   8,800 Endocare, Inc. .........................................        105,600
  12,700 Gentiva Health Services, Inc. ..........................        241,300
   9,100 Gliatech Inc. (a) ......................................         25,025
  13,700 Haemonetics Corp. ......................................        397,026
 197,800 Health Management Associates, Inc., Class A Shares......      3,421,940
  42,179 IDEXX Laboratories Inc. ................................        993,843
   7,300 Igen International Inc. (a) ............................         94,900
  76,100 Imatron Inc. ...........................................        133,175
  12,300 Impath Inc. ............................................        614,231
  10,500 Inamed Corp. ...........................................        233,625
   2,500 Invacare Corp.*.........................................         90,875

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Healthcare -- 7.0% (continued)
  12,200 I-STAT Corp. ...........................................   $    237,900
  39,110 Laboratory Corp. of America Holdings....................      6,277,155
  66,000 LifePoint Hospitals, Inc. ..............................      2,565,750
  31,300 Lincare Holdings Inc. (a) ..............................      1,844,744
   3,500 Luminex Corp. ..........................................        107,844
 176,600 Manor Care, Inc. .......................................      4,307,274
  53,500 Mentor Graphics Corp.*..................................      1,233,844
   9,800 Microvision, Inc. ......................................        167,825
  63,000 Mid Atlantic Medical Services, Inc. ....................      1,238,580
  12,900 Novoste Corp. ..........................................        432,150
  14,400 Oakley Inc..............................................        241,920
   4,800 Ocular Sciences Inc. ...................................         82,800
   3,200 ORATEC Interventions, Inc. .............................         21,700
 162,200 Oxford Health Plans, Inc. ..............................      5,362,738
  10,700 Patterson Dental Co. ...................................        338,387
 139,200 PolyMedica Corp.  (a) ..................................      5,394,000
  31,050 Province Healthcare Co. ................................      1,084,809
  23,400 RehabCare Group, Inc. ..................................      1,076,400
  35,925 Renal Care Group Inc. ..................................        949,767
   2,950 Res-Care Inc. ..........................................         20,281
  24,200 ResMed Inc. (a) ........................................      1,088,032
  16,159 Respironics Inc. .......................................        405,995
  15,500 Rightchoice Managed Care, Inc. .........................        626,200
   6,400 SonoSite, Inc. .........................................         94,000
  10,800 STAAR Surgical Co. .....................................         97,200
 134,400 Sunrise Assisted Living, Inc. (a) ......................      3,192,000
  39,600 Sunrise Technologies, Inc. (a) .........................         81,675
  10,100 SurModics, Inc. ........................................        313,573
  21,405 Thoratec Laboratories Corp. ............................        193,983
  16,700 Triad Hospitals, Inc. ..................................        545,881
  25,100 Varian Medical Systems, Inc.............................      1,666,640
  39,200 Vasomedical, Inc. ......................................        197,225
   8,200 Ventana Medical Systems, Inc............................        185,013
  41,900 VISX, Inc. .............................................        714,395
   7,100 Zoll Medical Corp. .....................................        298,644
                                                                    ------------
                                                                      67,976,660
                                                                    ------------

 Holding Companies - Diversified -- 0.1%
 103,600 Terremark Worldwide, Inc. ..............................        152,292
  37,800 Triarc Cos. ............................................      1,002,456
                                                                    ------------
                                                                       1,154,748
                                                                    ------------

 Home Builders -- 0.3%
  41,261 D. R. Horton, Inc.*.....................................        940,751
  28,300 Kaufman & Broad Home Corp.* (a) ........................        790,985
  33,000 Monaco Coach Corp. .....................................        660,660
   3,500 NVR, Inc. ..............................................        509,250
   2,700 Skyline Corp.*..........................................         66,015
                                                                    ------------
                                                                       2,967,661
                                                                    ------------

 Home Furnishings -- 0.2%
  10,800 Ethan Allen Interiors Inc.*.............................        366,768
   3,600 Fedders Corp.*..........................................         18,540
   3,100 Furniture Brands International, Inc. ...................         76,105

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Home Furnishings -- 0.2% (continued)
   5,900 Harman International Industries, Inc.*..................   $    176,410
   6,700 ParkerVision Inc. (a) ..................................        183,936
  57,750 Salton, Inc. (a) .......................................      1,088,010
                                                                    ------------
                                                                       1,909,769
                                                                    ------------

 Household Products/Wares -- 0.4%
  24,200 Blyth, Inc.*............................................        565,312
  57,300 Central Garden & Pet Co. ...............................        444,075
  29,890 Church & Dwight Co., Inc.*..............................        653,395
  23,500 The Dial Corp.*.........................................        330,645
  11,717 Fossil Inc. ............................................        205,048
   1,700 John H. Harland Co.*....................................         30,600
   6,900 Playtex Products, Inc. .................................         66,930
   8,800 The Scotts Co. .........................................        363,000
  23,400 Tupperware Corp.*.......................................        552,240
  10,700 Yankee Candle Co., Inc. (a) ............................        142,845
                                                                    ------------
                                                                       3,354,090
                                                                    ------------

 Housewares -- 0.0%
   4,990 Libbey Inc.*............................................        157,934
   1,500 Oneida Ltd.*............................................         25,500
                                                                    ------------
                                                                         183,434
                                                                    ------------

 Insurance -- 0.4%
  32,400 Arthur J. Gallagher & Co.*..............................        827,172
  17,600 Brown & Brown, Inc.*....................................        686,400
   9,000 Crawford & Co.*.........................................        107,100
   1,400 E.W. Blanch Holdings, Inc.*.............................         11,648
  10,193 Hilb, Rogal & Hamilton Co.*.............................        389,882
     200 Markel Corp. (a) .......................................         35,950
  22,400 Radian Group, Inc.* (a) ................................      1,385,440
   1,900 Triad Guaranty Inc. ....................................         55,100
                                                                    ------------
                                                                       3,498,692
                                                                    ------------

 Internet -- 4.7%
   9,800 24/7 Media, Inc. .......................................          7,962
  12,500 About.com, Inc. ........................................        277,344
  22,500 Accrue Software, Inc. ..................................         22,500
  18,600 Allaire Corp. ..........................................        163,331
  27,800 Answerthink Inc. .......................................        185,912
  11,533 Aperian, Inc. ..........................................         18,741
   3,900 AppliedTheory Corp. (a) ................................          4,875
  21,400 Ask Jeeves, Inc.........................................         36,781
  33,991 Avocent Corp. ..........................................        845,526
   6,700 barnesandnoble.com Inc. ................................          9,212
  22,600 Be Free, Inc. ..........................................         49,084
   6,400 Braun Consulting, Inc. .................................         42,000
  13,100 Breakaway Solutions, Inc. ..............................         13,100
  44,700 Broadbase Software, Inc. ...............................        156,450
   6,300 CAIS Internet, Inc. ....................................          6,891
  14,400 Calico Commerce Inc. ...................................          8,550
   4,300 C-bridge Internet Solutions, Inc. ......................         13,437
   2,600 Centillium Communications, Inc. ........................         75,075
  27,050 Cheap Tickets Inc. .....................................        260,356

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                           Security                             Value

--------------------------------------------------------------------------------
 Internet -- 4.7% (continued)
   5,000 Chordiant Software, Inc. ................................  $     15,781
  17,300 Clarent Corp. ...........................................       181,650
 107,100 Click Commerce, Inc. ....................................     2,101,837
   7,900 click2learn.com, Inc. ...................................        25,181
   2,800 Corillian Corp. .........................................        28,000
  16,700 CSFBdirect ..............................................        56,780
  20,100 CyberSource Corp. .......................................        59,986
  22,800 Cylink Corp. ............................................        51,300
   4,700 Cysive, Inc. ............................................        17,478
  11,000 Data Return Corp. .......................................        35,750
   8,000 deltathree, Inc. (a) ....................................        13,500
   6,300 Digital Impact, Inc. ....................................        14,175
  16,300 Digital Insight Corp. ...................................       215,975
  61,200 Digital Island Inc. (a)..................................       210,375
  17,100 Digital River, Inc. .....................................        99,394
   3,300 DigitalThink, Inc........................................        28,462
   6,100 Digitas Inc. ............................................        33,550
 106,900 Docent, Inc. ............................................       835,156
  23,200 DSL.Net, Inc. ...........................................        47,850
  29,900 e.MedSoft.com (a)........................................        32,591
   4,900 Ebenx Inc. ..............................................        27,562
  19,000 eGain Communications Corp. ..............................        54,625
   5,900 eMerge Interactive, Inc., Class A Shares (a).............        25,259
  22,900 ePlus Inc. ..............................................       264,781
   4,100 Eprise Corp. (a).........................................         5,830
   6,700 Espeed, Inc., Class A Shares.............................       168,756
   2,500 Expedia, Inc., Class A Shares............................        39,062
   3,500 Extensity, Inc. .........................................        30,844
  14,100 F5 Networks, Inc. .......................................        98,259
   3,500 FirePond, Inc. ..........................................         8,750
  20,800 Frontline Capital Group..................................       287,300
   9,600 GlobalNet Financial.com, Inc. ...........................         9,600
  13,900 Globix Corp. ............................................        53,863
  57,000 GoTo.com, Inc............................................       431,063
   7,300 Hollywood.com, Inc.......................................        28,744
  22,600 Hotel Reservations Network, Inc., Class A Shares.........       641,275
 180,100 HotJobs.com, Ltd.........................................       923,013
   7,100 iBEAM Broadcasting Corp..................................         9,319
   8,200 Ibasis, Inc..............................................        36,388
 160,300 IndyMac Bancorp, Inc.....................................     4,233,523
  19,000 Information Architects Corp. ............................        35,625
  39,200 Interliant Inc...........................................       115,150
  48,400 Internet Pictures Corp. (a)..............................        28,739
   8,400 internet.com Corp. ......................................        57,225
  19,200 InterWorld Corp..........................................         9,600
  88,900 Interwoven, Inc. (a).....................................     1,472,406
  99,400 IntraNet Solutions, Inc..................................     2,547,125
  15,100 Intraware, Inc. (a)......................................        31,144
   4,900 ITXC Corp. (a)...........................................        29,400
  31,700 iXL Enterprises, Inc. (a)................................        39,625
  18,600 Juno Online Services Inc. (a)............................        27,319
  16,186 Jupiter Media Metrix, Inc................................        79,918
  14,300 Keynote Systems, Inc.....................................       184,113

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                           Security                             Value

--------------------------------------------------------------------------------
 Internet -- 4.7% (continued)
  15,400 Lante Corp. .............................................  $     27,913
  11,900 LifeMinders, Inc. .......................................        23,800
  32,600 LookSmart, Ltd. .........................................        65,200
  23,500 Mail.com, Inc. (a).......................................        27,172
  10,700 Marimba, Inc. ...........................................        57,847
   3,700 MarketWatch.com, Inc. ...................................        18,500
  88,900 MatrixOne, Inc. (a)......................................     2,161,381
   4,300 McAfee.com Corp. ........................................        34,803
  12,300 Mediaplex, Inc. .........................................        11,531
   3,700 Modem Media Inc. ........................................        16,188
  13,400 Multex.com...............................................       259,625
  24,600 MyPoints.com Inc. .......................................        26,906
  15,500 National Information Consortium, Inc. ...................        46,984
  11,100 Net Perceptions Inc. ....................................        22,547
  10,700 Net.B@nk, Inc. ..........................................        92,120
   2,800 net.genesis Corp. (a)....................................         9,275
   7,100 Net2Phone, Inc. .........................................        72,775
  16,800 Netcentives Inc. ........................................        46,200
 147,400 Netegrity, Inc. (a)......................................     6,540,875
   6,000 NetObjects Inc. .........................................         4,125
 236,900 Netopia, Inc. ...........................................     1,310,353
   3,300 NetSol International, Inc. (a)...........................        13,200
  23,800 Network Commerce Inc. (a)................................         5,950
  19,200 NetZero, Inc. (a)........................................        16,800
   6,800 New Century Equity Holdings Corp. .......................        17,000
  16,900 NextCard Inc. ...........................................       158,438
 148,500 Niku Corp. (a)...........................................       900,281
  19,300 On2.com Inc. (a).........................................        14,089
   7,500 Onvia.com, Inc. (a)......................................         5,391
  27,600 Open Market Inc. ........................................        62,963
 119,000 PC-Tel, Inc. ............................................     1,078,438
  10,300 Persistence Software, Inc. ..............................        30,578
   3,800 Predictive Systems, Inc. ................................        10,925
 118,400 Primus Knowledge Solutions, Inc. ........................       710,400
  16,545 Prodigy Communications Corp., Class A Shares.............        48,601
  10,300 Project Software & Development, Inc. ....................       158,362
  16,800 PurchasePro.com, Inc. (a)................................       190,050
  10,400 QRS Corp. ...............................................        92,300
  17,000 Quokka Sports, Inc. (a)..................................         2,656
  29,100 Rare Medium Group, Inc. .................................        58,200
  11,700 Razorfish, Inc., Class A Shares..........................        13,528
   3,300 Register.com, Inc. ......................................        20,625
 137,852 Retek Inc. (a)...........................................     3,058,591
  47,200 Rhythms NetConnections Inc. (a)..........................        45,725
  48,300 RSA Security Inc. .......................................     2,294,250
   3,700 Saba Software, Inc. .....................................        32,375
  10,700 SciQuest.com, Inc. ......................................        20,063
  20,100 Secure Computing Corp. ..................................       221,100
   3,400 SeeBeyond Technology Corp. ..............................        59,075
   3,200 Selectica, Inc. .........................................        26,300
   4,300 Sequoia Software Corp. ..................................        13,975
   1,700 SmartServ Online, Inc. ..................................        12,856
  18,400 SonicWALL, Inc. .........................................       224,250

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Internet -- 4.7% (continued)
   7,600 SportsLine.com, Inc. ...................................   $     46,550
  28,500 StarMedia Network, Inc. ................................         85,500
  13,200 Teligent, Inc., Class A Shares (a)......................         18,975
   7,100 Travelocity.com Inc. ...................................        157,975
  16,400 triZetto Group, Inc. ...................................        229,600
   9,000 Tumbleweed Communications Corp. ........................         33,469
  16,900 U. S. Interactive, Inc. (a).............................          1,056
  17,900 Ventro Corp. (a)........................................         22,375
  48,400 Verity, Inc. ...........................................      1,279,575
   2,800 Versata, Inc. ..........................................          9,975
   9,600 VIA Net.Works, Inc. ....................................         55,200
   6,800 Viador Inc. (a).........................................          5,738
  31,700 Viant Corp. ............................................         97,081
   5,700 Vicinity Corp. .........................................         14,250
  10,500 WatchGuard Technologies, Inc. ..........................        124,688
 274,900 Websense, Inc. .........................................      3,882,963
  10,400 WebTrends Corp. ........................................        157,300
  10,500 Worldgate Communication Inc. ...........................         64,313
  13,800 Worldwide Xceed Group, Inc. (a).........................          2,156
   7,600 XPedior Inc. ...........................................          5,225
  13,400 ZixIt Corp. ............................................        110,131
                                                                    ------------
                                                                      45,234,653
                                                                    ------------

 Investment Companies -- 0.0%
   1,200 American Capital Strategies, Ltd. ......................         30,188
   7,800 Ampal-American Israel Corp., Class A Shares.............         48,506
   8,000 Medallion Financial Corp.*..............................        102,500
                                                                    ------------
                                                                         181,194
                                                                    ------------

 Iron/Steel -- 0.0%
   1,500 Gibraltar Steel Corp.*..................................         22,031
     600 Reliance Steel & Aluminum Co.*..........................         15,360
   8,500 Steel Dynamics Inc. ....................................        105,719
                                                                    ------------
                                                                         143,110
                                                                    ------------

 Leisure Time -- 0.6%
 155,400 American Classic Voyages Co. ...........................      2,525,250
  18,900 Bally Total Fitness Holding Corp. ......................        595,350
  47,100 Callaway Golf Co.*......................................      1,132,755
  32,325 Direct Focus, Inc. .....................................        860,653
  16,000 Polaris Industries Inc.*................................        748,800
   2,400 WMS Industries Inc. ....................................         44,208
                                                                    ------------
                                                                       5,907,016
                                                                    ------------

 Lodging -- 0.1%
  31,100 Aztar Corp. ............................................        366,980
  40,900 Choice Hotels Corp., Inc. ..............................        552,150
   8,100 Extended Stay America Inc. .............................        119,880
  27,450 Station Casinos, Inc. (a)...............................        366,183
                                                                    ------------
                                                                       1,405,193
                                                                    ------------

 Machinery - Construction and Mining -- 0.1%
  10,300 Astec Industries Inc. ..................................        137,119
  29,100 Terex Corp. ............................................        536,895
                                                                    ------------
                                                                         674,014
                                                                    ------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Machinery - Diversified -- 0.5%
   6,000 Briggs & Stratton Corp.*................................   $    237,360
  13,800 Brooks Automation, Inc. ................................        476,100
  23,887 Graco Inc.*.............................................        640,172
   6,450 IDEX Corp.*.............................................        205,948
   8,250 Lindsay Manufacturing Co.*..............................        172,837
  30,813 The Manitowoc Co., Inc.*................................        868,913
   8,400 Nordson Corp.*..........................................        234,675
  21,300 Presstek, Inc. .........................................        256,931
   8,400 Tennant Co.*............................................        360,780
   5,200 Thermo Fibertek Inc. ...................................         20,332
  31,800 Zebra Technologies Corp., Class A Shares................      1,432,988
                                                                    ------------
                                                                       4,907,036
                                                                    ------------

 Media -- 3.8%
   7,000 4Kids Entertainment, Inc. ..............................         94,360
   9,000 Ackerley Group Inc. ....................................        125,370
 184,900 ACTV, Inc. .............................................        884,053
   4,400 Beasley Broadcast Group, Inc., Class A Shares...........         64,075
  28,800 Citadel Communications Corp. ...........................        720,000
 383,400 Classic Communications, Inc., Class A Shares............      1,150,200
 345,600 Crown Media Holdings, Inc. .............................      6,674,400
 150,400 Entravision Communications Corp., Class A Shares........      1,504,000
  11,700 Houghton Mifflin Co.*...................................        497,016
  18,200 Information Holdings Inc. ..............................        447,720
 301,900 Insight Communications Co., Inc. .......................      7,453,156
  36,000 John Wiley & Sons, Inc., Class A Shares*................        756,720
  27,500 Lee Enterprises, Inc.*..................................        869,550
   4,000 LodgeNet Entertainment Corp. ...........................         59,500
   7,300 Martha Stewart Living Omnimedia, Inc., Class A Shares...        132,130
 159,900 Mediacom Communications Corp. (a).......................      2,988,131
  15,700 Meredith Corp.*.........................................        564,258
   7,000 Metromedia International Group, Inc. ...................         20,580
   3,100 On Command Corp. .......................................         24,897
 210,609 Paxson Communications Corp. ............................      2,259,835
   1,400 Playboy Enterprises, Class B Shares.....................         18,060
  11,600 Private Media Group, Inc. (a)...........................         77,213
  71,800 Radio One, Inc., Class A Shares.........................      1,077,000
   8,600 Regent Communications, Inc. ............................         68,800
 144,975 Saga Communications Inc. ...............................      2,660,291
  13,200 Scholastic Corp. .......................................        564,300
 302,300 Sinclair Broadcast Group, Class A Shares................      2,739,594
  26,400 Sirius Satellite Radio Inc. (a).........................        620,400
  26,800 Spanish Broadcasting System, Inc., Class A Shares.......        146,981
  64,400 TiVo Inc. (a)...........................................        283,763
   3,200 United Television Inc. .................................        398,000
     151 Value Line Inc.*........................................          6,191
  38,500 Westwood One, Inc. .....................................        829,290
  17,500 Wink Communications, Inc. ..............................        103,906
   7,200 World Wrestling Federation Entertainment, Inc. .........         99,360
   8,400 XM Satellite Radio Holdings Inc., Class A Shares (a)....         86,100
   7,100 Young Broadcasting Corp., Class A Shares................        243,175
                                                                    ------------
                                                                      37,312,375
                                                                    ------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

-------------------------------------------------------------------------------
 Metal Fabricate/Hardware -- 1.1%
 287,000 Maverick Tube Corp. ...................................   $  5,826,100
     200 Metals USA Inc.*.......................................            620
   1,000 Mueller Industries, Inc. ..............................         30,400
  39,400 Penn Engineering & Manufacturing Corp.*................      1,579,940
  55,700 The Shaw Group, Inc. ..................................      2,802,267
  30,152 Valmont Industries, Inc.*..............................        552,159
                                                                   ------------
                                                                     10,791,486
                                                                   ------------

 Mining -- 0.3%
   9,800 AMCOL International Corp.*.............................         34,790
  96,800 Freeport-McMoRan Copper & Gold, Inc., Class B Shares
          (a)...................................................      1,360,040
  53,800 Stillwater Mining Co. .................................      1,791,002
                                                                   ------------
                                                                      3,185,832
                                                                   ------------

 Manufacturers -- 0.5%
   3,492 Actuant Corp. .........................................         51,682
   1,300 AptarGroup Inc.*.......................................         37,310
   4,205 Blount International, Inc. ............................         30,108
   4,000 Carlisle Cos. Inc.*....................................        138,000
  19,100 Concord Camera Corp. ..................................        126,537
   2,700 CoorsTek, Inc. ........................................         76,950
   8,500 Cuno Inc. .............................................        224,187
  13,400 Donaldson Co., Inc.*...................................        356,575
  67,000 ESCO Technologies Inc. ................................      1,445,860
   4,740 Gentek, Inc.*..........................................         53,751
   3,400 Griffon Corp. .........................................         23,800
  11,136 Matthews International Corp., Class A Shares*..........        346,608
  23,600 Roper Industries Inc.*.................................        915,208
   9,900 Scott Technologies, Inc. ..............................        225,225
   7,800 Teleflex Inc.*.........................................        335,010
  11,760 Tredegar Corp.*........................................        214,620
   5,148 Wabtec Corp.*..........................................         72,072
                                                                   ------------
                                                                      4,673,503
                                                                   ------------

 Office Furnishings -- 0.1%
  25,700 CompX International Inc.*..............................        273,705
  19,700 HON Industries Inc.*...................................        489,545
                                                                   ------------
                                                                        763,250
                                                                   ------------

 Oil and Gas Producers -- 5.9%
  22,700 Atwood Oceanics Inc. ..................................        989,039
  26,160 Barrett Resources Corp. ...............................      1,157,580
   2,100 Belco Oil & Gas Corp. .................................         21,210
  13,500 Berry Petroleum Co.*...................................        174,825
   7,900 Cabot Oil & Gas Corp.*.................................        214,090
   1,200 Callon Petroleum Co. ..................................         12,840
  97,173 Chesapeake Energy Corp. ...............................        886,218
  30,200 Chiles Offshore, Inc. .................................        634,200
  13,400 Clayton Williams Energy, Inc. .........................        261,300
 194,287 Cross Timbers Oil Co.*.................................      4,793,060
   7,800 Denbury Resources Inc. ................................         79,014
   7,800 Evergreen Resources Inc. ..............................        246,090
  88,000 Forest Oil Corp........................................      2,842,400
  20,500 Frontier Oil Corp......................................        176,300

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Oil and Gas Producers -- 5.9% (continued)
 142,500 Grey Wolf Inc. .........................................   $    785,175
  70,100 Helmerich & Payne, Inc.*................................      3,637,489
   7,200 Houston Exploration Co. ................................        216,720
  12,900 HS Resources, Inc. .....................................        498,585
   3,300 Key Energy Services, Inc. ..............................         69,630
  15,100 Louis Dreyfus Natural Gas Corp. ........................        546,016
 131,400 Marine Drilling Co. Inc. ...............................      3,830,310
  12,600 Meridian Resource Corp. ................................         97,650
  26,200 Mitchell Energy & Development Corp., Class A Shares*....      1,395,150
   7,800 Newfield Exploration Co. (a)............................        273,156
 229,400 Patterson Energy, Inc. .................................      8,086,350
  32,100 Penn Virginia Corp.*....................................      1,027,521
  11,913 Plains Resources Inc. ..................................        250,292
  62,200 Pogo Producing Co.*.....................................      1,640,214
 172,800 Precision Drilling Corp. ...............................      7,326,720
  45,000 Pride Interntional Inc. ................................      1,116,000
   7,050 Prima Energy Corp. .....................................        207,975
  24,500 Pure Resources, Inc. ...................................        512,050
   7,000 Spinnaker Exploration Co. ..............................        266,000
  22,000 St. Mary Land & Exploration Co.*........................        490,875
  15,163 Stone Energy Corp. .....................................        818,802
  34,800 Swift Energy Co. .......................................      1,120,560
  52,150 Transocean Sedco Forex Inc.*............................      2,509,980
  15,100 Unit Corp. .............................................        275,575
 210,100 UTI Energy Corp. .......................................      7,550,994
  19,560 Vintage Petroleum, Inc.*................................        381,224
   9,900 WD-40 Co.*..............................................        200,475
                                                                    ------------
                                                                      57,619,654
                                                                    ------------

 Oil and Gas Services -- 4.4%
 142,400 Cal Dive International, Inc. ...........................      3,889,300
   3,800 Carbo Ceramics Inc.*....................................        148,200
   7,200 Drill-Quip Inc. ........................................        201,240
   3,800 Gulf Island Fabrication, Inc. ..........................         67,450
  69,700 Hanover Compressor Co. .................................      2,613,750
 399,000 Horizon Offshore, Inc. (b)..............................      8,379,000
 638,700 Key Energy Services, Inc. ..............................      7,408,920
  18,600 Lone Star Technologies, Inc. ...........................        827,514
 180,500 National Oilwell Inc. (a)...............................      6,534,100
  52,140 Newpark Resources Inc. .................................        414,513
   1,100 Oceaneering International, Inc. ........................         22,660
  81,600 SEACOR SMIT Inc. .......................................      3,904,560
 327,800 Superior Energy Services, Inc. .........................      3,523,850
   3,600 Universal Compression Holdings, Inc. ...................        126,000
 136,000 Varco International, Inc. ..............................      3,050,480
  46,467 Veritas DGC Inc. .......................................      1,400,980
                                                                    ------------
                                                                      42,512,517
                                                                    ------------

 Packaging and Containers -- 0.1%
  19,700 Earthshell Corp. (a)....................................         26,472
  26,900 Gaylord Container Corp. ................................         31,204
  10,200 Ivex Packaging Corp. ...................................        132,600
   2,500 Liqui-Box Corp.*........................................        100,625
  23,700 Packaging Corp. of America..............................        343,650
                                                                    ------------
                                                                         634,551
                                                                    ------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                           Security                             Value

--------------------------------------------------------------------------------
 Pharmaceuticals -- 8.7%
  40,950 Accredo Health, Inc. ....................................  $  1,190,109
  48,600 Advance Paradigm Inc. ...................................     2,156,625
  91,900 Alkermes Inc. (a)........................................     2,848,900
  41,100 Alliance Pharmaceutical Corp. ...........................       102,750
  23,200 Alpharma Inc.* (a).......................................       771,400
 104,755 Amerisource Health Corp., Class A Shares.................     5,627,439
  38,700 Amylin Pharmaceuticals, Inc. ............................       362,812
  13,800 Aradigm Corp. ...........................................       127,650
  26,687 Barr Laboratories Inc. (a)...............................     1,483,797
  14,400 BioMarin Pharmaceutical Inc. ............................       122,400
  11,100 Biopure Corp. (a)........................................       209,513
   6,400 Bone Care International, Inc. ...........................       113,600
  78,400 Carter-Wallace Inc.*.....................................     2,108,960
  17,000 Cell Pathways Inc. (a)...................................       101,469
 138,400 Cell Therapeutics, Inc. .................................     3,295,650
 118,389 Cephalon Inc. (a)........................................     6,518,794
  24,100 Connetics Corp. .........................................       120,500
  31,951 Corixa Corp. ............................................       495,240
 163,200 Cubist Pharmaceuticals, Inc. ............................     4,855,200
  12,500 CV Therapeutics, Inc. ...................................       446,875
  15,000 Cygnus Inc. .............................................        78,281
  10,700 Dusa Pharmaceuticals, Inc. ..............................       167,355
  11,200 Emisphere Technologies, Inc. ............................       263,200
 232,600 First Horizon Pharmaceutical Corp. ......................     5,582,400
  15,800 Genta Inc. (a)...........................................       106,650
   3,600 Guilford Pharmaceuticals, Inc. ..........................        81,225
   8,200 Hyseq, Inc. .............................................        99,425
 146,400 ILEX Oncology, Inc. .....................................     2,708,400
  23,100 The Immune Response Corp. ...............................        63,525
  30,000 ImmunoGen, Inc. (a)......................................       472,500
 228,800 Insmed, Inc. (a).........................................     1,144,000
  26,700 Isis Pharmaceuticals Inc. ...............................       290,362
   6,200 Kos Pharmaceuticals, Inc. ...............................       108,500
  14,550 K-V Phamaceuticals Co., Class B Shares...................       360,549
  35,300 Ligand Pharmaceuticals, Inc. ............................       401,538
  20,100 Matrix Pharmaceutical, Inc. .............................       229,894
 218,900 Medicines Co. ...........................................     2,900,425
 106,250 Medicis Pharmaceutical Corp., Class A Shares.............     5,588,750
  12,200 MGI Pharma, Inc. ........................................       170,800
  11,800 Miravant Medical Technologies (a)........................       106,200
  29,000 Nabi.....................................................       145,000
  44,000 NBTY, Inc. ..............................................       306,625
 109,600 NeoPharm, Inc. ..........................................     2,397,500
  18,000 NEO RX Corp. ............................................       121,500
 100,100 Neurocrine Biosciences, Inc. ............................     2,183,431
  62,500 Neurogen Corp. ..........................................     1,679,688
  15,100 Noven Pharmaceuticals, Inc. .............................       490,750
  28,500 NPS Pharmaceuticals, Inc. ...............................       919,125
  18,700 Omnicare, Inc.*..........................................       414,579
  31,000 OSI Pharmaceuticals, Inc. ...............................     1,352,375
  16,400 Pharmacopeia, Inc. ......................................       330,050
  99,200 Pharmacyclics Inc. (a)...................................     3,794,400
 162,400 Pozen Inc. ..............................................     1,380,400

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Pharmaceuticals -- 8.7% (continued)
  18,000 Priority Healthcare Corp., Class B Shares...............   $    735,750
  13,100 Sangstat Medical Corp. .................................        137,550
  26,400 Sciclone Pharmaceuticals, Inc. .........................        132,825
 269,100 Sicor, Inc. ............................................      3,380,569
   6,100 Star Scientific, Inc. (a)...............................         11,914
  20,200 SuperGen, Inc. .........................................        252,500
  73,400 Syncor International Corp. .............................      2,569,000
  76,200 Tanox, Inc. ............................................      2,576,513
  13,000 Theragenics Corp. ......................................         86,450
 122,400 Titan Pharmaceuticals, Inc. (a).........................      3,794,400
   2,900 Triangle Pharmaceuticals, Inc. .........................         16,856
  12,300 Trimeris, Inc. .........................................        562,917
   8,300 Tularik Inc. (a)........................................        216,319
  10,800 United Therapeutics Corp. ..............................        130,950
  21,800 Valentis, Inc. .........................................        164,862
   3,500 VaxGen, Inc. (a)........................................         87,281
  25,100 VIVUS, Inc. ............................................         87,850
                                                                    ------------
                                                                      84,443,591
                                                                    ------------

 Real Estate -- 0.1%
  52,500 Catellus Development Corp. .............................        946,050
   3,208 Forest City Enterprises Inc., Class A Shares*...........        135,185
   2,300 Jones Lang Lasalle Inc. ................................         32,430
                                                                    ------------
                                                                       1,113,665
                                                                    ------------

 Real Estate Investment Trusts -- 0.7%
   2,500 Alexander's Inc. .......................................        165,025
     800 Alexandria Real Estate Investment Co.*..................         30,376
  31,600 Capstead Mortgage Corp.*................................        404,796
  17,000 Charles E. Smith Residential Reality, Inc.*.............        736,950
   2,100 Chateau Communities, Inc.*..............................         64,974
     800 Chelsea GCA Realty, Inc.*...............................         33,064
  26,750 Cousins Properties Inc.*................................        692,290
   5,500 Federal Realty Investors Trust*.........................        108,900
   3,300 Health Care Property Investors, Inc.*...................        103,323
 108,500 Mack-Cali Realty Corp.*.................................      2,907,800
   8,600 Manufactured Home Communities, Inc.*....................        237,360
  12,700 Mills Corp.*............................................        245,237
     200 Saul Centers, Inc.*.....................................          3,700
  12,000 Town & Country Trust*...................................        234,000
  47,700 Ventas, Inc.*...........................................        402,111
   8,200 Washington Real Estate Investment Trust*................        180,400
                                                                    ------------
                                                                       6,550,306
                                                                    ------------

 Retail -- 7.1%
 144,424 99 Cents Only Stores....................................      5,567,545
  70,900 Abercrombie & Fitch Co., Class A Shares (a).............      2,010,724
 166,150 American Eagle Outfitters, Inc. (a).....................      5,784,097
   4,100 Ann Taylor Stores Corp. ................................        105,903
  14,100 Applebee's International Inc.*..........................        431,813
   8,100 Barnes & Noble, Inc. ...................................        218,700
  37,500 Bebe Stores Inc. (a)....................................      1,061,719
   7,600 Borders Group, Inc. ....................................        120,460
   4,900 Buca, Inc. .............................................         97,387

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                           Security                             Value

--------------------------------------------------------------------------------
 Retail -- 7.1% (continued)
  64,246 Caseys General Stores Inc.*..............................  $    791,029
  33,800 CBRL Group, Inc. ........................................       640,088
  97,562 CEC Entertainment Inc. ..................................     3,902,480
  35,075 The Cheesecake Factory, Inc. (a).........................     1,387,655
  41,900 Chico's FAS Inc. ........................................     1,736,231
 195,200 The Children's Place Retail Stores, Inc. (a).............     4,270,000
  21,100 Claire's Stores, Inc.*...................................       367,562
   2,100 Coldwater Creek Inc. ....................................        38,850
  28,940 Copart Inc. .............................................       548,051
  27,600 Cost Plus Inc. ..........................................       662,400
  16,000 CSK Auto Corp. ..........................................        96,480
       1 Dollar Tree Stores Inc. .................................            14
  14,600 Duane Reade Inc. (a).....................................       500,780
   3,700 Electronics Boutique Holdings Corp. .....................        77,700
  40,800 Factory 2-U Stores, Inc. ................................     1,555,500
   9,000 Footstar Inc. ...........................................       396,270
  67,400 Genesco Inc. ............................................     1,651,300
  36,600 Group 1 Automotive Inc. .................................       453,840
 221,300 Guitar Center, Inc. .....................................     3,471,644
 136,600 Hanover Direct Inc. .....................................        40,980
  15,600 Hollywood Entertainment Corp. ...........................        32,175
  75,500 Hot Topic, Inc. .........................................     1,981,875
  70,675 Insight Enterprises Inc. ................................     1,603,439
  18,450 Intertan Inc. ...........................................       230,625
  28,800 Jack in the Box Inc. ....................................       858,816
  81,000 Kenneth Cole Productions, Inc. ..........................     2,288,250
   8,500 Lands' End Inc. .........................................       197,370
 150,200 Linens 'n Things, Inc. ..................................     5,084,270
  16,418 The Mens Wearhouse, Inc. ................................       431,793
  46,000 Michaels Stores Inc. (a).................................     1,506,500
   2,480 NPC International, Inc. .................................        25,575
   4,800 O' Charley's Inc. .......................................        86,400
   9,004 O'Reilly Automotive, Inc. ...............................       170,513
   5,000 P.F. Changs China Bistro, Inc. (a).......................       167,500
 163,200 Pacific Sunware of California............................     5,395,800
  12,825 Papa John's International Inc. ..........................       306,197
   3,100 PC Connection Inc. ......................................        38,169
  38,900 PETsMART, Inc. ..........................................       136,150
  70,900 Pier 1 Imports Inc.*.....................................       921,700
  29,500 Rare Hospitality International Inc. .....................       857,344
  10,190 Regis Corp.*.............................................       151,576
  68,600 Ruby Tuesday Inc.*.......................................     1,166,200
   6,200 School Specialty, Inc. ..................................       136,787
   6,700 Sonic Automotive, Inc. ..................................        56,615
  21,195 Sonic Corp. .............................................       496,758
   2,300 Spiegel, Inc., Class A Shares*...........................        16,675
   3,700 Stein Mart, Inc. ........................................        35,381
  28,454 Sunglass Hut International Inc. .........................       321,886
  24,400 Too Inc. ................................................       472,140
   1,400 Tractor Supply Co. ......................................        11,244
   7,300 Trans World Entertainment Corp. .........................        56,119
 119,600 Tweeter Home Entertainment Group.........................     2,519,075
   6,500 Ultimate Electronics, Inc. ..............................       165,750

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Retail -- 7.1% (continued)
 155,900 Venator Group, Inc. ....................................   $  1,716,459
  38,550 Whitehall Jewelers, Inc. ...............................        323,434
  13,300 Wilson, The Leather Experts Inc. .......................        233,581
  11,700 Zale Corp. .............................................        368,082
                                                                    ------------
                                                                      68,555,425
                                                                    ------------

 Savings and Loans -- 0.7%
   4,300 New York Community Bancorp*.............................        168,506
   2,300 Roslyn Bancorp Inc.*....................................         56,925
 121,160 Washington Mutual Financial Corp. ......................      6,223,989
                                                                    ------------
                                                                       6,449,420
                                                                    ------------

 Semiconductors -- 4.2%
  26,800 Actel Corp. ............................................        542,700
  85,200 Alliance Semiconductor Corp. ...........................      1,049,025
  23,850 Anadigics, Inc. ........................................        318,994
  26,200 Asyst Technologies, Inc. ...............................        352,063
  18,600 ATMI, Inc. .............................................        312,713
  21,600 AXT, Inc. ..............................................        487,350
   4,000 Caliper Technologies Corp. .............................        102,000
  95,100 Celeritek, Inc. ........................................      1,343,288
  66,100 Cirrus Logic, Inc. .....................................      1,189,800
  47,900 Cohu, Inc.*.............................................        781,369
  63,700 Credence Systems Corp. .................................      1,465,100
  12,000 DuPont Photomasks Inc. .................................        791,250
  34,000 Elantec Semiconductor, Inc. ............................        673,625
  14,000 Electroglas Inc. .......................................        205,625
  19,500 eMagin Corp. ...........................................         65,910
  19,700 EMCORE Corp. ...........................................        510,969
  83,900 Entegris Inc. ..........................................        665,956
  20,400 ESS Technology, Inc. ...................................        137,700
  56,100 Exar Corp. .............................................      1,065,900
  45,800 Fairchild Semiconductor Corp. ..........................        672,802
  13,300 FSI International, Inc. ................................        108,894
  26,800 General Semiconductor Inc. .............................        239,860
  47,700 Helix Technology Corp.*.................................      1,132,875
   6,400 HI/FN, Inc. ............................................         94,000
   6,200 Ibis Technology Corp. ..................................        155,000
   8,800 Integrated Circuit Systems, Inc. .......................        141,900
  60,900 Integrated Silicon Solution, Inc. ......................        814,537
  17,900 International Rectifier Corp. (a).......................        590,700
   3,800 IXYS Corp. .............................................         48,450
 271,800 Kopin Corp. ............................................      1,919,587
  35,400 Kulicke and Soffa Industries, Inc. .....................        407,100
 153,800 LTX Corp. ..............................................      2,143,588
  49,600 Mattson Technology, Inc. ...............................        651,000
  12,000 MEMC Electronic Materials, Inc. ........................         98,400
  97,700 Micrel, Inc. (a)........................................      2,747,813
  23,400 Microsemi Corp. ........................................        658,125
  30,200 MIPS Technology Inc. (a)................................        998,487
  10,738 MKS Instruments, Inc. ..................................        187,915
   3,000 Nanometrics Inc. .......................................         46,500
   5,600 NETsilicon, Inc. .......................................         27,650
  35,300 Oak Technology, Inc. ...................................        179,809

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Semiconductors -- 4.2% (continued)
  39,000 Pericom Semiconductor Corp. ............................   $    468,000
 117,700 Photronics, Inc. (a)....................................      3,707,550
   4,600 Pixelworks, Inc. .......................................         64,687
  11,900 PLX Technology, Inc. ...................................         75,863
  21,700 Power Integrations, Inc. ...............................        343,131
  17,800 PRI Automation, Inc. ...................................        348,213
  15,800 QuickLogic Corp. .......................................        102,700
  85,400 Rudolph Technologies, Inc. .............................      3,063,725
  70,000 Semitool, Inc. .........................................        713,125
  27,000 Silicon Image, Inc. ....................................        104,625
   3,000 Silicon Valley Group Inc. ..............................         80,062
  30,000 SIPEX Corp. ............................................        328,125
  11,716 SpeedFam-IPEC, Inc. ....................................         89,334
   6,600 Supertex, Inc. .........................................         90,337
   7,300 Therma-Wave Inc. .......................................         79,844
  17,100 Three-Five Systems, Inc. ...............................        292,923
  42,200 Tri Quint Semiconductor, Inc. ..........................        767,512
   9,100 Ultratech Stepper, Inc. ................................        221,244
  99,200 Varian Semiconductor Equipment Associates, Inc. ........      2,796,200
  18,900 Veeco Instruments Inc. .................................        712,294
   9,600 White Electronic Designs Corp. .........................         64,200
  74,000 Xicor, Inc. ............................................        282,125
  63,000 Zoran Corp. ............................................        933,187
                                                                    ------------
                                                                      41,855,335
                                                                    ------------
 Shipbuilding -- 0.1%
  11,000 Newport News Shipbuilding Inc.*.........................        601,150
                                                                    ------------

 Software -- 8.6%
  26,600 The 3DO Co. ............................................         45,719
  60,500 Actuate Software Corp. (a)..............................        733,563
   7,300 Advantage Learning Systems, Inc. .......................        216,262
  41,100 Advent Software Inc. ...................................      1,582,350
  15,400 Allscripts, Inc. .......................................         88,550
 218,900 AremisSoft Corp. .......................................      5,417,775
  82,600 Aspen Technology, Inc. .................................      2,152,763
 212,500 Avistar Communications Corp. (a)........................        929,687
  16,700 AVT Corp. ..............................................         86,109
  12,950 BARRA Inc. .............................................        568,181
   7,900 Borland Software Corp. .................................         63,694
   7,300 Bottomline Technologies, Inc. ..........................         74,141
  10,600 Brio Technology Inc. ...................................         83,144
  64,400 BSQUARE Corp. ..........................................        611,800
   3,400 Caminus Corp. ..........................................         74,800
  16,700 CCC Information Services Group, Inc. ...................        134,644
  87,700 Cerner Corp. (a)........................................      4,489,144
  12,100 Clarus Corp. ...........................................         84,700
  12,200 Concord Communications Inc. ............................        149,450
  32,800 Convera Corp. ..........................................        385,400
  79,400 CSG Systems International, Inc. ........................      2,992,388
  10,200 Daleen Technologies, Inc. ..............................         21,675
  35,200 Datastream Systems, Inc. ...............................        358,600
   8,300 Deltek Systems, Inc. ...................................         38,906
 297,950 Dendrite International Inc. ............................      5,307,234

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                           Security                             Value

--------------------------------------------------------------------------------
 Software -- 8.6% (continued)
  30,400 Documentum, Inc. ........................................  $    649,800
  10,100 DSET Corp. ..............................................        24,619
  25,000 Eclipsys Corp. ..........................................       528,125
  50,800 Embarcadero Technologies, Inc. ..........................     1,498,600
  19,600 eXcelon Corp. ...........................................        61,250
  26,400 Exchange Applications, Inc. .............................        60,225
  79,800 EXE Technologies, Inc. ..................................       788,025
  23,900 Fair, Issac & Co., Inc.*.................................     1,477,020
  76,818 Filenet Corp. ...........................................     1,689,996
  15,100 Geoworks Corp. ..........................................        32,088
  56,560 Global Payments Inc. ....................................     1,074,640
  10,100 Great Plains Software Inc. ..............................       652,081
  25,500 HNC Software, Inc. ......................................       594,469
  25,435 Hyperion Solutions Corp. ................................       435,574
  19,600 IDX Systems Corp. .......................................       382,200
  17,650 IMRglobal Corp. .........................................       111,967
 124,400 Informatica Corp. (a)....................................     2,970,050
   9,000 InfoUSA Inc., Class B Shares.............................        42,750
  31,600 InteliData Technologies Corp. ...........................       111,588
  14,700 Inter-Tel Inc.*..........................................       142,406
   5,400 Interact Commerce Corp. .................................        42,525
  31,400 Interactive Intelligence, Inc. ..........................       722,200
  36,700 The InterCept Group, Inc. ...............................       995,488
  50,700 Intertrust Technologies Corp. ...........................       201,216
  63,800 J.D. Edwards & Co. ......................................       661,925
  71,350 JDA Software Group, Inc. ................................       927,550
  68,200 Legato Systems, Inc. ....................................       869,550
   5,300 Level 8 Systems, Inc. (a)................................        24,512
  59,900 Manugistics Group Inc. (a)...............................     1,856,900
  53,100 MapInfo Corp.............................................     1,476,844
  20,800 Mercator Software, Inc. .................................       144,950
  22,400 Metasolv Software, Inc. .................................       380,800
  19,700 MicroStrategy Inc. (a)...................................       176,684
   5,494 Midway Games Inc. .......................................        39,282
  95,200 National Data Corp.*.....................................     2,430,456
   4,500 NEON Systems, Inc. ......................................        30,516
  68,100 NetIQ Corp. (a)..........................................     2,145,150
  46,200 NetManage, Inc. .........................................        57,750
  18,800 New Era of Networks Inc. ................................       139,237
   4,500 Numerical Technologies, Inc. ............................        69,469
  15,800 Onyx Software Corp. .....................................       171,825
   4,400 OTG Software, Inc. ......................................        47,025
  13,300 Packeteer, Inc. .........................................       182,044
  23,664 Per-Se Technologies, Inc. ...............................       141,984
 283,600 Peregrine Systems Inc. (a)...............................     6,983,650
  61,800 Phoenix Technologies Ltd. ...............................     1,073,775
  35,800 Pinnacle Systems, Inc. ..................................       389,325
 103,500 Precise Software Solutions Ltd. .........................     1,901,812
  11,550 ProBusiness Services Inc. ...............................       346,500
  45,400 Procurenet.com...........................................             0
  97,108 Progress Software Corp. .................................     1,426,274
 331,200 Puma Technology, Inc. ...................................     1,831,950
  15,700 Quintus Corp. (a)........................................         1,099

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Software -- 8.6% (continued)
  21,200 Remedy Corp. ...........................................   $    515,425
  10,100 Sagent Technology, Inc. ................................         30,300
 208,300 Sanchez Computer Associates, Inc. ......................      2,056,962
  13,100 SeaChange International, Inc. ..........................        183,400
  33,900 Serena Software, Inc. ..................................        578,419
   8,800 Silverstream Software, Inc. ............................        104,500
 158,800 SmartForce PLC ADR (a)..................................      5,786,275
   8,200 Sonic Foundry, Inc. ....................................         16,400
   6,500 SPSS Inc. ..............................................        132,437
  45,400 StarBase Corp. (a)......................................        147,550
  28,800 Sunquest Information Systems, Inc. .....................        340,200
  14,200 SVI Holdings, Inc. .....................................         18,744
  55,800 Sybase, Inc. ...........................................      1,095,075
 105,200 Take-two Interactive Software, Inc. (a).................      1,209,800
  12,900 Tenfold Corp. ..........................................         25,800
  85,950 THQ Inc. ...............................................      2,401,228
  17,800 Transaction Systems Architects, Inc., Class A Shares....        166,875
   3,600 Ulticom, Inc. ..........................................         88,650
   3,600 Unigraphics Solutions, Inc. ............................         82,800
   7,700 Universal Access, Inc. .................................         55,825
  18,300 Viewpoint Corp. ........................................         89,784
                                                                    ------------
                                                                      83,034,868
                                                                    ------------

 Storage/Warehousing -- 0.0%
   7,100 Mobile Mini, Inc. ......................................        168,625
                                                                    ------------

 Telecommunications -- 5.3%
  33,060 Adaptive Broadband Corp. ...............................         68,186
  22,800 Adelphia Business Solutions, Inc. ......................        133,238
  27,500 Advanced Radio Telecom Corp. ...........................         41,250
  63,400 Aeroflex Inc. ..........................................        847,975
   6,600 AirGate PCS, Inc. ......................................        291,225
   4,200 Airnet Communications Corp. ............................         11,025
 240,300 Alamosa PCS Holdings, Inc. .............................      2,523,150
  42,300 Allegiance Telecom, Inc. ...............................         25,803
 280,600 American TeleSource International, Inc. (a).............      5,015,725
  17,700 Anaren Microwave Inc. ..................................        378,780
  41,400 Arch Communications Group, Inc. ........................         36,225
   1,300 Arguss Communications, Inc. ............................          9,724
  81,500 Avici Systems Inc. .....................................      1,222,500
  38,000 Aware Inc. .............................................        361,000
  36,500 Black Box Corp. ........................................      1,501,063
   6,600 Carrier Access Corp. ...................................         36,300
   9,000 Cable Design Technologies Corp. ........................        160,560
 195,900 Cabletron Systems, Inc. ................................      2,634,855
  10,700 California Amplifier, Inc. .............................         63,531
  20,400 C-COR.net Corp. ........................................        183,600
   4,800 Cenntennial Communications Corp. .......................         93,300
   8,000 Choice One Communications Inc. .........................         67,500
  17,500 Com21 Inc. .............................................         53,594
   5,400 Commonwealth Telephone Enterprises, Inc. ...............        183,600
  57,700 Computer Network Technology Corp. ......................        710,431
  13,000 Convergent Communications, Inc. ........................          4,469
   6,300 Crossroads Systems, Inc. ...............................         49,613

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

-------------------------------------------------------------------------------
 Telecommunications -- 5.3% (continued)
  15,000 CT Communications, Inc.*................................  $    236,250
   9,200 CTC Communications Group................................        75,900
   7,000 Davox Corp. ............................................        72,188
  49,200 Dobson Communications Corp. ............................       913,275
  42,000 e.spire Communications Inc. (a).........................        27,563
   9,400 Electric Lightwave Inc., Class A Shares.................        35,837
   6,300 FiberNet Telecom Group, Inc. (a)........................        25,594
   5,000 Glenayre Technologies, Inc. ............................        17,031
 450,500 GoAmerica, Inc. (a).....................................     2,013,172
   3,800 Golden Telecom, Inc. ...................................        34,200
   5,900 Hickory Tech Corp.*.....................................       100,300
  18,400 IDT Corp. ..............................................       414,000
  31,500 Illuminet Holdings, Inc. ...............................       815,063
   9,000 IMPSAT Fiber Networks Inc. .............................        62,437
  43,100 InterDigital Communications Corp. ......................       363,656
  30,700 Intermedia Communications Inc. (a)......................       485,444
  23,300 International Fibercom, Inc. ...........................       116,500
  10,900 Intrusion.com, Inc. ....................................        47,688
  39,500 ITC DeltaCom, Inc. .....................................       275,266
   4,900 JNI Corp. ..............................................        57,269
 322,600 Lantronix, Inc. ........................................     2,802,587
  13,300 Latitude Communications Inc. ...........................        41,978
   7,800 LCC International, Inc., Class A Shares.................        70,200
  21,900 Leap Wireless International, Inc. ......................       669,319
 289,100 Liberty Satellite & Technology, Inc., Class A Shares....     1,029,919
  22,609 Lightbridge, Inc. ......................................       268,482
  11,400 LightPath Technologies, Inc., Class A Shares............       178,837
  28,350 MasTec Inc. ............................................       424,683
  10,100 MCK Communications, Inc. ...............................        34,403
   3,900 Metawave Communications Corp. ..........................        43,144
  13,800 Metricom, Inc. (a)......................................        62,962
  60,000 Metrocall, Inc. ........................................        31,875
 443,600 Mitel Corp. ............................................     3,597,596
  20,434 Motient Corp. ..........................................        75,350
  40,300 Mpower Communications Corp. (a).........................       176,312
  78,300 MRV Communications, Inc. ...............................       964,069
  29,300 Natural MicroSystems Corp. .............................       252,712
   4,900 Neon Communications Inc. ...............................        25,878
   7,800 Net2000 Communications, Inc. ...........................        20,475
  27,200 Netro Corp. ............................................       178,500
  17,100 Network Access Solutions Corp. (a)......................        19,772
   9,400 Network Peripherals Inc. ...............................        61,688
   8,300 Network Plus Corp. (a)..................................        35,794
   6,600 North Pittsburgh Systems Inc.*..........................        71,775
  12,500 NTELOS Inc. ............................................       200,781
     900 Nucentrix Broadband Networks, Inc. (a)..................        10,913
  34,200 Nx Networks, Inc. (a)...................................        54,506
   2,850 Optical Cable Corp. (a).................................        27,787
  40,400 Optical Communication Products, Inc. ...................       424,200
   8,700 Pac-West Telecom, Inc. .................................        37,247
  17,100 Paradyne Networks, Inc. ................................        41,147
  68,400 P-Com, Inc. ............................................       141,075
  39,200 Plantronics, Inc. ......................................     1,036,840

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

 Shares                          Security                              Value

--------------------------------------------------------------------------------
 Telecommunications -- 5.3% (continued)
 183,800 Powerwave Technologies, Inc. ...........................   $  2,874,747
  35,230 Price Communications Corp. .............................        649,994
  21,880 Primus Telecommunications Group, Inc. ..................         64,956
  20,400 Proxim, Inc. ...........................................        372,300
   7,600 Rural Cellular Corp., Class A Shares....................        287,850
  45,000 SafeNet, Inc. ..........................................      2,053,125
  10,400 Savvis Communications Corp. (a).........................         11,375
 102,400 SBA Communications Corp. ...............................      3,379,200
  24,000 Somera Communications, Inc. ............................        222,000
   3,400 Sorrento Networks Corp. ................................         44,200
   8,300 SpectraLink Corp. ......................................         91,819
   2,700 Stanford Microdevices, Inc. ............................         20,756
  98,150 SymmetriCom, Inc. ......................................      1,406,305
  54,875 TALK.com, Inc. .........................................         80,598
  20,900 Tekelec.................................................        395,794
   3,600 Telaxis Communications Corp. ...........................          5,625
  55,200 TeraForce Technology Corp. (a)..........................         29,325
  19,700 Tollgrade Communications, Inc. .........................        385,381
  14,300 Tricord Systems, Inc. ..................................        129,146
  12,200 Tut Systems, Inc. ......................................         56,044
   8,600 U.S. Wireless Corp. ....................................         37,087
   6,500 US LEC Corp., Class A Shares (a)........................         56,062
  12,600 ViaSat, Inc. ...........................................        168,525
  30,848 Viatel, Inc. (a)........................................         61,696
  24,000 Visual Networks, Inc. ..................................         90,000
   4,100 Vyyo Inc. ..............................................         31,519
  24,300 WebLink Wireless, Inc., Class A Shares..................         15,188
  22,400 Westell Technologies Inc. ..............................        103,950
  71,200 WJ Communications, Inc. ................................        429,425
  35,900 World Access, Inc. (a)..................................         42,631
  21,500 Xircom, Inc. ...........................................        528,094
 243,100 Z-Tel Technologies, Inc. (a)............................      1,185,112
                                                                    ------------
                                                                      51,319,490
                                                                    ------------

 Textiles -- 0.0%
     800 G & K Services Inc., Class A Shares*....................         16,650
   2,100 Mohawk Industries, Inc. ................................         62,895
  20,600 WestPoint Stevens Inc.* (a).............................        173,452
                                                                    ------------
                                                                         252,997
                                                                    ------------

 Toys/Games/Hobbies -- 0.2%
  46,800 Boyds Collection, Ltd. .................................        407,160
   8,800 Jakks Pacific, Inc. ....................................        113,850
 112,700 The Topps Co., Inc. ....................................      1,098,825
                                                                    ------------
                                                                       1,619,835
                                                                    ------------

 Transportation -- 0.4%
  26,950 Atlas Air, Inc. ........................................        783,706
  11,150 EGL, Inc. (a)...........................................        277,356
  30,050 Forward Air Corp. ......................................      1,109,972
   6,900 Fritz Companies, Inc. ..................................         77,194
   1,085 Heartland Express, Inc. ................................         27,125
   6,400 Kirby Corp. ............................................        128,960
   4,300 Knight Transportation Inc. .............................         98,363

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments
--------------------------------------------------------------------------------

   Shares                          Security                           Value

-------------------------------------------------------------------------------
 Transportation -- 0.4% (continued)
      11,500 Landstar Systems, Inc. ............................   $    765,469
       7,000 Swift Transportation Co., Inc. ....................        121,187
      10,200 U.S. Freightways Corp.*............................        325,125
                                                                   ------------
                                                                      3,714,457
                                                                   ------------

 Water -- 0.0%
       6,400 Azurix Corp. ......................................         53,504
       3,750 Philadelphia Surburban Corp.*......................         86,250
         500 SJW Corp.*.........................................         37,575
                                                                   ------------
                                                                        177,329
                                                                   ------------
             TOTAL COMMON STOCK
             (Cost -- $1,045,183,887)...........................    926,118,922
                                                                   ------------

 WARRANTS -- 0.0%
      49,100 Endo Pharmaceuticals Holdings Inc., Expire 12/31/02
              (Cost -- $290,460)................................         12,274
                                                                   ------------

 Face Amount
 -----------
 U.S. TREASURY OBLIGATION -- 0.1%
 $   900,000 U.S. Treasury Bill, due 3/15/01 (Cost --
               $897,937)........................................        897,937
                                                                   ------------

 REPURCHASE AGREEMENT -- 4.3%
  41,744,000 J.P. Morgan Securities, Inc., 5.380% due 3/1/01;
              Proceeds at maturity -- $41,750,238; (Fully
              collateralized by U.S. Treasury Notes and Bonds,
              5.375% to 6.250% due 2/15/07 to 2/15/31; Market
              value -- $42,578,883) (Cost -- $41,744,000).......     41,744,000
                                                                   ------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $1,088,116,284**).........................   $968,773,133
                                                                   ============

------
 *  Income producing security.
(a) All or a portion of this security is on loan (See Note 11).
(b) Securities with an aggregate market value of $8,286,600 are segregated as collateral for future contracts commitments.
**  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

--------------------------------------------------------------------------------
 STOCK -- 98.6%
 Australia -- 1.0%
  18,678 Amcor Ltd. ............................................  $       56,955
  19,794 AMP Diversified Property Trust.........................          24,902
  32,998 AMP Ltd. ..............................................         342,906
   4,327 Aristocrat Leisure Ltd. ...............................          14,517
  12,331 Australian Gas Light Co. Ltd. (a)......................          76,339
 329,175 BHP Ltd. (b)...........................................       3,632,250
  20,443 Boral Ltd. ............................................          24,208
   6,902 Brambles Industries Ltd. ..............................         161,758
   5,500 British American Tobacco Co. PLC.......................          51,607
  31,215 Coca-Cola Amatil Ltd. .................................          84,760
  35,151 Coles Myer Ltd. .......................................         118,480
  37,819 Commonwealth Bank of Australia (a).....................         598,508
  16,158 Computershare Ltd. ....................................          60,417
   4,470 CSL Ltd. ..............................................          85,291
  29,200 CSR Ltd. ..............................................          76,686
  26,048 David Jones Ltd. (c)...................................          17,887
  13,300 Delta Gold Ltd. .......................................           9,273
  18,596 ERG Ltd. ..............................................          18,911
   6,457 F.H. Faulding & Co. Ltd. ..............................          37,540
  58,610 Foster's Brewing Group Ltd. (a)........................         147,656
  21,873 Futuris Corp. Ltd. ....................................          23,505
  52,426 General Property Trust.................................          74,530
  38,225 Goodman Fielder Ltd. ..................................          27,251
   5,902 Howard Smith Ltd. .....................................          27,139
  10,786 Iluka Resources Ltd. ..................................          24,594
  12,421 James Hardie Industries Ltd. ..........................          24,814
   9,489 Leighton Holdings Ltd. ................................          34,724
  12,795 Lend Lease Corporation Ltd. ...........................         100,272
  51,913 M.I.M. Holdings Ltd. ..................................          31,295
  11,874 Mayne Nickless Ltd. ...................................          34,900
  19,846 Mirvac Group...........................................          33,475
  45,313 National Australia Bank Ltd. (a).......................         714,730
  10,578 Newcrest Mining Ltd. ..................................          21,537
  64,337 News Corporation Ltd. .................................         524,431
  61,150 News Corporation Ltd. Preferred Shares.................         572,178
  52,720 Normandy Mining Ltd. (c)...............................          26,254
  19,647 OneSteel Ltd. .........................................           8,857
   9,943 Orica Ltd. ............................................          25,315
  27,712 Pacific Dunlop Ltd. ...................................          18,013
   7,654 PaperlinX Ltd. ........................................          14,645
  12,805 QBE Insurance Group Ltd. ..............................          67,176
   9,289 Rio Tinto Ltd. ........................................         161,271
  18,206 Santos Ltd. ...........................................          62,033
   4,378 Sons of Gwalia Ltd. ...................................          19,094
  18,729 Southcorp Ltd. ........................................          63,639
  21,358 Stockland Trust Group..................................          44,683
   9,608 Suncorp-Metway Ltd. (c)................................          59,179
   8,193 TABCORP Holdings Ltd. .................................          41,743
 230,624 Telstra Corp. Ltd. (a).................................         758,966
  15,257 Transurban Group*......................................          33,430
   7,994 Wesfarmers Ltd. (c)....................................          78,324
  53,568 Westfield Trust........................................          90,699

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                              Value

--------------------------------------------------------------------------------
 Australia -- 1.0% (continued)
  52,445 Westpac Banking Corp. Ltd. ...........................   $      386,258
 428,203 WMC Ltd. (a)..........................................        1,790,773
  31,826 Woolworths Ltd. (c)...................................          141,307
                                                                  --------------
                                                                      11,801,885
                                                                  --------------

 Austria -- 0.1%
     785 Austria Tabakwerke AG.................................           49,955
   2,800 Austrian Airlines.....................................           40,194
   4,109 Bayerische Hypo-und Vereinsbank.......................          252,035
   1,000 Boehler-Uddeholm AG...................................           37,704
     589 BWT AG................................................           21,233
   1,034 Erste Bank Der Oesterreichisch........................           53,248
     551 Flughafen Wien AG.....................................           20,268
     275 Generali Holding Vienna AG............................           52,348
     200 Lenzing AG............................................           15,734
     428 Mayr-Melnhof Karton AG................................           20,675
     680 Oesterreichische Brau-Beteiligungs AG.................           27,514
     964 OMV AG................................................           78,082
   1,573 RHI AG................................................           33,198
   7,447 Telekom Austria AG*...................................           42,528
     535 VA Technologie AG.....................................           18,228
   1,100 Verbund...............................................          126,546
   2,479 Wienerberger Baustoffindustrie AG.....................           54,712
                                                                  --------------
                                                                         944,202
                                                                  --------------

 Belgium -- 0.5%
   6,533 AGFA-Gevaert NV.......................................          142,264
     606 Barco NV..............................................           43,635
   1,212 BarcoNet NV*..........................................            9,429
   1,333 Bekaert SA............................................           58,840
     250 Cimenteries CBR Cementbedrijven -- STRIP VVPR*........                2
     600 Compagnie Maritime Belge S.A. ........................           42,623
   1,889 Colruyt S.A. .........................................           83,330
   2,123 DelhaizeLe Lion S.A. .................................          118,115
     272 D'Ieteren NV..........................................           58,606
   2,228 Electrabel S.A.  .....................................          504,021
  29,958 Fortis AG -- STRIP VVPR*..............................          865,601
     550 Fortis Bank Nederland.................................               --
     450 Glaverbel S.A. .......................................           38,713
     997 Groupe Bruxelles Lambert S.A. (c).....................          285,596
 125,068 Interbrew*............................................        2,120,698
  12,180 KBC Bancassurance Holding NV (c)......................          552,308
     175 Royale Belge -- STRIP VVPR*...........................                3
   3,440 Solvay S.A. ..........................................          184,744
     750 Tractebel -- STRIP VVPR*..............................                7
   6,631 UCB S.A. .............................................          244,402
   1,285 Union Miniere S.A. (c)................................           52,112
                                                                  --------------
                                                                       5,405,049
                                                                  --------------

 Brazil -- 0.2%
 191,011 Embratel Participacoes S.A. ADR.......................        2,311,233
                                                                  --------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                         Security                             Value

--------------------------------------------------------------------------------
 Canada -- 0.6%
     8,300 Canadian National Railway Co. ......................   $      312,163
   317,714 Nortel Networks Corp. ..............................        5,767,750
                                                                  --------------
                                                                       6,079,913
                                                                  --------------

 China -- 1.6%
 1,776,000 China Mobile Ltd.*..................................        9,722,586
 4,730,000 China Unicom Ltd.*(c)...............................        7,277,017
                                                                  --------------
                                                                      16,999,603
                                                                  --------------

 Denmark -- 0.3%
       465 Bang & Olufsen Holdings A/S, Class B Shares.........           18,902
     1,195 Carlsberg A/S, Class B Shares.......................           51,669
       960 Carlsberg A/S, Class A Shares.......................           42,572
        48 D/S 1912, Class B Shares............................          479,527
        33 D/S Svendborg, Class B Shares.......................          460,163
     2,000 Danisco A/S.........................................           80,315
    30,540 Danske Bank A/S.....................................          532,324
     1,590 FLS Industries A/S, Class B Shares..................           22,524
       923 Group 4 Falck A/S...................................          123,931
       282 I-Data International A/S*(c)........................            6,426
     1,325 ISS A/S.............................................           86,832
       900 Navision Software A/S*..............................           24,390
       180 NKT Holding A/S (c).................................           39,690
     3,160 Novo Nordisk A/S, Class B Shares....................          620,867
     3,160 Novozymes A/S.......................................           69,677
       810 Ostasiatiske Kompagni A/S*..........................           16,563
     1,650 SAS Danmark A/S (c).................................           17,785
     9,680 Tele Danmark A/S....................................          323,144
     1,200 Topdanmark A/S*.....................................           30,007
     4,642 Vestas Wind Systems A/S.............................          227,011
     3,307 William Demant A/S..................................          158,873
                                                                  --------------
                                                                       3,433,192
                                                                  --------------

 Finland -- 0.5%
     1,100 Amer Group Ltd. ....................................           25,794
       787 Finnlines Oyj.......................................           15,921
    11,894 Fortum Oyj..........................................           48,672
     3,056 Hartwall Oyj AB.....................................           44,965
       960 Instrumentarium Corp. ..............................           26,926
     5,900 Kemira Oyj (c)......................................           33,639
     4,200 Kesko Oyj, Class B Shares...........................           44,030
       820 Kone Corp., Class B Shares (c)......................           56,141
     6,576 Metso Group Oyj.....................................           71,658
   195,809 Nokia Oyj AB........................................        4,307,795
     3,165 Orion-Yhtymae Oyj...................................           68,986
     5,200 Outokumpu Oyj (c)...................................           49,015
     1,700 Pohjola Group Insurance Corp., Class B Shares.......           67,223
     6,589 Raisio Group PLC....................................           12,240
     6,271 Rautaruukki Oyj.....................................           25,374
     2,400 Sampo Insurance Co. Ltd., Class A Shares............          126,905
    31,042 Sonera Oyj..........................................          336,560
     1,800 Stockmann AB, Class A Shares........................           19,863
     1,100 Stockmann AB, Class B Shares........................           12,038

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                         Security                            Value

-------------------------------------------------------------------------------
 Finland -- 0.5% (continued)
     2,671 Stonesoft Oyj*.....................................   $       14,001
    10,760 UPM-Kymmene Oyj....................................          326,531
     1,790 Uponor Oyj (c).....................................           29,136
     3,100 Wartsila Oyj (c)...................................           69,100
                                                                 --------------
                                                                      5,832,513
                                                                 --------------

 France -- 14.7%
    39,723 Accor S.A. ........................................        1,559,433
     8,716 Air Liquide S.A. ..................................        1,191,850
   100,625 Alcatel............................................        3,914,217
   341,544 Aventis S.A. (a)...................................       27,576,579
    37,324 Axa................................................        4,709,133
    56,665 BNP Paribas S.A. ..................................        4,627,305
    72,779 Bouygues S.A. (c)..................................        2,837,058
     4,781 Cap Gemini S.A. ...................................          837,114
   114,488 Carrefour Supermarche S.A. (b).....................        6,680,213
    38,668 Casino Guichard Perrachon S.A. (c).................        2,558,475
     3,838 Casino Guichard Perrachon S.A. Preferred Shares....          391,766
       664 Casino Guichard Perrachon Warrants, Expire
            7/5/01*...........................................            4,686
    19,258 CGIP...............................................        1,071,434
    51,594 Christian Dior S.A. ...............................        2,238,019
     3,352 Compagnie de Saint-Gobain..........................          511,695
       687 Club Mediterranee S.A. ............................           66,651
       763 Coflexip S.A. .....................................          114,300
    87,592 Credit Lyonnais S.A. (c)...........................        3,047,190
     4,355 Dassault Systemes S.A. (c).........................          224,472
    57,200 Equant NV(c).......................................        1,572,773
     1,000 Eridania Beghin-Say................................           96,374
       435 Essilor International S.A. ........................          133,209
   116,024 European Aeronautic Defense*.......................        2,400,651
 3,067,113 Eurotunnel S.A.*(c)................................        3,017,951
    59,873 France Telecom S.A. ...............................        3,562,329
       600 Gecina.............................................           57,383
     5,734 Groupe Danone......................................          792,529
       619 Imerys S.A. .......................................           69,105
     7,511 Lafarge S.A. ......................................          732,154
     5,268 Lagardere S.A. ....................................          308,107
    26,006 L'Oreal S.A. ......................................        1,949,081
    18,843 LVMH...............................................        1,156,645
     5,182 Michelin...........................................          197,763
     3,347 Pechiney S.A. .....................................          166,207
     2,313 Pernod-Ricard S.A. ................................          159,528
    13,585 Pinault-Printemps-Redoute S.A. (c).................        2,737,163
     1,751 PSA Peugeot Citroen................................          474,531
     4,500 Publicis S.A. .....................................          149,389
   199,354 Rhodia S.A. .......................................        2,850,717
     1,459 Sagem S.A. (c).....................................          152,262
    28,130 Sanofi S.A. .......................................        1,526,232
    59,996 Schneider Electric S.A. ...........................        3,917,232
       728 SEB S.A. ..........................................           41,105
     1,599 Sidel S.A. ........................................           57,494
     1,040 Simco S.A. ........................................           74,024
    35,967 Societe BIC S.A. (c)...............................        1,528,076
     3,123 Societe Eurafrance S.A. ...........................          232,625

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                              Value

--------------------------------------------------------------------------------
 France -- 14.7% (continued)
  16,272 Societe Generale, Class A Shares......................   $      994,339
   1,289 Sodexho Alliance S.A.*................................          245,370
  69,824 STMicroelectronics NV (c).............................        2,195,986
  93,301 Suez Lyonnaise des Eaux S.A. (b)......................       15,443,918
     612 Technip S.A. .........................................           87,064
   6,452 Thomson CSF...........................................          258,749
 163,201 Total Fina S.A., Class B Shares (a)...................       23,037,199
     616 Unibail S.A. .........................................          107,630
   9,978 Usinor S.A. (c).......................................          140,389
 148,546 Valeo S.A. (b)(c).....................................        7,922,963
   3,186 Vinci.................................................          191,905
 240,474 Vivendi Universal (b).................................       15,170,187
     240 Zodiac S.A. ..........................................           62,680
                                                                  --------------
                                                                     160,132,608
                                                                  --------------

 Germany -- 10.4%
   1,800 Adidas-Salomon AG (c).................................          111,896
  42,521 Allianz AG (c)........................................       14,057,272
  23,800 BASF AG (c)...........................................        1,068,059
 168,539 Bayer AG (c)..........................................        8,198,885
  82,860 Bayerische Hypo-Und Vereinsbank AG (c)................        5,105,267
   3,200 Beiersdorf AG.........................................          364,897
   1,400 Bilfinger & Berger Bau AG.............................           24,590
   2,600 Buderus AG............................................           56,188
  50,272 Commerzbank AG (c)....................................        1,326,804
   5,100 Continental AG........................................           87,937
     820 D Logistics AG*.......................................           34,159
 142,020 DaimlerChrysler AG (c)................................        6,967,570
  71,485 Deutsche Bank AG......................................        5,916,381
  14,450 Deutsche Lufthansa AG (c).............................          302,971
  84,466 Deutsche Post AG*(c)..................................        1,802,834
 166,219 Deutsche Telekom (c)..................................        4,035,369
   1,400 Douglas Holding AG....................................           48,923
 260,319 Dresdner Bank AG (c)..................................       10,724,636
   1,568 Dyckerhoff AG.........................................           34,030
 304,434 E.On AG (c)...........................................       15,537,622
   4,431 EM.TV & Merchandising AG (c)..........................           27,831
   2,557 Epcos AG (c)..........................................          164,599
  17,736 Ergo Versicherungs Gruppe AG..........................        2,682,998
   2,380 FAG Kugelfischer Georg Schaefer AG....................           17,487
   3,552 Fresenius Medical Care AG.............................          289,078
   2,919 Gehe AG (c)...........................................          103,883
   2,378 Heidelberger Zement AG................................          144,111
   2,800 Hochtief AG...........................................           70,809
     276 Hugo Boss AG..........................................           91,371
  41,027 Infineon Technologies AG*(c)..........................        1,361,995
   3,000 Kamps AG (c)..........................................           29,795
  10,635 KarstadtQuelle AG.....................................          371,638
   4,500 Linde AG (c)..........................................          213,531
   4,400 MAN AG................................................          131,503
   1,800 MAN AG Vorzugsaktien..................................           41,134
   6,350 Merck KGaA............................................          287,885
  64,183 Metro AG (c)..........................................        3,083,933

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                         Security                             Value

--------------------------------------------------------------------------------
 Germany -- 10.4% (continued)
    43,940 Muenchener Rueckversicherungs-Gesellschaft AG (c)...   $   14,231,415
    37,021 Preussag AG (c).....................................        1,402,633
    33,484 Prosieben SAT.1 Media AG............................          846,776
    18,776 RWE AG..............................................          716,556
     1,503 RWE AG Preferred Shares.............................           43,745
     6,950 SAP AG (c)..........................................        1,069,890
    14,515 SAP AG Preferred Shares.............................        2,282,506
     7,550 Schering AG (c).....................................          384,641
       850 SGL Carbon AG*......................................           50,964
    49,747 Siemens AG*(c)......................................        5,773,311
    19,500 ThyssenKrupp AG (c).................................          355,057
    11,560 Volkswagen AG (c)...................................          632,519
     4,650 Volkswagen AG Preferred Shares......................          152,444
     7,236 WCM Beteiligungs- Und Grundbesitz AG................          125,099
                                                                  --------------
                                                                     112,987,427
                                                                  --------------

 Hong Kong -- 2.2%
    18,000 ASM Pacific Technology..............................           36,577
    34,608 Bank of East Asia, Ltd. (c).........................           85,633
    83,000 Cathay Pacific Airways..............................          123,970
    58,000 CLP Holdings Ltd. ..................................          304,132
    58,000 Esprit Holdings Ltd. ...............................           66,924
    88,000 Giordano International Ltd. ........................           51,898
    71,000 Hang Lung Development Co. Ltd. .....................           76,918
    53,200 Hang Seng Bank Ltd. ................................          632,611
    34,000 Henderson Land Development Co. Ltd. ................          207,926
   127,472 Hong Kong & China Gas Co. Ltd. .....................          191,211
    53,500 Hong Kong & Shanghai Hotels Ltd. ...................           34,295
    63,400 Hopewell Holdings Ltd. .............................           33,529
   668,600 Hutchison Whampoa Ltd. (b)..........................        7,929,012
    48,271 Hysan Development Co. Ltd. .........................           88,498
   102,400 Johnson Electric Holdings Ltd. .....................          171,325
    18,000 Li & Fung Ltd. .....................................           32,770
       900 Melco International Development Ltd.*...............              118
   219,500 MTR Corp. ..........................................          403,829
    51,745 New World Development Co. Ltd. .....................           87,238
   158,400 Oriental Press Group Ltd. ..........................           23,354
   394,339 Pacific Century CyberWorks Ltd.*(c).................          225,718
    52,000 Peregrine Investment Holdings Ltd.*.................               --
    74,286 Shangri-La Asia Ltd. ...............................           73,335
    89,171 Sino Land Co. Ltd. .................................           54,304
    42,000 South China Morning Post Holdings Ltd. .............           30,154
 1,065,000 Sun Hung Kai Properties Ltd. (c)....................       11,878,998
    43,500 Swire Pacific Ltd., Class A Shares..................          298,369
    11,000 Television Broadcasts Ltd. .........................           66,142
    14,000 Varitronix International Ltd. ......................           14,269
    60,607 Wharf Holdings Ltd. (c).............................          175,219
                                                                  --------------
                                                                      23,398,275
                                                                  --------------

 Ireland -- 0.2%
    35,354 Allied Irish Banks PLC*.............................          382,986
    16,572 CRH PLC*............................................          312,183
     3,436 DCC PLC*............................................           37,443
    88,838 Eircom PLC*.........................................          194,435

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                         Security                             Value

--------------------------------------------------------------------------------
 Ireland -- 0.2% (continued)
    11,598 Elan Corp. PLC*.....................................   $      634,598
     7,758 Greencore Group PLC*................................           21,545
    20,815 Independent Newspapers PLC*.........................           55,702
       611 Iona Technologies PLC*..............................           30,341
    11,558 Irish Life & Permanent PLC*.........................          141,256
     3,623 Jurys Hotel Group PLC*..............................           36,815
     6,923 Kerry Group PLC, Class A Shares*....................           85,310
    14,106 Ryanair Holdings PLC*...............................          157,997
    43,795 Smurfit Jefferson*..................................           79,742
    29,800 Waterford Foods PLC, Class A Shares*................           37,270
                                                                  --------------
                                                                       2,207,623
                                                                  --------------

 Italy -- 5.6%
    60,000 Alitalia S.p.A. (c).................................          104,283
   121,700 Alleanza Assicurazioni..............................        1,842,125
    10,250 Arnoldo Mondadori Editore S.p.A. ...................           94,259
   205,628 Assicurazioni Generali S.p.A. ......................        7,166,715
     9,864 Autogrill S.p.A. (c)................................          110,665
    42,008 Autostrade S.p.A. (c)...............................          272,732
 1,323,418 Banca di Roma S.p.A. (c)............................        4,882,865
    30,666 Banca Intesa S.p.A. (c).............................           78,679
 1,987,269 Banca Nazionale Del Lavoro (c)......................        6,633,794
    12,000 Banca Popolare di Milano (c)........................           61,576
    69,200 Benetton Group S.p.A.*(c)...........................          123,454
    61,982 Bipop-Carire S.p.A. ................................          357,381
    11,500 Bulgari S.p.A.......................................          124,790
    18,000 Cementir S.p.A......................................           26,816
   258,692 Enel S.p.A. (c).....................................          889,720
 1,826,603 ENI S.p.A. (c)......................................       11,892,581
     3,111 Fiat S.p.A. (c).....................................           44,630
     4,032 Fiat S.p.A. di Risp NC..............................           67,668
    13,120 Fiat S.p.A. Preferred Shares........................          330,826
    13,566 Gruppo Editoriale L'Espresso S.p.A. (c).............           91,194
   237,380 Holding DI Partecipazioni...........................          846,328
    30,000 Impregilo S.p.A.....................................           15,532
     6,980 Italcementi S.p.A. (c)..............................           62,262
     4,030 Italcementi S.p.A. di Risp NC.......................           16,306
    13,544 Italgas S.p.A.......................................          144,840
   597,537 Mediaset S.p.A. (c).................................        6,236,765
   473,800 Mediobanca S.p.A....................................        5,211,046
    60,000 Parmalat Finanziaria S.p.A. (c).....................           93,799
    69,000 Pirelli S.p.A. .....................................          250,637
     3,000 Pirelli S.p.A. di Risp NC...........................           10,083
   255,260 RAS S.p.A...........................................        3,478,802
    16,100 Rinascente S.p.A. ..................................           77,210
     2,375 Sai S.p.A. (c)......................................           40,864
     2,000 Sai S.p.A. di Risp NC...............................           15,762
    50,135 San Paolo-IMI S.p.A. ...............................          772,705
    18,700 Snia S.p.A. ........................................           38,520
   131,940 Telecom Italia S.p.A. (c)...........................        1,385,616
    34,701 Telecom Italia S.p.A. di Risp NC....................          194,210
   899,011 Telecom Italia Mobile S.p.A. (c)....................        5,952,456

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                              Value

--------------------------------------------------------------------------------
 Italy -- 5.6% (continued)
   3,650 Tiscali S.p.A.*.......................................   $       51,590
 178,000 Unicredito Italiano S.p.A. ...........................          862,639
                                                                  --------------
                                                                      60,954,725
                                                                  --------------

 Japan -- 19.2%
  15,000 77 Bank Ltd. .........................................           76,858
   5,700 Acom Co. Ltd. ........................................          426,668
  14,800 Advantest Corp. ......................................        1,697,089
  26,000 Ajinomoto Co. Inc. ...................................          301,906
   6,000 Alps Electric Co. Ltd. (c)............................           61,384
  14,000 Amada Co. Ltd. .......................................           80,327
   4,000 Amano Corp. ..........................................           30,010
   2,900 Aoyama Trading Co. Ltd. ..............................           29,891
 115,000 Asahi Bank Ltd. (c)...................................          357,858
  20,000 Asahi Breweries Ltd. .................................          194,382
  46,000 Asahi Glass Co. Ltd. .................................          317,268
  57,000 Asahi Kasei Corp. ....................................          265,331
   2,200 ASATSU-DK Inc. .......................................           54,205
  28,000 Ashikaga Bank Ltd. ...................................           47,027
   1,700 Autobacs Seven Co. Ltd. ..............................           35,654
  26,000 Bank of Fukuoka Ltd. (c)..............................          116,152
 183,600 Bank of Tokyo Mitsubishi Ltd. ........................        1,817,295
  47,000 Bank of Yokohama Ltd. ................................          171,900
   4,200 Benesse Corp. ........................................          164,355
 488,000 Bridgestone Corp. ....................................        4,476,644
  34,000 Canon Inc. ...........................................        1,107,294
  11,000 Casio Computer Co. Ltd. ..............................           74,837
      88 Central Japan Railway Co. ............................          523,671
 163,000 Chugai Pharmaceutical Co. Ltd. (c)....................        2,341,575
  33,000 Chuo Mitsui Trust & Banking Co., Ltd. ................           84,121
  13,000 Citizen Watch Co. Ltd. ...............................          101,300
  26,000 Cosmo Oil Co. Ltd. ...................................           48,101
   6,900 Credit Saison Co. Ltd. ...............................          143,536
   1,400 CSK Corp. ............................................           28,765
  30,000 Dai Nippon Printing Co. Ltd. .........................          374,952
  15,000 Daicel Chemical Industries Ltd. ......................           44,887
  32,000 Daiei Inc.*(c)........................................           50,471
   5,000 Daifuku Co. Ltd. .....................................           26,983
  11,000 Daiichi Pharmaceutical Co. Ltd. ......................          251,801
  10,000 Daikin Industries Ltd. ...............................          185,430
   9,000 Daikyo Inc.*..........................................           12,660
  12,000 Daimaru Inc. .........................................           37,444
  34,000 Dainippon Ink & Chemical Inc. ........................           93,627
   8,000 Dainippon Screen Manufacturing Co. Ltd. (c)...........           36,626
   5,700 Daito Trust Construction Co. Ltd. ....................          103,751
  70,000 Daiwa Bank Ltd. ......................................          105,034
  21,000 Daiwa House Industry Co. Ltd. ........................          137,858
   6,000 Daiwa Kosho Lease Co. Ltd. ...........................           17,290
 253,000 Daiwa Securities Group Inc. ..........................        2,310,098
     177 DDI Corp. ............................................          754,508
  20,000 Denki Kagaku Kogyo K.K. ..............................           74,513
  36,000 Denso Corp. (c).......................................          652,202
     602 East Japan Railway Co. ...............................        3,382,224

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

--------------------------------------------------------------------------------
 Japan -- 19.2% (continued)
  12,000 Ebara Corp. (c)........................................  $      121,949
  11,800 Eisai Co. Ltd. ........................................         300,797
   9,400 Fanuc Ltd. ............................................         522,512
   2,200 Fuji Machine Manufacturing Co. Ltd. ...................          58,144
  20,000 Fuji Photo Film Co. ...................................         724,669
   1,300 Fuji Soft ABC Inc. ....................................          64,393
      17 Fuji Television Network Inc. ..........................         115,947
  15,000 Fujikura Ltd. .........................................          97,702
 319,000 Fujitsu Ltd. ..........................................       4,370,459
  26,000 Furukawa Electric Co. Ltd. ............................         343,578
  21,000 Gunma Bank Ltd. .......................................          93,278
  11,000 Gunze Ltd. ............................................          38,544
   8,000 Hankyu Department Stores, Inc. ........................          33,556
  34,000 Haseko Corp.*..........................................          10,145
   1,600 Hirose Electric Co. Ltd. ..............................         124,131
 131,000 Hitachi Ltd. ..........................................       1,144,763
  45,000 Hitachi Zosen Corp. ...................................          36,830
  29,000 Hokuriku Bank Ltd. ....................................          55,382
  38,000 Honda Motor Co. Ltd. ..................................       1,487,020
   5,000 House Foods Corp. .....................................          59,892
   4,700 Hoya Corp. ............................................         324,566
  10,000 Inax Corp. ............................................          49,874
   9,000 Isetan Co. Ltd. .......................................          96,679
  17,000 Ishihara Sangyo Kaisha Ltd.*...........................          35,364
  55,000 Ishikawajima-Harima Heavy Industries Co. Ltd. .........         135,982
  58,000 Itochu Corp. (c).......................................         252,679
  16,000 Ito Yokado Co. Ltd. ...................................         834,818
  72,000 Japan Airlines Co. Ltd. ...............................         308,146
  45,000 Japan Energy Corp. ....................................          74,811
      78 Japan Tobacco Inc. ....................................         549,947
   9,000 JGC Corp. (c)..........................................          61,537
  35,600 Joyo Bank Ltd. ........................................         123,831
  13,000 Jusco Co. Ltd. ........................................         305,895
   1,200 Kadokawa Shoten Publishing Co. Ltd. ...................          32,022
  39,000 Kajima Corp. (c).......................................         104,736
   4,000 Kaken Pharmaceutical Co. Ltd. (c)......................          24,451
  11,000 Kamigumi Co. Ltd. .....................................          43,139
     200 Kandenko Co. Ltd. .....................................             957
  21,000 Kanebo Ltd.*...........................................          55,501
  15,000 Kaneka Corp. ..........................................         120,082
  38,400 Kansai Electric Power Co., Inc. .......................         638,063
 318,000 Kao Corp. .............................................       7,943,561
   2,300 Katokichi Co. Ltd. ....................................          58,630
  54,000 Kawasaki Heavy Industries Ltd. ........................          63,993
  28,000 Kawasaki Kisen Kaisha Ltd. ............................          45,833
 132,000 Kawasaki Steel Corp. ..................................         147,423
  21,930 Keihin Electric Express Railway Co. Ltd. (c)...........          92,547
   8,600 Kikkoman Corp. ........................................          60,489
  11,500 Kinden Corp. ..........................................          56,865
  65,940 Kinki Nippon Railway Co. Ltd. .........................         251,291
  39,000 Kirin Brewery Co. Ltd. ................................         377,714
     300 Kissei Pharmaceutical Co. Ltd. ........................           5,806
   5,000 Kokuyo Co. Ltd. .......................................          63,600

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

--------------------------------------------------------------------------------
 Japan -- 19.2% (continued)
  37,000 Komatsu Ltd. ..........................................  $      172,548
   3,000 Komori Corp. ..........................................          42,713
   4,600 Konami Corp. ..........................................         194,126
  13,000 Konica Corp. ..........................................          76,806
   8,000 Koyo Seiko Co. Ltd. (c)................................          44,401
  57,000 Kubota Corp. ..........................................         158,421
  16,000 Kuraray Co. Ltd. ......................................         119,084
  10,000 Kureha Chemical Industry Co. Ltd. .....................          24,468
   5,800 Kurita Water Industries Ltd. ..........................          70,216
   7,500 Kyocera Corp. .........................................         677,139
   4,000 Kyowa Exeo Corp. (c)...................................          34,784
  18,000 Kyowa Hakko Kogyo Co. Ltd. ............................         123,688
   5,000 Maeda Road Construction Co. Ltd. ......................          20,546
   4,000 Makino Milling Machine Co. Ltd. (c)....................          21,825
   7,000 Makita Corp. ..........................................          43,804
  61,000 Marubeni Corp. (c).....................................         121,173
  15,000 Marui Co. Ltd. ........................................         212,925
  48,100 Matsushita Communication Industrial Co. Ltd. ..........       3,514,361
 301,000 Matsushita Electric Industrial Co. Ltd. ...............       5,671,256
  12,000 Meiji Milk Products Co. Ltd. ..........................          53,608
  16,000 Meiji Seika Kaisha Ltd. ...............................          88,665
   1,600 Meitec Corp. ..........................................          47,470
  16,000 Minebea Co. Ltd. ......................................         125,223
  89,000 Mitsubishi Chemical Corp. .............................         270,881
  61,000 Mitsubishi Corp. ......................................         425,926
  84,000 Mitsubishi Electric Corp. .............................         489,842
 380,000 Mitsubishi Estate Co. Ltd. (c).........................       3,741,847
  20,000 Mitsubishi Gas Chemical Co., Inc. .....................          57,291
 132,000 Mitsubishi Heavy Industries Ltd. ......................         523,296
   7,000 Mitsubishi Logistics Corp. ............................          59,977
  45,000 Mitsubishi Materials Corp. (c).........................         105,120
  15,000 Mitsubishi Paper Mills Ltd. ...........................          30,564
  25,000 Mitsubishi Rayon Co. Ltd. (c)..........................          82,058
  51,000 Mitsubishi Trust & Banking Co., Ltd. ..................         351,319
  62,000 Mitsui & Co. Ltd. .....................................         352,035
  38,000 Mitsui Engineering & Shipbuilding Co. Ltd.*............          35,637
 425,000 Mitsui Fudosan Co. Ltd. ...............................       4,105,247
  31,000 Mitsui Marine & Fire Insurance Co. Ltd. ...............         168,353
  23,000 Mitsui Mining & Smelting Co. Ltd. .....................         145,104
  21,000 Mitsukoshi Ltd. (c)....................................          79,671
   2,246 Mizuho Holding Inc. ...................................      13,786,777
   4,000 Mori Seiki Co. Ltd. ...................................          39,217
  94,000 Murata Manufacturing Co. Ltd. .........................       7,797,604
  14,000 Mycal Corp. (c)........................................          24,468
   2,200 Namco Ltd. ............................................          34,324
     450 Nankai Electric Railway Co. Ltd. ......................           1,458
 237,000 NEC Corp. .............................................       3,857,223
  14,000 NGK Insulators Ltd. ...................................         153,374
   9,000 NGK Spark Plug Co. Ltd. (c)............................         100,823
   2,800 Nichiei Co. Ltd. (c)...................................          18,238
  13,000 Nichirei Corp. ........................................          50,428
   2,600 Nidec Corp. (c)........................................         122,358
  15,000 Nikon Corp. ...........................................         177,885

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                          Security                            Value

--------------------------------------------------------------------------------
 Japan -- 19.2% (continued)
     5,600 Nintendo Co. Ltd. ...................................  $      915,231
     5,000 Nippon Comsys Corp. (c)..............................          77,582
    44,000 Nippon Express Co. Ltd. .............................         213,820
    23,000 Nippon Light Metal Co. ..............................          17,060
     9,000 Nippon Meat Packers Inc. ............................         110,414
    60,000 Nippon Mitsubishi Oil Corp. .........................         299,757
    38,000 Nippon Paper Industries Co. Ltd. ....................         208,636
    18,000 Nippon Sheet Glass Co. Ltd. .........................         187,067
    13,000 Nippon Shinpan Co. Ltd. .............................          15,738
     9,000 Nippon Shokubai Co. Ltd. ............................          33,838
   267,000 Nippon Steel Corp. ..................................         487,131
    13,000 Nippon Suisan Kaisha Ltd. ...........................          21,834
    48,000 Nippon Yusen K.K. ...................................         214,434
    13,000 Nishimatsu Construction Co. Ltd. (c).................          44,000
 1,873,000 Nissan Motor Co. Ltd. (a)............................      12,072,024
    10,000 Nisshin Flour Milling Co. Ltd. ......................          84,147
     9,000 Nisshinbo Industries Inc. ...........................          44,657
     5,000 Nissin Food Products Co. Ltd. .......................         123,620
     6,800 Nitto Denko Corp. ...................................         160,297
    10,000 NOF Corp. ...........................................          21,570
   494,000 Nomura Securities Co. Ltd. (a).......................       9,707,745
     7,000 Noritake Co. Ltd. ...................................          35,389
    23,000 NSK Ltd. ............................................         100,985
    20,000 NTN Corp. ...........................................          56,098
       506 NTT Corp. ...........................................       3,313,082
       582 NTT Docomo Inc. (b)..................................      10,072,552
    31,000 Obayashi Corp. ......................................         127,388
    42,000 OJI Paper Co. Ltd. (c)...............................         214,487
     6,000 Okuma Corp. .........................................          19,080
    11,000 Okumura Corp. .......................................          38,919
    11,000 Olympus Optical Co. Ltd. ............................         136,920
    10,000 Omron Corp. .........................................         158,575
     7,000 Onward Kashiyama Co. Ltd. (c)........................          57,590
     4,100 Oriental Land Co. Ltd. ..............................         262,160
     3,200 Orix Corp. ..........................................         285,912
   100,000 Osaka Gas Co. Ltd. (c)...............................         260,881
     1,400 OYO Corp. ...........................................          13,189
    16,000 Penta Ocean Construction Co. Ltd. ...................          21,280
     7,000 Pioneer Electronic Corp. ............................         181,423
     5,000 Promise Co. Ltd. ....................................         331,216
    34,000 Rohm Co. Ltd. .......................................       5,507,481
   950,000 Sakura Bank Ltd. ....................................       5,628,970
     6,000 Sanden Corp. (c).....................................          26,651
   148,000 Sankyo Co. Ltd. .....................................       3,085,042
     3,000 Sanrio Co. Ltd. .....................................          41,946
    10,000 Sanwa Shutter Co. ...................................          19,438
    73,000 Sanyo Electric Co. Ltd. .............................         461,171
    14,000 Sapporo Breweries Ltd. ..............................          42,611
     9,000 Secom Co. Ltd. ......................................         544,013
     6,600 Sega Corp. (c).......................................         120,977
     7,000 Seino Transportation Co. Ltd. .......................          28,586
    14,000 Seiyu Ltd.*(c).......................................          38,314
    24,000 Sekisui Chemical Co. Ltd. ...........................          65,681

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                          Security                             Value

--------------------------------------------------------------------------------
 Japan -- 19.2% (continued)
  29,000 Sekisui House Ltd. ....................................  $      237,350
 798,000 Sharp Corp. ...........................................      10,177,825
   2,300 Shimachu Co. Ltd. .....................................          26,491
   1,500 Shimamura Co. Ltd. ....................................          79,415
   5,600 Shimano Inc. ..........................................          88,993
  34,000 Shimizu Corp. .........................................          98,555
  16,000 Shin-Etsu Chemical Co. Ltd. ...........................         566,094
  14,000 Shionogi & Co. Ltd. ...................................         240,505
  17,000 Shiseido Co. Ltd. .....................................         169,717
  32,000 Shizuoka Bank Ltd. ....................................         278,273
   1,300 Sho-Bond Corp. ........................................          16,181
  42,000 Showa Denko K.K. ......................................          83,431
  15,000 Showa Shell Sekiyu K.K. ...............................          77,625
   4,000 Skylark Co. Ltd. ......................................         123,108
   2,800 SMC Corp. .............................................         309,851
  12,000 Snow Brand Milk Products Co. Ltd. .....................          38,672
  13,000 Softbank Corp. ........................................         580,758
  76,100 Sony Corp. ............................................       5,482,288
 123,000 Sumitomo Bank Ltd. (c).................................       1,217,469
  64,000 Sumitomo Chemical Co. Ltd. ............................         307,191
  43,000 Sumitomo Corp. ........................................         274,581
 201,000 Sumitomo Electric Industries, Ltd. ....................       2,407,647
   7,000 Sumitomo Forestry Co. Ltd. ............................          40,223
  24,000 Sumitomo Heavy Industries Ltd. ........................          37,239
  27,000 Sumitomo Marine & Fire Insurance Co. Ltd. .............         160,442
 146,000 Sumitomo Metal Industries Ltd. ........................          87,131
  21,000 Sumitomo Metal Mining Co. .............................          81,998
  17,000 Sumitomo Osaka Cement Co. .............................          44,495
  40,000 Taiheiyo Cement Corp. .................................          78,435
  39,000 Taisei Corp. ..........................................          82,791
  13,000 Taisho Pharmaceutical Co. Ltd. ........................         274,863
   5,000 Taiyo Yuden Co. Ltd. ..................................         132,998
   9,000 Takara Shuzo Co. Ltd. .................................         135,198
  13,000 Takashimaya Co. Ltd. ..................................          88,665
 177,000 Takeda Chemical Industries Ltd. .......................       8,375,037
   5,800 Takefuji Corp. ........................................         432,670
   4,000 Takuma Co. Ltd. (c)....................................          25,747
  37,000 Teijin Ltd. ...........................................         168,447
  12,000 Teikoku Oil Co. Ltd. ..................................          55,143
   8,600 Terumo Corp. ..........................................         164,602
  17,000 The Japan Steel Works Ltd.* ...........................          15,363
   2,000 TIS Inc. (c)...........................................          63,771
  36,000 Tobu Railway Co. Ltd. .................................         119,084
  13,000 Toda Corp. ............................................          56,413
   7,000 Toei Co. Ltd. .........................................          24,468
     800 Toho Co. Ltd. .........................................          98,828
  20,500 Tohoku Electric Power Co. Ltd. ........................         286,628
  88,000 Tokai Bank Ltd. (c)....................................         384,126
  61,000 Tokio Marine & Fire Insurance Co. Ltd. ................         639,669
   3,000 Tokyo Broadcasting Systems Inc. .......................          75,834
   7,000 Tokyo Dome Corp. ......................................          24,528
  53,000 Tokyo Electric Power Co. ..............................       1,258,408
   6,900 Tokyo Electron Ltd. ...................................         462,961

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                              Value

--------------------------------------------------------------------------------
 Japan -- 19.2% (continued)
 114,000 Tokyo Gas Co. Ltd. (c)................................   $      308,095
   4,000 Tokyo Style Co. Ltd. .................................           36,182
  45,000 Tokyu Corp. (c).......................................          209,855
  28,000 Toppan Printing Co. Ltd. .............................          220,811
  57,000 Toray Industries Inc. ................................          208,474
 362,000 Toshiba Corp. ........................................        2,021,484
  24,000 Tosoh Corp. ..........................................           63,021
  10,000 Tostem Corp. .........................................          115,947
  15,000 Toto Ltd. ............................................          103,585
   9,000 Toyo Seikan Kaisha Ltd. ..............................          164,201
  29,000 Toyobo Co. Ltd. ......................................           66,508
 146,700 Toyota Motor Corp. ...................................        5,102,826
   1,100 Trans Cosmos Inc. ....................................           49,235
   9,000 Tsubakimoto Chain Co. ................................           24,553
  34,000 UBE Industries Ltd. ..................................           80,003
   2,900 Uni-Charm Corp. ......................................          123,620
   8,000 UNY Co. Ltd. .........................................           80,481
   6,000 Wacoal Corp. .........................................           49,260
   2,100 World Co. Ltd. (c)....................................           73,405
   7,000 Yakult Honsha Co. Ltd. ...............................           76,389
   9,000 Yamaha Corp. .........................................          105,733
 106,000 Yamaichi Securities Co. Ltd.*.........................                0
 238,000 Yamanouchi Pharmaceutical Co. Ltd. ...................        8,907,626
  18,000 Yamato Transport Co. Ltd. (c).........................          347,585
   9,000 Yamazaki Baking Co. Ltd. .............................           57,164
  10,000 Yokogawa Electric Corp. ..............................           93,781
                                                                  --------------
                                                                     207,726,539
                                                                  --------------

 Malaysia -- 0.0%
     433 Aokam Perdana Berhad*.................................              136
     200 Commerce Asset Holdings Berhad........................              397
     400 Hong Leong Industries Berhad..........................              611
   8,000 Kelanamas Industries Berhad*..........................            1,516
     500 Magnum Corp. Berhad...................................              199
     200 Malayan United Industries Berhad*.....................               20
     500 Malayawata Steel Berhad...............................              109
     750 Mulpha International Berhad...........................               65
     320 Oriental Holdings Berhad..............................              307
  49,000 Promet Berhad*........................................            3,739
     532 Public Bank Berhad....................................              529
   3,675 Silverstone Berhad*...................................                0
     200 Sungei Way Holdings Berhad*...........................               36
     600 YTL Corp. Berhad......................................              742
                                                                  --------------
                                                                           8,406
                                                                  --------------

 Mexico -- 0.3%
  81,330 Telefonos de Mexico S.A. ADR, Class L Series (c)......        2,623,706
   3,340 Telefonos de Mexico S.A. ADR..........................          107,748
                                                                  --------------
                                                                       2,731,454
                                                                  --------------

 Netherlands -- 9.4%
 207,101 ABN AMRO Holding NV...................................        4,551,754
  55,220 Aegon NV..............................................        1,940,315
  53,623 Akzo Nobel NV.........................................        2,598,726

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                              Value

--------------------------------------------------------------------------------
 Netherlands -- 9.4% (continued)
  83,030 ASM Lithography Holding NV*...........................   $    1,810,361
   4,193 Buhrmann NV...........................................          126,473
 109,864 Elsevier NV...........................................        1,547,793
  45,500 Fortis Nl NV..........................................        1,315,505
  15,734 Getronics NV..........................................           88,984
   4,519 Hagemeyer NV..........................................          105,596
  80,623 Heineken NV...........................................        4,452,159
   1,454 IHC Caland NV.........................................           77,017
 185,747 ING Groep NV..........................................       12,819,503
   1,914 KLM Royal Dutch Air Lines NV*.........................           45,769
 396,722 Koninklijke Ahold NV (c)..............................       12,782,735
 867,977 Koninklijke KPV NV....................................       10,655,850
  52,498 Koninklijke Philips Electronic NV.....................        1,726,873
   4,361 Oce NV................................................           70,984
   5,544 Qiagen NV*............................................          154,477
 201,055 Royal Dutch Petroleum Co. ............................       11,918,013
  19,529 TNT Post Group NV.....................................          459,926
 253,748 Unilever NV...........................................       14,315,827
   5,242 Vedior NV.............................................           66,523
   4,270 Vendex KBB NV.........................................           60,432
 286,484 VNU NV................................................       12,145,069
   2,519 VOPAK.................................................           58,375
 258,302 Wolters Kluwer NV.....................................        6,197,272
                                                                  --------------
                                                                     102,092,311
                                                                  --------------

 New Zealand -- 0.1%
  24,553 Auckland International Airport Ltd. ..................           37,042
 189,665 Brierley Investments Ltd.*............................           28,452
 106,113 Carter Holt Harvey Ltd. ..............................           79,590
  38,829 Contact Energy Ltd. ..................................           47,264
   7,800 Fisher & Paykel Industries Ltd. (c)...................           28,750
  25,233 Fletcher Challenge Building...........................           21,738
  22,445 Fletcher Challenge Energy.............................           87,060
  50,706 Fletcher Challenge Forests*...........................            6,954
 112,971 Telecom Corp. of New Zealand Ltd. ....................          249,360
  18,679 The Warehouse Group Ltd. .............................           43,231
                                                                  --------------
                                                                         629,441
                                                                  --------------

 Norway -- 0.2%
   1,800 Bergesen d.y. ASA, Class A Shares (c).................           34,007
   2,100 Bergesen d.y. ASA, Class B Shares.....................           36,859
  33,700 Den Norske Bank ASA (c)...............................          171,043
   1,800 Elkem ASA (c).........................................           32,398
   4,158 Frontline Ltd.*.......................................           66,007
   6,200 Hafslund Nycomed, Series A............................           31,191
   2,700 Hafslund Nycomed, Series B............................            8,240
   3,895 Kvaerner ASA*.........................................           30,045
   7,500 Merkantildata ASA.....................................           32,532
   6,400 Nera ASA..............................................           27,761
   9,680 Norsk Hydro ASA.......................................          411,224
   1,300 Norske Skogindustrier ASA, Class A Shares (c).........           49,849
     400 Norske Skogindustrier ASA, Class B Shares (c).........           12,342
     624 Opticom ASA*(c).......................................           40,251
   7,942 Orkla ASA.............................................          159,373

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                             Value

-------------------------------------------------------------------------------
 Norway -- 0.2% (continued)
   3,700 Petroleum Geo-Services ASA*..........................   $       32,677
   3,800 Sas Norge ASA, Class B Shares (c)....................           39,721
   4,700 Schibsted ASA........................................           62,264
   5,400 Smedvig ASA, Class A Shares..........................           60,973
   2,882 Tandberg ASA*........................................           26,581
  20,984 Telenor ASA..........................................           95,712
   7,240 Tomra Systems ASA....................................          133,145
  10,000 Uni Storebrand, Class A Shares.......................           68,195
                                                                 --------------
                                                                      1,662,390
                                                                 --------------

 Portugal -- 0.2%
  82,760 Banco Comercial Portuguese S.A. Registered Shares....          422,389
  12,155 Banco Espirito Santo S.A. Registered Shares..........          197,622
  36,723 BPI-SGPS S.A. Registered Shares......................          119,546
  18,233 Brisa Auto Estradas de Portugal S.A. ................          174,377
   5,444 Cimpor-Cimentos de Portugal S.A. ....................          146,935
   6,500 Corticeira Amorim S.A. ..............................            6,515
 124,262 Electricidade de Portugal S.A. ......................          369,096
   1,631 Impresa SGPS S.A.*...................................            9,359
   5,826 Jeronimo Martins S.A. ...............................           56,255
   5,287 Portucel Industrial-Empresa Produtore de Celulose
          S.A. ...............................................            6,953
  52,344 Portugal Telecom S.A. Registered Shares..............          504,460
  99,598 Sonae SGPS S.A. .....................................          122,731
                                                                 --------------
                                                                      2,136,238
                                                                 --------------

 Singapore -- 1.0%
  88,000 Capitaland Ltd.*.....................................          134,189
  51,000 Chartered Semiconductor Manufacturing Ltd.*(c).......          144,427
  35,000 City Developments Ltd................................          152,488
  63,000 Comfort Group Ltd. ..................................           20,586
   4,000 Creative Technology Ltd..............................           46,778
  13,000 Cycle & Carriage Ltd.................................           26,680
 695,292 DBS Group Holdings Ltd. (c)..........................        7,852,127
  27,000 First Capital Corp. Ltd..............................           19,038
  13,200 Fraser & Neave Ltd...................................           55,618
   2,400 Genting International PLC*...........................              336
  12,000 Haw Par Corp. Ltd. ..................................           26,829
  22,000 Hotel Properties Ltd. ...............................           19,170
  33,250 Keppel Corp. Ltd. ...................................           65,951
  52,023 Neptune Orient Line Ltd.*............................           37,577
  23,000 Omni Industries......................................           37,182
  56,151 Oversea-Chinese Banking Corp. Ltd. ..................          421,679
   8,000 Overseas Union Enterprise Ltd. ......................           33,937
  16,000 Parkway Holdings Ltd. ...............................           27,425
  70,241 Sembcorp Industries Ltd. ............................           74,896
  54,000 Singapore Airlines Ltd. .............................          458,152
  15,749 Singapore Press Holdings Ltd. .......................          198,621
 270,000 Singapore Telecommunications Ltd. ...................          427,196
 125,000 ST Engineering Ltd. .................................          194,909
  12,000 Star Cruises Public Co. Ltd. ........................            7,800
  15,400 Straits Trading Co. Ltd. ............................           16,156
  69,000 United Industrial Corp. Ltd. ........................           36,391
  46,416 United Overseas Bank Ltd. ...........................          367,198
  29,000 United Overseas Land Ltd. (c)........................           29,259

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                              Value

--------------------------------------------------------------------------------
 Singapore -- 1.0% (continued)
   9,000 Van Der Horst Ltd.*...................................   $        2,296
  10,000 Venture Manufacturing Ltd. ...........................           77,391
                                                                  --------------
                                                                      11,012,282
                                                                  --------------

 South Korea -- 0.4%
 151,109 Korea Telecom Corp. ADR (c)...........................        4,533,270
                                                                  --------------

 Spain -- 1.9%
   2,327 Acerinox S.A. (c).....................................           75,967
  11,074 ACESA.................................................          104,890
   2,786 Actividades de Construccion y Servicios, S.A. ........           74,939
  12,100 Altadis...............................................          172,471
 117,785 Banco Bilbao Vizcaya S.A. ............................        1,752,542
 166,421 Banco Santander S.A. (c)..............................        1,700,282
   2,409 Corporacion Mapfre....................................           55,383
   1,456 Cortefiel S.A. .......................................           25,909
   4,018 Ebro Puleva S.A. .....................................           47,665
  39,021 Endesa S.A. ..........................................          667,795
   4,426 Fomento de Construcciones y Contratas S.A. ...........           93,613
  16,503 GAS Natural SDG S.A. .................................          276,054
   6,857 Grupo Dragados S.A. ..................................           89,541
   1,650 Grupo Empresarial Ence S.A., Bonus Rights*............            5,159
   1,650 Grupo Empresarial Ence SA.............................           25,188
  33,227 Iberdrola S.A. .......................................          501,111
   6,400 Inmobiliaria Urbis S.A. ..............................           27,662
   2,191 Metrovacesa S.A. .....................................           38,275
     803 Portland Valderrivas S.A. ............................           17,353
   2,211 Prosegur CIA de Seguridad S.A. .......................           26,025
  44,996 Repsol S.A. ..........................................          765,498
   5,657 Sociedad General de Aguas de Barcelona S.A.*..........           80,723
   6,810 Sol Melia S.A. .......................................           68,887
 816,107 Telefonica S.A. ......................................       13,921,618
  17,426 Telefonica S.A., Bonus Rights*........................            6,570
  11,550 TelePizza S.A.*(c)....................................           29,740
  11,229 Union Electrica Fenosa S.A. ..........................          219,431
   4,100 Uralita S.A. .........................................           25,337
   4,757 Vallehermoso S.A. ....................................           37,402
   5,528 Zardoya-Otis S.A. ....................................           53,069
   9,160 Zardoya-Otis S.A., Bonus Rights*......................            7,581
   6,967 Zeltia S.A. (c).......................................           92,579
   6,964 Zeltia S.A., Bonus Rights*............................           22,414
                                                                  --------------
                                                                      21,108,673
                                                                  --------------

 Sweden -- 1.6%
  14,600 Assa Abloy AB.........................................          243,407
   4,153 Assidoman AB..........................................           79,370
   5,871 Atlas Copco AB, Class A Shares (c)....................          140,851
   3,085 Atlas Copco AB, Class B Shares (c)....................           70,092
   3,870 Diligentia AB*........................................           35,407
   4,800 Drott AB (c)..........................................           63,434
  15,300 Electrolux AB, Series B...............................          251,967
  11,730 Gambro AB, Class A Shares.............................           81,086
   4,000 Gambro AB, Class B Shares.............................           27,651
  33,350 Hennes & Mauritz AB, Class B Shares (c)...............          644,150

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Shares                         Security                             Value

-------------------------------------------------------------------------------
 Sweden -- 1.6% (continued)
   3,188 Modern Times Group AB*...............................   $       93,984
 121,608 Nordea AB............................................          890,086
   4,100 OM Gruppen AB........................................           93,987
  11,000 Sandvik AB...........................................          258,870
   1,550 Sapa AB..............................................           25,290
  15,600 Securitas AB, Class B Shares.........................          299,726
  43,400 Skandia Forsakrings AB...............................          496,340
 218,224 Skandinavia Enskilda Banken, Class A Shares (c)......        2,406,964
   4,900 Skanska AB, Class B Shares...........................          203,731
   2,100 SKF AB, Series A (c).................................           32,342
   3,000 SKF AB, Series B (c).................................           51,845
   9,516 Svenska Cellulosa AB, Class B Shares (c).............          219,109
  27,500 Svenska Handelsbanken, Class A Shares (c)............          461,269
   2,800 Svenska Handelsbanken, Class B Shares (c)............           45,827
   5,200 Svenskt Stal AB, Class A Shares......................           49,954
   1,900 Svenskt Stal AB, Class B Shares......................           17,383
  18,787 Swedish Match AB.....................................           79,258
   6,250 Tele2 AB.............................................          224,916
 157,100 Telefonaktiebolaget LM Ericsson AB ADR*(c)...........        1,300,984
 888,329 Telefonaktiebolaget LM Ericsson AB, Class B Shares
          (c).................................................        7,495,304
  60,300 Telia AB.............................................          352,470
   4,500 Trelleborg AB, Class B Shares........................           34,538
   6,100 Volvo AB, Class A Shares (c).........................          114,720
  12,300 Volvo AB, Class B Shares (c).........................          231,946
  15,900 Wm-Data AB, Class B Shares...........................           68,210
                                                                 --------------
                                                                     17,186,468
                                                                 --------------

 Switzerland -- 4.9%
  12,330 ABB Ltd.*............................................        1,041,639
     725 Adecco S.A.*.........................................          454,504
     923 Ascom Holding AG Registered Shares*..................           66,129
     405 Charles Voegele Holding AG*..........................           47,756
  12,285 Credit Suisse Group*.................................        2,284,780
     140 Fischer AG*..........................................           40,916
      60 Forbo Holding AG Registered Shares*..................           26,294
     175 Gebrueder Sulzer AG*.................................          120,365
     354 Givaudan Registered Shares*..........................           97,224
     226 Holdbrbx AG*.........................................          255,429
     426 Holderbank Financiere Glarus AG, Bearer Shares*......          142,178
      20 Jelnoli Holding AG Bearer Shares*....................           29,793
      90 Jelnoli Holding AG Registered Shares*................           26,975
     205 Kudelski S.A., Bearer Shares*........................          193,140
     145 Kuoni Reisen Holding AG Registered Shares, Category
          B*..................................................           67,094
     192 Logitech International*..............................           54,451
     277 Lonza AG Registered Shares*..........................          172,991
   4,577 Nestle AG Registered Shares*.........................       10,015,347
   8,591 Novartis AG Registered Shares*.......................       14,515,810
     114 Publigroupe S.A.*....................................           49,006
     561 Roche Holding AG Bearer Shares*......................        4,823,213
      66 Roche Holding AG Genuss*.............................          669,891
     540 SAirGroup Registered Shares..........................           68,995
      30 Schindler Holdings AG Participating Certificates*....           44,779
      30 Schindler Holdings AG Registered Shares*.............           46,570

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                         Security                            Value

-------------------------------------------------------------------------------
 Switzerland -- 4.9% (continued)
     1,442 Schn Rucker AG*....................................   $    3,021,063
     4,644 Serono S.A.*.......................................        3,804,148
        75 SGS Societe General De Surveillance Holdings S.A.,
            Class B Shares*...................................           89,558
       595 Smh Neuchatel S.A., Registered Shares*.............          137,480
     3,020 Swisscom AG Registered Shares*.....................          703,206
     4,937 Syngenta AG*.......................................          286,196
       145 The Swatch Group AG, Class B Shares*...............          161,025
    51,550 UBS AG Registered Shares*..........................        8,186,888
       607 Unaxis Holding AG Registered Shares*...............          122,676
       165 Valora Holding AG*.................................           32,509
     3,442 Zurich Allied AG*..................................        1,643,972
                                                                 --------------
                                                                     53,543,990
                                                                 --------------

 Taiwan -- 0.0%
    29,586 Gigamedia Ltd.*....................................           74,890
                                                                 --------------

 United Kingdom -- 20.1%
    23,617 3I Group PLC.......................................          454,737
    54,211 Abbey National PLC.................................          912,457
    20,059 Airtours PLC.......................................           83,321
     7,766 Amec PLC...........................................           45,755
    27,977 Amvescap PLC.......................................          555,634
   221,079 Arm Holdings PLC*..................................          985,280
   226,867 Astrazeneca PLC (a)................................       10,320,168
    10,382 AWG PLC............................................           86,252
 1,544,136 AWG PLC, Red Shares*...............................            2,004
    39,858 BAA PLC............................................          376,252
 2,241,274 BAE Systems PLC....................................        9,568,426
    13,929 Balfour Beatty PLC.................................           29,934
    63,156 Barclays PLC/United Kingdom........................        1,911,969
     6,900 Viglen Technology Letters of Entitlements
            Litigation Notes..................................                0
     8,900 Barratt Developments PLC...........................           44,157
    33,415 Bass PLC...........................................          346,759
    19,059 BBA Group PLC......................................           94,561
     5,461 Berkeley Group PLC.................................           66,673
   133,574 BG Group PLC.......................................          510,531
    24,081 Blue Circle Industries PLC.........................          169,837
   262,554 BOC Group PLC......................................        3,866,323
    34,273 Boots Co. PLC......................................          307,465
 1,561,037 BP Amoco PLC (a)...................................       12,889,689
   392,635 British Airways PLC................................        2,272,259
    82,994 British American Tobacco PLC.......................          666,439
    19,746 British Land Co. PLC...............................          144,605
    70,414 British Sky Broadcasting PLC*......................          972,923
   374,775 British Telecommunications PLC.....................        3,086,459
     4,388 BTG PLC............................................           77,528
    18,718 Bunzl PLC..........................................          122,701
   763,324 Cable & Wireless PLC (b)...........................        8,251,526
    77,470 Cadbury Schweppes PLC..............................          503,364
    23,514 Canary Wharf Group PLC*............................          175,166
    24,810 Capita Group PLC...................................          172,118
    23,539 Carlton Communications PLC.........................          175,353
     9,600 Celltech Group PLC*................................          185,121
   152,930 Centrica PLC.......................................          516,685

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                          Security                            Value

--------------------------------------------------------------------------------
 United Kingdom -- 20.1% (continued)
    85,688 CGNU PLC.............................................  $    1,237,109
    32,709 Chubb PLC............................................          70,291
    22,964 CMG PLC..............................................         248,075
   291,712 Colt Telecom Group PLC*..............................       5,271,802
   289,821 Compass Group PLC*...................................       2,303,218
   127,443 Corus Group PLC......................................         132,803
     7,656 De La Rue PLC........................................          46,929
 1,289,539 Diageo PLC...........................................      13,065,756
    72,973 Dixons Group PLC.....................................         270,751
     6,000 Eidos PLC*...........................................          19,752
    16,750 Electrocomponents PLC................................         164,036
   438,780 EMI Group PLC........................................       3,075,649
    11,326 Exel PLC.............................................         155,186
    23,446 FKI PLC..............................................          71,183
    27,514 GKN PLC..............................................         318,061
       661 Glaxo Wellcome PLC...................................          17,618
   766,882 GlaxoSmithKline PLC*.................................      21,114,866
   744,377 Granada PLC..........................................       2,072,067
     8,758 Great Portland Estates PLC...........................          35,368
    38,334 Great Universal Stores PLC...........................         302,983
    85,629 Halifax Group PLC....................................         862,663
    10,719 Hammerson PLC........................................          77,995
    29,485 Hanson PLC...........................................         191,899
    65,931 Hays PLC.............................................         337,101
    57,332 Hilton Group PLC.....................................         184,191
 1,033,343 HSBC Holdings PLC....................................      13,741,343
    15,088 IMI PLC..............................................          58,266
    27,742 Imperial Chemical Industries PLC.....................         208,063
    42,579 International Power PLC*.............................         145,852
   133,338 Invensys PLC.........................................         299,047
     9,055 Johnson Matthey PLC..................................         138,566
    32,709 Kidde PLC*...........................................          36,561
    53,192 Kingfisher PLC.......................................         379,373
    19,955 Land Securities PLC..................................         253,129
   134,457 Lattice Group PLC....................................         249,196
   196,079 Legal & General Group PLC............................         489,957
   209,840 Lloyds TSB Group PLC.................................       1,980,850
    16,844 Logica PLC...........................................         335,986
     6,000 London Bridge Software Holdings PLC..................          28,557
   105,959 Marconi PLC..........................................         712,924
   109,247 Marks & Spencer PLC..................................         382,492
    22,898 Misys PLC............................................         198,319
    56,578 National Grid Group PLC (c)..........................         478,599
    20,035 Novar PLC............................................          56,492
    24,220 Nycomed Amersham PLC.................................         187,412
    27,741 P&O Princess Cruises PLC.............................         145,339
     9,419 Pace Micro Technology PLC............................          70,981
    30,390 Pearson PLC..........................................         665,359
    27,741 Peninsular & Orient Steam Navigation Co..............         118,832
    50,170 Pilkington PLC.......................................          87,736
    10,137 Provident Financial PLC..............................         117,185
    75,473 Prudential Corp. PLC.................................       1,029,761
    13,689 Psion PLC............................................          30,504

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

  Shares                         Security                             Value

--------------------------------------------------------------------------------
 United Kingdom -- 20.1% (continued)
   431,382 Railtrack Group PLC.................................   $    5,714,720
    24,509 Rank Group PLC......................................           64,866
 2,409,748 Reed International PLC..............................       23,981,396
    79,673 Rentokil Initial PLC................................          236,144
   367,685 Reuters Group PLC...................................        5,658,406
    17,073 Rexam PLC...........................................           64,825
   280,228 Rio Tinto PLC.......................................        5,165,307
    10,069 RMC Group PLC.......................................          112,041
   102,038 Royal Bank of Scotland Group PLC....................        2,239,909
    48,324 Sage Group PLC......................................          203,342
    73,422 Sainsbury PLC.......................................          407,435
    11,396 Schroders PLC.......................................          191,648
    70,424 Scottish Power PLC..................................          485,769
    23,391 Sema PLC............................................          184,793
   768,672 Shell Transport & Trading Co. PLC...................        6,363,656
    15,764 Slough Estates PLC..................................           94,583
    35,008 Smith & Nephew PLC..................................          164,349
    21,110 Smiths Group PLC....................................          213,581
 1,357,371 Somerfield PLC......................................        1,913,679
     7,602 SSL International PLC...............................           55,918
    58,367 Stagecoach Holdings PLC.............................           61,664
    19,669 Tate & Lyle PLC.....................................           71,134
    14,566 Taylor Woodrow PLC (c)..............................           43,277
   262,246 Tesco PLC...........................................          992,869
   110,955 Unilever PLC........................................          828,955
    21,067 United Utilities PLC................................          176,688
        67 Viglen Floating Rate Guaranteed Loan Notes 2001*....                0
   145,500 Vodafone Group PLC..................................          394,000
 9,683,568 Vodafone Group PLC..................................       26,222,198
    15,080 Wimpey PLC..........................................           42,412
    21,905 Wolseley PLC........................................          149,279
    42,094 WPP Group PLC.......................................          496,320
                                                                  --------------
                                                                     218,219,627
                                                                  --------------

 United States -- 1.4%
   122,070 Canadian National Railway*..........................        4,591,052
    12,900 Celestica Inc.*.....................................          632,100
    16,100 Chartered Semiconductor*............................          470,925
    33,500 Gucci Group NV......................................        2,943,645
         1 Infocus Corp.*......................................               11
   102,839 Pohang Iron & Steel ADR.............................        2,303,594
   202,997 Sk Telecom Co. Ltd. ADR.............................        3,956,412
    22,600 Taiwan Semiconductor ADR*...........................          425,558
     3,489 Tietoenator Corp....................................           91,442
                                                                  --------------
                                                                      15,414,739
                                                                  --------------
           TOTAL COMMON STOCK
           (Cost -- $1,136,536,740)............................    1,070,568,966
                                                                  --------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments
--------------------------------------------------------------------------------

 Face Amount                       Security                           Value

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.4%
 $15,400,000 CIBC Wood Gundy Securities Inc., 5.300% due 3/1/01;
              Proceeds at maturity -- $15,402,267; (Fully
              collateralized by U.S. Treasury Notes, 7.500%
              due 11/15/01; Market value -- $15,709,188) (Cost --
              $15,400,000).....................................   $   15,400,000
                                                                  --------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $1,151,936,740**)........................   $1,085,968,966
                                                                  ==============

------
 *  Non-income producing security.
(a) Securities in the amount of $99,690,376 are segregated as collateral for open forward foreign currency contracts.
(b) Securities in the amount of $75,102,621 are segregated as collateral for futures contract commitments.
(c) All or a portion of this security is on loan. (See Note 11).
**  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 STOCK -- 95.8%
 Argentina -- 0.1%
       5,240 BBVA Banco Frances S.A. ..........................   $      50,466
      23,764 Grupo Financiero Galicia Class B Shares*..........          37,076
       8,778 IRSA Inversiones y Representaciones S.A. Class B
              Shares*..........................................          15,012
      47,458 Perez Companc S.A. Class B Shares.................          68,821
      22,075 Siderca SAIC......................................          42,388
      21,071 Telecom Argentina.................................          68,277
      24,002 Transportadora De Gas del Sur S.A. Class B
              Shares...........................................          34,566
                                                                  -------------
                                                                        316,606
                                                                  -------------

 Bermuda -- 0.0%
       1,740 Marvell Technology Group Ltd. ....................          34,583
                                                                  -------------

 Brazil -- 13.8%
      25,200 Aracruz Celulose S.A. ADR.........................         351,540
      67,261 Aracruz Celulose S.A. Preferred Class B Shares....          90,186
 176,830,501 Banco Bradesco S.A. Preferred Shares..............         999,458
   1,463,600 Banco do Estado de Sao Paulo S.A. Preferred
              Shares...........................................          66,573
  22,138,597 Banco Itau S.A. Preferred Shares..................       1,852,557
       1,000 Banco Santiago ADR (a)............................          22,000
  37,038,120 Brasil Telecom Participacoes S.A. ADR.............         382,434
       6,800 Brasil Telecom Participacoes S.A. Preferred
              Shares...........................................         355,300
     150,000 Celular CRT Participacoes S.A*....................          59,677
      85,500 Centrais Eletricas Brasileiras S.A. ADR...........         794,970
   3,743,100 Centrais Eletricas Brasileiras S.A. Preferred
              Shares...........................................          66,857
   7,671,800 Companhia Brasileira de Distribuicao Grupo Pao de
              Acucar S.A. .....................................         255,251
      49,200 Companhia Brasileira de Distribuicao Grupo Pao de
              Acucar S.A. ADR..................................       1,653,120
   8,490,600 Companhia de Bebidas das Americas S.A. ...........       2,078,478
      52,300 Companhia de Bebidas das Americas S.A. ADR........       1,286,580
  14,775,400 Companhia Energetica de Minas Gerais Preferred
              Shares...........................................         224,071
  11,308,600 Companhia Paranaense de Enargia--Copel Preferred
              Class B Shares*..................................         103,485
      28,900 Companhia Paranaense de Enargia--Copel Preferred
              Class B Shares ADR*..............................         271,660
  45,399,500 Companhia Siderurgica Nacional S.A. Preferred
              Shares...........................................       1,555,158
     110,545 Companhia Vale do Rio Doce Preferred Shares ADR...       2,841,801
     232,967 Copene Petroquimica do Nordeste S.A. Preferred
              Class A Shares...................................          72,062
   3,640,600 Duratex S.A.Preferred Shares......................         106,002
  48,312,100 Eletricas Brasilieiras S.A. ......................         898,390
  49,518,100 Embratel Participacoes S.A. ADR...................         474,947
   5,853,400 Embratel Participacoes S.A. Preferred Shares......       1,695,366
      56,200 Empresa Brasileiras S.A. .........................         428,754
       4,350 Embraer Brasileira de Aeronautica S.A. ...........         165,300
   4,012,104 Gerdau Metalurgica S.A. Preferred Shares..........          67,736
  23,792,000 Gerdau S.A. Preferred Shares......................         249,155
     102,100 Globo Cabo S.A. Preferred Shares..................          88,435
     837,600 Investimentos Itau S.A. Preferred Shares..........         754,188
     133,783 Petroleo Brasileiro S.A. ADR......................       3,759,325
     161,884 Petroleo Brasileiro S.A. Preferred Shares.........       4,357,050
      21,667 Souza Cruz S.A. ..................................         127,235
 129,384,800 Tele Celular Sul Participacoes S.A. ADR...........         265,924
  46,685,800 Tele Centro Oeste Celular Participacoes S.A. .....         793,253
  68,159,187 Tele Centro Sul Participacoes S.A. ...............         577,027
  68,596,487 Tele Norte Leste Participacoes S.A. ..............       1,251,235
  56,369,077 Tele Norte Leste Participacoes S.A. Preferred
              Shares...........................................       2,487,615
       1,000 Tele Sudeste Celular Participacoes S.A. ..........               5

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 Brazil -- 13.8% (continued)
         576 Telecommunicacoes de Sao Paulo S.A. Preferred
              Shares...........................................   $           8
      10,900 Telemig Celular Participacoes S.A. ADR*...........         632,200
  63,200,000 Telemig Celular Participacoes S.A. Preferred
              Shares...........................................         184,018
      10,170 Telesp Celular Participacoes S.A. ADR (a).........         244,080
  63,748,786 Telesp Celular Participacoes S.A. Preferred
              Shares...........................................         583,363
   8,461,988 Uniao de Bancos Brasileiros S.A. .................         211,187
      15,400 Unibanco GDR......................................         368,830
      39,844 Usinas Siderurgicas de Minas Gerais S.A. Preferred
              Shares...........................................         203,753
   3,330,700 Votorantim Celulose Papel S.A. Preferred Shares...          92,073
                                                                  -------------
                                                                     36,449,672
                                                                  -------------

 Chile -- 1.3%
       2,932 Banco de A. Edwards ADR...........................          44,713
      11,000 Banca Santander Chile ADR.........................         168,300
       3,050 Cervecerias Unidas S.A. ADR.......................          77,013
      54,200 Compania Telecomunicaciones de Chile S.A.*........         786,442
       1,900 Cristalerias de Chile S.A. ADR....................          35,511
      32,850 Distribucion y Servicio D&S S.A. ADR..............         512,460
      32,200 Embotelladora Andina S.A. ADR.....................         442,750
      52,418 Empresa Nacional S.A. ADR*........................         575,025
      18,022 Enersis S.A. ADR*.................................         321,693
       2,100 Maderas y Sinteticos S.A. ........................          31,185
       1,400 Sociedad Quimica & Minera de Chile S.A. ADR.......          32,060
       8,800 Vina Concha y Toro ADR............................         373,120
                                                                  -------------
                                                                      3,400,272
                                                                  -------------

 China -- 4.5%
   1,725,500 China Mobile Ltd.*(a).............................       9,446,128
   1,032,000 China Petroleum & Chemical Corp. Ltd.*............         165,387
   1,284,000 China Shipping Development Co. Ltd. ..............         200,833
     122,000 China Southern Airlines Co. Ltd.*.................          37,539
      32,300 China Unicom Ltd.*................................          49,693
     108,500 CNOOC Ltd.*.......................................          97,373
     186,000 Cosco Pacific Ltd. ...............................         131,156
      13,500 Huaneng Power International, Inc. ................         271,620
   1,803,000 Legend Holdings Ltd. .............................       1,479,404
                                                                  -------------
                                                                     11,879,133
                                                                  -------------

 Czech Republic -- 0.3%
      17,652 Ceska Sporitelna A.S.*............................         112,292
      67,391 Ceske Energeticke Zavody A.S.*....................         183,584
      20,664 Cesky Telecom A.S.*...............................         230,946
       3,563 Komercni Bank A.S.*...............................          95,465
         336 Philip Morris CR A.S. ............................          55,049
      31,011 Unipetrol A.S. ...................................          53,835
                                                                  -------------
                                                                        731,171
                                                                  -------------

 Egypt -- 0.4%
       4,600 Al Ahram Beverages Co. S.A.E.*....................          57,500
      16,050 Commercial International Bank.....................         145,928
       8,400 Eastern Co. for Tobacco & Cigarettes..............         115,469
      21,340 Egyptian Co. for Mobile Services*.................         362,491
           2 Madinet NSAR......................................              12
       4,400 Misr International Bank...........................          41,954

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 Egypt -- 0.4% (continued)
      13,875 Orascom Construction Industries*..................   $     121,006
       5,800 Orascom Telecommunications*.......................          51,375
      17,370 Suez Cement Co. ADR*..............................         155,896
                                                                  -------------
                                                                      1,051,631
                                                                  -------------

 Greece -- 2.0%
      25,710 Alpha A.E. .......................................         714,961
       9,485 Bank Of Piraeus S.A. .............................         128,045
      35,690 Coca-Cola Hellenic Bottling S.A. .................         607,179
       9,060 Commercial Bank Of Greece S.A. ...................         413,746
      48,600 Cosmote S.A.*.....................................         395,082
      11,760 EFG Eurobank Ergasias S.A. .......................         216,722
      14,160 Hellenic Petroleum S.A. ..........................         121,882
      80,870 Hellenic Telecommunications Organization S.A. ....       1,128,906
      16,628 Intracom S.A. ....................................         307,657
      16,540 Michaniki S.A. ...................................          51,106
      32,698 National Bank Of Greece S.A. .....................       1,135,408
       5,200 Panafon Hellenic Telecom S.A. ....................          31,370
       1,840 Titan Cement Co. .................................          65,381
                                                                  -------------
                                                                      5,317,445
                                                                  -------------

 Hong Kong -- 2.0%
     382,700 Beijing Datang Power Generation Co. Ltd. Class H
              Shares...........................................         121,435
   1,516,000 Brilliance China Automotive Holdings Ltd. ........         427,595
      90,000 China Merchants Holdings International Co.
              Ltd.(a)..........................................          73,270
   1,460,000 China Overseas Land Ltd. .........................         211,516
     446,000 Citic Pacific Ltd. ...............................       1,601,046
   1,632,000 Huaneng Power International, Inc. ................         831,703
   7,009,500 PetroChina Co. Ltd. ..............................       1,303,065
     408,000 Shanghai Industrial Holdings Ltd. ................         105,796
     454,000 Sinopec Yizheng Chemical Fibre Co. Ltd. Class H
              Shares...........................................         105,353
   1,700,000 TCL International Holdings Ltd.*..................         340,004
     656,000 Yanzhou Coal Mining Co. Ltd. .....................         224,977
                                                                  -------------
                                                                      5,345,760
                                                                  -------------

 Hungary -- 1.2%
         756 EGIS RT...........................................          25,481
       9,506 Gedeon Richter RT. GDR............................         542,793
     132,407 Magyar Tavkozlesi RT. ADR.........................       1,457,478
      16,855 MOL Magyar Olaj-es Gazipari RT. GDR...............         278,950
      17,853 MOL Magyar Olaj-es Gazipari RT. ..................         293,623
       4,152 OTP Bank RT. .....................................         203,927
       8,460 OTP Bank RT. GDR..................................         419,193
                                                                  -------------
                                                                      3,221,445
                                                                  -------------

 India -- 3.4%
      12,200 DR. Reddy's Laboratories Ltd. GDR.................         347,700
      11,600 Hindalco Industries Ltd. .........................         210,540
      14,100 Infosys Technologies Ltd. ADR.....................       1,297,200
      80,420 ITC Ltd. GDR......................................       1,313,696
      69,600 Larsen & Toubro Ltd. GDR..........................         850,860
      92,700 Mahanagar Telephone Nigam Ltd. GDR................         616,455
      70,000 Mahindra & Mahindra Ltd. GDR......................         241,500
      36,300 Ranbaxy Laboratories Ltd. GDR.....................         608,025

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 India -- 3.4% (continued)
      41,700 Reliance Industries Ltd. GDR.......................   $     745,388
      97,200 SSI Ltd. GDR.......................................         252,720
      63,120 State Bank Of India+...............................         279,000
      24,000 State Bank Of India GDR............................         733,770
      35,468 Videsh Sanchar Nigam Ltd. GDR*.....................         459,304
      16,100 Wipro Ltd.*........................................         862,799
                                                                   -------------
                                                                       8,818,957
                                                                   -------------

 Indonesia -- 0.7%
   2,205,000 PT Bank Pan Indonesia Tbk..........................          32,451
     320,000 PT Gudang Garam Tbk................................         453,083
     165,000 PT Hanjaya Mandala Sampoerna Tbk...................         238,645
   1,612,000 PT Indofood Sukses Makmur Tbk*.....................         151,342
   1,423,000 PT Ramayana Lestari Tbk............................         400,794
   2,010,000 PT Telekomunikasi Indonesia........................         596,727
                                                                   -------------
                                                                       1,873,042
                                                                   -------------

 Israel -- 4.9%
         552 Amdocs Ltd. ADR*...................................          35,886
     408,106 Bank Hapoalim Ltd. ................................       1,090,466
     446,432 Bank Leumi Le-Israel...............................         994,242
     831,371 Bezeq Israeli Telecommunication Corp. Ltd.*........       1,321,947
      70,414 Check Point Software Technologies Ltd.*............       4,515,266
      12,434 Clal Industries Ltd.*..............................          87,186
      15,815 ECI Telecom Ltd. ..................................         152,219
       9,115 Fundtech Ltd.*.....................................          84,314
       2,579 Gilat Satellite Networks Ltd.*(a)..................          90,587
     323,264 Israel Corp. Ltd. .................................         381,582
      15,494 IDB Holding Corp. Ltd. ............................         432,837
         366 The Israel Corp. Ltd. .............................          59,532
       1,011 Koor Industries Ltd. ..............................          55,798
     149,990 Migdal Insurance Holding...........................         177,194
         873 NICE Systems Ltd.*.................................          11,780
      24,856 Orbotech, Ltd.*....................................         961,617
       5,063 Osem Investment Ltd. ..............................          33,458
       1,300 Property & Building Corp. Ltd. ....................         104,303
       1,137 RADVision Ltd.*....................................          10,304
      12,372 Supersol Ltd. .....................................          44,068
      36,655 Teva Pharmaceutical Industries Ltd. ADR............       2,336,756
                                                                   -------------
                                                                      12,981,342
                                                                   -------------

 Malaysia -- 3.3%
      60,000 Berjaya Sports Toto Berhad.........................          75,474
     105,400 British American Tobacco (Malaysia) Berhad.........       1,067,868
      70,000 Commerce Asset-Holding Berhad......................         139,079
     140,000 Gamuda Berhad......................................         146,632
      73,000 Golden Hope Plantations Berhad.....................          61,474
     167,000 IOI Corp. Berhad...................................         105,913
      58,000 Kuala Lumpur Kepong Berhad.........................          68,684
     366,000 Malayan Banking Berhad.............................       1,377,316
     132,000 Malaysian International Shipping Corp. Berhad......         224,053
      11,000 Malaysian Pacific Industries Berhad................          49,211
      30,000 Nestle (Malaysia) Berhad...........................         165,789
      13,000 O.Y.L. Industries Berhad...........................          43,447

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 Malaysia -- 3.3% (continued)
     539,000 Public Bank Berhad................................   $     536,163
     340,000 Resorts World Berhad..............................         644,211
      55,000 Road Building Holdings Berhad.....................          42,987
      45,000 Selangor Properties Berhad........................          19,066
     190,000 Sime Darby Berhad.................................         240,000
      25,000 Star Publications (Malaysia) Berhad...............          58,882
       3,125 Star Publications (Malaysia) Berhad Rights*.......           5,699
     235,000 Tan Chong Motor Holdings Berhad...................          70,500
     447,000 Tanjong PLC.......................................         835,184
     315,000 Telekom Malaysia Berhad...........................         986,447
     502,000 Tenaga Nasional Berhad............................       1,677,737
       8,000 Unisem Berhad.....................................          17,789
                                                                  -------------
                                                                      8,659,605
                                                                  -------------

 Mexico -- 10.7%
     136,681 Alfa, S.A. Class A Shares.........................         181,115
   2,591,890 America Movil S.A. de C.V.*.......................       2,323,488
       1,250 America Movil S.A. de C.V. ADR*...................          22,375
      94,222 Cemex S.A. de C.V. ...............................         394,558
      12,176 Cemex S.A. de C.V. ADR............................         256,548
      22,000 Coca Cola Femsa, S.A. de C.V. ....................         458,700
     262,000 Controladora Comercial Mexicana S.A. de C.V. .....         187,895
      33,000 Corp. Interamericana de Entretenimiento, S.A.*....         120,745
      31,000 Corp. Interamericana de Entretenimiento, S.A.
              Rights*..........................................               0
     133,454 Fomento Economico Mexicano, S.A. de C.V...........         414,594
      21,972 Fomento Economico Mexicano, S.A. de C.V. ADR......         693,436
       8,100 Grupo Aeroportuario del Sureste S.A. de C.V.
              ADR*.............................................         146,853
     266,029 Grupo Carso S.A. de C.V. Series A1 Shares*........         631,836
      96,000 Grupo Continental, S.A. ..........................         137,298
     296,000 Grupo Elektra S.A. de C.V. Series L Shares........         268,398
   2,048,700 Grupo Financiero Banamex Accival, S.A. de C.V.
              Series B Shares..................................       3,765,977
   2,047,300 Grupo Financiero BBVA Bancomer, S.A. de C.V.
              Series L Shares*.................................       1,394,400
      40,000 Grupo Financiero Banorte S.A. de C.V.*............          62,648
           1 Grupo Financiero Inbursa, S.A. de C.V.*...........               4
      14,780 Grupo Iusacell S.A. de C.V. ADR*..................         150,017
     113,000 Grupo Mexico S.A. Series B Shares.................         333,004
     963,200 Grupo Modelo S.A. de C.V. ........................       2,431,571
     142,665 Grupo Televisa S.A. GDR*..........................       2,581,915
     109,000 Kimberly-Clark de Mexico, S.A. de C.V. Class A
              Shares...........................................         284,153
      17,610 Pepsi-Gemex S.A.*.................................          13,790
      18,000 Savia S.A. de C.V.*...............................          81,533
   2,920,200 Telefonos de Mexico S.A. de C.V. Series L Shares..       4,706,020
      63,950 Telefonos de Mexico S.A. de C.V. Series L Shares
              ADR..............................................       2,063,027
      18,900 Tubos de Acero de Mexico de C.V. S.A. ............         241,920
      75,000 Vitro S.A. de C.V. ...............................          68,779
   1,057,900 Walmart de Mexico S.A. de C.V. Series C Shares....       2,488,599
     580,642 Walmart de Mexico S.A. de C.V. Series V Shares....       1,227,096
                                                                  -------------
                                                                     28,132,292
                                                                  -------------

 Panama -- 0.1%
      15,500 Panamerican Beverages, Inc. Class A Shares........         282,100
                                                                  -------------

 Peru -- 0.4%
      30,200 Credicorp Ltd.....................................         240,090

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 Peru -- 0.4% (continued)
      49,000 Compania de Minas Buenaventura S.A. ADR............   $     794,780
     378,000 Volcan Compania Minera S.A. .......................          90,115
                                                                   -------------
                                                                       1,124,985
                                                                   -------------

 Phillipines -- 0.3%
   1,165,000 Ayala Corp. .......................................         185,725
      87,000 Manila Electric Co. Class B Shares*................         110,776
      15,500 Philippine Long Distance Telephone Co. ............         255,124
      97,000 San Miguel Corp. Class B Shares....................         117,484
   1,238,000 SM Prime Holdings..................................         181,983
                                                                   -------------
                                                                         851,092
                                                                   -------------

 Poland -- 1.4%
      11,248 Agora S.A.*........................................         173,055
      43,483 Bank Polska Kasa Opieki S.A. GDR*..................         721,827
       5,405 BRE Bank S.A. .....................................         165,507
      28,522 Elektrim Spolka Akcyjna S.A. ......................         238,065
      16,815 KGHM Polska Miedz S.A. ............................          95,920
       9,691 KGHM Polska Miedz S.A. GDR.........................         111,447
       6,015 Orbis S.A. ........................................          33,718
     105,778 Polski Koncern Naftowy Orlen S.A. .................         789,357
         980 Prokom Software S.A. ..............................          29,888
     230,591 Telekomunikacja Polska S.A. .......................       1,333,051
      15,337 Wielkopolski Bank Kredytowy S.A. ..................         104,532
                                                                   -------------
                                                                       3,796,367
                                                                   -------------

 Russia -- 3.7%
      34,500 AO Taftnet ADR*....................................         338,100
      20,090 Mobile Telesystems ADR*............................         519,728
      96,000 OAO Lukoil Holding.................................       3,648,000
     209,697 RAO Unified Energy Systems.........................       2,117,939
      18,225 Rostelecom ADR.....................................          92,948
     262,216 Surgutneftegaz ADR.................................       2,910,598
                                                                   -------------
                                                                       9,627,313
                                                                   -------------

 Singapore -- 0.8%
     160,000 Capitaland Ltd.*...................................         243,981
      38,000 DBS Group Holdings Ltd.............................         429,145
     260,000 Neptune Orient Lines Ltd.*.........................         187,801
      73,000 Oversea-Chinese Banking Corp. Ltd. ................         548,211
      87,000 SembCorp Industries Ltd. ..........................          92,765
      30,800 Singapore Airlines Ltd. ...........................         261,316
      19,000 Singapore Press Holdings Ltd. .....................         239,624
                                                                   -------------
                                                                       2,002,843
                                                                   -------------

 South Africa -- 9.7%
     193,600 ABSA Group Ltd. ...................................         774,300
      50,500 AECI Ltd. .........................................          98,699
     356,200 African Bank Investments Ltd.*.....................         322,728
      69,100 Anglo American Platinum Corp. Ltd. ................       3,305,638
      13,650 Anglogold Ltd. ....................................         439,924
      19,900 Barloworld Ltd. ...................................         140,892
      47,300 Bidvest Group Ltd. ................................         281,622
     377,600 BOE Ltd. ..........................................         210,158

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 South Africa -- 9.7% (continued)
      72,900 Comparex Holdings Ltd. ............................   $     101,433
     105,040 De Beers...........................................       4,396,834
     266,064 Dimension Data Holdings PLC*.......................       1,637,502
   1,342,920 FirstRand Ltd. ....................................       1,331,448
      48,400 Foschini Ltd. .....................................          37,587
      32,864 Gold Fields Ltd. ..................................         133,991
      24,020 Impala Platinum Holdings Ltd. (a)..................       1,305,151
      57,507 Imperial Holdings Ltd.*............................         491,254
      26,400 Investec Group Ltd. ...............................         885,012
     110,630 Iscor Ltd. ........................................         286,384
      49,500 JD Group Ltd. .....................................         278,702
      61,500 Johnnic Holdings Ltd. .............................         563,578
      16,700 Kersaf Investments Ltd. ...........................          76,734
      75,875 Liberty Group Ltd. ................................         610,850
     242,600 M-Cell Ltd. (a)....................................         690,810
     170,600 Nampak Ltd. .......................................         242,894
      79,340 Nedcor Ltd. .......................................       1,612,268
      48,400 Old Mutual PLC.....................................         115,581
      50,400 Pepkor Ltd.*.......................................          19,570
      80,500 Profurn Ltd. ......................................          17,921
      90,000 Remgro Ltd. .......................................         611,571
     486,400 Sanlam Ltd. .......................................         588,011
      91,820 Sappi Ltd. ........................................         760,611
     175,240 Sasol Ltd. ........................................       1,383,593
      75,890 Shoprite Holdings Ltd. ............................          68,071
     166,920 South African Breweries PLC........................       1,259,570
      32,100 The Tongaat-Hulett Group Ltd. .....................         176,164
      44,150 Venfin Ltd. .......................................         111,432
     149,300 Woolworths Holdings Ltd.*..........................          62,226
                                                                   -------------
                                                                      25,430,714
                                                                   -------------

 South Korea -- 10.8%
       1,930 Cheil Jedang Corp. ................................          67,791
      46,300 DaeDuck Electronics Co., Ltd. .....................         424,567
         855 Daum Communications Corp.*.........................          19,873
      10,970 Good Morning Securities Co.*.......................          50,035
      13,047 H&CB...............................................         284,544
      22,270 Hana Bank..........................................         138,510
       1,835 Hite Brewery Co., Ltd.*............................          65,112
      12,300 Hyundai Electronics Industries Co., Ltd.*..........          36,779
      21,915 Hyundai Motor Co. Ltd.*............................         279,595
     189,927 Kookmin Bank.......................................       2,741,152
      16,000 Kookmin Credit Card Co., Ltd.*.....................         415,278
     171,111 Korea Electric Power Corp.*........................       3,506,541
      17,380 Korea Telecom Corp. ...............................         904,963
      21,972 Korea Telecom Corp. ADR (a)........................         659,160
      11,520 Korea Telecom Freetel*.............................         356,412
      11,431 Korean Air Co., Ltd.*..............................          70,639
      13,730 Kumkang Korea Chemical Co. Ltd. ...................         520,034
       3,510 L.G. Cable Ltd.*...................................          34,845
      30,849 L.G. Chemical Ltd.*................................         344,379
       7,240 L.G. Electronics Inc. .............................          81,976
      16,140 L.G. Investment & Securities Co., Ltd. ............         132,559

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 South Korea -- 10.8% (continued)
      14,120 Pohang Iron & Steel Co., Ltd. .....................   $   1,137,166
      40,308 Pohang Iron & Steel Co., Ltd. ADR..................         902,899
      11,610 Samsung Corp. .....................................          66,192
      20,710 Samsung Electro Mechanics Co., Ltd. ...............         723,306
      51,234 Samsung Electronics................................       7,639,547
       5,285 Samsung Fire & Marine Insurance....................         152,132
      12,420 Samsung SDI Co., Ltd. .............................         634,815
      32,110 Samsung Securties Co., Ltd. .......................         911,503
       2,430 Serome Technology Inc.*............................          39,625
      59,780 Shinhan Bank.......................................         672,114
       1,302 Shinsegae Department Stores Co. ...................          72,674
       2,130 Sk Corp. ..........................................          25,307
       8,078 Sk Global..........................................          58,941
      24,560 SK Telecom Co., Ltd.*..............................       4,161,550
       1,550 S-Oil Corp. .......................................          31,269
       2,330 Trigem Computer, Inc.*.............................          11,185
                                                                   -------------
                                                                      28,374,969
                                                                   -------------

 Taiwan -- 13.0%
     319,000 Acer Communications & Multimedia Inc. .............         401,401
     160,062 Acer Inc. .........................................          95,508
      76,405 Advanced Semiconductor Engineering Inc.*...........          73,937
     151,292 Asia Cement Corp. .................................          77,646
     298,097 Asustek Computer Inc. .............................       1,322,519
     770,000 Bank Sinopac*......................................         418,983
     122,000 Cathay Construction Corp. .........................          37,718
   1,282,120 Cathay Life Insurance Co., Ltd. ...................       2,457,611
     773,480 China Development Industrial Bank*.................         815,448
      36,000 China Motor Co., Ltd. .............................          36,618
   1,099,420 China Steel Corp. .................................         730,794
   1,313,571 Chinatrust Commercial Bank*........................       1,051,832
     655,700 Compal Electronics Inc. ...........................       1,033,875
      28,250 Delta Electronics Inc. ............................         100,877
      65,046 Evergreen Marine Corp.*............................          44,846
     204,336 Far Eastern Department Stores Ltd. ................          73,913
     744,040 Far Eastern Textile Ltd. ..........................         586,583
      68,000 Faraday Technology Corp.*..........................         536,095
     824,400 First Commercial Bank..............................         642,290
     132,294 Formosa Chemicals & Fibre Corp. ...................         122,294
   1,169,222 Formosa Plastics Corp. ............................       1,756,816
       6,954 Formosa Taffeta Co., Ltd. .........................           3,483
     595,000 Fubon Insurance Co. ...............................         542,665
       2,961 Gigamedia Ltd. ADR*................................           7,495
     490,418 Hon Hai Precision Industry Co., Ltd. ..............       3,047,581
      89,100 Hua Nan Commercial Bank............................          72,173
      13,059 International Bank of Taipei.......................           5,592
      67,980 International Commercial Bank of China*............          58,007
     225,750 Macronix International Co., Ltd.*..................         341,993
      69,000 Mosel Vitelic Inc.*................................          49,065
   1,005,063 Nan Ya Plastic Corp. ..............................       1,261,572
      56,342 Nien Hsing Textile Co., Ltd.*......................          55,393
     152,090 Pacific Electrical Wire & Cable Co., Ltd.*.........          62,068
     450,229 President Chain Store Corp. .......................       1,343,241

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 Taiwan -- 13.0% (continued)
      42,000 Quanta Computer Inc. .............................   $     135,044
     271,000 Ritek Corp.*......................................         645,138
     211,300 Synnex Technology Industrial Corp. ...............         463,821
   1,506,000 Taishin International Bank*.......................         833,433
      84,000 Taiwan Cement Corp.*..............................          42,331
      89,000 Taiwan Glass Industrial Corp. ....................          88,051
   2,370,505 Taiwan Semiconductor Manufacturing Co. Ltd.*......       6,595,933
     131,760 Tatung Core Pacific Securities Co. ...............          55,401
     110,000 Uni-President Enterprise Co. .....................          68,017
   2,362,650 United Microelectronics Corp. Ltd.*...............       3,871,401
     101,337 United World Chinese Commercial Bank..............          86,158
      67,000 Via Technologies Inc.*............................         606,925
     708,000 Winbond Electronics Corp.*........................         768,304
      78,000 Yageo Corp.*......................................         109,964
     558,000 Yuanta Securities Corp.*..........................         443,364
      77,740 Yulon Motor Co., Ltd. ............................          52,155
                                                                  -------------
                                                                     34,133,372
                                                                  -------------

 Thailand -- 1.5%
      96,875 Advanced Information Service Public Co. Ltd. .....       1,169,879
      56,000 Bangkok Bank Public Co. Ltd.*.....................          74,779
     140,000 Bangkok Expressway Public Co. Ltd. ...............          35,764
     290,000 Bangkok Expressway Public Co. Ltd. Foreign........          74,083
      42,200 BEC World Public Co. Ltd. ........................         227,366
     161,500 BEC World Public Co. Ltd. Foreign.................         892,638
       4,800 Delta Electronics Public Co. Ltd. ................          22,963
       2,800 Delta Electronics Public Co. Ltd. Foreign.........          13,525
     129,700 Elektricity Generating Public Co. Ltd. ...........         117,471
      14,300 Hana Microelectronics Public Co. Ltd. ............          31,715
      29,100 PTT Exploration & Production Public Co. Ltd. .....          71,635
     100,200 PTT Exploration & Production Public Co. Ltd.
              Foreign..........................................         251,314
       5,000 Shin Corp Public Co. Ltd.*........................          22,643
      26,300 Siam City Cement Public Co. Ltd. .................          73,293
     226,600 Siam Commercial Bank Co. Ltd.*....................         151,295
       2,000 Siam Makro Public Co. Ltd. .......................           2,555
      30,000 Siam Makro Public Co. Ltd. Foreign................          42,847
     503,700 TelecomAsia Public Co. Ltd.*......................         289,516
     578,000 Thai Farmers Bank Public Co. Ltd.*................         382,559
       7,800 The Siam City Cement Public Co. Ltd.*.............          73,905
                                                                  -------------
                                                                      4,021,745
                                                                  -------------

 Turkey -- 1.3%
     367,000 Aktas Electric Ticaret A.S. ......................          57,047
   5,727,504 Anadolu Efes Biracilik ve Malt Sanayii A.S.*......         252,247
   7,752,104 Arcelik A.S. .....................................          82,743
         136 Beko Elektonik A.S. ..............................               1
  14,214,840 Dogan Sirketler Grubu Holdings A.S.*..............          46,401
  29,557,224 Dogan Yayin Holding A.S.*.........................          88,825
   6,200,800 Eregli Demir ve Celik Fabrikalari T.A.S*..........          68,755
   4,690,504 Ford Otomotiv Sanayi A.S.*........................         110,579
  39,286,504 Hurriyet Gazetecilik ve Matbaacilik A.S. .........         120,099
   1,511,400 Migros Turk T.A.S.................................         122,165
   3,813,000 Sabah Yayincilik A.S.*............................          15,015

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 Turkey -- 1.3% (continued)
   6,694,400 Tupras-Turkiye Petrol Rafinerileri A.S. ..........   $     190,773
  23,529,600 Turkcell Iletisim Hizmetleri A.S.*................         469,373
 115,825,120 Turkiye Garanti Bankasi A.S. .....................         378,082
  77,498,880 Turkiye Is Bankasi Class C Shares.................         943,639
  36,809,352 Vestel Elektronik Sanayi ve Ticaret A.S.*.........         106,804
 111,066,064 Yapi ve Kredi Bankasi A.S.*.......................         356,793
                                                                  -------------
                                                                      3,409,341
                                                                  -------------

 U.S.A. -- 3.7%
      41,500 Chile Fund, Inc. .................................         371,840
         819 Comverse Technology Inc.*.........................          61,374
     432,350 The India Fund*...................................       5,456,257
     243,800 Jardine Fleming India Fund, Inc. .................       2,284,406
      60,000 Reliance Industries ADR...........................       1,110,000
      11,350 Southern Peru Copper Corp. .......................         164,577
       3,882 StarMedia Network Inc.*...........................          11,646
      16,000 TV Azteca S.A. de C.V. ...........................         148,800
                                                                  -------------
                                                                      9,608,900
                                                                  -------------

 Venezuela -- 0.5%
      53,930 Compania Anonima Nacional Telefonos de Venezuela
              ADR..............................................       1,162,731
                                                                  -------------
             TOTAL STOCK
             (Cost -- $272,411,144)............................     252,039,428
                                                                  -------------

    Face
   Amount
 -----------
 REPURCHASE AGREEMENT -- 4.2%
 $11,000,000 CIBC Wood Gundy Securities Inc., 5.300% due
              3/1/01; Proceeds at maturity -- $11,001,619;
              (Fully collateralized by U.S. Treasury Notes,
              7.500% due 11/15/01; Market value -- $11,220,402)
              (Cost -- $11,000,000)............................      11,000,000
                                                                  -------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $283,411,144**)..........................   $ 263,039,428
                                                                  =============

------
 *  Non-income producing security.
(a) All or a portion of this security is on loan (See Note 11).
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
--------------------------------------------------------------------------------

 Face Amount+                      Security                           Value

-------------------------------------------------------------------------------
 BONDS -- 97.2%

 Australia -- 1.2%
     2,690,000 Telstra Corp. Ltd, 5.875% due 6/21/05...........   $   2,503,036
                                                                  -------------

 Austria -- 10.0%
 2,379,000,000 Oesterreich Kontrollbank, 1.800% due 3/22/10
                (a)(b).........................................      21,452,477
                                                                  -------------

 Canada -- 7.1%
               Canadian Government:
     9,820,000  5.750% due 9/1/06..............................       6,612,141
    13,240,000  5.750% due 6/1/29..............................       8,774,483
                                                                  -------------
                                                                     15,386,624
                                                                  -------------

 Denmark -- 3.9%
    63,800,000 Kingdom of Denmark, 8.000% due 5/15/03..........       8,362,059
                                                                  -------------

 France -- 5.9%
     2,400,000 French Treasury Note, 5.000% due 1/12/06........       2,249,634
    10,500,000 Government of France, 6.000% due 10/25/25.......      10,360,666
                                                                  -------------
                                                                     12,610,300
                                                                  -------------

 Germany -- 15.7%
               Bundesrepublic Deutschland:
     2,355,000  6.250% due 4/26/06 (a).........................       2,344,756
     1,960,000  6.000% due 1/4/07 (b)..........................       1,937,055
     7,800,000  6.000% due 7/4/07..............................       7,714,068
     4,788,000  3.750% due 1/4/09..............................       4,136,200
    12,390,000  4.500% due 7/4/09..............................      11,226,894
     1,498,000  6.250% due 1/4/24..............................       1,534,601
     4,715,000  6.250% due 1/4/30..............................       4,913,454
                                                                  -------------
                                                                     33,807,028
                                                                  -------------

 Greece -- 1.3%
     3,346,000 Public Power Corp., 4.500% due 3/12/09 (a)......       2,798,820
                                                                  -------------

 Italy -- 9.2%
     5,800,000 Buoni Poliennali Del Tes, 5.250% due 11/1/29....       4,986,987
 1,739,000,000 Republic of Italy, 0.375% due 5/12/02...........      14,855,873
                                                                  -------------
                                                                     19,842,860
                                                                  -------------

 Japan -- 2.9%
     4,200,000 Japan Financial Corp., 6.375% due 3/9/04........       6,163,836
                                                                  -------------

 Mexico -- 2.8%
    59,300,000 Mexican Bonos De Desarrollo, 14.500% due
                5/12/05........................................       6,012,507
                                                                  -------------

 Netherlands -- 0.4%
    47,000,000 Deutsche Finance BV, zero coupon due 4/16/18....         875,090
                                                                  -------------

 Norway -- 6.3%
               Norwegian Government:
    28,000,000  6.750% due 1/15/07 (b).........................       3,224,147
    39,800,000  5.500% due 5/15/09 (b).........................       4,318,600
    53,410,000  6.000% due 5/16/11 (b).........................       5,989,443
                                                                  -------------
                                                                     13,532,190
                                                                  -------------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
--------------------------------------------------------------------------------

    Face
   Amount+                        Security                            Value

-------------------------------------------------------------------------------
 Poland -- 3.7%
             Poland Government Bond:
  13,453,000  8.500% due 6/12/05...............................   $   2,853,717
  11,500,000  6.000% due 11/24/09..............................       2,122,792
  16,578,000  Zero coupon due 8/21/02..........................       3,288,375
                                                                  -------------
                                                                      8,264,884
                                                                  -------------

 Supranational -- 7.2%
 767,000,000 Inter-American Development Bank, 1.900% due 7/8/09
              (a)..............................................       6,967,377
             International Bank Resconstruction & Development:
 688,000,000  5.250% due 3/20/02 (b)...........................       6,175,547
  66,000,000  Zero coupon due 5/14/12..........................       2,318,457
                                                                  -------------
                                                                     15,461,381
                                                                  -------------

 Sweden -- 12.3%
   2,360,000 Birka Energi AB, 6.375% due 11/3/06 (b)...........       2,239,377
   1,707,714 Investor AB, 5.250% due 6/30/08 (b)...............       1,520,955
             Swedish Government:
 108,730,000  6.000% due 2/9/05 (a)............................      11,693,277
 113,270,000  3.500% due 4/20/06...............................      10,977,264
                                                                  -------------
                                                                     26,430,873
                                                                  -------------

 United Kingdom -- 5.2%
   2,020,000 TI Group PLC, 6.375% due 7/18/05..................       1,903,473
             United Kingdom Treasury:
   1,030,000  6.750% due 11/26/04..............................       1,570,091
   5,150,000  5.750% due 12/07/09 (b)..........................       7,885,366
                                                                  -------------
                                                                     11,358,930
                                                                  -------------

 United States -- 2.1%
   1,700,000 Clear Channel Communications, 6.500% due 7/7/05...       1,589,739
   1,040,000 Household Finance Corp., 5.125% due 6/24/09.......         896,832
   2,210,000 International Lease Finance Corp., 4.125% due
              7/12/04..........................................       1,973,072
                                                                  -------------
                                                                      4,459,643
                                                                  -------------
             TOTAL BONDS
             (Cost -- $209,354,743)............................     209,322,538
                                                                  -------------

 Face Amount
 -----------

 REPURCHASE AGREEMENT -- 2.8%
 $ 6,100,000 CIBC Wood Gundy Securities Inc., 5.300% due
              3/1/01; Proceeds at maturity -- $6,100,898;
              (Fully collateralized by U.S. Treasury Notes,
              7.500% due 11/15/01; Market value -- $6,222,450)
              (Cost -- $6,100,000).............................       6,100,000
                                                                  -------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $215,454,743**)..........................   $ 215,422,538
                                                                  =============

------
 +  Represents local currency.
(a) All or a portion of this security is on loan (See Note 11).
(b) Securities in the amount of $37,450,415 are segregated as collateral for open forward foreign currency contracts.
**  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

 Shares                             Security                            Value

--------------------------------------------------------------------------------

 COMMON STOCK -- 41.5%

 Advertising -- 0.3%
   1,600     Omnicom Group, Inc.+.................................   $   145,104
                                                                     -----------

 Aerospace -- 0.7%
     600     General Dynamics Corp. ..............................        40,908
   1,800     Lockheed Martin Corp. ...............................        67,428
   1,400     The Boeing Co. ......................................        87,080
   2,100     United Technologies Corp. ...........................       163,611
                                                                     -----------
                                                                         359,027
                                                                     -----------

 Airlines -- 0.1%
   1,800     U.S. Airways Group, Inc.*............................        74,340
                                                                     -----------

 Applications Software -- 1.3%
  10,300     Microsoft Corp.*.....................................       607,700
   1,300     Siebel Systems, Inc.*................................        49,725
                                                                     -----------
                                                                         657,425
                                                                     -----------

 Banks -- 2.6%
   5,200     Bank of America Corp. ...............................       259,740
   6,350     J.P. Morgan Chase & Co. .............................       296,291
   7,000     FleetBoston Financial Corp.+.........................       288,750
   1,800     PNC Financial Services Group.........................       125,100
   4,681     U.S. Bancorp.........................................       108,588
   5,200     Wells Fargo & Co.+...................................       258,128
                                                                     -----------
                                                                       1,336,597
                                                                     -----------

 Beverages -- 0.8%
   5,000     The Coca-Cola Co. ...................................       265,150
   3,400     PepsiCo, Inc. .......................................       156,672
                                                                     -----------
                                                                         421,822
                                                                     -----------

 Cellular Telecom -- 0.2%
     400     Voicestream Wireless Corp.+*.........................        38,000
   1,400     Western Wireless Corp.*..............................        59,062
                                                                     -----------
                                                                          97,062
                                                                     -----------

 Chemicals -- 0.2%
   1,600     Eastman Chemical Co. ................................        82,320
                                                                     -----------

 Computers -- 1.9%
   6,200     Dell Computer Corp.+*................................       135,625
   3,000     EMC Corp.+*..........................................       119,280
   2,600     Hewlett-Packard Co. .................................        75,010
   4,400     IBM Corp. ...........................................       439,560
   9,100     Sun Microsystems, Inc.*..............................       180,862
   2,600     Unisys Corp.*........................................        42,588
                                                                     -----------
                                                                         992,925
                                                                     -----------

 Cosmetics/Personal Care -- 0.7%
   1,600     Avon Products, Inc. .................................        67,936
   1,500     The Estee Lauder Companies Inc.+.....................        57,960
   3,600     The Procter & Gamble Co. ............................       253,800
                                                                     -----------
                                                                         379,696
                                                                     -----------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

 Shares                             Security                            Value

--------------------------------------------------------------------------------

 Data Processing -- 0.5%
   2,300     Automatic Data Processing, Inc. .....................   $   135,700
   1,600     First Data Corp. ....................................        98,816
                                                                     -----------
                                                                         234,516
                                                                     -----------

 Distribution/Wholesale -- 0.1%
   1,400     Tech Data Corp.+*....................................        42,787
                                                                     -----------

 Diversified Financial Services -- 3.2%
   1,000     Danaher Corp. .......................................        63,440
  21,600     General Electric Co. ................................     1,004,400
   1,500     Minnesota Mining & Manufacturing Co. ................       169,125
   7,800     Tyco International Ltd.+.............................       426,270
                                                                     -----------
                                                                       1,663,235
                                                                     -----------

 Drugs -- 0.1%
   1,800     ALZA Corp.*..........................................        71,190
                                                                     -----------

 Electric -- 0.9%
   2,300     Exelon Corp. ........................................       150,351
   2,700     GPU, Inc.+...........................................        83,673
   1,600     Public Service Enterprise Group Inc. ................        71,696
   3,300     Reliant Energy, Inc. ................................       138,633
                                                                     -----------
                                                                         444,353
                                                                     -----------

 Electronics -- 1.4%
   2,700     Altera Corp.*........................................        62,437
  12,100     Intel Corp. .........................................       345,606
   2,400     Sanmina Corp.*.......................................        71,550
   3,200     Solectron Corp.+*....................................        87,200
   4,600     Texas Instruments Inc. ..............................       135,930
                                                                     -----------
                                                                         702,723
                                                                     -----------

 Enterprise Software/Servers -- 0.5%
  14,400     Oracle Corp.*........................................       273,600
                                                                     -----------

 Finance -- 2.1%
   1,500     Ambac Financial Group Inc.+..........................        84,600
   2,700     Fannie Mae+..........................................       215,190
   2,100     Lehman Brothers Holdings Inc. .......................       144,165
   6,100     MBNA Corp. ..........................................       200,568
   3,290     Merrill Lynch & Co., Inc. ...........................       197,071
   1,200     MGIC Investment Corp. ...............................        69,540
   3,500     Providian Financial Corp.+...........................       175,035
                                                                     -----------
                                                                       1,086,169
                                                                     -----------

 Food -- 1.3%
   6,100     Archer-Daniels-Midland Co. ..........................        91,805
   2,500     General Mills, Inc. .................................       112,125
   2,300     H.J. Heinz Co. ......................................        97,934
   1,500     The Quaker Oats Co. .................................       146,280
   3,400     Ralston-Ralston Purina Group.........................       106,012
   2,200     Safeway Inc.*........................................       119,482
                                                                     -----------
                                                                         673,638
                                                                     -----------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

 Shares                             Security                            Value

--------------------------------------------------------------------------------

 Independent Power Producer -- 0.3%
   3,600     Calpine Corp.+.......................................   $   160,164
                                                                     -----------

 Industrial -- 0.2%
   2,400     Praxair, Inc. .......................................       107,040
                                                                     -----------

 Insurance -- 1.2%
   3,100     The Allstate Corp. ..................................       123,566
   2,100     American General Corp. ..............................       160,104
   1,400     CIGNA Corp. .........................................       153,538
   3,200     The Hartford Financial Services Group, Inc. .........       204,320
                                                                     -----------
                                                                         641,528
                                                                     -----------

 Machinery -- 0.1%
   1,500     Caterpillar Inc. ....................................        62,400
                                                                     -----------

 Medical -- 5.6%
   4,500     Abbott Laboratories..................................       220,455
   4,500     American Home Products Corp. ........................       277,965
   3,800     Amgen, Inc.+.........................................       273,837
   1,500     Cardinal Health, Inc. ...............................       152,250
   2,000     Elan Corp. PLC ADR+..................................       109,920
   2,300     Eli Lilly & Co. .....................................       182,758
   1,200     Genentech, Inc. .....................................        63,000
   1,000     Genzyme Corp. .......................................        87,938
   1,400     Guidant Corp.+*......................................        71,358
   3,800     Medtronic, Inc. .....................................       194,484
  14,825     Pfizer Inc. .........................................       667,125
   3,600     Pharmacia Corp.+.....................................       186,120
     800     Quest Diagnostics Inc.*..............................        84,320
   4,800     Schering-Plough Corp. ...............................       193,200
   1,700     UnitedHealth Group Inc. .............................       100,691
                                                                     -----------
                                                                       2,865,421
                                                                     -----------

 Mining -- 0.2%
   2,800     Alcoa Inc. ..........................................       100,128
                                                                     -----------

 Motor Manufacturers -- 0.2%
   2,300     Harley-Davidson, Inc.+...............................        99,705
                                                                     -----------

 Media -- 2.0%
   9,450     AOL Time Warner, Inc.+...............................       416,084
   2,152     Clear Channel Communications*........................       122,987
   1,600     Gannett Co., Inc. ...................................       105,824
   3,857     Viacom Inc.*.........................................       191,693
   6,100     The Walt Disney Co. .................................       188,795
                                                                     -----------
                                                                       1,025,382
                                                                     -----------

 Networking -- 0.9%
  17,300     Cisco Systems, Inc.*.................................       409,794
     300     Juniper Networks, Inc.+*.............................        19,369
   1,300     Network Appliance, Inc.+*............................        38,675
                                                                     -----------
                                                                         467,838
                                                                     -----------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

 Shares                             Security                            Value

--------------------------------------------------------------------------------

 Oil and Gas Producers -- 2.8%
   1,400     Diamond Offshore Drilling............................   $    58,660
   7,300     Exxon Mobil Corp. ...................................       591,665
     300     Kerr-McGee Corp. ....................................        19,392
   1,000     Nabors Industries, Inc. .............................        56,700
   1,700     Noble Drilling Corp.*................................        79,135
   4,200     Royal Dutch Petroleum Co. ...........................       244,986
   3,900     Texaco Inc. .........................................       249,990
   3,400     Usx Marathon Group Inc. .............................        93,908
   1,500     Valero Energy Corp.+.................................        54,975
                                                                     -----------
                                                                       1,449,411
                                                                     -----------

 Oil and Gas Services -- 0.3%
   1,600     Halliburton Co.+.....................................        63,712
   1,600     Tidewater Inc.+......................................        77,920
                                                                     -----------
                                                                         141,632
                                                                     -----------

 Paper -- 0.4%
   2,300     International Paper Co. .............................        86,618
     900     Temple-Inland Inc. ..................................        42,831
   2,700     Westvaco Corp. ......................................        70,767
                                                                     -----------
                                                                         200,216
                                                                     -----------

 Pipelines -- 0.2%
   1,691     El Paso Corp. .......................................       118,877
                                                                     -----------

 Property -- 0.1%
   2,100     ACE Ltd. ............................................        76,860
                                                                     -----------

 Retail -- 3.3%
   2,000     Best Buy Co., Inc. ..................................        81,920
   3,000     Costco Wholesale Corp.+..............................       125,250
   1,100     CVS Corp. ...........................................        67,100
   1,800     Federated Department Stores, Inc.+...................        87,030
   4,200     The Home Depot, Inc. ................................       178,500
   1,200     Kohl's Corp.+........................................        79,092
   2,600     Lowe's Companies, Inc.+..............................       145,288
   2,100     RadioShack Corp. ....................................        89,880
   6,200     Target Corp.+........................................       241,800
   5,500     The Limited, Inc. ...................................        97,075
   9,800     Wal-Mart Stores, Inc.+...............................       490,882
                                                                     -----------
                                                                       1,683,817
                                                                     -----------

 Semiconductors -- 0.5%
   1,900     Analog Devices, Inc. ................................        70,870
   2,400     Linear Technology Corp. .............................        95,100
   1,900     Maxim Integrated Products, Inc. .....................        87,638
                                                                     -----------
                                                                         253,608
                                                                     -----------

 Telecommunications -- 3.6%
   1,400     Amdocs Ltd.+.........................................        91,014
     600     CIENA Corp.+.........................................        40,313
     700     Comverse Technology Inc.+............................        52,456
   3,200     Corning Inc. ........................................        86,720
   2,900     Harris Corp. ........................................        72,819

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

   Shares                            Security                          Value

-------------------------------------------------------------------------------

 Telecommunications -- 3.6% (continued)
      2,100     Nokia Oyj ADR+...................................   $    46,200
      4,900     Nortel Networks Corp.+...........................        90,601
      1,900     QUALCOMM Inc. ...................................       104,144
      5,387     Qwest Communications International Inc. .........       199,157
      9,727     SBC Communications Inc. .........................       463,978
      5,300     Sprint Corp. ....................................       118,508
      1,600     Tellabs, Inc. ...................................        69,700
      4,600     Verizon Communications Inc. .....................       227,700
      1,800     Vodafone Group PLC ADR+..........................        49,158
      7,820     WorldCom, Inc. ..................................       130,008
                                                                    -----------
                                                                      1,842,475
                                                                    -----------

 Tobacco -- 0.4%
      4,600     Philip Morris Co., Inc.+.........................       221,628
                                                                    -----------

 Transportation -- 0.3%
      1,400     Canadian National Railway Co.+...................        52,654
      1,600     United Parcel Service, Inc. .....................        90,448
                                                                    -----------
                                                                        143,102
                                                                    -----------
                TOTAL COMMON STOCK
                (Cost -- $20,752,210)............................    21,399,760
                                                                    -----------

 PREFERRED STOCK -- 0.7%

 Real Estate Investment Trusts -- 0.4%
      5,835     SPG Properties Inc., 7.890%......................        98,522
                                                                    -----------

 Telecommunication Services -- 0.3%
         90     Centaur Funding Corp., 9.080% Exchangeable
                 4/21/20 (a).....................................       256,558
                                                                    -----------
                TOTAL PREFERRED STOCK
                (Cost -- $335,156)...............................       355,080
                                                                    -----------

    Face
   Amount
 ----------

 U.S. TREASURY OBLIGATIONS -- 16.8%

                U.S. Treasury Notes:
 $1,520,000      6.375% due 9/30/01..............................     1,534,425
  1,570,000      5.750% due 8/15/03..............................     1,615,028
    140,000      5.750% due 11/15/05.............................       146,300
  1,175,000      7.000% due 7/15/06..............................     1,296,460
  1,360,000      6.000% due 8/15/09..............................     1,452,929
    770,000      8.875% due 2/15/19..............................     1,067,790
    860,000      6.625% due 2/15/27..............................       988,475
    500,000      5.250% due 2/15/29..............................       481,050
                                                                    -----------
                TOTAL U.S. TREASURY OBLIGATIONS
                (Cost -- $8,274,438).............................     8,582,457
                                                                    -----------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

   Face
  Amount  Rating(b)                    Security                        Value

-------------------------------------------------------------------------------

 CORPORATE BONDS AND NOTES -- 12.8%

 Aerospace -- 0.1%
 $ 45,000   BBB-    Lockheed Martin Corp., Debentures, 7.875% due
                     3/15/23.....................................   $    44,888
                                                                    -----------

 Airlines -- 0.9%
   80,000   A-      Continental Airlines Inc., Pass Thru
                     Certificates, 8.312% due 4/2/11.............        83,899
   68,989   AA      Northwest Airlines Inc., Company Guaranteed,
                     7.935% due 4/1/19...........................        75,265
   65,000   BBB     United Air Lines, Equipment Trust, step bond
                     to yield 9.350% due 4/7/16..................        65,363
  210,173   AAA     U.S. Airways, Pass Thru Certificates, 8.360%
                     due 1/20/19.................................       217,536
                                                                    -----------
                                                                        442,063
                                                                    -----------

 Auto Manufacturers -- 0.3%
                    DaimlerChrysler Corp. NA Holding:
   95,000   A-       Company Guaranteed, 8.500% due 1/18/31......        95,119
   30,000   A-       Debentures, 7.450% due 2/1/97...............        25,238
   50,000   A-      Ford Motor Co., Notes, 7.450% due 7/16/31....        48,562
                                                                    -----------
                                                                        168,919
                                                                    -----------

 Banking -- 0.7%
   80,000   BBB     Bank United Corp., Sub. Notes, 8.875% due
                     5/1/07......................................        89,000
   65,000   BBB-    Dime Bancorp Inc., Notes, 9.000% due
                     12/19/02....................................        67,356
   80,000   BBB+    First Union Capital II, Company Guaranteed,
                     Series A, 7.950% due 11/15/29...............        77,500
   35,000   A+      First Union National Bank, Sub. Notes, 7.800%
                     due 8/18/10.................................        37,625
   75,000   BBB-    Union Planters Corp., Sub. Notes 7.750% due
                     3/1/11......................................        76,406
                                                                    -----------
                                                                        347,887
                                                                    -----------

 Broadcasting -- 0.2%
   85,000   BBB-    Clear Channel Communications, Sr. Notes,
                     7.250% due 9/15/03..........................        87,656
                                                                    -----------

 Computers -- 0.3%
  160,000   AAA     IBM Corp., Notes, 7.125% due 12/1/96.........       155,000
                                                                    -----------

 Diversified Financial Services -- 3.4%
  110,000   A-      Aristar Inc., Notes, 6.300% due 10/1/02......       111,375
   85,000   A       BNP U.S. Funding LLC, Bonds, 7.738% due
                     12/31/49 (a)................................        85,319
  100,000   BBB-    Capital One Bank, Sr. Notes, 6.620% due
                     8/4/03......................................        99,750
   50,000   A+      Citigroup Inc., Sr. Notes, 6.500% due
                     2/7/06......................................        50,438
   55,000   BBB+    Countrywide Capital III, Company Guaranteed,
                     8.050% due 6/15/27..........................        53,625
  110,000   A       Countrywide Home Loan, Company Guaranteed,
                     6.250% due 4/15/09..........................       106,838
   70,000   BBB     Brascan Corp., Notes, 7.125% due 12/16/03....        69,213
   85,000   A       Ford Credit Co., Notes, 7.600% due 8/1/05....        88,506
   80,000   AAA     General Electric Capital Corp., Notes, 7.000%
                     due 2/3/03..................................        82,800
   90,000   A       General Motors Acceptance Corp., Bonds,
                     6.150% due 4/5/07...........................        86,963
  100,000   A       Household Financial Corp., Notes, 6.500% due
                     1/24/06+....................................       101,375
                    Lehman Brothers Holdings Inc., Notes:
  110,000   A        7.000% due 5/15/03..........................       112,888
   65,000   A        7.000% due 2/1/08...........................        66,625
   75,000   BBB+    Natexis Ambs Co. LLC, Bonds, 8.440% due
                     12/29/49....................................        75,469
  110,000   BBB     Nisource Financial Corp., Company Guaranteed,
                     7.500% due 11/15/03 (a).....................       114,538
   52,640   Baa1*   PDVSA Finance Ltd., Sr. Notes, 8.750% due
                     2/15/04.....................................        53,824
   60,000   BBB+    PEMEX Finance Ltd., Notes, 9.030% due
                     2/15/11.....................................        63,809
   65,000   BBB     PP&L Capital Funding Inc., Sr. Bonds, 7.750%
                     due 4/15/05.................................        67,600
  130,000   Aaa*    Ras Laffan--Links, Bonds, 7.850% due
                     3/18/14.....................................       139,100
  100,000   A-      Tyco International Group, Notes, 6.875% due
                     9/5/02......................................       101,500
                                                                    -----------
                                                                      1,731,552
                                                                    -----------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

   Face
  Amount  Rating(b)                    Security                        Value

-------------------------------------------------------------------------------

 Electric -- 1.3%
 $ 80,000   BBB+    Dominion Resources Inc., Notes, 6.000% due
                     1/31/03.....................................   $    80,500
  320,000   BBB-    Mirant Corp., Pass Thru Certificates, 8.625%
                     due 6/30/12 (a).............................       329,472
  190,000   BBB-    Mirant Corp., Pass Thru Certificates, 10.060%
                     due 12/30/28 (a)............................       199,890
   35,000   BBB+    RGS (AEGCO) Funding Corp., Debentures, 9.810%
                     due 12/7/21.................................        40,206
                                                                    -----------
                                                                        650,068
                                                                    -----------

 Foods -- 0.2%
   85,000   A       Pepsi Bottling Holdings Inc., Company
                     Guaranteed, 5.375% due 2/17/04..............        85,000
                                                                    -----------

 Insurance -- 0.3%
                    Anthem Insurance Co., Inc., Sr. Notes:
   90,000   BBB+     9.125% due 4/1/10 (a).......................        93,713
   80,000   BBB+     9.000% due 4/1/27...........................        72,800
                                                                    -----------
                                                                        166,513
                                                                    -----------

 Machinery-Diversified -- 0.2%
  190,000   BBB+    Cummins Engine, Debentures, 5.650% due
                     3/1/98......................................       104,263
                                                                    -----------

 Media -- 0.1%
   75,000   BBB+    Time Warner Inc., Notes, 8.180% due 8/15/07..        82,313
                                                                    -----------

 Oil and Gas Producers -- 0.5%
   45,000   BBB     Canadian Occidental Petroleum, Notes, 7.125%
                     due 2/4/04..................................        46,913
   80,000   BBB-    Petroleum Geo-Services A/S, Sr. Notes, 7.125%
                     due 3/30/28.................................        61,400
  130,000   A-      R & B Falcon Corp., Company Guranteed, 9.125%
                     due 12/15/03................................       140,075
                                                                    -----------
                                                                        248,388
                                                                    -----------

 Paper -- 0.3%
  105,000   BBB-    Georgia Pacific Corp., Notes, 7.750% due
                     11/15/29....................................        88,988
   65,000   BBB+    Westavco Corp., Debentures, 7.950% due
                     2/15/31.....................................        64,594
                                                                    -----------
                                                                        153,582
                                                                    -----------

 Pharmaceuticals -- 0.3%
  150,000   A+      Lilly del Mar Inc., Bonds, 7.717% due
                     8/1/29......................................       156,141
                                                                    -----------

 Pipelines -- 1.0%
   70,000   BBB-    CMS Panhandle Holding Co., Sr. Notes, 6.125%
                     due 3/15/04.................................        69,125
   65,000   BBB     Duke Energy Field Services, Notes, 7.875% due
                     8/16/10.....................................        70,200
  120,000   BB+     Hyder PLC, Bonds, 7.375% due 12/15/28 (a)....       104,207
   70,000   A-      TransCanada PipeLines Ltd., Debentures,
                     7.875% due 1/1/21...........................        88,813
                                                                    -----------
                                                                        332,345
                                                                    -----------

 Real Estate -- 0.2%
   50,000   A-      Florida Windstorm Underwriting Association,
                     Bonds, 6.500% due 8/25/02 (a)...............        50,563
   70,000   A-      Societe Generale Real Estate Co., Bonds,
                     7.640% due 12/29/49 (a).....................        69,475
                                                                    -----------
                                                                        120,038
                                                                    -----------

 Regional -- 0.3%
   80,000   AA-     Province of Ontario, Bonds, 7.750% due
                     9/15/29.....................................        82,500
   65,000   A+      Province of Quebec, Debentures, 7.500% due
                     9/15/29.....................................        72,963
                                                                    -----------
                                                                        155,463
                                                                    -----------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Balanced Investments
--------------------------------------------------------------------------------

   Face
  Amount  Rating(b)                    Security                        Value

-------------------------------------------------------------------------------

 Sovereign -- 0.5%
 $135,000   AA+     Canada Mortgage & Housing Corp., Foreign
                     Government Guaranteed, 7.200% due 2/1/05....   $   142,763
   65,000   BBB+    State of Qatar, Bonds, 9.750% due 6/15/30
                     (a).........................................        67,437
   80,000   BB+     United Mexican States, Notes, 8.375% due
                     1/14/11.....................................        78,577
                                                                    -----------
                                                                        288,777
                                                                    -----------

 Telecommunications -- 0.9%
  110,000   A-      Deutsche Telekom International Financial,
                     Company Guaranteed, 8.250% due 6/15/30......       111,100
   45,000   BBB+    Qwest Communications International, Sr.
                     Notes, 7.500% due 11/1/08...................        45,844
                    Sprint Capital Corp., Company Guaranteed:
   60,000   BBB+     5.700% due 11/15/03.........................        58,575
   50,000   BBB+     7.625% due 1/30/11..........................        50,000
                    Quest Capital Funding, Company Guaranteed:
   40,000   BBB+     6.500% due 11/15/18.........................        34,900
   55,000   BBB+     6.875% due 7/15/28..........................        49,018
  110,000   BBB+    Worldcom Inc., Sr. Notes, 6.400% due
                     8/15/05.....................................       106,837
                                                                    -----------
                                                                        456,274
                                                                    -----------

 Transportation -- 0.8%
  100,000   A-      California Petroleum Transport, 1st Mortgage,
                     8.520% due 4/1/15...........................       108,000
  320,000   BB+     Windsor Petroleum Transport Corp., Notes,
                     7.840% due 1/18/21 (a)......................       294,400
                                                                    -----------
                                                                        402,400
                                                                    -----------
                    TOTAL CORPORATE BONDS AND NOTES
                    (Cost -- $6,610,253).........................     6,379,529
                                                                    -----------

 ASSET-BACKED SECURITIES -- 4.1%
   85,000           Abbey National Capital Trust, 8.963% due
                     12/29/49....................................        94,202
  240,000           Cityscape Home Equity Loan Trust, 7.650% due
                     9/25/25.....................................       249,666
  375,000           DaimlerChrysler Auto Trust, 7.090% due
                     12/6/03.....................................       384,209
   60,000           Dominion Resources Capital Trust, 8.400% due
                     1/15/31.....................................        60,450
  360,000           Freddie Mac, 6.500% due 9/15/22..............       362,610
  218,882           GS Mortgage Securities Corp., 5.930% due
                     3/15/23.....................................       219,078
  135,000           Husky Terra Nova Finance Ltd., 8.450% due
                     2/1/11......................................       145,404
  170,000           Phillips 66 Capital Trust II, 8.000% due
                     1/15/37.....................................       168,513
  155,000           UCFC Home Equity Loan:
                     6.760% due 11/15/23.........................       158,537
   65,466             6.845% due 1/15/29.........................        67,065
  190,000           Yosemite Securities Trust I Bonds, 8.250% due
                     11/15/04 (a)................................       198,919
                                                                    -----------
                    TOTAL ASSET-BACKED SECURITIES
                    (Cost -- $1,547,588).........................     2,108,653
                                                                    -----------

                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Balanced Investments
--------------------------------------------------------------------------------

    Face
   Amount                          Security                             Value

--------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES -- 21.3%
                Federal National Mortgage Association (FNMA):
 $  880,000      5.500% due 2/15/06..............................   $    890,226
  1,078,645      6.000% due 7/1/14-3/13/31.......................      1,060,421
    315,000      6.250% due 2/1/11...............................        326,812
    835,455      6.500% due 9/15/22-8/1/28.......................        832,583
  2,417,971      7.000% due 10/1/28-1/1/31.......................      2,883,629
    100,000      7.250% due 5/15/30..............................        115,875
  2,340,500      7.500% due 3/1/29-2/1/31........................      1,951,621
  1,091,133      8.000% due 12/1/29..............................      1,122,842
                Government National Mortgage Association (GNMA):
    290,717      6.500% due 1/15/29..............................        290,625
  1,392,068      7.500% due 1/15/28-1/15/31......................      1,426,572
                                                                    ------------
                TOTAL MORTGAGE-BACKED SECURITIES
                (Cost -- $10,698,778)............................     10,901,206
                                                                    ------------

 U.S. TREASURY OBLIGATION -- 0.0%
     20,000     U.S. Treasury Bill, due 3/8/01 (Cost -- $19,982).         19,982
                                                                    ------------

 REPURCHASE AGREEMENT -- 2.8%
  1,451,000     J.P. Morgan Securities Inc., 6.600% due 9/1/00;
                 Proceeds at maturity -- $1,451,217; (Fully
                 collateralized by U.S. Treasury Notes & Bonds,
                 4.250% to 13.375% due 3/31/01 to 8/15/26; Market
                 value -- $1,481,638) (Cost -- $1,451,000).......      1,451,000
                                                                    ------------
                TOTAL INVESTMENTS -- 100%
                (Cost -- $49,689,405**)..........................   $ 51,197,667
                                                                    ============

------
 +   All or a portion of this security is on loan (See Note 11).
 *   Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) All ratings are by Standard & Poor's Ratings Service, except those identi-fied by an asterisk (*), which are rated by Moody's Investors Service, Inc.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 102 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

Ratings and Security Descriptions
(unaudited)
Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

 AAA      --  Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.
 AA       --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
 A        --  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic
              conditions than bonds in higher rated categories.
 BBB      --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
 BB, B,   --  Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
 CCC,         balance, as predominantly speculative with respect to the
 CC and C     issuer's capacity to pay interest and repay principal in
              accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of
              speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest rating within its generic category.

 Aaa      --  Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 Aa       --  Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in
              "Aaa" securities.
 A        --  Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
 Baa      --  Bonds rated "Baa" are considered to be medium grade obligations,
              i.e., they are neither highly protected nor poorly secured.
              Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
 Ba       --  Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
 B        --  Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
 NR       --  Indicates that the bond is not rated by Standard & Poor's or
              Moody's.

Short-Term Security Ratings

 VMIG 1   --  Moody's highest rating for issues having demand feature --
              variable-rate demand obligation (VRDO).
 P-1      --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
 A-1      --  Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Security Descriptions

 AMBAC  --  AMBAC Indemnity Corporation                  MBIA  --  Municipal Bond Investors Assurance Corporation
 FGIC   --  Financial Guaranty Insurance Company         PCR   --  Pollution Control Revenue
 GO     --  General Obligation                           PSFG  --  Permanent School Fund Guaranty
 ISD    --  Independent School District                  VRDN  --  Variable Rate Demand Note

                     [This page intentionally left blank.]

Statements of Assets and Liabilities
February 28, 2001 (unaudited)

                                                     Small          Small
                                                 Capitalization Capitalization
                                                  Value Equity      Growth
                                                  Investments    Investments
-------------------------------------------------------------------------------
ASSETS:
 Investments, at cost...........................  $705,252,597  $1,088,116,284
 Foreign currency, at cost......................            --              --
 Foreign currency segregated for futures
  contracts, at cost............................            --              --
                                                  ============  ==============
 Investments, at value..........................  $749,564,024  $  968,773,133
 Foreign currency, at value.....................            --              --
 Foreign currency segregated for futures
  contracts, at value...........................            --              --
 Cash...........................................            --              --
 Collateral for securities on loan (Note 11)....    34,543,684     100,451,494
 Receivable for securities sold.................     6,255,590       6,752,561
 Dividends and interest receivable..............     1,246,688         111,873
 Receivable for Fund shares sold................       483,027         643,215
 Receivable for open forward foreign currency
  contracts (Note 6)............................            --              --
 Receivable from manager........................            --              --
                                                  ------------  --------------
 Total Assets...................................   792,093,013   1,076,732,276
                                                  ------------  --------------
LIABILITIES:
 Payable for securities on loan (Note 11).......    34,543,684     100,451,494
 Payable to bank................................     5,207,329       1,926,937
 Management fees payable........................       360,918         453,977
 Payable for securities purchased...............       219,854       3,487,058
 Administration fees payable....................       121,565         163,938
 Payable to broker -- variation margin..........        22,800          47,500
 Payable for open forward foreign currency
  contracts (Note 6)............................            --              --
 Unrealized depreciation on open swap contracts
  (Note 12).....................................            --              --
 Payable for open swap contracts (Note 12)......            --              --
 Accrued expenses...............................       368,713         717,845
                                                  ------------  --------------
 Total Liabilities..............................    40,844,863     107,248,749
                                                  ------------  --------------
Total Net Assets................................  $751,248,150  $  969,483,527
                                                  ============  ==============
NET ASSETS:
 Par value of shares of beneficial interest.....  $     64,481  $       71,952
 Capital paid in excess of par value............   709,189,365   1,075,670,446
 Undistributed (overdistributed) net investment
  income........................................     8,900,469              --
 Accumulated net investment loss................            --      (2,259,361)
 Accumulated net realized gain (loss) from
  security transactions, foreign currencies,
  futures contracts and swap contracts..........   (11,042,792)     15,592,491
 Net unrealized appreciation (depreciation) of
  investments, foreign currencies, futures
  contracts and swap contracts..................    44,136,627    (119,592,001)
                                                  ------------  --------------
Total Net Assets................................  $751,248,150  $  969,483,527
                                                  ============  ==============
Shares Outstanding..............................    64,480,936      71,952,179
                                                  ============  ==============
Net Asset Value.................................        $11.65          $13.47
                                                  ============  ==============

                       See Notes to Financial Statements.

                         Emerging
 International            Markets               International
     Equity               Equity                Fixed Income              Balanced
  Investments           Investments              Investments             Investments
-------------------------------------------------------------------------------------
 $1,151,936,740        $ 283,411,144            $215,454,743             $49,689,405
      4,550,099            1,626,261               5,638,230                      --
       (879,735)                  --                      --                      --
 ==============        =============            ============             ===========
 $1,085,968,966        $ 263,039,428            $215,422,538             $51,197,667
      4,790,437            1,339,273               5,629,191                      --
      1,440,202                   --                      --                      --
        436,476            3,258,837                  64,752                 369,548
    159,609,559            1,540,659              41,509,000               4,979,532
      3,194,889              653,246                      --               1,265,148
      1,752,049              310,244               4,651,152                 272,346
        652,889              260,481                 290,474                   2,900
      1,277,625                3,264               1,853,544                      --
             --                   --                      --                  47,962
 --------------        -------------            ------------             -----------
  1,259,123,092          270,405,432             269,420,651              58,135,103
 --------------        -------------            ------------             -----------
    159,609,559            1,540,659              41,509,000               4,979,532
             --                   --                      --                      --
        507,852              188,744                  86,777                      --
      5,807,381            2,973,545                      --               1,760,836
        176,729               41,944                  34,711                      --
        412,747               58,640                      --                      --
      1,253,197               11,108               1,054,068                      --
             --              195,034                      --                      --
             --               13,293                      --                      --
      1,055,073              639,293                 241,849                  65,576
 --------------        -------------            ------------             -----------
    168,822,538            5,662,260              42,926,405               6,805,944
 --------------        -------------            ------------             -----------
 $1,090,300,554        $ 264,743,172            $226,494,246             $51,329,159
 ==============        =============            ============             ===========
 $      113,423        $      44,994            $     31,005             $     5,480
  1,052,448,997          390,405,025             253,607,902              49,711,500
    (10,163,921)                  --             (21,541,695)                707,617
             --             (534,573)                     --                      --
    111,786,073         (104,218,264)             (6,379,663)               (603,700)
    (63,884,018)         (20,954,010)                776,697               1,508,262
 --------------        -------------            ------------             -----------
 $1,090,300,554        $ 264,743,172            $226,494,246             $51,329,159
 ==============        =============            ============             ===========
    113,423,481           44,994,179              31,005,127               5,480,364
 ==============        =============            ============             ===========
          $9.61                $5.88                   $7.31                   $9.37
 ==============        =============            ============             ===========

                       See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended February 28, 2001 (unaudited)

                                                      Small          Small
                                                  Capitalization Capitalization
                                                   Value Equity      Growth
                                                   Investments    Investments
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.......................................   $   734,990   $   2,519,331
 Dividends......................................    10,878,144       1,109,578
 Less: Foreign withholding tax..................        (5,478)           (541)
                                                   -----------   -------------
 Total Investment Income........................    11,607,656       3,628,368
                                                   -----------   -------------
EXPENSES:
 Management fees (Note 2).......................     2,314,474       3,685,468
 Administration fees (Note 2)...................       829,305       1,210,274
 Shareholder and system servicing fees..........       459,657         849,159
 Custody........................................        41,655          95,211
 Registration fees..............................        19,836          24,795
 Shareholder communications.....................        17,356          27,521
 Audit and legal................................        14,876          14,876
 Trustees' fees.................................         7,035          13,341
 Pricing service fees...........................            --              --
 Other..........................................         4,960           5,951
                                                   -----------   -------------
 Total Expenses.................................     3,709,154       5,926,596
 Less: Management fee waiver (Note 2)...........            --              --
                                                   -----------   -------------
 Net Expenses...................................     3,709,154       5,926,596
                                                   -----------   -------------
Net Investment Income (Loss)....................     7,898,502      (2,298,228)
                                                   -----------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, FOREIGN
CURRENCIES AND SWAP CONTRACTS (NOTES 3, 4, 6 AND
12):
 Realized Gain (Loss) From:
  Security transactions (excluding short-term
   securities)..................................     3,009,311     (37,817,820)
  Futures contracts.............................    (1,543,336)       (627,147)
  Foreign currency transactions.................            --              --
  Swap contracts................................            --              --
                                                   -----------   -------------
 Net Realized Gain (Loss).......................     1,465,975     (38,444,967)
                                                   -----------   -------------
 Change in Net Unrealized Appreciation
 (Depreciation) of Investments, Futures
 Contracts, Foreign Currencies and Swap
 Contracts:
  Beginning of period...........................   (39,582,697)    254,672,399
  End of period.................................    44,136,627    (119,592,001)
                                                   -----------   -------------
 Change in Net Unrealized Appreciation
  (Depreciation)................................    83,719,324    (374,264,400)
                                                   -----------   -------------
Net Gain (Loss) on Investments, Foreign
 Currencies, Futures Contracts and Swap
 Contacts.......................................    85,185,299    (412,709,367)
                                                   -----------   -------------
Increase (Decrease) in Net Assets From
 Operations.....................................   $93,083,801   $(415,007,595)
                                                   ===========   =============

                       See Notes to Financial Statements.

                        Emerging
International           Markets                 International
   Equity                Equity                 Fixed Income                Balanced
 Investments          Investments                Investments               Investments
---------------------------------------------------------------------------------------
$   1,282,693         $    357,038              $  5,939,929               $   959,088
    4,479,175            1,743,434                        --                   132,650
     (472,960)            (196,653)                   (9,692)                     (716)
-------------         ------------              ------------               -----------
    5,288,908            1,903,819                 5,930,237                 1,091,022
-------------         ------------              ------------               -----------
    3,803,130            1,166,779                   564,366                   157,440
    1,314,490              259,284                   225,747                    54,437
      771,689              292,769                   184,223                    84,303
      442,333              415,906                    89,260                    14,876
       24,795               17,356                    24,321                    12,397
       24,795                9,949                     9,917                     1,984
       14,629               14,382                    14,877                    12,876
       14,876                3,472                     3,224                     1,488
       71,144               19,637                     2,480                     4,463
        9,917                3,167                     1,240                       983
-------------         ------------              ------------               -----------
    6,491,798            2,202,701                 1,119,655                   345,247
           --                   --                        --                   (73,407)
-------------         ------------              ------------               -----------
    6,491,798            2,202,701                 1,119,655                   271,840
-------------         ------------              ------------               -----------
   (1,202,890)            (298,882)                4,810,582                   819,182
-------------         ------------              ------------               -----------
      776,297          (15,809,916)               (8,574,131)                  130,783
   (2,235,893)            (829,890)                       --                        --
      411,162             (500,864)               (3,040,916)                       --
           --             (416,474)                       --                        --
-------------         ------------              ------------               -----------
   (1,048,434)         (17,557,144)              (11,615,047)                  130,783
-------------         ------------              ------------               -----------
  182,349,453           24,491,482               (13,096,912)                6,567,680
  (63,884,018)         (20,954,010)                  776,697                 1,508,262
-------------         ------------              ------------               -----------
 (246,233,471)         (45,445,492)               13,873,609                (5,059,418)
-------------         ------------              ------------               -----------
 (247,281,905)         (63,002,636)                2,258,562                (4,928,635)
-------------         ------------              ------------               -----------
$(248,484,795)        $(63,301,518)             $  7,069,144               $(4,109,453)
=============         ============              ============               ===========

                       See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2001 (unaudited)

                                                      Small          Small
                                                  Capitalization Capitalization
                                                   Value Equity      Growth
                                                   Investments    Investments
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)...................   $  7,898,502  $  (2,298,228)
 Net realized gain (loss).......................      1,465,975    (38,444,967)
 Change in net unrealized appreciation
  (depreciation)................................     83,719,324   (374,264,400)
                                                   ------------  -------------
 Increase (Decrease) in Net Assets From
  Operations....................................     93,083,801   (415,007,595)
                                                   ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..........................     (9,951,901)            --
 Net realized gain..............................    (10,513,330)  (256,399,702)
                                                   ------------  -------------
 Decrease in Net Assets From Distributions to
  Shareholders..................................    (20,465,231)  (256,399,702)
                                                   ------------  -------------
FUND SHARE TRANSACTIONS (NOTE 13):
 Net proceeds from sale of shares...............    255,012,296    200,883,533
 Net asset value of shares issued for
  reinvestment of dividends.....................     20,169,877    253,119,171
 Cost of shares reacquired......................   (448,908,863)  (385,168,380)
                                                   ------------  -------------
 Increase (Decrease) in Net Assets From Fund
  Share Transactions............................   (173,726,690)    68,834,324
                                                   ------------  -------------
Increase (Decrease) in Net Assets...............   (101,108,120)  (602,572,973)
NET ASSETS:
 Beginning of period............................    852,356,270  1,572,056,500
                                                   ------------  -------------
 End of period*.................................   $751,248,150  $ 969,483,527
                                                   ============  =============
* Includes undistributed (overdistributed) net
  investment income of:.........................     $8,900,469             --
                                                   ============  =============
* Includes accumulated net investment loss of:..             --    $(2,259,361)
                                                   ============  =============

                       See Notes to Financial Statements.

                          Emerging
 International            Markets                 International
     Equity                Equity                 Fixed Income                Balanced
  Investments           Investments                Investments               Investments
-----------------------------------------------------------------------------------------
 $   (1,202,890)        $   (298,882)             $  4,810,582               $   819,182
     (1,048,434)         (17,557,144)              (11,615,047)                  130,783
   (246,233,471)         (45,445,492)               13,873,609                (5,059,418)
 --------------         ------------              ------------               -----------
   (248,484,795)         (63,301,518)                7,069,144                (4,109,453)
 --------------         ------------              ------------               -----------
     (5,301,747)                  --                (5,120,756)                 (652,332)
   (175,743,898)                  --                        --                (4,542,209)
 --------------         ------------              ------------               -----------
   (181,045,645)                  --                (5,120,756)               (5,194,541)
 --------------         ------------              ------------               -----------
    184,132,254           76,645,169                30,888,218                13,147,428
    178,396,250                   --                 4,996,192                 5,178,730
   (411,725,460)         (53,666,671)              (46,904,559)              (16,502,832)
 --------------         ------------              ------------               -----------
    (49,196,956)          22,978,498               (11,020,149)                1,823,326
 --------------         ------------              ------------               -----------
   (478,727,396)         (40,323,020)               (9,071,761)               (7,480,668)
  1,569,027,950          305,066,192               235,566,007                58,809,827
 --------------         ------------              ------------               -----------
 $1,090,300,554         $264,743,172              $226,494,246               $51,329,159
 ==============         ============              ============               ===========
   $(10,163,921)                  --              $(21,541,695)                 $707,617
 ==============         ============              ============               ===========
             --            $(534,573)                       --                        --
 ==============         ============              ============               ===========

                       See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Year Ended August 31, 2000

                                                    Small           Small
                                                Capitalization  Capitalization
                                                 Value Equity       Growth
                                                 Investments     Investments
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).................  $  15,989,342   $   (7,139,583)
 Net realized gain (loss).....................        895,402      341,232,577
 Change in net unrealized appreciation
  (depreciation)..............................     27,487,027      208,778,024
                                                -------------   --------------
 Increase (Decrease) in Net Assets From
  Operations..................................     44,371,771      542,871,018
                                                -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income........................    (11,434,061)              --
 Net realized gains...........................    (13,216,365)    (126,863,990)
 Capital......................................             --               --
                                                -------------   --------------
 Decrease in Net Assets From Distributions to
  Shareholders................................    (24,650,426)    (126,863,990)
                                                -------------   --------------
FUND SHARE TRANSACTIONS (NOTE 13):
 Net proceeds from sale of shares.............    393,746,759      767,942,532
 Net asset value of shares issued for
  reinvestment of dividends...................     24,343,197      125,799,117
 Cost of shares reacquired ...................   (329,419,128)    (847,067,721)
                                                -------------   --------------
 Increase (Decrease) in Net Assets From Fund
  Share Transactions..........................     88,670,828       46,673,928
                                                -------------   --------------
Increase (Decrease) in Net Assets.............    108,392,173      462,680,956
NET ASSETS:
 Beginning of year............................    743,964,097    1,109,375,544
                                                -------------   --------------
 End of year*.................................  $ 852,356,270   $1,572,056,500
                                                =============   ==============
* Includes undistributed (overdistributed) net
  investment income of:.......................    $10,953,868          $38,867
                                                =============   ==============

                       See Notes to Financial Statements.

                         Emerging
 International           Markets               International
     Equity               Equity               Fixed Income               Balanced
  Investments          Investments              Investments             Investments
-------------------------------------------------------------------------------------
 $    8,870,855        $   (651,967)           $ 11,427,956             $  1,784,340
    314,004,601          46,111,839             (17,710,212)               3,934,851
    (46,145,757)        (29,806,823)             (9,313,918)               3,565,736
 --------------        ------------            ------------             ------------
    276,729,699          15,653,049             (15,596,174)               9,284,927
 --------------        ------------            ------------             ------------
    (12,669,393)         (1,264,598)             (1,966,695)              (1,518,410)
   (127,919,361)                 --                      --               (9,419,182)
             --                  --              (9,890,447)                      --
 --------------        ------------            ------------             ------------
   (140,588,754)         (1,264,598)            (11,857,142)             (10,937,592)
 --------------        ------------            ------------             ------------
  1,449,337,154         202,690,130              92,243,417               24,673,799
    139,035,729           1,253,787              11,547,158               10,908,492
 (1,540,955,012)       (230,891,689)            (77,025,006)             (49,985,520)
 --------------        ------------            ------------             ------------
     47,417,871         (26,947,772)             26,765,569              (14,403,229)
 --------------        ------------            ------------             ------------
    183,558,816         (12,559,321)               (687,747)             (16,055,894)
  1,385,469,134         317,625,513             236,253,754               74,865,721
 --------------        ------------            ------------             ------------
 $1,569,027,950        $305,066,192            $235,566,007             $ 58,809,827
 ==============        ============            ============             ============
    $(1,587,716)          $(142,940)            $(9,433,934)                $540,767
 ==============        ============            ============             ============

                       See Notes to Financial Statements.

Notes to Financial Statements
(unaudited)

1. Significant Accounting Policies

Small Capitalization Value Equity Investments, Small Capitalization Growth In-vestments, International Equity Investments, Emerging Markets Equity Invest-ments, International Fixed Income Investments and Balanced Investments ("Port-folios") are separate investment portfolios of the Consulting Group Capital Markets Funds ("Fund"). The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers twelve other portfolios:
Large Capitalization Value Equity Investments, Large Capitalization Growth In-vestments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Invest-ments, High Yield Investments, Multi-Sector Fixed Income Investments, Govern-ment Money Investments, Multi-Strategy Market Neutral Investments and Global Sciences and Technology Investments. The financial statements and financial highlights for these other portfolios are presented in separate shareholder re-ports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obli-gations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus am-ortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-divi-dend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of se-curities are calculated by using the specific identification method; (f) divi-dends and distributions to shareholders are recorded on the ex-dividend date;
(g) the accounting records of the Fund are maintained in U.S. dollars. All as-sets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and ex-penses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custo-dian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 2000, reclassifications were made to the capital accounts of Small Capitalization Value Equity Investments, Small Capitalization Growth Invest-ments, International Equity Investments, Emerging Markets Equity Investments and Balanced Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. According-ly, a portion of paid-in capital amounting to $1,063,545 was reclassified to accumulated net realized gain for Small Capitalization Growth Investments. In addition, a portion of overdistributed net investment income amounting to $977,140 was reclassified to paid-in capital for Emerging Markets Equity In-vestments. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic en-vironment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, certain Portfolios may from time to time enter into futures con-tracts in order to hedge market risk. Also, certain Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference be-tween the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are set-tled.

Notes to Financial Statements
(unaudited) (continued)

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SSBC provides investment evaluation services with respect to the investment ad-visors of the Fund. SSBC has entered into a sub-advisory agreement with each sub-advisor selected for the Portfolios (collectively, "Sub-Advisors").

Under the Management Agreement, each Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfo-lio's average daily net assets. In addition, SSBC pays each Sub-Advisor, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis.

Indicated below for each Portfolio is the applicable maximum allowable manage-ment fee, actual management fee incurred, sub-advisory fee and the sub-advisor. The maximum allowable management fee represents the total amount that could be charged to the Portfolio while the actual management fee is what the Portfolio incurred during the reporting period. The actual management fee could fluctuate from year to year if sub-advisors are added or terminated in a particular Portfolio.

                                                                            Actual      Maximum
                                                                   Sub-   Management   Allowable
                                                                  Advisor    Fee         Annual
Portfolio                              Sub-Advisor                  Fee    Incurred  Management Fee
---------------------------------------------------------------------------------------------------
Small Capitalization
 Value Equity
 Investments                                                                 0.56%        0.80%
                         NFJ Investment Group
                           on the first $450 million               0.50%
                           on the amount over $450 million         0.45
                         Mellon Capital Management Corp.           0.06
                         Rutabaga Capital Management LLC           0.50

Small Capitalization
 Growth Investments                                                          0.62         0.80
                         Wall Street Associates                    0.50
                         Mellon Capital Management Corp.           0.06
                         Westpeak Investment Advisors, L.P.        0.50
                         Kern Capital Management LLC               0.50
                         Westfield Capital Management Co., Inc.    0.50

International Equity
 Investments                                                                 0.57         0.70
                         Oechsle International Advisors, LLC       0.40
                         Zurich Scudder Investments, Inc.
                           on the first $300 million               0.45
                           on the amount over $300 million         0.40

                         State Street Global Advisors              0.06

Emerging Markets Equity
 Investments                                                                 0.90         0.90
                         Foreign & Colonial Emerging Markets Ltd.  0.60
                         State Street Global Advisors              0.60
                         Baring Asset Management, Inc.             0.60

International Fixed
 Income Investments                                                          0.50         0.50
                         Julius Baer Investment Management Inc.    0.25

Balanced Investments                                                         0.58         0.60
                         Laurel Capital Advisors, LLP              0.30
                         Seix Investment Advisors, Inc.            0.25

For the six months ended February 28, 2001, SSBC waived $73,407 of its manage-ment fee for Balanced Investments.

Notes to Financial Statements
(unaudited) (continued)

SSBC also acts as the Fund's administrator for which each Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is re-sponsible for shareholder recordkeeping and financial processing for all share-holder accounts and is paid by CFTC. For the six months ended February 28, 2001, the Portfolios paid transfer agent fees totaling $1,670,108 to CFTC. The totals for each Portfolio were as follows:

                                                                  Transfer Agent
Portfolio                                                              Fees
--------------------------------------------------------------------------------
Small Capitalization Value Equity Investments....................    $411,425
Small Capitalization Growth Investments..........................     422,670
International Equity Investments.................................     410,466
Emerging Markets Equity Investments..............................     277,568
International Fixed Income Investments...........................     146,087
Balanced Investments.............................................       1,892

For the six months ended February 28, 2001, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, received brokerage commissions of $9,511.

All officers and one Trustee of the Fund are employees of SSB.

3. Investments

During the six months ended February 28, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                              Purchases      Sales
-------------------------------------------------------------------------------
Small Capitalization Value Equity Investments........ $217,701,366 $393,987,519
Small Capitalization Growth Investments..............  411,837,753  593,438,915
International Equity Investments.....................  246,772,125  427,908,691
Emerging Markets Equity Investments..................  112,461,879   92,609,626
International Fixed Income Investments...............  307,518,240  319,850,636
Balanced Investments.................................   58,849,252   63,086,585

At February 28, 2001, the aggregate gross unrealized appreciation and deprecia-tion of investments for Federal income tax purposes were substantially as fol-lows:

                                                                Net Unrealized
                                                                 Appreciation
Portfolio                           Appreciation Depreciation   (Depreciation)
------------------------------------------------------------------------------
Small Capitalization Value Equity
 Investments....................... $113,412,030 $ (69,100,603) $  44,311,427
Small Capitalization Growth
 Investments.......................  163,682,627  (283,025,778)  (119,343,151)
International Equity Investments...   99,360,608  (165,328,382)   (65,967,774)
Emerging Markets Equity
 Investments.......................   22,749,286   (43,121,002)   (20,371,716)
International Fixed Income
 Investments.......................    3,435,925    (3,468,130)       (32,205)
Balanced Investments...............    3,504,151    (1,995,889)     1,508,262

Notes to Financial Statements
(unaudited) (continued)

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recog-nized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also seg-regated up to the current market value of the futures contract. During the pe-riod the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily ba-sis to reflect the market value of the contract at the end of each day's trad-ing. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At February 28, 2001, Small Capitalization Value Equity Investments, Small Cap-italization Growth Investments, International Equity Investments and Emerging Markets Equity Investments had the following open futures contracts:

Small Capitalization Value Equity Investments

                            # of                 Basis      Market   Unrealized
Purchased Contracts       Contracts Expiration   Value      Value       Loss
-------------------------------------------------------------------------------
Russell 2000............      12       3/01    $3,026,000 $2,851,200 $(174,800)
                                                                     =========

Small Capitalization Growth Investments

                            # of                 Basis      Market   Unrealized
Purchased Contracts       Contracts Expiration   Value      Value       Loss
-------------------------------------------------------------------------------
Russell 2000............      25       3/01    $6,188,850 $5,940,000 $(248,850)
                                                                     =========

International Equity Investments

                                                                     Unrealized
                            # of                 Basis      Market      Gain
Purchased Contracts       Contracts Expiration   Value      Value      (Loss)
-------------------------------------------------------------------------------
SPI 200.................      51       3/01    $2,202,619 $2,226,288 $  23,669
Deutsche Terminboerse
 DAX....................      21       3/01     3,050,585  3,000,295   (50,290)
IBEX 35 PLUS............       3       3/01       275,552    264,306   (11,246)
London Financial Times
 Stock Exchange 100.....      31       3/01     2,744,711  2,637,953  (106,758)
Marche A Terme
 International de France
 Cac 40.................      56       3/01     2,839,060  2,765,416   (73,644)
MIB 30..................       7       3/01     1,412,733  1,298,832  (113,901)
Osaka Securities
 Exchange Nikkei 300....     158       3/01     3,430,485  3,398,558   (31,927)
Hang Seng Index Future..      23       3/01     2,224,970  2,176,320   (48,650)
                                                                     ---------
Total                                                                $(412,747)
                                                                     =========

Emerging Markets Equity Investments

                            # of                 Basis      Market   Unrealized
Purchased Contracts       Contracts Expiration   Value      Value       Loss
-------------------------------------------------------------------------------
Taiwan MSCI.............      73       3/01    $1,951,530 $1,892,890 $ (58,640)
                                                                     =========

Notes to Financial Statements
(unaudited) (continued)

5. Foreign Securities

International Equity Investments, Emerging Markets Equity Investments and In-ternational Fixed Income Investments invest in foreign securities which may in-volve risks not present in domestic investments. Since securities may be denom-inated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the rela-tionship of these foreign currencies to the U.S. dollar can significantly af-fect the value of the investments and earnings of the Portfolios. Foreign in-vestments may also subject the Portfolios to foreign government exchange re-strictions, expropriation, taxation or other political, social or economic de-velopments, all of which could affect the market and/or credit risk of the in-vestments.

6. Forward Foreign Currency Contracts

At February 28, 2001, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain
(loss) on the contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

                          Local            Market         Settlement       Unrealized
Foreign Currency        Currency           Value             Date          Gain (Loss)
------------------     -----------       ----------       ----------       -----------
To Sell:
 Australian Dollar         600,000       $  314,506         3/5/01          $  24,344
 Australian Dollar       2,150,000        1,126,981         3/5/01               (381)
 Euro                    2,100,000        1,931,295         3/5/01           (119,415)
 Euro                    4,200,000        3,862,591         3/5/01           (132,361)
 Euro                    3,000,000        2,758,993         3/5/01             36,707
 Euro                    6,000,000        5,517,987         3/5/01            172,410
 Euro                    3,070,000        2,823,370         3/5/01             46,527
 Euro                    1,900,000        1,747,363         3/5/01             (2,004)
 Euro                    3,000,000        2,758,993         3/5/01             12,227
 Euro                    3,200,000        2,942,926         3/5/01            (27,566)
 British Pound              50,000           72,111         3/5/01                364
 British Pound           2,400,000        3,461,332         3/5/01            131,948
 British Pound             894,000        1,289,346         3/5/01             23,225
 British Pound             540,000          778,800         3/5/01              1,460
 British Pound           1,000,000        1,442,222         3/5/01              4,704
 British Pound           1,970,000        2,841,176         3/5/01             10,399
 Japanese Yen          119,323,794        1,017,439         3/1/01              4,729
 Japanese Yen          220,000,000        1,876,926         3/5/01            136,804
 Japanese Yen          149,000,000        1,271,191         3/5/01             85,451
 Japanese Yen          100,000,000          853,148         3/5/01             13,809
 Japanese Yen          143,900,000        1,227,680         3/5/01             24,277
 Japanese Yen          128,000,000        1,092,030         3/5/01             12,180
 Japanese Yen          148,000,000        1,262,659         3/5/01              7,509
                                                                            ---------
                                                                              467,347
                                                                            ---------

Notes to Financial Statements
(unaudited) (continued)

                                Local      Market   Settlement Unrealized
Foreign Currency              Currency     Value       Date    Gain (Loss)
---------------------------  ----------- ---------- ---------- -----------
To Buy:
 Australian Dollar               450,000 $  235,880   3/5/01    $  (1,000)
 Australian Dollar             2,300,000  1,205,608   3/5/01     (105,737)
 Australian Dollar             2,150,000  1,126,125   6/5/01           (2)
 Euro                            301,656    277,406   3/1/01        2,918
 Euro                            280,442    257,901   3/2/01        1,572
 Euro                             55,153     50,720   3/2/01          134
 Euro                          5,463,000  5,024,127   3/5/01      322,123
 Euro                          4,207,000  3,869,029   3/5/01       89,880
 Euro                          3,900,000  3,586,692   3/5/01     (123,378)
 Euro                          6,000,000  5,517,987   3/5/01     (131,253)
 Euro                          4,000,000  3,678,658   3/5/01      (81,622)
 Euro                          2,900,000  2,667,027   3/5/01      (24,028)
 Euro                          3,200,000  2,945,323   6/5/01       27,243
 Euro                            105,072     96,625   3/1/01          883
 Euro                             82,930     76,264   3/2/01          249
 British Pound                 4,194,000  6,048,677   3/5/01       83,549
 British Pound                 1,100,000  1,586,444   3/5/01      (64,574)
 British Pound                 1,560,000  2,249,866   3/5/01      (12,010)
 British Pound                 1,970,000  2,837,540   6/5/01      (11,652)
 Japanese Yen                 63,209,480    538,969   3/1/01       (2,505)
 Japanese Yen                108,246,985    923,119   3/2/01       (8,839)
 Japanese Yen                369,481,000  3,152,221   3/5/01     (249,685)
 Japanese Yen                149,419,000  1,274,766   3/5/01      (98,318)
 Japanese Yen                370,000,000  3,156,649   3/5/01      (49,590)
 Japanese Yen                148,000,000  1,278,673   6/5/01       (7,277)
                                                                ---------
                                                                 (442,919)
                                                                ---------
 Net Unrealized Gain on
  Open Forward Foreign
  Currency Contracts                                            $  24,428
                                                                =========
Emerging Markets Equity Investments

                                Local      Market   Settlement Unrealized
Foreign Currency              Currency     Value       Date    Gain (Loss)
---------------------------  ----------- ---------- ---------- -----------
To Sell:
 Korean Won                  430,841,000 $  340,720  5/23/01    $   3,264
 Mexican Peso                  6,746,000    675,498  5/23/01       (2,715)
 South African Rand            2,747,000    351,193  5/23/01       (6,958)
                                                                ---------
                                                                   (6,409)
                                                                ---------
To Buy:
 Euro                          1,196,293  1,100,978  5/23/01       (1,435)
                                                                ---------
Net Unrealized Loss on Open
 Forward Foreign Currency
 Contracts                                                      $  (7,844)
                                                                =========

Notes to Financial Statements
(unaudited) (continued)

International Fixed Income Investments

                                          Local              Market       Settlement Unrealized
Forward Foreign Currency Contracts       Currency            Value           Date    Gain (Loss)
----------------------------------  ------------------ ------------------ ---------- -----------
To Buy:
 Euro                                    13,075,763       $12,024,804       3/2/01    $ 842,804
 Japanese Yen                         1,339,000,000        11,490,800      4/17/01       14,281
                                                                                      ---------
                                                                                        857,085
                                                                                      ---------
To Sell:
 Euro                                    12,484,788        11,481,328       3/2/01     (299,328)
 Japanese Yen                         1,339,000,000        11,490,800      4/17/01        4,242
                                                                                      ---------
                                                                                       (295,086)
                                                                                      ---------
Forward Foreign Cross
Currency Contracts*                             Market Value
----------------------------------  -------------------------------------
                                      British Pound           Euro
                                    ------------------ ------------------
To Buy:
 British Pound vs. Euro               $   7,973,323       $ 7,985,354      3/14/01      (12,031)
                                          7,945,923         7,950,734      3/14/01       (4,811)

                                      British Pound    South African Rand
                                    ------------------ ------------------

 British Pound vs. South
  African Rand                        $   2,160,750       $ 2,205,445      5/29/01      (44,695)

                                     Canadian Dollar          Euro
                                    ------------------ ------------------

 Canadian Dollar vs. Euro             $   7,738,654       $ 7,838,057      4/20/01      (99,403)


                                           Euro          British Pound
                                    ------------------ ------------------

 Euro vs. British Pound               $   8,368,394       $ 7,973,323      3/14/01      395,071
                                          7,923,202         7,945,923      3/14/01      (22,721)

                                           Euro         Canadian Dollar
                                    ------------------ ------------------

 Euro vs. Canadian Dollar             $   6,564,260       $ 6,634,905      4/20/01      (70,645)
                                          8,806,526         8,842,403      4/20/01      (35,877)

                                           Euro           Japanese Yen
                                    ------------------ ------------------

 Euro vs. Japanese Yen                $   7,385,280       $ 7,385,426      3/27/01         (146)

                                           Euro           Mexican Peso
                                    ------------------ ------------------

 Euro vs. Mexican Peso                $   2,788,736       $ 2,927,805      4/19/01     (139,069)

                                           Euro         Norwegian Krone
                                    ------------------ ------------------

 Euro vs. Norwegian Krone             $   4,301,527       $ 4,293,026      5/21/01        8,501

                                           Euro        South African Rand
                                    ------------------ ------------------

 Euro vs. South African
  Rand                                $   6,641,224       $ 6,340,098       3/5/01      301,126

                                           Euro          Swedish Krone
                                    ------------------ ------------------

 Euro vs. Swedish Krone               $  11,692,010       $11,533,837      5/14/01      158,173

                                       Japanese Yen           Euro
                                    ------------------ ------------------

 Japanese Yen vs. Euro                $  13,196,210       $13,066,863      3/27/01      129,346
                                         19,988,575        20,025,437      3/27/01      (36,862)

                                    South African Rand        Euro
                                    ------------------ ------------------
 South African Rand vs.
  Euro                                $   6,340,098       $ 6,628,578       3/5/01     (288,480)
                                                                                      ---------
                                                                                        237,477
                                                                                      ---------
Net Unrealized Gain on
 Open Forward Foreign &
 Cross Currency Contracts                                                             $ 799,476
                                                                                      =========

Notes to Financial Statements
(unaudited) (continued)

*Local Currency on Cross
 Currency Forwards                                  Buy                   Sell
-----------------------------------------      -------------           -----------
 Buy British Pound vs. Euro                    $   5,529,000           $ 8,681,793
 Buy British Pound vs. Euro                        5,510,000             8,644,154
 Buy British Pound vs. South African Rand          1,500,000            17,266,650
 Buy Canadian Dollar vs. Euro                     11,845,500             8,518,327
 Buy Euro vs. British Pound                        9,098,239             5,529,000
 Buy Euro vs. British Pound                        8,614,221             5,510,000
 Buy Euro vs. Canadian Dollar                      7,133,976            10,156,000
 Buy Euro vs. Canadian Dollar                      9,570,850            13,535,000
 Buy Euro vs. Japanese Yen                         8,027,907           863,000,000
 Buy Euro vs. Mexican Peso                         3,030,796            28,895,000
 Buy Euro vs. Norwegian Krone                      4,673,972            38,600,000
 Buy Euro vs. South African Rand                   7,221,355            49,020,000
 Buy Euro vs. Swedish Krone                       12,704,840           113,200,000
 Buy Japanese Yen vs. Euro                     1,542,000,000            14,203,865
 Buy Japanese Yen vs. Euro                     2,335,700,000            21,767,940
 Buy South African Rand vs. Euro                  49,020,000             7,207,605

7. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. govern-ment securities from banks and securities dealers subject to agreements to re-sell the securities to the sellers at a future date (generally, the next busi-ness day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the col-lateral in amounts at least equal to the repurchase price.

8. Capital Loss Carryforward

At August 31, 2000, Emerging Markets Equity Investments and International Fixed Income Investments had, for Federal income tax purposes, approximately the fol-lowing unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Portfolio                                      Total       2007        2008
------------------------------------------------------------------------------
Emerging Markets Equity Investments........ $83,792,000 $83,792,000         --
International Fixed Income Investments.....   1,461,000          -- $1,461,000

To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

Notes to Financial Statements
(unaudited) (continued)

9. Securities Traded on a To-Be-Announced Basis

The Portfolios may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particu-larly the face amount and maturity date in GNMA transactions. Securities pur-chased on a TBA basis are not settled until they are delivered to the Fund nor-mally 15 to 45 days later. These transactions are subject to market fluctua-tions and their current value is determined in the same manner as for other se-curities.

At February 28, 2001, the Portfolios did not have any TBA securities.

10. Short Sales of Securities

A short sale is a transaction in which a Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a bro-ker to borrow the securities to be delivered to the buyer. The proceeds re-ceived by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securi-ties borrowed at their market price at the time of replacement, whatever that price may be.

At February 28, 2001, the Portfolios did not have any open short sale transac-tions.

11. Lending of Portfolio Securities

The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At February 28, 2001, the Portfolios listed below had securities on loan. The market value for the securities on loan was as follows:

Portfolio                                                              Value
-------------------------------------------------------------------------------
Small Capitalization Value Equity Investments...................... $32,308,169
Small Capitalization Growth Investments............................  92,245,514
International Equity Investments................................... 150,870,562
Emerging Markets Equity Investments................................   1,449,097
International Fixed Income Investments.............................  39,161,614
Balanced Investments ..............................................   4,753,218

Notes to Financial Statements
(unaudited) (continued)

At February 28, 2001, Small Capitalization Value Equity Investments, Small Cap-italization Growth Investments, International Equity Investments, Emerging Mar-kets Equity Investments, International Fixed Income Investments and Balanced Investments received cash collateral which was invested as follows:

Small Capitalization Value Equity Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 Bank Brussels, 5.55% due 3/1/01................................... $ 8,813,096
 CS First Boston Corp., 5.54% due 3/1/01...........................   8,813,096
 DG Bank, AG, 5.56% due 3/1/01.....................................   8,813,096
 Suntrust Bank, 5.56% due 3/1/01...................................   3,515,892
Floating Rate Notes:
 Bear, Stearns & Co.:
  6.65% due 8/10/01................................................     172,039
  6.61% due 10/30/01...............................................   2,475,780
 Bank One Corp., 6.68% due 7/2/01..................................     978,742
 Commerzbank AG, 5.89% due 3/12/01.................................     697,148
 First Union National Bank, 6.61% due 5/23/01......................     264,795
                                                                    -----------
Total.............................................................. $34,543,684
                                                                    ===========

Small Capitalization Growth Investments

Security Description                                                  Value
-------------------------------------------------------------------------------
Time Deposits:
 Bank Brussels, 5.55% due 3/1/01.................................. $ 25,472,313
 CS First Boston Corp., 5.54% due 3/1/01..........................   25,472,313
 DG Bank, AG, 5.56% due 3/1/01....................................   25,472,313
 Suntrust Bank, 5.56% due 3/1/01..................................   10,077,936
Floating Rate Notes:
 Bear, Stearns & Co.:
  6.68% due 7/13/01...............................................    4,794,722
  6.65% due 8/10/01...............................................      278,008
  6.61% due 10/30/01..............................................    3,281,883
 Bank One Corp., 6.68% due 7/2/01.................................      540,708
 Commerzbank AG, 5.89% due 3/12/01................................      297,210
 First Union National Bank, 6.61% due 5/23/01.....................    1,211,576
 Morgan Stanley, 6.75% due 6/4/01.................................    3,552,512
                                                                   ------------
Total............................................................. $100,451,494
                                                                   ============

Notes to Financial Statements
(unaudited) (continued)

International Equity Investments

Security Description                                                  Value
-------------------------------------------------------------------------------
Time Deposits:
 Abbey National London, 5.56% due 3/1/01.......................... $  7,958,553
 Banca Intesa LDN, 5.59% due 3/1/01...............................    7,958,552
 Bayrische Hypo-Und Vereinsbk, LDN, 5.56% due 3/1/01..............    7,958,552
 CDC Ixis Capital Markets, 5.56% due 3/1/01.......................    7,958,552
 Credit Commerciale De France, 5.56% due 3/1/01...................    7,958,552
 Den Danske-Copenhagen, 5.56% due 3/1/01..........................    7,958,552
 Royal Bank of Scot Singa, 5.55% due 3/1/01.......................    4,559,565
Money Market:
 Janus Institutional, 5.57% due 3/1/01............................    7,958,552
 Merrill Lynch Funds for Institutional, 5.47% due 3/1/01..........    7,958,553
Repurchase Agreements:
 Bear, Stearns & Co., 5.53% due 3/1/01 ...........................   27,443,284
 CS First Boston Corp., 5.52% due 3/1/01..........................   27,443,284
 Morgan Stanley, 5.62% due 3/1/01.................................    6,860,822
Commercial Paper:
 Edison Asset Securitization, 5.52% due 3/1/01....................    7,957,332
 Newport Funding Corp., 5.56% due 3/1/01..........................    6,859,761
 Variable Funding Capital Corp., 5.54% due 3/1/01.................    6,859,765
 Volkswagen America, 5.54% due 3/1/01.............................    7,957,328
                                                                   ------------
Total............................................................. $159,609,559
                                                                   ============

In addition to the above noted cash collateral, International Equity Invest-ments held securities collateral with a market value of $467,894 as of February 28, 2001.

Emerging Markets Equity Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 Abbey National London, 5.56% due 3/1/01............................ $   76,822
 Banca Intesa LDN, 5.59% due 3/1/01.................................     76,821
 Bayrische Hypo-Und Vereinsbk, LDN, 5.56% due 3/1/01................     76,821
 CDC Ixis Capital Markets, 5.56% due 3/1/01.........................     76,821
 Credit Commerciale De France, 5.56% due 3/1/01.....................     76,821
 Den Danske-Copenhagen, 5.56% due 3/1/01............................     76,821
 Royal Bank of Scot Singa, 5.55% due 3/1/01.........................     44,012
Money Market:
 Janus Institutional, 5.57% due 3/1/01..............................     76,821
 Merrill Lynch Funds for Institutional, 5.47% due 3/1/01............     76,821
Repurchase Agreements:
 Bear, Stearns & Co., 5.53% due 3/1/01 .............................    264,901
 CS First Boston Corp., 5.52% due 3/1/01............................    264,901
 Morgan Stanley, 5.62% due 3/1/01...................................     66,226
Commercial Paper:
 Edison Asset Securitization, 5.52% due 3/1/01......................     76,810
 Newport Funding Corp., 5.56% due 3/1/01............................     66,215
 Variable Funding Capital Corp., 5.54% due 3/1/01...................     66,215
 Volkswagen America, 5.54% due 3/1/01...............................     76,810
                                                                     ----------
Total............................................................... $1,540,659
                                                                     ==========

Notes to Financial Statements
(unaudited) (continued)

International Fixed Income Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 Abbey National London, 5.56% due 3/1/01........................... $ 2,069,748
 Banca Intesa LDN, 5.59% due 3/1/01................................   2,069,748
 Bayrische Hypo-Und Vereinsbk, LDN, 5.56% due 3/1/01...............   2,069,748
 CDC Ixis Capital Markets, 5.56% due 3/1/01........................   2,069,748
 Credit Commerciale De France, 5.56% due 3/1/01....................   2,069,748
 Den Danske-Copenhagen, 5.56% due 3/1/01...........................   2,069,748
 Royal Bank of Scot Singa, 5.55% due 3/1/01........................   1,185,787
Money Market:
 Janus Institutional, 5.57% due 3/1/01.............................   2,069,748
 Merrill Lynch Funds for Institutional, 5.47% due 3/1/01...........   2,069,748
Repurchase Agreements:
 Bear, Stearns & Co., 5.53% due 3/1/01 ............................   7,137,062
 CS First Boston Corp., 5.52% due 3/1/01...........................   7,137,062
 Morgan Stanley, 5.62% due 3/1/01..................................   1,784,265
Commercial Paper:
 Edison Asset Securitization, 5.52% due 3/1/01.....................   2,069,431
 Newport Funding Corp., 5.56% due 3/1/01...........................   1,783,990
 Variable Funding Capital Corp., 5.54% due 3/1/01..................   1,783,990
 Volkswagen America, 5.54% due 3/1/01..............................   2,069,429
                                                                    -----------
Total.............................................................. $41,509,000
                                                                    ===========

Balanced Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 Bank Brussels, 5.55% due 3/1/01.................................... $  976,201
 CS First Boston Corp., 5.54% due 3/1/01............................    976,201
 DG Bank, AG, 5.56% due 3/1/01......................................    976,201
 Suntrust Bank, 5.56% due 3/1/01....................................    459,824
Floating Rate Notes:
 Bear, Stearns & Co.:
  6.59% due 8/3/01..................................................     99,540
  6.65% due 8/10/01.................................................    482,990
  6.50% due 9/12/01.................................................      9,465
  6.61% due 10/31/01................................................     12,543
 Commerzbank AG, 5.89% due 3/12/01..................................      7,916
 First Union National Bank, 6.51% and 6.61% due 5/21/01 and
  5/23/01...........................................................    138,863
 Morgan Stanley, 6.75% due 6/4/01...................................    117,617
Certificates of Deposit:
 First Union National Bank, 5.70% due 2/6/02........................    722,171
                                                                     ----------
Total............................................................... $4,979,532
                                                                     ==========

Notes to Financial Statements
(unaudited) (continued)

Income earned by the Portfolios from securities lending for the six months ended February 28, 2001 were as follows:

Portfolio                                                               Value
-------------------------------------------------------------------------------
Small Capitalization Value Equity Investments......................... $129,322
Small Capitalization Growth Investments...............................  797,703
International Equity Investments......................................  267,731
Emerging Markets Equity Investments...................................    4,981
International Fixed Income Investments................................   32,232
Balanced Investments .................................................    2,525

12. Swap Contracts

Emerging Markets Equity Investments has entered into an index swap agreement and a security price swap agreement with Merrill Lynch International. The Port-folio will record the difference between a predetermined fixed interest rate and the closing value on the MSCI India Index and Samsung Electronics Price. These differences are netted out in a cash settlement on the expiration date, with the portfolio receiving or paying, as the case may be, only the net amount of the two differences. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. As of February 28, 2001, the Portfolio entered into the following index swap agreements:

Swap Counterparty.......  Merrill Lynch International
Effective Date..........  June 2, 2000
Notional Amount.........  $3,000,000
Payments Made by the
 Portfolio..............  Floating Rate (Libor-3.5%)
Payments Received by the
 Portfolio..............  Floating Rate (MSCI India U.S. Dollar Total Return Index)
Termination Date........  June 14, 2001
Unrealized Depreciation
 as of February 28,
 2001...................  $106,110
Swap Counterparty.......  Merrill Lynch International
Effective Date..........  October 9, 2000
Notional Amount.........  $938,923
Payments Made by the
 Portfolio..............  Floating Rate (Libor-9%)
Payments Received by the
 Portfolio..............  Floating Rate (Samsung Electronics U.S. Dollar Total Return)
Termination Date........  October 9, 2001
Unrealized Depreciation
 as of February 28,
 2001...................  $88,924

As February 28, 2001, Emerging Markets Equity Investments had total unrealized depreciation of $195,034 from swap contracts.


13. Shares of Beneficial Interest

At February 28, 2001, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                               Six Months Ended    Year Ended
                                               February 28, 2001 August 31, 2000
                                               ----------------- ---------------
Small Capitalization Value Equity Investments
Shares sold...................................     23,900,374       39,831,689
Shares issued on reinvestment.................      1,946,899        2,499,302
Shares reacquired.............................    (40,870,362)     (33,310,074)
                                                  -----------      -----------
Net Increase (Decrease).......................    (15,023,089)       9,020,917
                                                  ===========      ===========
Small Capitalization Growth Investments
Shares sold...................................     11,505,678       34,624,515
Shares issued on reinvestment.................     18,054,149        6,431,448
Shares reacquired.............................    (22,135,838)     (38,404,335)
                                                  -----------      -----------
Net Increase..................................      7,423,989        2,651,628
                                                  ===========      ===========

Notes to Financial Statements
(unaudited) (continued)

                                               Six Months Ended    Year Ended
                                               February 28, 2001 August 31, 2000
                                               ----------------- ---------------
International Equity Investments
Shares sold...................................     16,403,950      105,173,150
Shares issued on reinvestment.................     17,353,720       10,736,350
Shares reacquired.............................    (36,545,539)    (111,118,389)
                                                  -----------     ------------
Net Increase (Decrease).......................     (2,787,869)       4,791,111
                                                  ===========     ============
Emerging Markets Equity Investments
Shares sold...................................     12,336,077      202,690,130
Shares issued on reinvestment.................             --        1,253,787
Shares reacquired.............................     (8,856,328)    (230,891,689)
                                                  -----------     ------------
Net Increase (Decrease).......................      3,479,749      (26,947,772)
                                                  ===========     ============
International Fixed Income Investments
Shares sold...................................      4,266,102       11,789,951
Shares issued on reinvestment.................        700,810        1,499,605
Shares reacquired.............................     (6,502,933)      (9,908,083)
                                                  -----------     ------------
Net Increase (Decrease).......................     (1,536,021)       3,381,473
                                                  ===========     ============
Balanced Investments
Shares sold...................................      1,326,040        2,303,883
Shares issued on reinvestment.................        541,745        1,043,398
Shares reacquired.............................     (1,647,684)      (4,649,658)
                                                  -----------     ------------
Net Increase (Decrease).......................        220,101       (1,302,377)
                                                  ===========     ============

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended Au-gust 31, except where noted:

Small Capitalization Value
Equity Investments
---------------------------------------------------------------------------------
                          2001(1)(2)    2000     1999   1998(2)    1997    1996
                          ------------------------------------------------------
Net Asset Value,
 Beginning of Period....    $10.72     $10.56   $11.11  $14.45    $11.11  $10.01
                            ------     ------   ------  ------    ------  ------
Income (Loss) From
 Operations:
 Net investment income..      0.10       0.20     0.19    0.17      0.19    0.16
 Net realized and
  unrealized gain
  (loss)................      1.10       0.30     1.28   (1.66)     4.22    1.08
                            ------     ------   ------  ------    ------  ------
Total Income (Loss) From
 Operations.............      1.20       0.50     1.47   (1.49)     4.41    1.24
                            ------     ------   ------  ------    ------  ------
Less Distributions From:
 Net investment income..     (0.13)     (0.16)   (0.20)  (0.13)    (0.19)  (0.14)
 Net realized gains.....     (0.14)     (0.18)   (1.82)  (1.72)    (0.88)     --
                            ------     ------   ------  ------    ------  ------
Total Distributions.....     (0.27)     (0.34)   (2.02)  (1.85)    (1.07)  (0.14)
                            ------     ------   ------  ------    ------  ------
Net Asset Value, End of
 Period.................    $11.65     $10.72   $10.56  $11.11    $14.45  $11.11
                            ======     ======   ======  ======    ======  ======
Total Return............     11.47%++    5.09%   13.61% (12.84)%   42.40%  12.48%
Net Assets, End of
 Period (millions)......      $751       $852     $744    $740      $622    $479
Ratios to Average Net
 Assets:
 Expenses...............      0.90%+     0.91%    0.96%   0.94%     0.90%   0.95%
 Net investment income..      1.91+      2.12     1.70    1.45      1.62    1.52
Portfolio Turnover
 Rate...................        27%        72%      53%     59%       53%     39%
Small Capitalization
Growth Investments
---------------------------------------------------------------------------------
                             2001(1)    2000(2)  1999    1998      1997    1996
                          ------------------------------------------------------
Net Asset Value,
 Beginning of Period....    $24.36     $17.93   $12.83  $18.29    $17.79  $17.19
                            ------     ------   ------  ------    ------  ------
Income (Loss) From
 Operations:
 Net investment loss....     (0.03)     (0.11)   (0.07)  (0.07)    (0.06)  (0.08)
 Net realized and
  unrealized gain
  (loss)................     (6.55)      8.66     5.68   (4.23)     2.87    3.36
                            ------     ------   ------  ------    ------  ------
Total Income (Loss) From
 Operations.............     (6.58)      8.55     5.61   (4.30)     2.81    3.28
                            ------     ------   ------  ------    ------  ------
Less Distributions From:
 Net realized gains.....     (4.31)     (2.12)   (0.51)  (1.16)    (2.31)  (2.68)
                            ------     ------   ------  ------    ------  ------
Total Distributions.....     (4.31)     (2.12)   (0.51)  (1.16)    (2.31)  (2.68)
                            ------     ------   ------  ------    ------  ------
Net Asset Value, End of
 Period.................    $13.47     $24.36   $17.93  $12.83    $18.29  $17.79
                            ======     ======   ======  ======    ======  ======
Total Return............    (27.72)%++  50.57%   44.32% (25.10)%   17.53%  21.33%
Net Assets, End of
 Period (millions)......      $969     $1,572   $1,109    $859      $777    $494
Ratios to Average Net
 Assets:
 Expenses...............      0.98%+     0.98%    0.93%   1.01%     0.90%   1.00%
 Net investment loss....     (0.38)+    (0.50)   (0.39)  (0.43)    (0.39)  (0.49)
Portfolio Turnover
 Rate...................        35%       110%     108%     91%       81%     83%

------
(1) For the six months ended February 28, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of total re-
    turn for the year.
 +  Annualized.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended Au-gust 31, except where noted:

International Equity
Investments
----------------------------------------------------------------------------------------
                          2001(1)        2000      1999      1998       1997     1996
                          -------------------------------------------------------------
Net Asset Value,
 Beginning of Period....    $13.50       $12.43    $10.69    $10.63     $10.49   $10.50
                          --------     --------  --------  --------   --------  -------
Income (Loss) From
 Operations:
 Net investment income
  (loss)................     (0.01)        0.14      0.09      0.14       0.09       --
 Net realized and
  unrealized gain
  (loss)................     (2.18)        2.19      2.39      0.21       0.87     0.44
                          --------     --------  --------  --------   --------  -------
Total Income (Loss) From
 Operations.............     (2.19)        2.33      2.48      0.35       0.96     0.44
                          --------     --------  --------  --------   --------  -------
Less Distributions From:
 Net investment income..     (0.05)       (0.11)    (0.15)    (0.17)     (0.12)   (0.17)
 Net realized gains.....     (1.65)       (1.15)    (0.59)    (0.12)     (0.70)   (0.28)
                          --------     --------  --------  --------   --------  -------
Total Distributions.....     (1.70)       (1.26)    (0.74)    (0.29)     (0.82)   (0.45)
                          --------     --------  --------  --------   --------  -------
Net Asset Value, End of
 Period.................     $9.61       $13.50    $12.43    $10.69     $10.63   $10.49
                          ========     ========  ========  ========   ========  =======
Total Return............    (17.02)%++    19.17%    24.06%     3.53%      9.53%    4.23%
Net Assets, End of
 Period (millions)......    $1,090       $1,569    $1,385    $1,331     $1,136     $844
Ratios to Average Net
 Assets:
 Expenses(2)............      0.99%+       0.94%     0.82%     0.90%      0.97%    1.00%
 Net investment income
  (loss)................     (0.18)+       0.54      0.90      1.23       0.70    (0.12)
Portfolio Turnover
 Rate...................        19%          75%       45%       45%        32%      50%
Emerging Markets Equity
Investments
----------------------------------------------------------------------------------------
                          2001(1)      2000(3)   1999(3)     1998       1997     1996
                          -------------------------------------------------------------
Net Asset Value,
 Beginning of Period....     $7.35        $6.74     $4.37     $9.31      $8.50    $7.85
                          --------     --------  --------  --------   --------  -------
Income (Loss) From
 Operations:
 Net investment income
  (loss)(4).............     (0.01)       (0.02)     0.05      0.06       0.04     0.03
 Net realized and
  unrealized gain
  (loss)................     (1.46)        0.67      2.36     (4.44)      0.79     0.62
                          --------     --------  --------  --------   --------  -------
Total Income (Loss) From
 Operations.............     (1.47)        0.65      2.41     (4.38)      0.83     0.65
                          --------     --------  --------  --------   --------  -------
Less Distributions From:
 Net investment income..        --        (0.04)    (0.04)    (0.10)     (0.01)      --
 Net realized gains.....        --           --        --     (0.46)     (0.01)      --
                          --------     --------  --------  --------   --------  -------
Total Distributions.....        --        (0.04)    (0.04)    (0.56)     (0.02)      --
                          --------     --------  --------  --------   --------  -------
Net Asset Value, End of
 Period.................     $5.88        $7.35     $6.74     $4.37      $9.31    $8.50
                          ========     ========  ========  ========   ========  =======
Total Return............    (20.00)%++     9.62%    55.37%   (49.49)%     9.88%    8.28%
Net Assets, End of
 Period (000s)..........  $264,743     $305,066  $317,626  $230,526   $226,280  $97,489
Ratios to Average Net
 Assets:
 Expenses(4)(5).........      1.70%+       1.66%     1.72%     1.69%      1.60%    1.84%
 Net investment income
  (loss)................     (0.23)+      (0.24)     0.84      0.80       0.39     0.26
Portfolio Turnover
 Rate...................        37%         110%      135%      139%       105%     106%

------
(1) For the six months ended February 28, 2001 (unaudited).
(2) During the year ended August 31, 1996, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Inter-national Equity Investments would be 1.00%; prior year numbers have not been restated to reflect these numbers.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                                  Expense Ratios
                                                   Net Investment    Without
                                                     Income Per   Waivers and/or
                                                   Share Decrease Reimbursements
                                                   -------------- --------------
   Portfolio                                            1996           1996
   ---------                                            ----           ----
   Emerging Markets Equity Investments............     $0.01           1.97%

(5) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Emerg-ing Markets Equity Investments would be 1.80%; prior year numbers have not been restated to reflect these numbers.
 ++ Total returns is not annualized, as it may not be representative of total return for the year.
 +  Annualized.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended Au-gust 31, except where noted:

International Fixed
Income Investments
---------------------------------------------------------------------------------------------
                          2001(1)(2)    2000(2)    1999(2)      1998       1997       1996
                          ------------------------------------------------------------------
Net Asset Value,
 Beginning of Period ...      $7.24        $8.10      $8.34      $8.21      $9.11      $9.01
                           --------     --------   --------   --------   --------   --------
Income (Loss) From
 Operations:
 Net investment income..       0.15         0.36       0.42       0.51       0.51       0.55
 Net realized and
  unrealized gain
  (loss)................       0.08        (0.84)     (0.24)      0.31      (0.62)      0.49
                           --------     --------   --------   --------   --------   --------
Total Income (Loss) From
 Operations.............       0.23        (0.48)      0.18       0.82      (0.11)      1.04
                           --------     --------   --------   --------   --------   --------
Less Distributions From:
 Net investment income..      (0.16)       (0.06)     (0.42)     (0.27)     (0.55)     (0.94)
 Net realized gains.....         --           --         --      (0.34)     (0.24)        --
 Capital................         --        (0.32)     (0.00)*    (0.08)        --         --
                           --------     --------   --------   --------   --------   --------
Total Distributions.....      (0.16)       (0.38)     (0.42)     (0.69)     (0.79)     (0.94)
                           --------     --------   --------   --------   --------   --------
Net Asset Value, End of
 Period.................      $7.31        $7.24      $8.10      $8.34      $8.21      $9.11
                           ========     ========   ========   ========   ========   ========
Total Return............       3.28%++     (6.13)%     2.30%     10.45%     (1.52)%    12.05%
Net Assets, End of
 Period (000s)..........   $226,494     $235,566   $236,254   $192,068   $125,610   $129,410
Ratios to Average Net
 Assets:
 Expenses(3)............       0.99%+       0.98%      0.94%      0.97%      0.99%      1.02%
 Net investment income..       4.26+        4.70       4.85       5.39       5.87       6.34
Portfolio Turnover
 Rate...................        142%         225%       204%       211%       251%       211%
Balanced Investments
---------------------------------------------------------------------------------------------
                           2001(1)        2000       1999       1998       1997       1996
                          ------------------------------------------------------------------
Net Asset Value,
 Beginning of Period....     $11.18       $11.41     $10.87     $12.01     $10.00      $9.37
                           --------     --------   --------   --------   --------   --------
Income (Loss) From
 Operations:
 Net investment
  income(4).............       0.15         0.30       0.25       0.26       0.27       0.29
 Net realized and
  unrealized gain
  (loss)................      (0.95)        1.19       1.74      (0.53)      2.27       0.95
                           --------     --------   --------   --------   --------   --------
Total Income (Loss) From
 Operations.............      (0.80)        1.49       1.99      (0.27)      2.54       1.24
                           --------     --------   --------   --------   --------   --------
Less Distributions From:
 Net investment income..      (0.12)       (0.24)     (0.29)     (0.30)     (0.27)     (0.28)
 Net realized gains.....      (0.89)       (1.48)     (1.16)     (0.57)     (0.26)     (0.33)
                           --------     --------   --------   --------   --------   --------
Total Distributions.....      (1.01)       (1.72)     (1.45)     (0.87)     (0.53)     (0.61)
                           --------     --------   --------   --------   --------   --------
Net Asset Value, End of
 Period.................      $9.37       $11.18     $11.41     $10.87     $12.01     $10.00
                           ========     ========   ========   ========   ========   ========
Total Return............      (7.22)%++    14.45%     18.78%     (2.85)%    26.05%     13.60%
Net Assets, End of
 Period (000s)..........    $51,329      $58,810    $74,866    $68,470    $89,789    $50,281
Ratios to Average Net
 Assets:
 Expenses(4)............       1.00%+       1.00%      0.85%      1.00%      1.00%      1.00%
 Net investment income..       3.01+        2.60       1.77       1.92       2.49       2.85
Portfolio Turnover
 Rate...................        108%         303%       332%        57%        67%        47%

------
(1) For the six months ended February 28, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) During the years ended August 31, 1997 and August 31, 1996, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Fixed Income Investments would be 0.97% and 0.97%, respectively; prior year numbers have not been restated to reflect these numbers.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   Net Investment Income           Expense Ratios Without Waivers
                                    Per Share Decrease                  and/or Reimbursements
                            ------------------------------------ ---------------------------------------
   Portfolio                2001(1) 2000  1999 1998 1997   1996  2001    2000   1999  1998  1997   1996
   ---------                ------- ----- ---- ---- -----  ----- -----   -----  ----- ----- -----  -----
   Balanced Investments....  $0.01  $0.02 N/A  N/A  $0.00* $0.03  1.27%+  1.16%  N/A   N/A   1.02%  1.26%

 *  Amount represents less than $0.01 per share.
 ++ Total return is net annualized, as it may not be representative of total return for the year.
 +  Annualized.

                             SALOMONSMITHBARNEY.COM


                          [LOGO OF SALOMONSMITHBARNEY]


This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.

TK 2120B, 2/01 Consulting Group Capital Markets Funds . 222 Delaware Avenue
                         . Wilmington, Delaware . 19801

                            [LOGO] Consulting Group
                                   Since 1973

                               Consulting Group
                             Capital Markets Funds

                 Large Capitalization Value Equity Investments
                    Large Capitalization Growth Investments
                           S&P 500 Index Investments
                     Intermediate Fixed Income Investments
                          Long-Term Bond Investments
                          Municipal Bond Investments
                          Mortgage Backed Investments
                            High Yield Investments
                     Multi-Sector Fixed Income Investments
                         Government Money Investments

         Semi-Annual Report                         [LOGO] TRAK
         February 28, 2001             Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

Table of Contents



SHAREHOLDER LETTER........................................   1

CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY   3

SCHEDULES OF INVESTMENTS..................................   5

RATINGS AND SECURITY DESCRIPTIONS.........................  78

STATEMENTS OF ASSETS AND LIABILITIES......................  80

STATEMENTS OF OPERATIONS..................................  82

STATEMENTS OF CHANGES IN NET ASSETS.......................  84

NOTES TO FINANCIAL STATEMENTS.............................  88

FINANCIAL HIGHLIGHTS...................................... 101

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDERS:

Market Overview

There is little doubt that market declines in early 2001, following disappointing returns in the preceding year, have been unsettling for investors. Recently, declining stock prices that had been concentrated in technology, spread to other sectors of the market. Through the end of February, major stock indexes were significantly down from former peaks. The Nasdaq Composite Index ended the month of February at its lowest point since 1998, relinquishing its entire 85% gain from 1999. The Standard & Poor's 500 Index ("S&P 500") and the Dow Jones Industrial Average ("Dow") both fell in the first two months of the year. For the prior 12 months, the S&P 500 is down more than 10%, but the Dow is holding on to a 3% gain.

Currently, the market has been impacted by a spate of dismal economic news combined with weak earnings reports for many companies. Moreover, this wall of worry has begun to spread beyond American shores as investors assess the impact of a faltering U.S. economy on the rest of the world.

U.S. Market Recap

The performance of the U.S. equity market has reflected a tug-of-war that is underway between declining earnings expectations on one side and declining interest rates on the other. In recent weeks, the negative pull from the earnings side has prevailed. The year-to-date returns for the broad equity market indexes indicate declines for all of the equity benchmarks. At the start of the year, the consensus earnings estimate for earnings growth this year among S&P 500 companies was approximately 9% -- the lowest year-ahead estimate in 16 years. In the subsequent two months, this forecast has fallen steadily and is currently 2%.

Recently, as analysts have tried to assess how much further or longer the market's slide would last, there has been increased focus on traditional valuation measures. One of these measures, which compares the market's forward-earnings yield with the yield on the Treasury 10-year note, currently is suggesting that the S&P 500 has reached "fair value." Only time can serve to instruct investors as to whether the market has stabilized.

Federal Reserve Board ("Fed") interest rate adjustments totaling one percentage point in January of this year make it clear that the Fed is moving quite aggressively relative to historical standards. Statements issued by the Fed have kept the door open for additional rate cuts in the period ahead, if conditions warrant. Consulting Group's Asset Allocation Committee has conducted a series of studies that continue to support the premise that the Fed's medicine will have a positive influence on the equity markets over time.

The sharp slowdown in recent months is concentrated in the manufacturing sector of the economy and primarily reflects widespread efforts to keep inventories from piling up in the face of a moderation in underlying demand. The advances in information technology and inventory management techniques that have been put in place in the past several years have caused the inventory correction process to be less staggered across industries than in the past, because companies are hitting the brakes at essentially the same time. This is an indication of greater efficiency. However, the major risk in this scenario is that the abruptness of the change in economic conditions can produce a sharp deterioration in consumer and business confidence, which, in turn, can lead to a domino effect that results in a more widespread downturn in economic activity. This is the stage that we are in currently: Confidence has declined sharply, however, there is little evidence of a cascading effect.

The bond market was a bright spot for investors early in 2001, following a stellar year in 2000. As the economy slowed and expectations of Fed rate cuts intensified, bond yields fell and prices rose. The Lehman Brothers Aggregate Bond Index posted an impressive 11.63% return last year, followed by a 2.51% gain through the end of February, 2001. Returns were particularly strong in the U.S. Treasury market, as prices of longer-term securities benefited from the repurchase of outstanding securities by the U.S. Treasury.

The Lehman Brothers Government Bond Index posted a 2000 return of 13.23% and 2.16% year-to-date.

International Market Recap

Most foreign stock markets fared poorly in the first two months of 2001, following a lackluster performance in 2000. Poor performance overseas mirrored U.S. markets as the slowdown in the U.S. economy and the volatility in technology stocks took on a global dimension. Across the world, estimates of economic growth were ratcheted down, spurring declines in many financial markets. Morgan Stanley Capital International's ("MSCI") Europe, Australia and the Far East, or EAFE, Index posted a 13.95% loss for the year in dollar terms and declined 7.39% as February ended. The world's emerging equity markets, which recovered sharply in 1999 from the after effects of the 1997-98 Asian financial crisis, suffered a relapse in 2000. The MSCI Emerging Markets Free Index posted a 30.61% loss for the year, but recovered in 2001, posting a gain of 4.80% through the end of February.

One of the more troubling aspects of the current economic situation is that the slowdown is not confined to the United States. However, the Fed is not the only central bank cutting official interest rates. Since the start of the year, the central banks of Japan, Canada and the U.K. also have lowered rates in an effort to stimulate growth. The greater the number of central banks that adopt an accommodative policy stance, the more likely is an upturn in market sentiment about the prospects for the global economy. Moreover, this trend should bode well for equity investments.

In the Euro Area, a moderation in growth has been underway since the middle of last year, and that moderation is expected to continue in the quarters ahead. Conditions seem to be falling into place for the European Central Bank to join the rate-cutting parade. In Japan, an anemic recovery has stalled the economy and the price environment remains deflationary. Policymakers in Japan have limited flexibility to employ conventional fiscal or monetary policy adjustments to promote growth. Consequently, a passive devaluation of the currency -- through its positive effect on exports -- may be the only viable option.

Consulting Group Capital Markets Funds

During the six months ended February 28, 2001, performance, as compared to the appropriate market indexes, was mixed across the equity and fixed-income funds. In combination, the Portfolios reflected the benefits of diversification:
Adverse market conditions negatively impacted some portfolios, while other portfolios benefited from more accommodating market conditions. Underperformance registered by the equity portfolios was the result of widespread unfavorable market conditions during calendar year 2000 and early 2001.

Consulting Group, as investment manager, is responsible for both hiring advisors that it determines will benefit shareholders and terminating advisors when appropriate. During the last six months, the Board of Trustees approved Consulting Group's recommendation that the following three investment advisory agreements be terminated and new advisors be retained:

    . For Large Capitalization Growth Investments, Provident Investment Counsel was terminated and replaced by Turner Investment Partners;

    . For Intermediate Fixed Income Investments, Standish, Ayer & Wood was terminated and replaced by BlackRock Financial Management; and

    . For Multi-Sector Fixed Income Investments, Standish, Ayer & Wood was terminated and replaced by Metropolitan West Asset Management.

Consulting Group is optimistic about opportunities in a variety of sectors in the financial markets. Ongoing volatility heightens the need to adhere to a long-term investment strategy and integrate a diversified approach in addressing your investment goals. In the meantime, we would like to thank you for your continued support and encourage you to contact your Financial Consultant, who can assist you with any questions or concerns.

Sincerely,

/s/ Heath B. McLendon     /s/ Frank L. Campanale

Heath B. McLendon         Frank L. Campanale
Chairman                  Investment Officer

March 30, 2001

  CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
 Average Annual Total Returns for Period Through February 28, 2001          Benchmark+

 Large Capitalization Value Equity Investments:

                                 Without TRAK Fee   With TRAK Fee*   Russell 1000 Value Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)           12.71%            12.55%
 5 Year                               13.66             13.53
 3 Year                                5.52              5.40
 1 Year                               15.27             15.12
 Six Months++                          1.94              1.87                  2.03%

 Large Capitalization Growth Investments:

                                 Without TRAK Fee   With TRAK Fee*   Russell 2000 Growth Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)           13.15%            13.02%
 5 Year                                13.09             13.00
 3 Year                                 4.17              4.10
 1 Year                              (32.68)           (32.72)
 Six Months++                        (37.45)           (37.48)               (29.26)%

 S&P 500 Index Investments:

                                 Without TRAK Fee   With TRAK Fee*  Standard & Poor's 500 Index
-----------------------------------------------------------------------------------------------
 Since Inception (10/1/99)            (2.05)%           (2.23)%
 1 Year                               (8.86)            (9.02)
 Six Months++                        (17.87)           (17.95)               (17.83)%

 Intermediate Fixed Income Investments:

                                                                          Lehman Brothers
                                                                     Intermediate Government/
                                                                          Corporate Bond
                                 Without TRAK Fee   With TRAK Fee*             Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)             6.46%            6.26%
 5 Year                                6.12              5.92
 3 Year                                6.04              5.84
 1 Year                               12.14             11.92
 Six Months++                          7.58              7.48                  7.37%

 Long-Term Bond Investments:

                                                                          Lehman Brothers
                                                                       Government/Corporate
                                 Without TRAK Fee   With TRAK Fee*          Bond Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)            6.91%             6.71%
 5 Year                                7.15              6.95
 3 Year                                5.81              5.62
 1 Year                               15.54             15.32
 Six Months++                          7.48              7.38                  7.62%

 Municipal Bond Investments:

                                                                          Lehman Brothers
                                                                             Municipal
                                 Without TRAK Fee   With TRAK Fee*          Bond Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)            5.82%             5.63%
 5 Year                                4.94              4.75
 3 Year                                4.12              3.93
 1 Year                               13.56             13.36
 Six Months++                          5.22              5.13                  5.19%

  CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
 Average Annual Total Returns for Period Through February 28, 2001 (continued)        Benchmark+

Mortgage Backed Investments:

                                                                                   Lehman Brothers
                                                                                   Mortgage Backed
                                        Without TRAK Fee      With TRAK Fee*       Securities Index
------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)                    6.66%                6.46%
5 Year                                         6.81                 6.61
3 Year                                         6.41                 6.21
1 Year                                        12.91                12.69
Six Months++                                   6.83                 6.73                7.20%

High Yield Investments:

                                                                                CS First Boston Global
                                        Without TRAK Fee      With TRAK Fee*       High Yield Index
------------------------------------------------------------------------------------------------------
Since Inception (7/13/98)                    (2.70)%              (2.92)%
1 Year                                       (0.77)               (1.03)
Six Months++                                   0.41                0.28                 0.72%

 Multi-Sector Fixed Income Investments:

                                                                                   Lehman Brothers
                                                                                      Aggregate
                                        Without TRAK Fee      With TRAK Fee*          Bond Index
------------------------------------------------------------------------------------------------------
Since Inception (10/1/99)                     9.32%                 9.12%
1 Year                                       12.16                 11.96
Six Months++                                  6.51                 6.41                 7.50%

 Government Money Investments**:

                                        Without TRAK Fee      With TRAK Fee*
------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)                    4.50%                2.95%
5 Year                                        5.08                 3.52
3 Year                                        5.16                 3.59
1 Year                                        5.86                 4.28
Six Months++                                  2.89                 2.13

--------
 + Benchmark performance provided for the six months ended February 28, 2001. Please note, an investor cannot invest directly in an index.
 * The maximum annual TRAK fee is 1.50% of the value of TRAK assets.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
** As of February 28, 2001, the Portfolio's seven-day current yield and seven-day effective yield were 5.04% and 5.16%, respectively.

          Schedules of Investments
          February 28, 2001 (unaudited)


        Large Capitalization Value Equity Investments

        ----------------------------------------------------------------

         Shares                    Security                     Value

        ----------------------------------------------------------------
        COMMON STOCK -- 99.0%
        Advertising -- 0.1%
            2,900 Getty Images, Inc.*........................    $72,863
            5,557 Harte-Hanks, Inc...........................    130,812
           18,800 Interpublic Group Cos., Inc.+..............    706,880
            3,599 Lamar Advertising Co.*.....................    148,459
            1,400 Omnicom Group Inc.+........................    126,966
            6,500 True North Communications Inc..............    250,250
                                                              ----------
                                                               1,436,230
                                                              ----------

        Aerospace/Defense -- 2.7%
           13,372 The B.F. Goodrich, Co......................    540,764
          219,164 The Boeing Co.+............................ 13,632,001
           23,110 General Dynamics Corp......................  1,575,640
          236,163 Honeywell International Inc.*.............. 11,031,174
            3,400 L-3 Communications Holdings, Inc.*.........    278,732
            4,667 Litton Industries, Inc.*+..................    369,860
           52,819 Lockheed Martin Corp.......................  1,978,600
           10,112 Northrop Grumman Corp......................    950,022
           47,662 Raytheon Co., Class B Shares+..............  1,582,855
          208,763 United Technologies Corp................... 16,264,725
                                                              ----------
                                                              48,204,373
                                                              ----------

        Agriculture -- 0.0%
           14,579 UST Inc.+..................................    420,458
                                                              ----------

        Airlines -- 0.3%
           21,118 AMR Corp.*.................................    702,174
            4,963 Continental Airlines, Inc., Class B Shares*    222,094
           28,348 Delta Air Lines, Inc.......................  1,194,018
            2,589 Northwest Airlines Corp., Class A Shares*..     56,958
          105,695 Southwest Airlines Co.+....................  1,965,927
            7,336 UAL Corp...................................    279,135
            5,801 USAir Group, Inc.*.........................    239,581
           12,783 V.F. Corp..................................    461,338
                                                              ----------
                                                               5,121,225
                                                              ----------

        Apparel -- 0.3%
           10,600 Jones Apparel Group, Inc.*.................    407,040
           22,239 Liz Claiborne, Inc.........................  1,083,039
           78,200 NIKE, Inc., Class B Shares+................  3,053,710
                                                              ----------
                                                               4,543,789
                                                              ----------

        Auto Manufacturers -- 1.0%
          417,368 Ford Motor Co.............................. 11,607,004
           75,254 General Motors Corp.+......................  4,012,543
            8,375 Navistar International Corp................    209,543
            9,914 PACCAR Inc.................................    459,762
                                                              ----------
                                                              16,288,852
                                                              ----------

        Auto Parts & Equipment -- 0.2%
           13,852 Autoliv, Inc...............................    252,106
           20,813 Dana Corp..................................    352,364
           78,599 Delphi Automotive Systems Corp.............  1,102,744


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


             Large Capitalization Value Equity Investments

             -----------------------------------------------------

              Shares               Security               Value

             -----------------------------------------------------
             Auto Parts & Equipment -- 0.2% (continued)
                22,157 The Goodyear Tire & Rubber Co.+.   $565,004
                14,132 TRW Inc.........................    551,713
                18,364 Visteon Corp....................    264,442
                                                        ----------
                                                         3,088,373
                                                        ----------

             Banks -- 11.5%
                52,654 AmSouth Bancorporation..........    917,233
                 9,355 Associated Banc Corp............    325,671
                44,300 BancWest Corp...................  1,150,028
               412,210 Bank of America Corp............ 20,589,890
               170,473 The Bank of New York Co., Inc...  8,827,092
               162,151 Bank One Corp...................  5,719,066
                57,512 BB&T Corp.+.....................  2,077,909
                 5,586 Centura Banks, Inc..............    281,590
                19,952 City National Corp..............    722,861
                 8,843 Commerce Bancshares, Inc........    349,851
                17,272 Compass Bancshares, Inc.........    368,110
                46,581 Fifth Third Bancorp+............  2,506,640
                18,100 First Tennessee National Corp...    561,100
               137,445 First Union Corp.+..............  4,449,095
                 6,464 First Virginia Banks, Inc.......    296,051
                11,435 FirstMerit Corp.................    298,025
               577,785 FleetBoston Financial Corp.+.... 23,833,631
                22,261 Hibernia Corp., Class A Shares..    322,785
                35,195 Huntington Bancshares Inc.......    525,725
               778,194 J.P. Morgan Chase & Co.......... 36,310,532
                79,749 KeyCorp.........................  2,073,474
                13,280 M&T Bank Corp...................    909,680
                14,623 Marshall & Ilsley Corp..........    788,911
               314,855 MBNA Corp....................... 10,352,432
               130,181 Mellon Financial Corp...........  6,028,682
                85,386 National City Corp..............  2,322,499
                28,513 National Commerce Bancorporation    728,864
                22,997 North Fork Bancorporation, Inc..    574,925
                29,217 Northern Trust Corp.............  2,078,059
                19,420 Old Kent Financial Corp.........    771,751
                 8,593 Old National Bancorp............    200,861
                11,128 Pacific Century Financial Corp..    216,551
                40,603 PNC Financial Services Group....  2,821,909
                19,063 Popular, Inc....................    519,467
                31,090 Regions Financial Corp..........    932,700
                23,618 SouthTrust Corp.................    999,337
                26,328 State Street Corp...............  2,644,648
               199,859 Summit Bancorp..................  8,394,078
                35,882 SunTrust Banks Inc..............  2,358,524
                31,033 Synovus Financial Corp..........    863,338
                11,290 TCF Financial Corp..............    416,601
               543,983 U.S. Bancorp+................... 12,620,408
                18,953 Union Planters Corp.+...........    721,351
                40,276 UnionBanCal Corp................  1,072,147
                 8,469 Valley National Bancorp.........    237,386
                28,579 Wachovia Corp...................  1,804,478
               116,614 Washington Mutual, Inc.+........  5,990,461


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Large Capitalization Value Equity Investments

           ---------------------------------------------------------

            Shares                Security                  Value

           ---------------------------------------------------------
           Banks -- 11.5% (continued)
             508,792 Wells Fargo & Co................... $25,256,435
               4,545 Wilmington Trust Corp..............     269,973
              12,219 Zions Bancorporation...............     701,829
                                                         -----------
                                                         206,104,644
                                                         -----------

           Beverages -- 1.6%
               4,972 Adolph Coors Co., Class B Shares...     332,875
             234,955 Anheuser-Busch Co., Inc............  10,267,534
              22,363 Brown-Forman Corp., Class B Shares.   1,420,051
              82,400 The Coca-Cola Co...................   4,369,672
              21,600 Coca-Cola Enterprises Inc..........     490,320
              24,103 Mercantile Bankshares Corp.*.......     932,485
              21,950 Pepsi Bottling Group, Inc..........     885,683
              19,565 PepsiAmericas, Inc.................     316,170
             206,800 PepsiCo, Inc.......................   9,529,344
                                                         -----------
                                                          28,544,134
                                                         -----------

           Biotechnology -- 0.1%
               1,600 Applera Corp.*+....................      69,600
               5,082 Chiron Corp.*......................     237,901
               4,700 Genentech, Inc.*+..................     246,750
               7,183 Genzyme Corp. -- General Division*+     631,655
                                                         -----------
                                                           1,185,906
                                                         -----------

           Building Materials -- 0.2%
              19,783 American Standard Co., Inc.........   1,120,311
               4,304 Lafarge Corp.......................     131,272
               6,561 Martin Marietta Materials, Inc.....     301,478
              62,632 Masco Corp.+.......................   1,463,710
               6,146 USG Corp...........................     117,020
              13,025 Vulcan Materials Co................     551,348
                                                         -----------
                                                           3,685,139
                                                         -----------

           Chemicals -- 2.4%
              32,211 Air Products & Chemicals, Inc......   1,306,156
               9,734 Ashland Inc........................     377,777
               8,734 Cabot Corp.........................     299,489
             127,654 ConAgra Foods, Inc.................   2,512,231
             401,198 The Dow Chemical Co................  13,163,306
             321,460 E.I. du Pont de Nemours & Co.......  14,044,587
              10,763 Eastman Chemical Co................     553,756
              39,070 Engelhard Corp.....................     934,945
              15,126 Hercules Inc.......................     212,974
              13,656 IMC Global Inc.....................     187,770
              11,037 Lyondell Chemical Co.+.............     176,592
              74,847 PPG Industries, Inc................   3,824,682
              84,158 Praxair, Inc.......................   3,753,447
              14,066 Rohm & Haas Co.....................     516,926
              35,863 The Sherwin-Williams Co............     900,161
              10,874 Sigma Aldrich Corp.................     473,019
                                                         -----------
                                                          43,237,818
                                                         -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          Large Capitalization Value Equity Investments

          ------------------------------------------------------------

           Shares                  Security                   Value

          ------------------------------------------------------------

          Coal -- 0.0%
             10,306 Massey Energy Co.......................   $202,410
                                                            ----------

          Commercial Services -- 0.5%
              5,398 ANC Rental Corp........................     16,531
             77,917 Cendant Corp.*.........................  1,019,154
             45,780 Comdisco, Inc..........................    583,695
                134 Convergys Corp.*.......................      5,676
             10,180 Deluxe Corp............................    247,883
             12,900 EcoLab Inc.............................    541,155
             12,244 H&R Block, Inc.+.......................    603,629
              2,600 Iron Mountain Inc.*....................    101,426
             41,919 Manpower Inc...........................  1,426,504
             80,926 McKesson HBOC, Inc.+...................  2,353,328
             22,835 Moody's Corp...........................    615,632
              5,190 The New Dun & Bradstreet Corp..........    130,269
              1,432 NOVA Corp.*............................     27,222
              1,600 Quanta Services, Inc.*.................     44,176
             10,600 Quintiles Transnational Corp.*.........    190,800
             12,763 R.R. Donnelley & Sons Co...............    378,423
             42,113 The ServiceMaster Co...................    451,872
                500 Valassis Communications, Inc.*.........     15,115
             10,529 Viad Corp..............................    256,802
                                                            ----------
                                                             9,009,292
                                                            ----------

          Communications - Equipment & Software -- 0.0%
             13,846 Primedia Inc.+.........................    131,537
                                                            ----------

          Computers -- 1.2%
             37,071 3Com Corp.*............................    338,273
            235,866 Apple Computer, Inc.*+.................  4,304,555
             10,028 Diebold, Inc...........................    278,277
              2,900 Electronics for Imaging, Inc.*.........     70,869
            142,609 International Business Machines Corp... 14,246,639
              4,300 McDATA Corp., Class A Shares*..........     76,863
             46,172 NCR Corp.*.............................  2,031,568
             20,892 Quantum Corp. -- DLT & Storage Systems*    262,612
                500 SanDisk Corp.*.........................     10,813
              3,776 Synopsys, Inc.*........................    205,084
              7,900 VERITAS Software Corp.*................    513,006
                                                            ----------
                                                            22,338,559
                                                            ----------

          Consumer Products -- 1.1%
            284,462 Kimberly-Clark Corp.................... 20,339,033
                                                            ----------

          Cosmetics/Personal Care -- 1.0%
             64,780 Avon Products, Inc.....................  2,750,559
             38,200 Colgate-Palmolive Co...................  2,255,710
                700 The Estee Lauder Cos., Inc.+...........     27,048
             13,745 International Flavors & Fragrances Inc.    277,786
            182,900 The Procter & Gamble Co................ 12,894,450
                                                            ----------
                                                            18,205,553
                                                            ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


            Large Capitalization Value Equity Investments

            --------------------------------------------------------

             Shares                Security                 Value

            --------------------------------------------------------

            Distribution/Wholesale -- 0.1%
               24,325 Genuine Parts Co...................   $655,802
                7,955 Ingram Micro Inc., Class A Shares*.    109,779
                5,772 Tech Data Corp.*...................    176,407
               10,466 W.W. Grainger, Inc.................    366,415
                                                          ----------
                                                           1,308,403
                                                          ----------

            Diversified Financial Services -- 5.2%
               11,540 A.G. Edwards, Inc..................    448,560
               14,979 The Bear Stearns Cos. Inc.+........    781,604
                3,300 Capital One Financial Corp.........    182,325
               28,146 CIT Group, Inc.....................    650,173
              705,351 Citigroup Inc...................... 34,689,162
               36,321 Countrywide Credit Industries, Inc.  1,606,478
              331,727 Fannie Mae......................... 26,438,642
               22,528 Franklin Resources, Inc............    940,319
               58,676 The Goldman Sachs Group, Inc.......  5,383,523
                5,127 Heller Financial, Inc..............    173,344
                  700 Knight Trading Group, Inc.*........     11,375
                8,651 Legg Mason, Inc....................    413,864
               69,364 Lehman Brothers Holdings Inc.......  4,761,839
              173,024 Merrill Lynch & Co., Inc........... 10,364,138
                5,300 Neuberger Berman LLC...............    395,910
               13,700 Stilwell Financial, Inc.+..........    437,030
              125,640 T. Rowe Price Group Inc............  4,483,778
               18,400 USA Education Inc.+................  1,334,552
                                                          ----------
                                                          93,496,616
                                                          ----------

            Electric -- 4.4%
                2,900 The AES Corp.+.....................    156,513
               15,511 Allegheny Energy, Inc..............    735,997
               11,060 Alliant Energy Corp................    364,980
               19,309 Ameren Corp........................    814,261
               45,195 American Electric Power Co., Inc.+.  2,148,570
                2,248 Calpine Corp.*.....................    100,014
               21,043 CiNergy Corp.......................    686,633
               16,978 CMS Energy Corp.+..................    501,700
               29,800 Consolidated Edison, Inc.+.........  1,098,726
              251,763 Constellation Energy Group......... 10,750,280
              118,774 Dominion Resources, Inc............  7,786,823
               17,991 DPL Inc............................    516,342
                7,839 DQE, Inc...........................    254,376
               20,050 DTE Energy Co.+....................    728,016
              103,462 Duke Energy Corp...................  4,216,077
               45,774 Edison International...............    682,033
               85,316 Energy East Corp...................  1,603,941
               37,896 Entergy Corp.......................  1,471,502
              195,355 Exelon Corp........................ 12,770,356
               31,645 FirstEnergy Corp.+.................    891,440
              128,365 FPL Group, Inc.....................  8,350,143
               16,989 GPU, Inc.+.........................    526,489
               11,047 IPALCO Enterprises, Inc............    266,233
               14,859 The Montana Power Co...............    268,205
               22,531 Niagara Mohawk Holdings, Inc.......    387,083


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


             Large Capitalization Value Equity Investments

             -----------------------------------------------------

              Shares               Security               Value

             -----------------------------------------------------

             Electric -- 4.4% (continued)
                27,195 NiSource, Inc...................   $778,593
                75,721 Northeast Utilities.............  1,544,708
                 2,800 NRG Energy, Inc.*...............     77,560
                 7,541 NSTAR...........................    306,542
               104,332 PG&E Corp.......................  1,456,475
                11,869 Pinnacle West Capital Corp......    551,315
                15,668 Potomac Electric Power Co.......    350,963
                20,326 PPL Corp........................    928,695
                28,506 Progress Energy, Inc............  1,233,170
                48,116 Public Service Enterprise Group.  2,156,078
                12,002 Puget Sound Energy, Inc.........    285,408
                48,664 Reliant Energy, Inc.............  2,044,375
                13,190 SCANA Corp......................    358,900
                38,224 ScottishPower PLC ADR...........  1,051,160
                91,387 The Southern Co.................  2,828,428
                17,650 TECO Energy, Inc................    515,204
                36,227 TXU Corp........................  1,494,001
                13,293 UtiliCorp United Inc............    394,137
                16,971 Wisconsin Energy Corp...........    375,399
                47,773 Xcel Energy, Inc.+..............  1,347,199
                                                        ----------
                                                        78,155,043
                                                        ----------

             Electrical Components & Equipment -- 0.3%
                 1,553 American Power Conversion Corp.*     18,927
                60,159 Emerson Electric Co.............  4,024,637
                13,306 Energizer Holdings, Inc.........    331,319
                 7,770 Hubbell Inc., Class B Shares....    217,172
                 5,046 Molex Inc.+.....................    183,233
                                                        ----------
                                                         4,775,288
                                                        ----------

             Electronics -- 1.2%
                23,890 Agilent Technologies, Inc.*.....    860,040
                13,760 Arrow Electronics, Inc.*+.......    377,024
                12,948 Avnet, Inc......................    317,226
                 2,666 AVX Corp........................     47,481
                91,820 Flextronics International Ltd.*.  2,433,230
                   800 Gentex Corp.*...................     20,050
               272,383 Hewlett-Packard Co..............  7,858,250
                26,348 Johnson Controls, Inc...........  1,751,615
                 1,600 KEMET Corp.*....................     26,912
               291,366 Motorola, Inc...................  4,420,022
                16,348 Parker-Hannifin Corp............    703,454
                 6,400 PerkinElmer, Inc................    468,608
                 3,968 SCI Systems, Inc.*..............     81,225
                 5,400 Solectron Corp.*+...............    147,150
                11,700 Tektronix, Inc..................    288,873
                43,943 Thermo Electron Corp.*..........  1,226,010
                 8,155 Thomas & Betts Corp.............    155,597
                55,927 Vishay Intertechnology, Inc.*...  1,003,330
                                                        ----------
                                                        22,186,097
                                                        ----------

             Electronics - Semiconductors/Components -- 0.2%
               173,786 Advanced Micro Devices Inc.*+...  3,736,399
                                                        ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


       Large Capitalization Value Equity Investments

       -----------------------------------------------------------------

        Shares                     Security                     Value

       -----------------------------------------------------------------

       Engineering & Construction -- 0.0%
             700 Dycom Industries, Inc.*.....................    $10,710
          10,106 Fluor Corp..................................    385,241
                                                              ----------
                                                                 395,951
                                                              ----------

       Entertainment -- 0.0%
             773 International Game Technology*..............     41,742
           2,600 International Speedway Corp., Class A Shares    117,325
           2,352 Metro-Goldwyn-Mayer Inc.....................     45,229
           6,980 Six Flags, Inc.*+...........................    150,698
                                                              ----------
                                                                 354,994
                                                              ----------

       Environmental Control -- 0.4%
          27,689 Allied Waste Industries, Inc................    447,177
          22,356 Republic Services, Inc.*....................    372,004
         236,470 Waste Management, Inc.......................  5,999,244
                                                              ----------
                                                               6,818,425
                                                              ----------

       Finance -- 4.6%
         177,726 American Express Co.........................  7,798,617
         205,098 American General Corp....................... 15,636,672
         327,298 Freddie Mac................................. 21,552,573
         267,282 Household International, Inc................ 15,480,973
         338,698 Morgan Stanley Dean Witter & Co............. 22,059,401
                                                              ----------
                                                              82,528,236
                                                              ----------

       Food -- 1.5%
          39,217 Albertson's, Inc............................  1,139,254
          84,453 Archer-Daniels-Midland Co...................  1,271,018
          22,471 Campbell Soup Co............................    672,557
          14,131 Flowers Industries, Inc.....................    248,706
          21,735 General Mills, Inc..........................    974,815
          48,761 H.J. Heinz & Co.............................  2,076,243
          90,406 Hershey Foods Corp..........................  5,794,121
           2,853 Hertz Corp., Class A Shares*................    101,224
          10,728 Hormel Foods Corp...........................    230,652
          12,065 IBP, Inc....................................    320,326
           2,900 Keebler Foods Co............................    121,684
          19,806 Kellogg Co..................................    526,642
          59,500 The Kroger Co...............................  1,442,280
          26,636 McCormick & Co., Inc........................  1,046,795
          39,843 Quaker Oats Co..............................  3,885,489
          37,200 Safeway Inc.*...............................  2,020,332
          72,465 Sara Lee Corp...............................  1,571,766
          18,599 SUPERVALU Inc...............................    260,944
          44,082 SYSCO Corp..................................  1,201,675
           4,756 Tootsie Roll Industries, Inc................    235,422
          17,162 Tyson Foods, Inc., Class A Shares...........    216,413
           2,278 Weis Markets, Inc...........................     81,712
          11,821 Winn-Dixie Stores, Inc......................    301,908
          11,560 Wm. Wrigley Jr. Co..........................  1,076,467
                                                              ----------
                                                              26,818,445
                                                              ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


      Large Capitalization Value Equity Investments

      --------------------------------------------------------------------

       Shares                      Security                       Value

      --------------------------------------------------------------------

      Forest Products & Paper -- 0.8%
          7,688 Boise Cascade Corp.............................   $246,631
          7,057 Bowater, Inc...................................    355,179
        127,541 Georgia-Pacific Group+.........................  3,827,505
          6,719 Georgia Pacific Corp. (Timber Group)...........    213,194
        170,993 International Paper Co.........................  6,439,596
         13,186 The Mead Corp..................................    361,165
          6,286 Temple-Inland Inc..............................    299,151
         14,186 Westvaco Corp..................................    371,815
         29,830 Weyerhaeuser Co................................  1,603,064
         33,497 Willamette Industries, Inc.....................  1,556,941
                                                                ----------
                                                                15,274,241
                                                                ----------

      Gas -- 0.2%
         33,118 KeySpan Corp...................................  1,289,946
         12,661 MCN Energy Group, Inc..........................    299,686
          6,450 NICOR Inc......................................    238,650
         78,746 Sempra Energy..................................  1,759,973
                                                                ----------
                                                                 3,588,255
                                                                ----------

      Hand/Machine Tools -- 0.5%
        206,968 The Black & Decker Corp........................  8,591,242
         11,360 The Stanley Works..............................    395,328
                                                                ----------
                                                                 8,986,570
                                                                ----------

      Health Equipment & Services -- 0.0%
          1,962 Universal Health Services Inc., Class B Shares*    176,090
                                                                ----------

      Healthcare - Products -- 2.4%
          4,400 Apogent Technologies Inc.*.....................     88,352
          6,576 Bausch & Lomb Inc..............................    353,263
        170,501 Baxter International Inc....................... 15,701,437
         25,800 Beckman Coulter, Inc...........................  1,043,610
         35,835 Becton, Dickinson & Co.........................  1,289,343
         19,250 Biomet, Inc....................................    747,141
          8,800 Boston Scientific Corp.*.......................    145,112
          7,130 C.R. Bard, Inc.................................    316,358
          6,108 DENTSPLY International Inc.....................    229,814
          6,358 Hillenbrand Industries, Inc....................    322,351
        234,347 Johnson & Johnson.............................. 22,808,994
         11,100 Patterson Dental Co............................    351,038
         10,626 St. Jude Medical, Inc.*........................    596,331
          2,400 Sybron Dental Specialties, Inc.................     47,160
                                                                ----------
                                                                44,040,304
                                                                ----------

      Healthcare -- 0.6%
         11,474 Aetna Inc......................................    427,177
         54,251 HEALTHSOUTH Corp...............................    863,676
         16,012 PacifiCare Health Systems, Inc.................    626,470
          1,800 Quest Diagnostics Inc.*........................    189,720
         45,014 Tenet Healthcare Corp..........................  2,076,496
          5,277 Trigon Healthcare, Inc.........................    317,623
         69,136 UnitedHealth Group Inc.........................  4,094,925
         26,447 Wellpoint Health Networks Inc..................  2,614,286
                                                                ----------
                                                                11,210,373
                                                                ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Large Capitalization Value Equity Investments

           ----------------------------------------------------------

            Shares                 Security                  Value

           ----------------------------------------------------------

           Home Furnishings -- 0.1%
              27,508 Leggett & Platt, Inc.................   $532,005
              10,837 Maytag Corp..........................    363,040
               8,772 Whirlpool Corp.+.....................    463,776
                                                           ----------
                                                            1,358,821
                                                           ----------

           Hospital Supplies & Services -- 1.2%
             434,213 Abbott Laboratories.................. 21,272,095
                                                           ----------

           Household Products/Wares -- 0.2%
              12,731 Avery Dennison Corp..................    674,743
              33,100 The Clorox Co........................  1,190,276
              30,588 Fortune Brands, Inc..................  1,033,263
                                                           ----------
                                                            2,898,282
                                                           ----------

           Housewares -- 0.1%
              37,433 Newell Rubbermaid Inc................    984,862
                                                           ----------

           Insurance -- 5.9%
               4,535 21st Century Insurance Group.........     85,394
             169,250 ACE Ltd..............................  6,194,550
              34,918 AFLAC Inc............................  2,100,667
               7,462 Allmerica Financial Corp.............    396,605
             102,589 The Allstate Corp....................  4,089,198
              13,440 Ambac Financial Group, Inc...........    758,016
               5,250 American Financial Group, Inc........    126,000
             421,282 American International Group, Inc.... 34,460,868
              32,177 AON Corp.+...........................  1,102,706
              24,498 The Chubb Corp.......................  1,757,732
              46,932 CIGNA Corp...........................  5,147,032
              21,278 Cincinnati Financial Corp............    783,296
               3,389 CNA Financial Corp...................    128,138
              45,646 Conseco, Inc.........................    639,957
               9,072 Erie Indemnity Co., Class A Shares...    251,748
             175,290 The Hartford Financial Services, Inc. 11,192,267
              24,498 Jefferson-Pilot Corp.................  1,653,860
              14,200 John Hancock Financial Services, Inc.    488,480
              50,721 Lincoln National Corp.+..............  2,225,130
               9,277 Loews Corp.+.........................  1,008,132
             129,286 Marsh & McLennan Cos., Inc........... 13,833,602
              14,054 MBIA, Inc............................  1,067,823
              39,600 MetLife, Inc.+.......................  1,221,660
              55,017 MGIC Investment Corp.................  3,188,235
               6,500 The MONY Group Inc...................    240,500
             104,242 Nationwide Financial Services, Inc...  4,315,619
              36,495 Old Republic International Corp......  1,030,984
               4,218 The PMI Group, Inc...................    236,250
               7,539 The Progressive Corp.................    746,361
               7,677 Protective Life Corp.+...............    231,078
              16,300 Radian Group Inc.....................  1,008,155
               2,545 Reinsurance Group of America, Inc....     98,364
              17,913 SAFECO Corp..........................    389,608
              30,552 The St. Paul Cos., Inc...............  1,414,252
              17,731 Torchmark Corp.......................    616,684
               2,466 TransAtlantic Holdings, Inc..........    245,811


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


       Large Capitalization Value Equity Investments

       ------------------------------------------------------------------

        Shares                     Security                      Value

       ------------------------------------------------------------------
       Insurance -- 5.9% (continued)
           6,375 Unitrin, Inc................................    $245,438
          29,658 UnumProvident Corp..........................     776,150
             150 Wesco Financial Corp........................      44,985
                                                              -----------
                                                              105,541,335
                                                              -----------

       Internet -- 0.1%
          17,200 At Home Corp., Class A Shares*..............      99,975
             400 CacheFlow Inc.*.............................       2,763
           1,700 CMGI Inc.*..................................       6,906
           5,400 CNET Networks, Inc.*+.......................      67,163
          24,058 Covad Communications Group, Inc.*+..........      42,853
           3,400 Critical Path, Inc.*........................       9,297
           8,800 E*TRADE Group, Inc.*........................      79,288
           4,900 EarthLink, Inc.*+...........................      44,100
             400 FreeMarkets, Inc.*+.........................       7,350
             500 HomeStore.com, Inc.*........................      14,938
          26,300 Internet Capital Group, Inc.*+..............     101,091
           1,100 Liberate Technologies, Inc.*................      10,381
             300 NaviSite, Inc.*.............................         572
           4,561 Network Associates, Inc.*+..................      29,504
           1,800 RSA Security Inc.*..........................      85,500
           4,300 S1 Corp.*...................................      30,369
          14,892 Safeguard Scientifics, Inc.*................     107,073
           3,500 TD Waterhouse Group, Inc.*..................      44,345
           1,562 Ticketmaster Group, Inc.*...................      14,546
           1,100 Walt Disney Internet Group*.................       6,600
          18,500 WebMD Corp.*................................     176,328
          17,500 Webvan Group Inc.*+.........................       4,922
                                                              -----------
                                                                  985,864
                                                              -----------

       Iron/Steel -- 0.1%
          10,319 Allegheny Technologies, Inc.................     182,853
          10,922 Nucor Corp..................................     482,752
          11,365 USX-U.S. Steel Group........................     173,203
                                                              -----------
                                                                  838,808
                                                              -----------

       Leisure Time -- 0.1%
          59,323 Brunswick Corp..............................   1,262,987
           7,232 Galileo International, Inc..................     164,528
          16,900 Sabre Holdings Corp.........................     728,728
                                                              -----------
                                                                2,156,243
                                                              -----------

       Lodging -- 0.8%
          16,410 Harrah's Entertainment, Inc.*+..............     509,038
          46,516 Hilton Hotels Corp..........................     498,186
           8,392 Mandalay Resort Group*......................     170,190
          25,751 Marriott International, Inc., Class A Shares   1,099,053
          27,392 MGM Mirage Inc.+............................     736,297
          35,913 Park Place Entertainment Corp.*.............     400,430
         329,637 Starwood Hotels & Resorts Worldwide, Inc....  11,504,331
                                                              -----------
                                                               14,917,525
                                                              -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


   Large Capitalization Value Equity Investments

   --------------------------------------------------------------------------

    Shares                         Security                          Value

   --------------------------------------------------------------------------

   Machinery -- 0.8%
     134,195 Caterpillar Inc...................................... $5,582,512
     109,306 Deere & Co.+.........................................  4,448,754
      65,611 Dover Corp...........................................  2,516,838
      21,336 Ingersoll-Rand Co.*+.................................    924,916
      21,251 Rockwell International Corp..........................    976,696
                                                                   ----------
                                                                   14,449,716
                                                                   ----------

   Media -- 4.8%
      10,582 Adelphia Communications Corp., Class A Shares+.......    419,973
      44,150 AOL Time Warner Inc..................................  1,943,925
     452,452 AT&T Corp. -- Liberty Media Corp., Class A Shares....  6,651,044
      13,424 Belo Corp............................................    241,632
         643 BHC Communications, Inc., Class A Shares.............     87,930
       7,241 Cablevision Systems Corp., Class A Shares*+..........    561,902
      12,500 Charter Communications, Inc.*+.......................    267,188
       7,147 Chris Craft Industries, Inc..........................    506,722
      50,490 Clear Channel Communications, Inc.*..................  2,885,504
     125,500 Comcast Corp., Class A Shares........................  5,435,719
         500 Cox Radio, Inc., Class A Shares......................     11,005
     143,824 Dow Jones & Co., Inc.................................  8,859,558
       3,693 The E.W. Scripps Co., Class A Shares.................    232,400
       3,100 Emmis Communications Corp., Class A Shares...........     81,956
       3,900 Entercom Communications Corp.........................    158,925
      11,200 Fox Entertainment Group, Inc.........................    267,680
      36,973 Gannett Co., Inc.....................................  2,445,394
       7,958 Harcourt General, Inc................................    445,966
       3,326 Hearst-Argyle Television, Inc........................     67,085
       1,100 Hispanic Broadcasting Corp...........................     24,750
      48,340 Knight Ridder, Inc.+.................................  2,888,315
     246,472 The McGraw-Hill Cos., Inc............................ 14,531,989
      42,653 The New York Times Co., Class A Shares...............  1,885,263
     241,400 The News Corp. Ltd.+.................................  7,717,558
       2,800 Pegasus Communications Corp..........................     78,225
      28,700 Radio One, Inc., Class A Shares......................    430,500
       1,403 The Reader's Digest Association, Inc., Class A Shares     45,022
      27,257 Tribune Co...........................................  1,106,634
      13,508 USA Networks, Inc....................................    318,282
      72,490 Viacom Inc., Class B Shares..........................  3,602,753
     704,342 The Walt Disney Co................................... 21,799,385
         501 The Washington Post Co., Class B Shares..............    311,372
       8,300 Westwood One, Inc....................................    178,782
                                                                   ----------
                                                                   86,490,338
                                                                   ----------

   Medical Services -- 0.3%
     113,641 HCA-The Healthcare Co.+..............................  4,500,184
       7,614 Health Management Association........................    131,722
                                                                   ----------
                                                                    4,631,906
                                                                   ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Large Capitalization Value Equity Investments

           ---------------------------------------------------------

            Shares                 Security                 Value

           ---------------------------------------------------------

           Mining -- 0.6%
             277,530 Alcoa Inc........................... $9,924,473
              33,383 Homestake Mining Co.................    187,612
              20,458 Newmont Mining Corp.................    344,717
              11,013 Phelps Dodge Corp...................    506,598
                                                          ----------
                                                          10,963,400
                                                          ----------

           Miscellaneous -- 0.2%
              10,638 Archstone Communities Trust+........    260,737
              14,600 Boston Properties Inc...............    588,964
              34,878 Comerica, Inc.+.....................  2,219,985
                                                          ----------
                                                           3,069,686
                                                          ----------

           Miscellaneous Manufacturing -- 3.0%
              12,196 Cooper Industries, Inc..............    524,428
               7,372 Crane Co............................    196,464
              11,700 Danaher Corp........................    742,248
              42,109 Eastman Kodak Co....................  1,894,905
              32,489 Eaton Corp..........................  2,311,592
              10,241 FMC Corp.*..........................    786,099
             377,860 General Electric Co................. 17,570,490
              84,880 Illinois Tool Works Inc.............  5,139,484
              38,010 ITT Industries, Inc.................  1,541,306
             136,210 Minnesota Mining & Manufacturing Co. 15,357,678
              37,191 Pall Corp...........................    850,558
               6,844 Pentair, Inc........................    189,579
               4,416 SPX Corp.+..........................    428,352
              16,804 Textron, Inc........................    890,276
             112,936 Tyco International Ltd..............  6,171,952
                                                          ----------
                                                          54,595,411
                                                          ----------

           Natural Gas -- 0.8%
             356,671 Williams Cos., Inc.*................ 14,873,181
                                                          ----------

           Office/Business Equipment -- 0.3%
             122,440 Pitney Bowes Inc....................  4,169,082
              93,800 Xerox Corp.+........................    566,552
                                                          ----------
                                                           4,735,634
                                                          ----------

           Office Furnishings -- 0.0%
                 600 Herman Miller Inc...................     15,375
              10,641 Steelcase Inc., Class A Shares......    151,634
                                                          ----------
                                                             167,009
                                                          ----------

           Oil & Gas -- 8.0%
              19,238 Amerada Hess Corp.*+................  1,385,136
              26,288 Anadarko Petroleum Corp.............  1,643,000
               7,292 Apache Corp.........................    428,040
             226,300 BP Amoco PLC........................ 11,224,480
              30,262 Burlington Resources Inc.*..........  1,359,974
             129,408 Chevron Corp........................ 11,085,089
             374,375 Conoco Inc., Class B Shares+........ 10,782,000
              11,302 Devon Energy Corp...................    644,214


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


             Large Capitalization Value Equity Investments

             ------------------------------------------------------

              Shares               Security                Value

             ------------------------------------------------------
             Oil & Gas -- 8.0% (continued)
                 8,076 Diamond Offshore Drilling, Inc.*    $338,384
                13,796 ENSCO International Inc.........     525,766
                 6,504 EOG Resources, Inc.+............     283,574
               916,358 Exxon Mobil Corp................  74,270,816
                12,006 Global Marine Inc...............     344,692
                 5,600 Helmerich & Payne, Inc..........     290,584
               133,081 Kerr-McGee Corp.................   8,602,356
                 3,200 Marine Drilling Cos., Inc.......      93,280
                 3,245 Murphy Oil Corp.................     204,338
                 5,765 Nabors Industries, Inc..........     326,876
                 1,100 Newfield Exploration Co.*.......      38,522
                 7,868 Noble Affiliates, Inc.*.........     348,946
                 6,348 Noble Drilling Corp.............     295,499
                51,874 Occidental Petroleum Corp.......   1,244,457
                23,540 Ocean Energy Inc................     423,720
                69,861 Phillips Petroleum Co.+.........   3,724,290
                 8,500 Pride International, Inc........     210,800
                 4,812 Rowan Cos., Inc.................     137,383
                11,962 Sunoco, Inc.....................     397,617
               113,377 Texaco Inc.+....................   7,267,466
                42,234 Tosco Corp......................   1,691,472
                68,963 Ultramar Diamond Shamrock Corp..   2,510,253
                34,071 Unocal Corp.....................   1,201,343
                 7,300 Valero Energy Corp..............     267,545
                                                        -----------
                                                        143,591,912
                                                        -----------

             Oil & Gas Services -- 1.5%
               179,548 Baker Hughes Inc................   7,038,282
                 1,002 BJ Services Co..................      76,152
                27,626 Cooper Cameron Corp.............   1,651,482
                 8,700 Global Industries, Ltd..........     118,538
                14,500 Grant Prideco, Inc..............     264,915
               375,109 Halliburton Co.+................  14,936,840
                 2,300 Hanover Compressor Co...........      86,250
                 7,700 National-Oilwell, Inc...........     278,740
                 2,047 Smith International, Inc........     154,753
                 4,700 Tidewater Inc...................     228,890
                43,732 USX Marathon Group..............   1,207,878
                 8,800 Varco International, Inc........     197,384
                11,800 Weatherford International, Inc.+     613,954
                                                        -----------
                                                         26,854,058
                                                        -----------

             Packaging & Containers -- 0.1%
                 6,872 Bemis Co., Inc..................     233,785
                17,712 Crown Cork & Seal Co., Inc......     100,250
                20,576 Owens-Illinois, Inc.............     161,522
                 1,100 Sealed Air Corp.*+..............      43,065
                18,268 Smurfit-Stone Container Corp....     263,744
                13,999 Sonoco Products Co..............     311,058
                                                        -----------
                                                          1,113,424
                                                        -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          Large Capitalization Value Equity Investments

          ------------------------------------------------------------

           Shares                  Security                   Value

          ------------------------------------------------------------

          Pet Products -- 0.2%
             95,819 Ralston-Ralston Purina Group........... $2,987,636
                                                            ----------

          Pharmaceuticals -- 4.2%
              2,400 ALZA Corp.*............................     94,920
            335,657 American Home Products Corp............ 20,733,533
            318,280 Bristol-Myers Squibb Co................ 20,182,135
             12,050 Cardinal Health, Inc...................  1,223,075
              2,000 Celgene Corp.*+........................     52,250
              1,500 Cephalon, Inc.*+.......................     82,594
              1,400 Express Scripts, Inc., Class A Shares*+    125,563
             11,300 Gilead Sciences, Inc.*.................    422,338
             11,148 ICN Pharmaceuticals, Inc...............    296,091
            209,643 Merck & Co., Inc....................... 16,813,369
             15,566 Mylan Laboratories Inc.................    364,244
            133,800 Pharmacia & Upjohn, Inc.+..............  6,917,460
            169,225 Schering-Plough Corp...................  6,811,306
              2,200 Sepracor Inc...........................    114,263
              6,340 Watson Pharmaceutical, Inc.*...........    351,870
                                                            ----------
                                                            74,585,011
                                                            ----------

          Pipelines -- 1.3%
              5,700 Dynegy Inc., Class A Shares............    267,900
            237,172 EL Paso Corp........................... 16,673,192
             56,621 Enron Corp.............................  3,878,539
             14,600 Equitable Resources, Inc...............    838,040
             16,033 Kinder Morgan, Inc.+...................    888,228
              5,517 National Fuel Gas Co...................    285,781
             11,320 Questar Corp...........................    310,168
                                                            ----------
                                                            23,141,848
                                                            ----------

          Real Estate Investment Trusts -- 0.5%
              9,727 AMB Property Corp......................    240,354
             10,033 Apartment Investment & Management Co...    441,452
             14,465 AvalonBay Communities, Inc.............    686,943
              9,400 CarrAmerica Realty Corp.+..............    281,060
             12,360 Crescent Real Estate Equities Co.......    262,526
             17,873 Duke-Weeks Realty Corp.................    409,292
             61,188 Equity Office Properties Trust.........  1,763,438
             28,447 Equity Residential Properties Trust+...  1,482,089
              7,284 General Growth Properties, Inc.+.......    245,908
             27,049 Host Marriott Corp.....................    341,358
             12,000 iStar Financial Inc....................    300,000
              6,933 Kimco Realty Corp......................    290,146
              9,582 Liberty Property Trust.................    258,043
              6,368 Mack-Cali Realty Corp..................    170,662
              5,000 Pinnacle Holdings Inc.*................     47,344
              7,100 Plum Creek Timber Co. Inc.+............    184,103
              5,599 Post Properties, Inc...................    204,364
             12,988 ProLogis Trust.........................    266,514
             12,282 Public Storage, Inc....................    316,016
              9,621 The Rouse Co.+.........................    241,006
             14,551 Simon Property Group, Inc..............    372,651
              8,294 Spieker Properties, Inc................    464,298


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        Large Capitalization Value Equity Investments

        ---------------------------------------------------------------

         Shares                    Security                    Value

        ---------------------------------------------------------------

        Real Estate Investment Trusts -- 0.5% (continued)
            4,207 The St. Joe Co............................    $96,509
            8,725 Vornado Realty Trust......................    329,892
                                                             ----------
                                                              9,695,968
                                                             ----------

        Restaurants -- 0.7%
           62,080 Darden Restaurants, Inc...................  1,348,998
          238,767 McDonald's Corp...........................  7,019,750
            8,214 Outback Steakhouse, Inc...................    218,492
          106,313 Tricon Global Restaurants, Inc.+..........  4,093,051
           12,989 Wendy's International, Inc................    321,478
                                                             ----------
                                                             13,001,769
                                                             ----------

        Retail -- 2.3%
            3,500 7-Eleven, Inc.*...........................     36,085
           55,000 Abercrombie & Fitch Co.+..................  1,559,800
           31,586 AutoNation, Inc.*.........................    262,164
           15,977 AutoZone, Inc.*...........................    403,579
            8,261 BJ's Wholesale Club, Inc.*................    375,958
            3,100 Blockbuster Inc., Class A Shares..........     43,400
           13,797 Brinker International, Inc................    407,839
          133,784 Circuit City Stores -- Circuit City Group+  2,029,503
            8,163 Consolidated Stores Corp.*................    126,608
           54,933 Costco Wholesale Corp.+...................  2,293,453
           36,400 CVS Corp..................................  2,220,400
           18,862 Delhaize American Inc., Class B Shares*...    405,344
            2,800 Dollar General Corp.......................     52,080
            5,500 Family Dollar Stores, Inc.................    144,430
           65,138 Federated Department Stores, Inc..........  3,149,422
           36,864 J.C. Penney Co., Inc......................    596,460
           67,515 Kmart Corp................................    631,265
          521,777 The Limited, Inc..........................  9,209,364
           22,400 Lowe's Cos., Inc..........................  1,251,712
           41,813 May Department Stores Co..................  1,655,377
            2,600 MSC Industrial Direct Co..................     42,796
           14,257 Nordstrom, Inc.+..........................    263,042
           38,407 Office Depot, Inc.........................    353,344
           47,526 Rite Aid Corp.+...........................    248,086
           11,410 Ross Stores, Inc..........................    239,610
           19,866 Saks Inc..................................    238,392
           59,142 Sears, Roebuck & Co.+.....................  2,427,779
           21,300 Staples, Inc.+............................    316,838
            2,100 Starbucks Corp.+..........................    100,013
            2,500 The Talbots, Inc..........................    127,050
          130,906 Target Corp...............................  5,105,334
            7,220 Tiffany & Co..............................    224,614
           74,100 The TJX Cos., Inc.........................  2,265,978
           27,715 Toys "R" Us, Inc.+........................    681,789
           36,000 Wal-Mart Stores, Inc......................  1,803,240
           19,000 Walgreen Co...............................    842,080
            1,400 Williams-Sonoma, Inc......................     38,150
                                                             ----------
                                                             42,172,378
                                                             ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Large Capitalization Value Equity Investments

         -------------------------------------------------------------

          Shares                   Security                   Value

         -------------------------------------------------------------

         Savings & Loans -- 0.2%
            20,295 Banknorth Group, Inc....................   $409,705
            29,205 Charter One Financial, Inc..............    834,095
            17,059 Dime Bancorp, Inc.......................    510,064
            10,061 Golden State Bancorp Inc................    275,671
            18,027 Golden West Financial Corp..............    988,781
            12,024 GreenPoint Financial Corp...............    414,828
             7,500 Hudson City Bancorp, Inc................    150,469
            81,861 Sovereign Bancorp, Inc..................    729,075
                                                            ----------
                                                             4,312,688
                                                            ----------

         Semiconductors -- 0.2%
             1,800 Conexant Systems, Inc.*+................     22,050
             3,200 Cypress Semiconductor Corp.*............     62,656
             2,900 Dallas Semiconductor Corp...............     80,910
             1,800 International Rectifier Corp.*..........     59,400
             1,439 KLA-Tencor Corp.*.......................     51,444
             1,600 Lattice Semiconductor Corp.*............     29,600
           167,480 LSI Logic Corp.*........................  2,698,103
            14,300 National Semiconductor Corp.............    292,006
            20,000 Novellus Systems, Inc.*.................    772,500
               500 ON Semiconductor Corp.*.................      3,000
               100 Siliconix Inc.*.........................      3,103
               500 Virata Corp.*+..........................      5,063
                                                            ----------
                                                             4,079,835
                                                            ----------

         Soap & Toiletries -- 0.1%
            42,300 Gillette Co.............................  1,375,173
                                                            ----------

         Software -- 3.3%
               900 Acxiom Corp.*...........................     25,088
             3,850 Affiliated Computer Services, Inc.*+....    242,127
             1,000 American Management Systems, Inc.*......     22,125
             5,167 Autodesk, Inc...........................    196,992
            25,100 Automatic Data Processing, Inc..........  1,480,900
             1,600 The BISYS Group, Inc.*..................     86,600
            53,400 BMC Software, Inc.+.....................  1,608,675
            25,213 Cadence Design Systems, Inc.*...........    639,150
            13,400 Ceridian Corp.*.........................    271,082
             1,100 ChoicePoint Inc.*.......................     60,830
           409,303 Compaq Computer Corp....................  8,267,921
           134,000 Computer Associates International, Inc.*  4,179,460
           102,873 Computer Sciences Corp.*+...............  6,142,547
           168,900 Compuware Corp.*........................  1,741,781
             7,286 DST Systems, Inc........................    444,446
             1,978 eFunds Corp.*...........................     30,165
             2,200 Electronic Arts Inc.*...................    110,000
           227,875 Electronic Data Systems Corp............ 14,545,261
           145,652 First Data Corp.........................  8,995,468
             5,300 Fiserv, Inc.............................    262,350
            39,400 Informix Corp...........................    280,725
             7,923 Intuit Inc.*............................    325,833
             2,800 Keane, Inc.*............................     42,056


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        Large Capitalization Value Equity Investments

        ----------------------------------------------------------------

         Shares                    Security                     Value

        ----------------------------------------------------------------

        Software -- 3.3% (continued)
           11,100 marchFirst, Inc.*..........................    $15,609
          119,800 Microsoft Corp.............................  7,068,200
              300 National Instruments Corp..................     14,588
           32,200 Novell, Inc.*..............................    191,188
            7,600 Parametric Technology Corp.................    101,175
            9,500 PeopleSoft, Inc.*..........................    306,375
              400 Pixar, Inc.*...............................     13,000
            2,000 Red Hat, Inc.*.............................     12,875
           10,043 The Reynolds & Reynolds Co., Class A Shares    220,745
           13,389 SunGard Data Systems Inc.*.................    745,767
           12,300 Sybase, Inc.*..............................    241,388
           22,200 Unisys Corp.*..............................    363,636
                                                              ----------
                                                              59,296,128
                                                              ----------

        Telecommunications -- 7.5%
           11,221 Adaptec, Inc.*.............................    122,730
              400 ADTRAN, Inc................................      9,525
            1,200 Advanced Fibre Communication, Inc.+........     22,725
           96,023 Alltel Corp................................  5,156,435
            9,849 American Tower Corp., Class A Shares+......    285,030
            4,500 Andrew Corp................................     67,500
              500 Antex Corp.................................      4,484
            1,300 Aspect Communications Corp.................     14,381
          616,449 AT&T Corp.+................................ 14,178,327
           48,400 AT&T Wireless Group+.......................  1,016,884
          142,400 Avaya Inc..................................  1,993,600
          440,338 BellSouth Corp............................. 18,476,582
           30,300 Broadwing Inc..............................    712,656
           37,752 Cabletron Systems, Inc.*...................    507,764
           19,748 CenturyTel, Inc............................    569,137
           37,260 Citizens Communications Co.*...............    576,040
            1,200 CommScope, Inc.............................     24,180
           10,210 Cox Communications, Inc., Class A Shares*+.    423,919
           14,142 Crown Castle International Corp.*..........    355,318
              600 Ditech Communications Corp.................      5,381
            2,000 Dobson Communications Corp.*...............     37,125
           24,829 General Motors Corp., Class H Shares.......    562,873
            8,375 Harris Corp................................    210,296
            1,200 Infonet Services Corp., Class B Shares.....      6,324
           14,000 Level 3 Communications, Inc.*..............    354,375
            3,500 McLeodUSA Inc.*+...........................     45,938
            7,300 Metromedia Fiber Network, Inc..............     69,350
              100 New Focus, Inc.+...........................      2,169
            5,200 Nextel Partners, Inc., Class A Shares*.....    101,075
           38,100 NTL Inc.*+.................................    990,219
            2,477 PanAmSat Corp..............................     94,745
           77,948 Qwest Communications International Inc.*...  2,881,738
            6,600 RCN Corp.*.................................     61,050
          729,394 SBC Communications Inc..................... 34,792,094
              300 Sonus Networks, Inc.*......................      8,381
            8,300 Spectrasite Holdings, Inc..................    113,606
          120,493 Sprint Corp. (FON Group)...................  2,694,223


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


      Large Capitalization Value Equity Investments

      --------------------------------------------------------------------

       Shares                     Security                       Value

      --------------------------------------------------------------------

      Telecommunications -- 7.5% (continued)
          2,784 TeleCorp PCS, Inc...........................       $59,508
         16,278 Telephone & Data Systems, Inc...............     1,521,179
          1,013 U.S. Cellular Corp.*+.......................        60,051
          8,724 UnitedGlobalCom, Inc., Class A Shares*+.....       137,948
          1,500 UTStarcom, Inc.*............................        29,625
        794,410 Verizon Communications Inc..................    39,301,570
            300 West TeleService Corp.......................         8,175
            900 Williams Communications Group, Inc.+........        11,214
        330,297 WorldCom, Inc...............................     5,491,188
         21,652 XO Communications, Inc.*....................       322,074
                                                             -------------
                                                               134,490,711
                                                             -------------

      Tobacco -- 2.0%
        714,748 Philip Morris Cos., Inc.....................    34,436,559
         14,468 R.J. Reynolds Tobacco Holdings, Inc.+.......       817,442
                                                             -------------
                                                                35,254,001
                                                             -------------

      Toys/Games/Hobbies -- 0.1%
         24,256 Hasbro, Inc.................................       297,864
         59,910 Mattel, Inc.................................     1,016,074
                                                             -------------
                                                                 1,313,938
                                                             -------------

      Transportation -- 0.8%
         55,372 Burlington Northern Santa Fe Corp...........     1,661,714
          2,500 C.H. Robinson Worldwide, Inc................        74,688
         30,452 CSX Corp.+..................................     1,018,315
            600 Expeditors International of Washington, Inc.        35,025
         58,516 FedEx Corp.*................................     2,395,060
          4,400 Florida East Coast Industries, Inc..........       150,700
          3,650 Kansas City Southern Industries, Inc........        54,677
         53,817 Norfolk Southern Corp.......................       973,550
        132,824 Union Pacific Corp.+........................     7,297,351
         13,600 United Parcel Service, Inc., Class B Shares.       768,808
                                                             -------------
                                                                14,429,888
                                                             -------------

      Trucking & Leasing -- 0.0%
          6,685 GATX Corp...................................       292,268
                                                             -------------

      Water -- 0.0%
         13,834 American Water Works Co., Inc...............       383,617
                                                             -------------
                TOTAL COMMON STOCK
                (Cost -- $1,592,083,796).................... 1,773,239,422
                                                             -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments

--------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                  Security                                                    Value

--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1%
$1,900,000 U.S. Treasury Bills, 5.770% due 3/22/01 (Cost -- $1,893,727)..........................................     $1,893,727
                                                                                                                  --------------
           SUB-TOTAL INVESTMENTS
           (Cost -- $1,593,977,523)..............................................................................  1,775,133,149
                                                                                                                  --------------
REPURCHASE AGREEMENT -- 0.9%
16,945,000 J.P. Morgan Securities Inc., 5.380% due 3/1/01; Proceeds at maturity -- $16,947,532;
            (Fully collateralized by U.S. Treasury Bills, Notes & Bonds, 0.000% to 6.250% due 5/24/01 to 2/15/31;
            Market value -- $17,302,793) (Cost -- $16,945,000)...................................................     16,945,000
                                                                                                                  --------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $1,610,922,523**)............................................................................ $1,792,078,149
                                                                                                                  ==============

--------
* Non-income producing security.
+ All or a portion of this security is on loan (See Note 13).
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Large Capitalization Growth Investments

         -------------------------------------------------------------

          Shares                   Security                   Value

         -------------------------------------------------------------
         COMMON STOCK -- 96.5%

         Advertising -- 0.5%
             9,249 Catalina Marketing Corp.*+..............   $307,992
             3,200 Getty Images, Inc.*.....................     80,400
               522 Harte-Hanks, Inc........................     12,288
            33,490 The Interpublic Group of Cos., Inc.+....  1,259,224
             4,904 Lamar Advertising Co.*+.................    202,290
            89,138 Omnicom Group Inc.+.....................  8,083,925
               700 True North Communications, Inc..........     26,950
                                                            ----------
                                                             9,973,069
                                                            ----------

         Aerospace/Defense -- 0.1%
             8,557 The Boeing Co...........................    532,245
             1,380 L-3 Communications Holdings, Inc.*......    113,132
            10,400 The Titan Corp.*+.......................    256,880
                                                            ----------
                                                               902,257
                                                            ----------

         Agriculture -- 0.0%
            11,345 UST, Inc.+..............................    327,190
                                                            ----------

         Airlines -- 0.3%
             3,000 Northwest Airlines Corp.*...............     66,000
           309,300 Southwest Airlines Co...................  5,752,980
             4,200 US Airways Group, Inc...................    173,460
                                                            ----------
                                                             5,992,440
                                                            ----------

         Apparel -- 0.0%
             4,721 Jones Apparel Group, Inc.*..............    181,286
             1,091 NIKE, Inc., Class B Shares..............     42,604
                                                            ----------
                                                               223,890
                                                            ----------

         Banks -- 0.3%
             9,466 Fifth Third Bancorp.....................    509,389
           104,160 J.P. Morgan Chase & Co..................  4,860,106
             2,419 State Street Corp.......................    242,989
             6,520 Synovus Financial Corp..................    181,386
             2,700 Valley National Bancorp.................     75,681
                                                            ----------
                                                             5,869,551
                                                            ----------

         Beverages -- 1.0%
            19,972 Anheuser-Busch Cos., Inc................    872,776
           272,876 The Coca-Cola Co........................ 14,470,614
            18,448 Coca-Cola Enterprises Inc.*.............    418,770
             7,493 The Pepsi Bottling Group, Inc.*.........    302,343
            28,937 PepsiCo, Inc............................  1,333,417
                                                            ----------
                                                            17,397,920
                                                            ----------

         Biotechnology -- 5.2%
             7,400 Affymetrix, Inc.*.......................    423,997
           672,678 Amgen, Inc.............................. 48,474,858
             9,200 Applera Corp. -- Celera Genomics Group*+    400,200
           275,479 Biogen, Inc.*........................... 19,713,966


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


      Large Capitalization Growth Investments

      -------------------------------------------------------------------

       Shares                      Security                      Value

      -------------------------------------------------------------------

      Biotechnology -- 5.2% (continued)
         13,851 Chiron Corp.*.................................   $648,400
        362,100 Genentech, Inc.*+............................. 19,010,250
          8,109 Genzyme Corp.*................................    713,085
         23,300 Human Genome Sciences, Inc.*+.................  1,280,044
          8,648 ICOS Corp.*...................................    468,073
         19,100 IDEC Pharmaceuticals Corp.*...................  1,076,763
         44,800 Immunex Corp.*................................  1,458,800
         10,600 Incyte Genomics, Inc.*........................    178,213
         36,400 Millennium Pharmaceuticals, Inc.*.............  1,228,500
          8,300 Protein Design Labs, Inc.*+...................    519,788
                                                               ----------
                                                               95,594,937
                                                               ----------

      Chemicals -- 0.0%
            766 Cabot Corp....................................     26,266
                                                               ----------

      Commercial Services -- 1.5%
          1,212 ANC Rental Corp.*.............................      3,712
         21,993 Apollo Group, Inc., Class A Shares*...........    772,504
         33,371 Cendant Corp..................................    436,494
          1,656 Comdisco, Inc.................................     21,114
         41,403 Concord EFS, Inc.*............................  1,914,889
          2,378 Convergys Corp.*..............................    100,732
         11,571 DeVry, Inc.*..................................    419,333
          3,602 Ecolab, Inc...................................    151,104
         27,320 Equifax, Inc..................................    828,069
          9,200 First Health Group Corp.*.....................    392,725
            864 H&R Block, Inc................................     42,595
          3,600 Iron Mountain, Inc.*..........................    140,436
            980 Manpower, Inc.................................     33,349
          6,604 McKesson HBOC, Inc.+..........................    192,044
          8,600 The New Dun & Bradstreet Corp.*...............    215,860
          7,810 NOVA Corp./Georgia*...........................    148,468
        508,408 Paychex, Inc.................................. 20,304,544
          3,200 Quanta Services, Inc.*........................     88,352
          7,694 Quintiles Transnational Corp.*................    138,492
         34,270 Robert Half International Inc.................    824,536
          5,200 TeleTech Holdings, Inc.*......................     80,600
          9,577 Valassis Communications, Inc..................    289,513
          3,285 Viad Corp.....................................     80,121
          2,800 Wireless Facilities, Inc.*....................     37,800
                                                               ----------
                                                               27,657,386
                                                               ----------

      Computers -- 8.1%
          2,127 Affiliated Computer Services, Class A Shares*+    133,767
         13,416 Apple Computer, Inc...........................    244,842
         45,040 The Bisys Group, Inc.*........................  1,748,115
          6,239 Brocade Communications Systems, Inc.*+........    126,215
         57,328 Ceridian Corp.................................  1,158,026
         20,905 Compaq Computer Corp.*........................  1,248,238
      1,642,724 Computer Sciences Corp.+...................... 35,934,588
          4,194 Dell Computer Corp.*..........................    255,834
          4,100 DST Systems, Inc.*............................     67,906


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        Large Capitalization Growth Investments

        ---------------------------------------------------------------

         Shares                   Security                     Value

        ---------------------------------------------------------------

        Computers -- 8.1% (continued)
          121,634 Echelon Corp.*+..........................  $7,763,898
            5,726 Electronic Data Systems Corp.............     139,929
          419,972 Electronics for Imaging, Inc.*...........  16,698,087
           35,474 EMC Corp.................................     610,153
          123,422 Gateway, Inc.*+..........................   3,560,725
          518,080 Hewlett-Packard Co.*.....................  51,756,192
            5,900 International Business Machines Corp.*...     269,556
           24,859 Jack Henry & Associates, Inc.............   1,292,668
           15,465 Lexmark International Group, Inc.*.......      21,748
            9,462 marchFIRST, Inc.*........................     169,137
            2,658 McData Corp.*............................     116,952
          343,958 NCR Corp.*...............................   5,976,270
           20,476 Palm, Inc.*..............................     631,876
            9,500 Redback Networks, Inc.*+.................     205,437
           14,600 SanDisk Corp.*...........................     146,000
          625,800 Silicon Storage Technology, Inc.*+.......  12,437,775
            7,217 Sun Microsystems, Inc.*..................     401,987
            6,369 SunGard Data Systems Inc.*...............     345,916
            8,762 Synopsys, Inc.*..........................     474,243
           30,099 Unisys Corp..............................     493,022
           67,890 VERITAS Software Corp.*+.................   4,408,607
                                                            -----------
                                                            148,837,709
                                                            -----------

        Cosmetics/Personal Care -- 0.9%
          177,276 Colgate-Palmolive Co.+...................  10,468,148
           16,984 The Estee Lauder Cos., Inc.+.............     656,262
          144,891 The Gillette Co.*........................   4,710,406
                                                            -----------
                                                             15,834,816
                                                            -----------

        Distribution/Wholesale -- 0.0%
            5,443 Fastenal Co..............................     326,580
            1,835 Ingram Micro Inc., Class A Shares*.......      25,323
            2,461 Tech Data Corp.*.........................      75,214
                                                            -----------
                                                                427,117
                                                            -----------

        Diversified Financial Services -- 2.8%
           25,833 American Express Co.*....................   1,133,552
           33,449 Capital One Financial Corp.+.............   1,848,057
           16,028 Federated Investors, Inc., Class B Shares     432,756
           52,130 The Goldman Sachs Group, Inc.+...........   4,782,928
           15,928 Knight Trading Group, Inc.*..............     258,830
           96,115 MBNA Corp.*..............................   3,160,261
          384,688 Providian Financial Corp.+...............  19,238,247
          618,262 Stilwell Financial, Inc..................  19,722,558
            7,123 T. Rowe Price Group Inc..................     254,202
            6,368 USA Education, Inc.+.....................     461,871
           16,147 Waddell & Reed Financial, Inc............     496,020
                                                            -----------
                                                             51,789,282
                                                            -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


       Large Capitalization Growth Investments

       -----------------------------------------------------------------

        Shares                     Security                     Value

       -----------------------------------------------------------------

       Electric -- 0.7%
         184,998 The AES Corp.+.............................. $9,984,342
          51,164 Calpine Corp.*+.............................  2,276,286
           1,800 NRG Energy, Inc.*...........................     49,860
                                                              ----------
                                                              12,310,488
                                                              ----------

       Electrical Components & Equipment -- 0.1%
          29,603 American Power Conversion Corp.*............    360,787
          19,975 Molex, Inc.+................................    725,342
          10,000 Power-One, Inc.*............................    177,500
                                                              ----------
                                                               1,263,629
                                                              ----------

       Electronics -- 1.8%
          87,900 Agilent Technologies, Inc.*.................  3,164,400
           7,400 Amphenol Corp.*.............................    264,180
         117,618 Applera Corp. -- Applied Biosystems Group*..  8,127,404
           4,300 AVX Corp....................................     76,583
         122,540 Celestica Inc.*+............................  6,004,460
         192,930 Flextronics International Ltd.*+............  5,112,645
          13,150 Gentex Corp.*...............................    329,572
          22,280 Jabil Circuit, Inc.*........................    500,854
          14,600 KEMET Corp.*................................    245,572
           8,936 Millipore Corp..............................    469,140
             800 PerkinElmer, Inc............................     58,576
          58,768 Sanmina Corp.*+.............................  1,752,021
           4,700 Sawtek Inc.*................................     77,550
          22,738 SCI Systems, Inc.*..........................    465,447
         102,380 Solectron Corp.*+...........................  2,789,855
          28,104 Symbol Technologies, Inc.+..................  1,302,620
           2,900 Vishay Intertechnology, Inc.*...............     52,026
          24,946 Waters Corp.*...............................  1,642,944
                                                              ----------
                                                              32,435,849
                                                              ----------

       Energy - Alternative Sources -- 0.0%
           1,600 Plug Power Inc.*+...........................     25,200
                                                              ----------

       Engineering & Construction -- 0.0%
           7,200 Dycom Industries, Inc.*.....................    110,160
             700 Fluor Corp..................................     26,684
                                                              ----------
                                                                 136,844
                                                              ----------

       Entertainment -- 0.1%
          13,065 International Game Technology...............    705,510
           1,667 International Speedway Corp., Class A Shares     75,223
           6,900 Macrovision Corp.*..........................    276,431
           5,785 Six Flags, Inc.+............................    124,898
                                                              ----------
                                                               1,182,062
                                                              ----------

       Environmental Control -- 0.0%
           2,698 Republic Services, Inc.*....................     44,895
                                                              ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


    Large Capitalization Growth Investments

    ------------------------------------------------------------------------

     Shares                        Security                         Value

    ------------------------------------------------------------------------

    Food -- 0.9%
       25,678 Campbell Soup Co.+.................................   $768,543
       24,826 General Mills, Inc.................................  1,113,446
          305 Keebler Foods Co...................................     12,798
       15,077 Kellogg Co.........................................    400,897
      295,414 The Kroger Co.+....................................  7,160,835
       11,852 The Quaker Oats Co.................................  1,155,807
       39,551 Safeway Inc.*......................................  2,148,015
       61,155 Sara Lee Corp......................................  1,326,452
       68,282 SYSCO Corp.+.......................................  1,861,367
                                                                  ----------
                                                                  15,948,160
                                                                  ----------

    Forest Products & Paper -- 0.0%
        6,200 Georgia-Pacific Corp...............................    196,726
        1,000 Willamette Industries, Inc.........................     46,480
                                                                  ----------
                                                                     243,206
                                                                  ----------

    Health Care -- 1.8%
       11,600 Aetna Inc.*........................................    431,868
       14,215 Apogent Technologies Inc.*.........................    285,437
          575 Bausch & Lomb Inc.+................................     30,889
       68,210 Baxter International Inc...........................  6,281,459
          768 Beckman Coulter, Inc...............................     31,066
        4,483 Biomet, Inc........................................    173,996
       42,404 Boston Scientific Corp.*...........................    699,242
        7,200 Cytyc Corp.*.......................................    452,700
       59,233 Guidant Corp.......................................  3,019,106
      121,880 HCA -- The Healthcare Co.*+........................  4,826,448
       36,514 Health Management Associates, Inc., Class A Shares*    631,692
       14,718 Johnson & Johnson..................................  1,432,503
      231,424 Medtronic, Inc..................................... 11,844,280
        8,254 MiniMed, Inc.*.....................................    291,985
       16,606 Oxford Health Plans, Inc.*.........................    549,036
        2,330 PacifiCare Health Systems, Inc.*+..................     91,161
        7,800 Patterson Dental Co.*..............................    246,675
        3,200 Quest Diagnostics, Inc.*...........................    337,280
        1,790 St. Jude Medical, Inc..............................    100,455
       27,748 Stryker Corp.......................................  1,558,050
        3,538 Sybron Dental Specialties, Inc.*...................     69,522
        8,000 Techne Corp.*......................................    215,500
        5,184 UnitedHealth Group Inc.............................    307,048
        1,968 Universal Health Services, Inc., Class B Shares*...    176,628
                                                                  ----------
                                                                  34,084,026
                                                                  ----------

    Home Furnishings -- 0.0%
        9,600 Polycom, Inc.*.....................................    208,800
                                                                  ----------

    Household Products/Wares -- 0.0%
          966 Avery Dennison Corp................................     51,198
                                                                  ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Large Capitalization Growth Investments

         -------------------------------------------------------------

          Shares                   Security                   Value

         -------------------------------------------------------------

         Insurance -- 2.8%
             3,241 AFLAC, Inc..............................   $194,979
           150,800 American International Group, Inc....... 12,335,440
           398,500 The Progressive Corp.................... 39,451,500
                                                            ----------
                                                            51,981,919
                                                            ----------

         Internet -- 3.2%
             4,900 Agile Software Corp.*...................    106,881
             8,400 Akamai Technologies, Inc.*..............    142,275
            35,992 Amazon.com, Inc.*.......................    366,669
            13,703 AmeriTrade Holdings Corp.*..............    112,193
            32,200 Ariba, Inc.*............................    531,300
            10,400 Art Technology Group, Inc.*+............    252,850
             1,100 AsiaInfo Holdings, Inc.*................     13,819
            19,591 At Home Corp.*..........................    113,873
            37,200 BroadVision, Inc.*......................    269,700
             2,600 CacheFlow, Inc.*........................     17,956
         1,038,498 The Charles Schwab Corp................. 21,704,608
            80,685 Check Point Software Technologies Ltd.*+  5,173,926
            11,522 CheckFree Corp.*........................    555,216
            39,850 CMGI Inc.*..............................    161,891
             9,093 CNET Networks, Inc.*+...................    113,094
            37,200 Commerce One, Inc.*.....................    648,675
             4,151 Critical Path, Inc.*....................     11,350
             4,400 Digex, Inc.*............................     79,475
            20,714 DoubleClick, Inc.*......................    278,344
            30,849 E*TRADE Group, Inc.*....................    277,949
            13,550 E.piphany, Inc.*........................    227,809
             7,766 EarthLink, Inc.*+.......................     69,894
           129,024 eBay, Inc.*.............................  4,945,248
             7,000 Engage, Inc.*+..........................      7,875
             8,200 Entrust Technologies Inc.*..............     65,856
            82,648 Exodus Communications, Inc.*............  1,208,727
               300 FreeMarkets, Inc.*+.....................      5,513
             8,600 HomeStore.com, Inc.*....................    256,925
           296,414 i2 Technologies, Inc.*..................  7,966,126
            38,660 InfoSpace, Inc.*........................    147,391
            17,328 Inktomi Corp.*..........................    196,023
            15,000 Internap Network Services Corp.*........     56,250
             5,100 Internet Security Systems, Inc.*........    284,325
            14,800 Kana Communications, Inc.*..............     45,325
             7,800 Liberate Technologies, Inc.*............     73,613
            10,150 Macromedia, Inc.*.......................    297,522
             1,900 NaviSite, Inc.*+........................      3,622
            20,365 Network Associates, Inc.*+..............    131,736
            13,429 Openwave Systems, Inc.*+................    494,775
            18,680 Portal Software, Inc.*..................    133,679
            12,111 Priceline.com Inc.*+....................     32,548
             5,700 Proxicom, Inc.*.........................     29,213
            27,874 PSINet, Inc.*+..........................     35,714
            13,092 RealNetworks, Inc.*.....................     94,099
             4,700 RSA Security, Inc.*.....................    223,250
             5,000 S1 Corp.*...............................     35,313
             1,986 Safeguard Scientifics, Inc.*............     14,279


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


     Large Capitalization Growth Investments

     ----------------------------------------------------------------------

      Shares                       Security                        Value

     ----------------------------------------------------------------------

     Internet -- 3.2% (continued)
        14,624 Sapient Corp.*...................................   $188,284
         6,022 Scient Corp.*....................................     17,690
        13,933 Symantec Corp.*..................................    634,822
         3,700 TD Waterhouse Group, Inc.*.......................     46,879
        24,700 TIBCO Software Inc.*.............................    333,450
         1,841 Ticketmaster Corp.*..............................     17,144
        12,276 TMP Worldwide Inc.*..............................    642,188
         4,600 USinternetworking, Inc.*.........................      9,775
        38,012 VeriSign, Inc.*+.................................  1,812,697
        16,800 VerticalNet, Inc.*...............................     53,025
        39,648 Vignette Corp.*..................................    244,083
        12,800 Vitria Technology, Inc.*.........................     60,000
         7,178 Walt Disney Internet Group*......................     43,068
        27,852 WebMD Corp.*.....................................    265,464
         2,700 webMethods, Inc.*................................    116,100
        17,800 Webvan Group, Inc.*+.............................      5,006
       276,712 Yahoo! Inc.*.....................................  6,589,205
                                                                 ----------
                                                                 59,093,574
                                                                 ----------

     Leisure Time -- 0.1%
        58,366 Harley-Davidson, Inc.+...........................  2,530,166
         1,760 Sabre Holdings Corp..............................     75,891
                                                                 ----------
                                                                  2,606,057
                                                                 ----------

     Lodging -- 0.0%
         1,980 Marriott International, Inc., Class A Shares.....     84,506
         1,330 MGM Mirage Inc.+.................................     35,750
                                                                 ----------
                                                                    120,256
                                                                 ----------

     Machinery - Diversified -- 0.0%
         7,000 Cognex Corp.*....................................    143,938
                                                                 ----------

     Media -- 4.3%
     1,307,515 AOL Time Warner Inc.............................. 57,569,885
         8,211 Cablevision Systems Corp., Class A Shares*+......    637,174
       108,170 Clear Channel Communications, Inc................  6,181,916
         5,589 COX Radio, Inc., Class A Shares*.................    123,014
         2,888 Dow Jones & Co., Inc.............................    177,901
         2,300 Emmis Communications Corp.*......................     60,806
         8,805 Fox Entertainment Group, Inc., Class A Shares*...    210,440
       101,150 Gemstar-TV Guide International, Inc.*............  4,577,038
           645 Hearst-Argyle Television, Inc.*..................     13,010
        15,106 Hispanic Broadcasting Corp.*.....................    339,885
         2,915 Liberty Digital, Inc., Class A Shares*...........     25,506
         2,100 Pegasus Communications Corp.*....................     58,669
        13,287 PRIMEDIA, Inc.*+.................................    126,227
        17,846 Reader's Digest Association, Inc., Class A Shares    572,678
         2,474 UnitedGlobalCom, Inc., Class A Shares*+..........     39,120
        31,206 Univision Communications Inc., Class A Shares*+..  1,029,798
         2,266 USA Networks, Inc.*..............................     53,393
       143,076 Viacom Inc., Class B Shares*.....................  7,110,878
                                                                 ----------
                                                                 78,907,338
                                                                 ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


            Large Capitalization Growth Investments

            -------------------------------------------------------

             Shares               Security                 Value

            -------------------------------------------------------

            Mining -- 0.0%
                4,900 Homestake Mining Co..............     $27,538
                7,070 Newmont Mining Corp..............     119,130
                                                        -----------
                                                            146,668
                                                        -----------

            Miscellaneous Manufacturing -- 7.3%
                2,209 Danaher Corp.....................     140,139
            2,865,720 General Electric Co.#............ 133,255,980
               19,278 Honeywell International, Inc.*...     900,475
                                                        -----------
                                                        134,296,594
                                                        -----------

            Office Furnishings -- 0.0%
               13,919 Herman Miller, Inc...............     356,674
                                                        -----------

            Oil & Gas Producers -- 0.3%
               11,826 Anadarko Petroleum Corp..........     739,125
               11,766 Apache Corp......................     690,664
                2,484 Devon Energy Corp................     141,588
                1,487 Diamond Offshore Drilling, Inc.*.      62,305
                7,769 ENSCO International Inc..........     296,076
               11,300 EOG Resources, Inc.+.............     492,680
               14,583 Global Marine, Inc...............     418,678
                2,200 Helmerich & Payne, Inc...........     114,158
                6,900 Marine Drilling Cos., Inc.*......     201,135
                4,200 Murphy Oil Corp..................     264,474
               19,031 Nabors Industries, Inc.*+........   1,079,058
                6,300 Newfield Exploration Co.*........     220,626
               17,223 Noble Drilling Corp.*............     801,731
                1,300 Pride International, Inc.*.......      32,240
                9,200 Rowan Cos., Inc..................     262,660
                                                        -----------
                                                          5,817,198
                                                        -----------

            Oil & Gas Services -- 0.3%
               20,182 Baker Hughes, Inc................     791,134
               12,824 BJ Services Co...................     974,624
                8,152 Cooper Cameron Corp.*............     487,327
                  800 Global Industries, Ltd.*.........      10,900
                1,021 Grant Prideco, Inc.*.............      18,654
               43,936 Halliburton Co.+.................   1,749,532
                9,700 Hanover Compressor Co.*+.........     363,750
                6,899 Smith International, Inc.........     521,564
                4,300 Tidewater, Inc.+.................     209,410
                4,921 Weatherford International, Inc.*+     256,040
                                                        -----------
                                                          5,382,935
                                                        -----------

            Packaging & Containers -- 0.0%
               14,576 Sealed Air Corp.*+...............     570,650
                                                        -----------

            Pharmaceuticals -- 12.4%
              256,621 Abbott Laboratories*.............  12,571,863
               12,800 Abgenix, Inc.*...................     435,200
                9,800 Alkermes, Inc.*+.................     303,800
               25,292 Allergan, Inc....................   2,199,139


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        Large Capitalization Growth Investments

        ----------------------------------------------------------------

         Shares                    Security                     Value

        ----------------------------------------------------------------

        Pharmaceuticals -- 12.4% (continued)
           33,384 ALZA Corp.*+..............................  $1,320,337
          166,898 American Home Products Corp.*.............  10,309,289
            7,298 Andrx Corp.*..............................     417,924
          182,736 Bristol-Myers-Squibb Co...................  11,587,290
           40,253 Cardinal Health, Inc......................   4,085,679
           11,300 Celgene Corp.*+...........................     295,213
            5,900 Cephalon, Inc.*+..........................     324,869
            9,500 COR Therapeutics, Inc.*+..................     326,562
          182,527 Eli Lilly & Co.*..........................  14,503,595
            2,176 Express Scripts, Inc., Class A Shares*....     195,160
           33,734 Forest Laboratories, Inc.*................   2,345,525
            2,600 Gilead Sciences, Inc.*....................      97,175
           12,400 ImClone Systems*+.........................     438,650
           26,778 IVAX Corp.+...............................   1,004,175
           24,750 King Pharmaceuticals, Inc.*+..............   1,136,025
           13,900 Medarex, Inc.*............................     355,319
           40,620 MedImmune, Inc.*..........................   1,774,586
          423,668 Merck & Co., Inc.*........................  33,978,174
            2,774 Mylan Laboratories, Inc...................      64,912
        2,349,051 Pfizer, Inc............................... 105,707,295
          196,149 Pharmacia Corp............................  10,140,903
          281,595 Schering-Plough Corp......................  11,334,199
           10,256 Sepracor Inc.*+...........................     532,671
            1,500 Tanox, Inc.*..............................      50,719
           11,300 Vertex Pharmaceuticals Inc.*..............     562,175
            9,381 Watson Pharmaceuticals, Inc.*.............     520,646
                                                             -----------
                                                             228,919,069
                                                             -----------

        Pipelines -- 0.6%
           36,462 Dynegy Inc., Class A Shares...............   1,713,714
          147,074 Enron Corp.+..............................  10,074,569
                                                             -----------
                                                              11,788,283
                                                             -----------

        Retail -- 8.1%
            1,400 7-Eleven, Inc.*...........................      14,434
           20,996 AutoNation, Inc.*+........................     174,267
           45,452 Bed Bath & Beyond Inc.*...................   1,119,256
           32,573 Best Buy Co., Inc.*.......................   1,334,190
            1,756 BJ's Wholesale Club, Inc.*................      79,916
            1,700 Blockbuster Inc...........................      23,800
            9,562 CDW Computer Centers, Inc.*...............     317,937
           25,948 Circuit City Stores -- Circuit City Group+     393,631
           10,374 Consolidated Stores Corp.*................     160,901
           10,872 Costco Wholesale Corp.....................     453,906
          118,192 CVS Corp.+................................   7,209,712
           31,698 Dollar General Corp.+.....................     589,583
           20,777 Dollar Tree Stores, Inc.*.................     577,860
           20,328 Family Dollar Stores, Inc.................     533,813
          105,879 The Gap, Inc.+............................   2,884,144
        1,329,514 The Home Depot, Inc.......................  56,504,345
           15,942 Intimate Brands, Inc......................     251,884
           57,854 Kohl's Corp.*.............................   3,813,157


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Large Capitalization Growth Investments

           ----------------------------------------------------------

            Shares                 Security                  Value

           ----------------------------------------------------------

           Retail -- 8.1% (continued)
              10,040 The Limited, Inc....................    $177,206
              35,323 Lowe's Cos., Inc.+..................   1,973,849
               3,400 MSC Industrial Direct Co., Inc......      55,964
               4,511 Office Depot, Inc.*.................      41,501
               2,177 Outback Steakhouse, Inc.*...........      57,908
              35,768 RadioShack Corp.....................   1,530,870
              58,132 Staples, Inc.*+.....................     864,714
              33,460 Starbucks Corp.*....................   1,593,533
               1,000 Talbots, Inc........................      50,820
              29,134 Target Corp.*.......................   1,136,226
              18,272 Tiffany & Co........................     568,442
              26,346 TJX Cos., Inc.......................     805,661
               9,399 Tricon Global Restaurants, Inc.*+...     361,861
             169,623 Walgreen Co.........................   7,517,691
           1,134,015 Wal-Mart Stores, Inc................  56,802,811
               6,618 Williams-Sonoma, Inc.*..............     180,340
                                                          -----------
                                                          150,156,133
                                                          -----------

           Semiconductors -- 8.2%
              35,718 Advanced Micro Devices, Inc.*+......     767,937
               7,100 Alpha Industries, Inc...............     114,488
              76,366 Altera Corp.*.......................   1,765,964
              21,300 Amkor Technology, Inc.*.............     347,456
              69,092 Analog Devices, Inc.*...............   2,577,132
             558,846 Applied Materials, Inc.*+...........  23,611,244
              49,568 Applied Micro Circuits Corp.*.......   1,325,944
              77,908 Atmel Corp.*........................     818,034
              18,700 Axcelis Technologies, Inc.*.........     172,391
              29,380 Broadcom Corp., Class A Shares*+....   1,446,965
              44,392 Conexant Systems, Inc.*+............     543,802
              10,400 Credence Systems Corp.*.............     239,200
              11,700 Cree, Inc.*.........................     245,700
              21,000 Cypress Semiconductor Corp.*+.......     411,180
               7,700 Dallas Semiconductor Corp...........     214,830
              11,300 Fairchild Semiconductor Corp.*......     165,997
               6,500 GlobeSpan, Inc.*....................     130,000
              20,400 Integrated Device Technology, Inc.*+     590,325
           1,690,098 Intel Corp.*........................  48,273,424
               9,500 International Rectifier Corp.*......     313,500
               4,300 Intersil Holding Corp.*.............      79,550
              33,892 KLA-Tencor Corp.*+..................   1,211,639
              12,200 Kopin Corp.*........................      86,163
              24,000 Lam Research Corp.*+................     516,000
              15,500 Lattice Semiconductor Corp.*+.......     286,750
              61,022 Linear Technology Corp..............   2,417,997
              61,968 LSI Logic Corp.*....................     998,304
             502,220 Maxim Integrated Products, Inc.*....  23,164,897
              11,400 Micrel, Inc.*.......................     320,625
              24,846 Microchip Technology Inc.*+.........     593,198
              96,676 Micron Technology, Inc..............   3,308,253
              33,900 National Semiconductor Corp.*.......     692,238
              27,088 Novellus Systems, Inc.*.............   1,046,274


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Large Capitalization Growth Investments

         --------------------------------------------------------------

          Shares                   Security                    Value

         --------------------------------------------------------------

         Semiconductors -- 8.2% (continued)
             9,000 NVIDIA Corp.*...........................    $402,187
             5,300 ON Semiconductor Corp.*.................      31,800
            30,878 PMC-Sierra, Inc.*.......................   1,034,413
            17,652 QLogic Corp.*...........................     659,743
            15,400 Rambus Inc.*+...........................     587,125
            12,800 Semtech Corp.*..........................     320,800
               700 Silicon Laboratories, Inc.*+............      11,375
             1,100 Siliconix Inc.*.........................      34,134
            33,620 Teradyne, Inc.*+........................   1,049,953
           333,938 Texas Instruments, Inc..................   9,867,868
            15,900 Transwitch Corp.*.......................     318,994
            12,600 TriQuint Semiconductor, Inc.*...........     229,162
             5,800 Virata Corp.*+..........................      58,725
            34,792 Vitesse Semiconductor Corp.*............   1,372,109
           430,734 Xilinx, Inc.*...........................  16,744,784
                                                            -----------
                                                            151,520,573
                                                            -----------

         Software -- 11.0%
            12,258 Acxiom Corp.*+..........................     341,692
            46,268 Adobe Systems, Inc.+....................   1,344,664
             6,700 American Management Systems, Inc.*......     148,237
             2,596 Autodesk, Inc...........................      98,972
            87,852 Automatic Data Processing, Inc..........   5,183,268
           252,092 BEA Systems, Inc.*+.....................   9,674,030
            47,270 BMC Software, Inc.*+....................   1,424,009
            12,670 Cadence Design Systems, Inc.*...........     321,184
             6,300 ChoicePoint, Inc.*......................     348,390
            33,664 Citrix Systems, Inc.*...................     875,264
           265,223 Computer Associates International, Inc.*   8,272,305
            36,308 Compuware Corp.*........................     374,426
            10,093 CSG Systems International, Inc.*........     380,380
             5,666 eFunds Corp.*...........................      86,406
            22,442 Electronic Arts Inc.*+..................   1,122,100
            16,477 Fiserv, Inc.*...........................     815,612
            56,588 IMS Health Inc..........................   1,522,217
            23,012 Intuit Inc.*............................     946,369
             7,010 Keane, Inc..............................     105,290
            15,600 Mercury Interactive Corp.*..............     981,825
            13,700 Micromuse Inc.*.........................     562,556
         1,708,322 Microsoft Corp.*........................ 100,790,998
             4,900 National Instruments Corp.*.............     238,263
            17,411 Novell, Inc.*...........................     103,378
         1,680,992 Oracle Corp.*...........................  31,938,848
            35,753 Parametric Technology Corp.*............     475,962
            29,241 PeopleSoft, Inc.*.......................     943,022
            27,900 Peregrine Systems, Inc.*................     687,038
           243,890 Pixar, Inc.*............................   7,926,425
             3,800 Quest Software, Inc.*...................      98,325
            36,620 Rational Software Corp.*+...............   1,279,411
            13,300 Red Hat, Inc.*..........................      85,619
             7,363 SEI Investments Co.*....................     629,191
           606,686 Siebel Systems, Inc.*...................  23,205,739


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


     Large Capitalization Growth Investments

     ---------------------------------------------------------------------

      Shares                      Security                       Value

     ---------------------------------------------------------------------
     Software -- 11.0% (continued)
         7,265 Total System Services, Inc.................... $    174,360
         1,700 VA Linux Systems, Inc.*.......................        7,119
        11,800 Wind River Systems, Inc.*.....................      277,300
                                                              ------------
                                                               203,790,194
                                                              ------------

     Telecommunications Equipment -- 11.7%
        43,158 3Com Corp.*...................................      393,817
         3,626 Adaptec, Inc.*................................       39,659
       149,732 ADC Telecommunications, Inc.*+................    1,665,769
         3,500 ADTRAN, Inc.*.................................       83,344
        13,100 Advanced Fibre Communications, Inc.*..........      248,081
         4,100 Aether Systems, Inc.*+........................      105,575
        21,017 Allegiance Telecom, Inc.*.....................      425,594
         6,240 ALLTEL Corp.*.................................      335,088
        72,960 Amdocs Ltd.*..................................    4,743,130
        14,814 American Tower Corp., Class A Shares+.........      428,717
         9,500 Andrew Corp.*.................................      142,500
         3,700 ANTEC Corp.*..................................       33,184
         8,200 Aspect Communications Corp.*..................       90,713
        33,100 AT&T Wireless Group.*+........................      695,431
         1,300 Avanex Corp.*+................................       25,188
        45,646 Avaya Inc.*...................................      639,044
        13,184 Cabletron Systems, Inc.*......................      177,325
       210,322 CIENA Corp.*+.................................   14,131,009
     1,818,088 Cisco Systems, Inc.*..........................   43,065,960
         7,800 Commscope, Inc.*..............................      157,170
        98,050 Comverse Technology, Inc.*+...................    7,347,622
         8,642 Copper Mountain Networks, Inc.*...............       35,378
       170,310 Corning Inc...................................    4,615,401
        12,089 Cox Communications, Inc., Class A Shares*+....      501,935
         2,100 Digital Lightwave, Inc.*......................       57,619
         4,200 Ditech Communications Corp.*..................       37,669
        14,200 DMC Stratex Networks, Inc.*...................      129,575
         2,400 Dobson Communications Corp.*..................       44,550
        18,920 EchoStar Communications Corp., Class A Shares*      494,285
         5,600 Efficient Networks, Inc.*.....................      129,500
        14,100 Emulex Corp.*+................................      434,456
         9,118 Extreme Networks, Inc.*+......................      206,152
        19,500 Finisar Corp.*................................      230,344
         2,900 Focal Communications Corp.*+..................       37,156
        12,800 Foundry Networks, Inc.*.......................      147,200
         9,700 General Motors Corp., Class H Shares*.........       70,931
        39,440 Global TeleSystems, Inc.*+....................       48,117
         1,800 Harris Corp...................................       45,198
        98,859 Hughes Electronics Corp.......................    2,241,134
         1,500 Inet Technologies, Inc.*......................       22,594
         8,400 Infonet Services Corp.*.......................       44,268
       938,728 JDS Uniphase Corp.*+..........................   25,110,974
       213,840 Juniper Networks, Inc.*+......................   13,806,045
        36,927 Level 3 Communications, Inc.*+................      934,715
       652,855 Lucent Technologies Inc.......................    7,566,589
         3,800 MasTec, Inc.*.................................       56,924
       442,552 McLeodUSA, Inc., Class A Shares*+.............    5,808,495


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


    Large Capitalization Growth Investments

    ------------------------------------------------------------------------

     Shares                      Security                         Value

    ------------------------------------------------------------------------
    Telecommunications Equipment -- 11.7% (continued)
       57,796 Metromedia Fiber Network, Inc., Class A Shares*       $549,062
      183,501 Motorola, Inc.*................................      2,783,710
      611,772 Network Appliance, Inc.*+......................     18,200,217
          900 New Focus, Inc*+...............................         19,519
        5,800 Newport Corp...................................        283,475
        3,200 Next Level Communications, Inc.*...............         28,100
       93,986 Nextel Communications, Inc.*...................      2,261,538
        2,184 PanAmSat Corp.*................................         83,538
        5,100 Powertel, Inc.*................................        300,581
        8,700 Powerwave Technologies, Inc.*..................        136,073
      575,438 QUALCOMM Inc.*.................................     31,541,195
       88,608 Qwest Communications International, Inc.*......      3,275,838
       22,440 RF Micro Devices, Inc.*........................        249,645
       31,044 Scientific-Atlanta, Inc........................      1,455,964
        2,400 Sonus Networks, Inc*...........................         67,050
      100,712 Sprint Corp. (PCS Group)*+.....................      2,535,928
       19,000 Sycamore Networks, Inc.*.......................        344,375
        8,700 TEKELEC*.......................................        164,756
        3,436 TeleCorp PCS, Inc.*............................         73,445
       66,137 Tellabs, Inc.*.................................      2,881,093
        7,600 Terayon Communication Systems, Inc.*...........         42,038
       11,253 Time Warner Telecom Inc., Class A Shares*......        727,928
        6,900 Triton PCS Holdings, Inc.*+....................        240,206
        1,300 Turnstone Systems, Inc.*.......................          8,369
        1,208 United States Cellular Corp.*+.................         71,610
       43,920 VoiceStream Wireless Corp.*+...................      4,172,400
        1,600 West Corp.*....................................         43,600
       11,165 Western Wireless Corp., Class A Shares*........        471,023
        6,400 Williams Communications Group, Inc.*+..........         79,744
       17,439 Winstar Communications, Inc.*+.................        220,167
      238,466 WorldCom, Inc.*................................      3,964,497
       40,820 XO Communications, Inc.*.......................        607,198
                                                              --------------
                                                                 215,715,006
                                                              --------------

    Textiles -- 0.0%
       22,915 Cintas Corp.+..................................        825,298
                                                              --------------

    Transportation -- 0.1%
       12,800 C.H. Robinson Worldwide, Inc...................        382,399
        8,380 Expeditors International of Washington, Inc....        489,183
        6,240 Kansas City Southern Industries, Inc...........         93,475
        1,100 United Parcel Service, Inc.....................         62,183
                                                              --------------
                                                                   1,027,240
                                                              --------------
              TOTAL COMMON STOCK
              (Cost -- $1,646,401,129).......................  1,781,953,784
                                                              --------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Growth Investments

---------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                   Security                                                    Value

---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.2%
$ 3,700,000 U.S. Treasury Bill, 5.660% due 3/22/01 (Cost -- $3,687,784)........................................... $    3,687,784
                                                                                                                   --------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $1,650,088,913)..............................................................................  1,785,641,568
                                                                                                                   --------------
REPURCHASE AGREEMENT -- 3.3%
 60,451,000 J.P. Morgan Securities Inc., 5.380% due 3/1/01; Proceeds at maturity -- $60,460,034;
             (Fully collateralized by U.S. Treasury Bills, Notes & Bonds, 0.000% to 6.250% due 5/24/01 to 2/15/31;
             Market value -- $61,660,020) (Cost -- $60,451,000)...................................................     60,451,000
                                                                                                                   --------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $1,710,539,913**)............................................................................ $1,846,092,568
                                                                                                                   ==============

--------
* Non-income producing security.
+ All or a portion of this security is on loan (See Note 13).
# Securities with an aggregate market value of $9,004,500 are segregated as collateral for futures contracts.
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments

---------------------------------------------------

 Shares               Security               Value

---------------------------------------------------
COMMON STOCK -- 99.2%
Advertising -- 0.2%
    1,186 The Interpublic Group Cos., Inc.+ $44,594
      693 Omnicom Group Inc................  62,848
                                            -------
                                            107,442
                                            -------

Aerospace/Defense -- 1.3%
      397 The B.F. Goodrich, Co............  16,055
    3,436 The Boeing Co.................... 213,719
      768 General Dynanics Corp............  52,362
    1,685 Lockheed Martin Corp.............  63,120
      277 Northrop Grumman Corp............  26,024
    1,310 Raytheon Co., Class B Shares+....  43,505
    1,809 United Technolgies Corp.......... 140,939
                                            -------
                                            555,724
                                            -------

Agriculture -- 1.0%
    8,591 Philip Morris Cos., Inc.+........ 413,914
      636 UST Inc.+........................  18,342
                                            -------
                                            432,256
                                            -------

Airlines -- 0.2%
      595 AMR Corp.........................  19,784
      484 Delta Air Lines, Inc.............  20,386
    2,950 Southwest Airlines Co.+..........  54,870
      248 U.S. Airways Group, Inc..........  10,242
                                            -------
                                            105,282
                                            -------

Apparel -- 0.2%
      208 Liz Claiborne, Inc...............  10,130
    1,028 NIKE, Inc., Class B Shares.......  40,143
      200 Reebok International Ltd.........   5,120
      443 V.F. Corp........................  15,988
                                            -------
                                             71,381
                                            -------

Auto Manufacturers -- 0.8%
    7,245 Ford Motor Co.................... 201,483
    2,185 General Motors Corp.+............ 116,504
      244 Navistar International Corp......   6,105
      302 PACCAR Inc.......................  14,005
                                            -------
                                            338,097
                                            -------

Auto Parts & Equipment -- 0.2%
      257 Cooper Tire & Rubber Co..........   3,434
      559 Dana Corp........................   9,464
    2,193 Delphi Automotive Systems Corp...  30,768
      612 The Goodyear Tire & Rubber Co.+..  15,606
      484 TRW Inc..........................  18,895
      468 Visteon Corp.....................   6,739
                                            -------
                                             84,906
                                            -------

Banks -- 6.1%
    1,447 AmSouth Bancorporation...........  25,207
    6,287 Bank of America Corp............. 314,036


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


             S&P 500 Index Investments

             ------------------------------------------------------

              Shares                Security                Value

             ------------------------------------------------------

             Banks -- 6.1% (continued)
                 2,854 The Bank of New York Co., Inc.....  $147,780
                 4,466 Bank One Corp.+...................   157,516
                 1,552 BB&T Corp.........................    56,074
                   682 Comerica Inc.+....................    43,409
                 1,782 Fifth Third Bancorp...............    95,894
                 3,785 First Union Corp..................   122,520
                 3,493 FleetBoston Financial Corp.+......   144,086
                   972 Huntington Bancshares Inc.........    14,519
                 7,348 J.P. Morgan Chase & Co............   342,858
                 1,678 KeyCorp...........................    43,628
                 1,887 Mellon Financial Corp.............    87,387
                 2,345 National City Corp................    63,784
                   860 Northern Trust Corp...............    61,168
                   521 Old Kent Financial Corp...........    20,705
                 1,109 PNC Financial Services Group......    77,076
                   883 Regions Financial Corp............    26,490
                   668 SouthTrust Corp...................    28,265
                   622 State Street Corp.................    62,480
                   700 Summit Bancorp....................    29,400
                 1,152 SunTrust Banks, Inc...............    75,721
                 1,107 Synovus Financial Corp............    30,797
                 7,500 U.S. Bancorp......................   173,991
                   529 Union Planters Corp.+.............    20,134
                   790 Wachovia Corp.....................    49,881
                 6,607 Wells Fargo & Co.+................   327,971
                                                          ---------
                                                          2,642,777
                                                          ---------

             Beverages -- 2.3%
                   151 Adolph Coors Co., Class B Shares..    10,109
                 3,484 Anheuser-Busch Cos., Inc..........   152,251
                   268 Brown-Forman Corp., Class B Shares    17,018
                 9,582 The Coca-Cola Co..................   508,133
                 1,632 Coca-Cola Enterprises Inc.........    37,046
                 5,574 PepsiCo, Inc......................   256,850
                                                          ---------
                                                            981,407
                                                          ---------

             Biotechnology -- 0.8%
                 3,992 Amgen Inc.+.......................   287,674
                   580 Biogen, Inc.*+....................    41,506
                   734 Chiron Corp.*.....................    34,360
                                                          ---------
                                                            363,540
                                                          ---------

             Building Materials -- 0.1%
                 1,760 Masco Corp........................    41,131
                   395 Vulcan Materials Co...............    16,720
                                                          ---------
                                                             57,851
                                                          ---------

             Chemicals -- 1.2%
                   899 Air Products & Chemicals, Inc.....    36,454
                   287 Ashland Inc.......................    11,138
                 3,459 The Dow Chemical Co...............   113,490
                 4,031 E.I. du Pont de Nemours & Co......   176,114
                   303 Eastman Chemical Co...............    15,589


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          S&P 500 Index Investments

          -----------------------------------------------------------

           Shares                  Security                   Value

          -----------------------------------------------------------

          Chemicals -- 1.2% (continued)
                534 Engelhard Corp.........................   $12,779
                200 Great Lakes Chemical Corp..............     6,622
                428 Hercules Inc.+.........................     6,026
                657 PPG Industries Inc.+...................    33,573
                632 Praxair, Inc...........................    28,187
                859 Rohm & Haas Co.........................    31,568
                617 The Scherwin-Williams Co...............    15,487
                288 Sigma Aldrich Corp.....................    12,528
                                                            ---------
                                                              499,555
                                                            ---------

          Commercial Services -- 0.6%
              2,959 Cendant Corp...........................    38,704
                615 Convergys Corp.*.......................    26,051
                252 Deluxe Corp............................     6,136
                504 Ecolab Inc.............................    21,143
                547 Equifax Inc............................    16,580
                351 H&R Block, Inc.........................    17,304
              1,112 McKesson HBOC, Inc.+...................    32,337
                636 Moody's Corp.+.........................    17,147
              1,458 Paycheck, Inc..........................    58,229
                430 Quintiles Transnational Corp.*.........     7,740
                465 R.R. Donnelley & Sons Co...............    13,787
                699 Robert Half International Inc..........    16,818
                                                            ---------
                                                              271,976
                                                            ---------

          Computers -- 5.2%
              1,295 Apple Computer, Inc....................    23,634
                554 Ceridian Corp..........................    11,207
              6,575 Compaq Computer Corp.+.................   132,815
                646 Computer Sciences Corp.+...............    38,573
             10,003 Dell Computer Corp.*+..................   218,816
              1,803 Electronic Data Systems Corp...........   115,085
              8,455 EMC Corp.+.............................   336,171
              1,242 Gateway, Inc.*+........................    21,362
              7,640 Hewlett-Packard Co.....................   220,414
              6,776 International Business Machine Corp....   676,922
                488 Lexmark International, Inc.*+..........    25,376
                375 NCR Corp.*.............................    16,500
              2,191 Palm, Inc.*............................    38,069
             12,444 Sun Microsystems, Inc.*................   247,325
              1,244 Unisys Corp............................    20,377
              1,498 VERITAS Software Corp.*................    97,276
                                                            ---------
                                                            2,239,922
                                                            ---------

          Cosmetics/Personal Care -- 1.9%
                199 Alberto-Culver Co., Class B Shares+....     7,972
                906 Avon Products, Inc.....................    38,469
              2,210 Colgate-Palmolive Co.+.................   130,501
              4,068 The Gillette Co.+......................   132,251
                355 International Flavors & Fragrences Inc.     7,175
              2,058 Kimberly-Clark Corp....................   147,147
              5,040 The Procter & Gamble Co................   355,320
                                                            ---------
                                                              818,835
                                                            ---------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


            S&P 500 Index Investments

            -------------------------------------------------------

             Shares                Security                 Value

            -------------------------------------------------------

            Distribution/Wholesale -- 0.1%
                  677 Genuine Parts Co...................   $18,252
                  362 W.W Grainger, Inc..................    12,674
                                                          ---------
                                                             30,926
                                                          ---------

            Diversified Financial Services -- 6.3%
                5,141 American Express Co................   225,587
                  406 The Bear Stearns Cos., Inc.+.......    21,185
                  760 Capital One Financial Corp.........    41,990
                1,044 The CIT Group, Inc., Class A Shares    24,116
               19,434 Citigroup Inc......................   955,764
                  450 Countrywide Credit Industries, Inc.    19,904
                3,888 Fannie Mae+........................   309,874
                  926 Franklin Resources, Inc............    38,651
                2,679 Freddie Mac........................   176,412
                1,817 Household International, Inc.......   105,241
                  919 Lehman Brothers Holdings Inc.......    63,089
                3,291 MBNA Corp..........................   108,208
                3,132 Merrill Lynch & Co., Inc...........   187,607
                4,324 Morgan Stanley Dean Witter & Co....   281,622
                1,103 Providian Financial Corp.+.........    55,161
                  871 Stilwell Financial, Inc............    27,785
                  473 T. Rowe Price Group Inc............    16,880
                  642 USA Education Inc.+................    46,564
                                                          ---------
                                                          2,705,640
                                                          ---------

            Electric -- 2.6%
                1,894 The AES Corp.+.....................   102,219
                  434 Allegheny Energy, Inc..............    20,593
                  537 Ameren Corp........................    22,645
                1,240 American Electric Power Co., Inc.+.    58,950
                1,111 Calpine Corp.*.....................    49,428
                  623 Cinergy Corp.......................    20,328
                  500 CMS Energy Corp.+..................    14,775
                  841 Consolidated Edison, Inc...........    31,007
                  568 Constellation Energy Group.........    24,254
                  915 Dominion Resources, Inc............    59,987
                  560 DTE Energy Co.+....................    20,334
                2,844 Duke Energy Corp...................   115,893
                1,270 Edison International...............    18,923
                  869 Entergy Corp.......................    33,743
                1,226 Exelon Corp........................    80,144
                  894 FirstEnergy Corp...................    25,184
                  678 FPL Group, Inc.....................    44,104
                  464 GPU, Inc.+.........................    14,379
                  602 Niagara Mohawk Holdings Inc........    10,342
                  810 NiSource Inc.......................    23,190
                1,527 PG&E Corp..........................    21,317
                  348 Pinnacle West Capital Corp.........    16,165
                  570 PPL Corp...........................    26,043
                  801 Progress Energy, Inc...............    34,651
                  834 Public Service Enterprise Group....    37,372
                1,134 Reliant Energy, Inc................    47,639
                2,640 The Southern Co....................    81,708


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         S&P 500 Index Investments

         -------------------------------------------------------------

          Shares                   Security                    Value

         -------------------------------------------------------------

         Electric -- 2.6% (continued)
               984 TXU Corp.................................   $40,580
             1,327 Xcel Energy, Inc.+.......................    37,421
                                                             ---------
                                                             1,133,318
                                                             ---------

         Electrical Components & Equipment -- 0.4%
               720 American Power Conversion Corp.*.........     8,775
             1,648 Emerson Electric Co......................   110,251
               756 Molex Inc.+..............................    27,452
               325 Power-One, Inc.*.........................     5,769
                                                             ---------
                                                               152,247
                                                             ---------

         Electronics -- 0.8%
             1,746 Agilent Technologies, Inc.*..............    62,856
               814 Applera Corp. -- Applied Biosystems Group    56,247
               748 Jabil Circuit, Inc.*.....................    16,815
               322 Johnson Controls, Inc.+..................    21,407
               176 Millipore Corp...........................     9,240
               450 Parker-Hannifin Corp.....................    19,364
               189 PerkinElmer, Inc.........................    13,839
             1,150 Sanmina Corp.*+..........................    34,284
             2,460 Solectron Corp.*+........................    67,035
               551 Symbol Technologies, Inc.+...............    25,539
               355 Tektronix, Inc...........................     8,765
               709 Thermo Electron Corp.....................    19,781
               235 Thomas & Betts Corp......................     4,484
                                                             ---------
                                                               359,656
                                                             ---------

         Engineering & Construction -- 0.0%
               284 Fluor Corp...............................    10,826
                                                             ---------

         Enviromental Control -- 0.2%
               749 Allied Waste Industries, Inc.*...........    12,096
             2,396 Waste Management, Inc....................    60,787
                                                             ---------
                                                                72,883
                                                             ---------

         Food -- 2.2%
             1,622 Albertson's, Inc.........................    47,119
             2,503 Archer-Daniels-Midland Co................    37,670
             1,627 Campbell Soup Co.+.......................    48,696
             2,111 ConAgra Foods, Inc.......................    41,544
             1,113 General Mills, Inc.......................    49,918
             1,352 H.J. Heinz Co............................    57,568
               528 Hershey Foods Corp.......................    33,840
             1,567 Kellogg Co...............................    41,667
             3,219 The Kroger Co............................    78,029
               503 The Quaker Oats Co.......................    49,053
             1,196 Ralston Purina Group.....................    37,291
             1,938 Safeway Inc.*............................   105,253
             3,217 Sara Lee Corp............................    69,777
               484 SUPERVALU Inc............................     6,791
             2,586 SYSCO Corp...............................    70,494
             2,205 Unilever N.V. ADR........................   123,260


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


              S&P 500 Index Investments

              ----------------------------------------------------

               Shares               Security               Value

              ----------------------------------------------------

              Food -- 2.2% (continued)
                    538 Winn-Dixie Stores, Inc..........   $13,741
                    426 Wm. Wrigley Jr., Co.............    39,669
                                                         ---------
                                                           951,380
                                                         ---------

              Forest Products & Paper  -- 0.5%
                    226 Boise Cascade Corp..............     7,250
                    897 Georgia-Pacific Group...........    26,919
                  1,855 International Paper Co..........    69,859
                    431 Louisiana-Pacific Corp..........     4,560
                    382 The Mead Corp...................    10,463
                     95 Potlatch Corp...................     3,050
                    200 Temple-Inland Inc...............     9,518
                    375 Westvaco Corp...................     9,829
                    836 Weyerhaeuser Co.................    44,927
                    426 Willamette Industries, Inc......    19,800
                                                         ---------
                                                           206,175
                                                         ---------

              Gas -- 0.1%
                    531 KeySpan Corp....................    20,682
                    179 NICOR Inc.......................     6,623
                    122 ONEOK, Inc......................     5,362
                    146 Peoples Energy Corp.............     5,716
                    797 Sempra Energy...................    17,813
                                                         ---------
                                                            56,196
                                                         ---------

              Hand/Machine Tools -- 0.1%
                    308 The Black & Decker Corp.+.......    12,785
                    228 Snap-on Inc.....................     6,452
                    325 The Stanley Works...............    11,310
                                                         ---------
                                                            30,547
                                                         ---------

              Healthcare -- 3.2%
                    556 Aetna Inc.*.....................    20,700
                    199 Bausch & Lomb Inc.+.............    10,690
                  1,143 Baxter International Inc........   105,259
                    962 Becton, Dickinson & Co..........    34,613
                    682 Biomet, Inc.....................    26,470
                  1,550 Boston Scientific Corp.*........    25,560
                    181 C.R. Bard, Inc..................     8,031
                  1,185 Guidant Corp.+..................    60,399
                  2,119 The Healthcare Co.+.............    83,912
                  1,542 HEALTHSOUTH Corp.*..............    24,549
                    628 Humana Inc......................     8,478
                  5,370 Johnson & Johnson...............   522,662
                    372 Manor Care, Inc.*...............     9,073
                  4,646 Medtronic, Inc..................   237,782
                    336 St. Jude Medical, Inc...........    18,856
                    762 Stryker Corp.+..................    42,786
                  1,246 Tenet Healthcare Corp...........    57,478
                  1,226 UnitedHealth Group Inc..........    72,616
                    232 Wellpoint Health Networks Inc.*+    22,933
                                                         ---------
                                                         1,392,847
                                                         ---------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        S&P 500 Index Investments

        ---------------------------------------------------------------

         Shares                    Security                     Value

        ---------------------------------------------------------------

        Home Builders -- 0.0%
              241 Centex Corp................................    $9,920
              147 KB Home....................................     4,109
              158 Pulte Corp.................................     5,427
                                                              ---------
                                                                 19,456
                                                              ---------

        Home Furnishings -- 0.1%
              767 Leggett & Platt, Inc.......................    14,834
              317 Maytag Corp................................    10,620
              256 Whirlpool Corp.+...........................    13,535
                                                              ---------
                                                                 38,989
                                                              ---------

        Household Products/Ware -- 0.2%
              257 American Greetings Corp., Class A Shares...     3,356
              421 Avery Dennison Corp........................    22,313
              923 The Clorox Co.+............................    33,191
              581 Fortune Brands, Inc........................    19,626
              243 Tupperware Corp............................     5,735
                                                              ---------
                                                                 84,221
                                                              ---------

        Housewares -- 0.1%
            1,027 Newell Rubbermaid Inc......................    27,020
                                                              ---------

        Insurance -- 4.0%
            1,029 AFLAC Inc..................................    61,905
            2,820 The Allstate Corp..........................   112,405
              400 Ambac Financial Group, Inc.+...............    22,560
              969 American General Corp......................    73,877
            8,998 American International Group, Inc..........   736,036
              984 Aon Corp.+.................................    33,722
              665 The Chubb Corp.............................    47,714
              592 CIGNA Corp.................................    64,925
              642 Cincinnati Financial Corp..................    23,634
            1,273 Conseco, Inc.+.............................    17,847
              877 The Hartford Financial Services Group, Inc.    55,996
              405 Jefferson-Pilot Corp.......................    27,342
              758 Lincoln National Corp.+....................    33,253
              378 Loews Corp.................................    41,077
            1,060 Marsh & McLennan Cos., Inc.................   113,420
              389 MBIA, Inc..................................    29,556
            2,953 MetLife, Inc.+.............................    91,100
              402 MGIC Investment Corp.......................    23,296
              291 The Progressive Corp.......................    28,809
              496 SAFECO Corp................................    10,788
              833 The St. Paul Cos., Inc.....................    38,560
              498 Torchmark Corp.............................    17,320
              923 UnumProvident Corp.........................    24,155
                                                              ---------
                                                              1,729,297
                                                              ---------

        Internet -- 0.4%
              988 BroadVision, Inc.*.........................     7,163
            5,352 The Charles Schwab Corp....................   111,857
              494 Sapient Corp.*.............................     6,360
            2,189 Yahoo! Inc.*+..............................    52,126
                                                              ---------
                                                                177,506
                                                              ---------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        S&P 500 Index Investments

        ----------------------------------------------------------------

         Shares                     Security                     Value

        ----------------------------------------------------------------

        Iron/Steel -- 0.1%
              326 Allegheny Technologies Inc..................    $5,777
              292 Nucor Corp..................................    12,906
              366 USX-U.S. Steel Group........................     5,578
                                                               ---------
                                                                  24,261
                                                               ---------

        Leisure Time -- 0.4%
              315 Brunswick Corp..............................     6,706
            2,286 Carnival Corp...............................    76,215
            1,191 Harley-Davidson, Inc.+......................    51,630
              508 Sabre Holdings Corp.........................    21,905
                                                               ---------
                                                                 156,456
                                                               ---------

        Lodging -- 0.2%
              446 Harrah's Entertainment, Inc.................    13,835
            1,446 Hilton Hotels Corp..........................    15,487
              937 Marriott International, Inc., Class A Shares    39,991
              777 Starwood Hotels & Resorts Worldwide, Inc....    27,117
                                                               ---------
                                                                  96,430
                                                               ---------

        Machinery - Construction & Mining -- 0.1%
            1,341 Caterpillar Inc.............................    55,786
                                                               ---------

        Machinery - Diversified -- 0.3%
               71 Briggs & Stratton Corp......................     2,809
              165 Cummins Engine Co., Inc.....................     6,097
              914 Deere & Co..................................    37,200
              782 Dover Corp..................................    29,998
              640 Ingersoll-Rand Co.+.........................    27,744
              229 McDermott International, Inc................     2,966
              707 Rockwell International Corp.................    32,494
                                                               ---------
                                                                 139,308
                                                               ---------

        Media -- 4.3%
           16,725 AOL Time Warner Inc.+.......................   736,402
            2,252 Clear Channel Communications, Inc...........   128,702
            3,489 Comcast Corp., Class A Shares+..............   151,117
              342 Dow Jones & Co., Inc.+......................    21,067
            1,015 Gannett Co..................................    67,132
              284 Harcourt General, Inc.......................    15,915
              284 Knight-Ridder, Inc.+........................    16,969
              756 The McGraw-Hill Cos., Inc...................    44,574
              192 Meredith Corp...............................     6,900
              648 The New York Times Co., Class A Shares+.....    28,642
            1,162 Tribune Co..................................    47,177
              790 Univision Communications Inc.*..............    26,070
            6,745 Viacom Inc., Class B Shares*................   335,227
            8,061 The Walt Disney Co..........................   249,488
                                                               ---------
                                                               1,875,382
                                                               ---------

        Metal Fabricate/Hardware -- 0.0%
              212 The Timken Co...............................     3,392
              353 Worthington Industries, Inc.................     3,477
                                                               ---------
                                                                   6,869
                                                               ---------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


   S&P 500 Index Investments

   -------------------------------------------------------------------------

    Shares                         Security                          Value

   -------------------------------------------------------------------------

   Mining  -- 0.6%
       1,243 Alcan Inc............................................   $45,854
       3,341 Alcoa Inc............................................   119,474
       1,495 Barrick Gold Corp....................................    24,219
         538 Freeport-McMoRan Copper & Gold, Inc., Class B Shares+     7,559
         937 Homestake Mining Co..................................     5,266
         695 Inco Ltd.............................................    12,434
         727 Newmont Mining Corp..................................    12,250
         301 Phelps Dodge Corp....................................    13,846
       1,258 Placer Dome Inc+.....................................    11,787
                                                                   ---------
                                                                     252,689
                                                                   ---------

   Miscellaneous Manufacturer -- 6.3%
         363 Cooper Industries, Inc...............................    15,609
         225 Crane Co.............................................     5,996
         550 Danaher Corp.........................................    34,892
       1,156 Eastman Kodak Co.....................................    52,020
         275 Eaton Corp...........................................    19,566
         121 FMC Corp.............................................     9,288
      38,313 General Electric Co.+................................ 1,781,554
       3,080 Honeywell International Inc..........................   143,867
       1,164 Illinois Tool Works Inc..............................    70,480
         333 ITT Industries, Inc..................................    13,503
       1,525 Minnesota Mining & Manufacturing Co..................   171,944
         173 National Service Industries, Inc.....................     4,181
         460 Pall Corp............................................    10,520
         552 Textron, Inc.........................................    29,245
       6,757 Tyco International Ltd.+.............................   369,270
                                                                   ---------
                                                                   2,731,935
                                                                   ---------

   Office/Business Equipment -- 0.1%
         995 Pitney Bowes Inc.....................................    33,880
       2,637 Xerox Corp.+.........................................    15,927
                                                                   ---------
                                                                      49,807
                                                                   ---------

   Oil & Gas Producers -- 5.8%
         333 Amerada Hess Corp....................................    23,976
         959 Anadarko Petroleum Corp..............................    59,938
         479 Apache Corp..........................................    28,117
         840 Burlington Resources Inc.............................    37,750
       2,480 Chevron Corp.+.......................................   212,437
       2,421 Conoco Inc., Class B Shares..........................    69,725
         497 Devon Energy Corp.+..................................    28,329
         456 Eog Resources, Inc.+.................................    19,881
      13,438 Exxon Mobil Corp..................................... 1,089,150
         368 Kerr-McGee Corp......................................    23,788
         572 Nabors Industries, Inc.*+............................    32,432
         510 Noble Drilling Corp.*................................    23,741
       1,444 Occidental Petroleum Corp............................    34,642
         982 Phillips Petroleum Co.+..............................    52,350
         349 Rowan Cos., Inc......................................     9,964
       8,284 Royal Dutch Petroleum Co. ADR........................   483,206
         325 Sunoco, Inc..........................................    10,803


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          S&P 500 Index Investments

          -----------------------------------------------------------

           Shares                  Security                   Value

          -----------------------------------------------------------

          Oil & Gas Producers -- 5.8% (continued)
              2,119 Texaco Inc.............................  $135,828
                571 Tosco Corp.............................    22,869
              1,213 Transocean Sedco Forex Inc.+...........    58,382
                925 Unocal Corp.+..........................    32,616
              1,210 USX-Marathon Group.....................    33,420
                                                            ---------
                                                            2,523,344
                                                            ---------

          Oil & Gas Services -- 0.6%
              1,277 Baker Hughes Inc.+.....................    50,058
              1,717 Halliburton Co.+.......................    68,371
              2,213 Schlumberger Ltd.......................   141,079
                                                            ---------
                                                              259,508
                                                            ---------

          Packaging & Containers -- 0.1%
                116 Ball Corp..............................     4,802
                189 Bemis Co., Inc.........................     6,430
                629 Pactiv Corp.*..........................     8,460
                322 Sealed Air Corp.*+.....................    12,606
                                                            ---------
                                                               32,298
                                                            ---------

          Pharmaceuticals -- 9.4%
              5,979 Abbott Laboratories....................   292,911
                508 Allergan, Inc..........................    44,171
                928 ALZA Corp.*............................    36,702
              5,061 American Home Products Corp............   312,618
              7,555 Bristol-Myers Squibb Co.#..............   479,063
              1,133 Cardinal Health, Inc...................   114,999
              4,359 Eli Lilly & Co.........................   346,366
                674 Forest Laboratories, Inc.*+............    46,863
                672 King Pharmaceuticals, Inc.*+...........    30,845
                821 MedImmune, Inc.*.......................    35,867
              8,913 Merck & Co., Inc.......................   714,823
             24,397 Pfizer Inc............................. 1,097,865
              4,983 Pharmacia Corp.+.......................   257,621
              5,653 Schering-Plough Corp...................   227,533
                405 Watson Pharmaceuticals, Inc.*..........    22,478
                                                            ---------
                                                            4,060,725
                                                            ---------

          Pipelines -- 1.1%
              1,258 Dynegy Inc.............................    59,126
              1,921 El Paso Corp...........................   135,046
              2,880 Enron Corp.............................   197,280
                432 Kinder Morgan, Inc.....................    23,933
              1,821 The Williams Cos., Inc.................    75,936
                                                            ---------
                                                              491,321
                                                            ---------

          Retail -- 6.2%
                422 AutoZone, Inc.*........................    10,660
              1,087 Bed Bath & Beyond Inc.*................    26,767
                823 Best Buy Co., Inc.*....................    33,710
                785 Circuit City Stores-Circuit City Group+    11,908
                387 Consolidated Stores Corp.*.............     6,002


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


            S&P 500 Index Investments

            -------------------------------------------------------

             Shares                Security                 Value

            -------------------------------------------------------

            Retail -- 6.2% (continued)
                1,725 Costco Wholesale Corp.+............   $72,019
                1,504 CVS Corp...........................    91,744
                  445 Darden Restaurants, Inc............     9,670
                  369 Dillard's, Inc., Class A Shares....     6,937
                1,317 Dollar General Corp.+..............    24,496
                  799 Federated Department Stores, Inc.*+    38,632
                3,278 The Gap, Inc.+.....................    89,293
                8,954 The Home Depot, Inc................   380,545
                1,016 J.C. Penney Co., Inc...............    16,439
                1,902 Kmart Corp.........................    17,784
                1,276 Kohl's Corp.*+.....................    84,101
                1,658 The Limited, Inc...................    29,264
                  152 Longs Drug Stores Corp.............     4,241
                1,474 Lowe's Cos., Inc.+.................    82,367
                1,170 The May Department Stores Co.......    46,320
                5,072 McDonald's Corp....................   149,117
                  473 Nordstrom, Inc.+...................     8,727
                1,134 Office Depot, Inc.*+...............    10,433
                  716 RadioShack Corp....................    30,645
                1,290 Sears, Roebuck & Co.+..............    52,955
                1,764 Staples, Inc.*.....................    26,240
                  716 Starbucks Corp.*+..................    34,100
                3,456 Target Corp........................   134,784
                  578 Tiffany & Co.+.....................    17,981
                1,092 The TJX Cos., Inc.+................    33,393
                  806 Toys 'R' Us, Inc.*.................    19,828
                  575 Tricon Global Resturants, Inc.*+...    22,138
               17,272 Wal-Mart Stores, Inc.+.............   865,154
                3,908 Walgreen Co.+......................   173,203
                  478 Wendy's International, Inc.........    11,831
                                                          ---------
                                                          2,673,428
                                                          ---------

            Savings & Loans -- 0.4%
                  827 Charter One Financial, Inc.........    23,619
                  601 Golden West Financial Corp.........    32,965
                2,250 Washington Mutual, Inc.+...........   115,583
                                                          ---------
                                                            172,167
                                                          ---------

            Semiconductors -- 3.8%
                1,210 Advanced Micro Devices, Inc.*+.....    26,015
                1,561 Altera Corp.*......................    36,098
                1,367 Analog Devices, Inc.*..............    50,989
                3,135 Applied Materials, Inc.*...........   132,454
                1,140 Applied Micro Circuits Corp.*......    30,495
                  900 Broadcom Corp.*....................    44,325
                  901 Conexant Systems, Inc.*+...........    11,037
               26,022 Intel Corp.........................   743,253
                  719 KLA-Tencor Corp.*+.................    25,704
                1,243 Linear Technology Corp.............    49,254
                1,271 LSI Logic Corp.*...................    20,476
                1,090 Maxim Integrated Products, Inc.*...    50,276
                2,190 Micron Technology, Inc.............    74,942
                  698 National Semiconductor Corp.*......    14,253


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          S&P 500 Index Investments

          -----------------------------------------------------------

           Shares                  Security                   Value

          -----------------------------------------------------------

          Semiconductors -- 3.8% (continued)
                553 Novellus Systems, Inc.*................   $21,360
                349 QLogic Corp.*..........................    13,044
                659 Teradyne, Inc.*........................    20,581
              6,691 Texas Instruments Inc..................   197,719
                692 Vitesse Semiconductor Corp.*+..........    27,291
              1,273 Xilinx, Inc.*..........................    49,488
                                                            ---------
                                                            1,639,054
                                                            ---------

          Software -- 5.2%
                934 Adobe Systems Inc......................    27,144
                207 Autodesk, Inc..........................     7,892
              2,435 Automatic Data Processing, Inc.........   143,665
                975 BMC Software, Inc.*....................    29,372
                695 Citrix Systems, Inc.*..................    18,070
              2,244 Computer Associates International, Inc.    69,990
              1,435 Compuware Corp.*.......................    14,798
              1,519 First Data Corp........................    93,813
              1,143 IMS Health Inc.+.......................    30,746
                801 Intuit Inc.*...........................    32,941
                320 Mercury Interactive Corp.*.............    20,140
             20,613 Microsoft Corp.*....................... 1,216,167
              1,202 Novell, Inc.*..........................     7,136
             21,642 Oracle Corp.*..........................   411,198
              1,050 Parametric Technology Corp.*...........    13,978
              1,104 PeopleSoft, Inc.*......................    35,604
              1,654 Siebel Systems, Inc.*..................    63,266
                                                            ---------
                                                            2,235,920
                                                            ---------

          Telecommunications Equipment -- 10.2%
                383 Adaptec, Inc.*.........................     4,189
              2,933 ADC Telecommunications, Inc.*+.........    32,629
              1,204 ALLTEL Corp............................    64,654
                328 Andrew Corp.*..........................     4,920
             14,512 AT&T Corp.+............................   333,776
              1,089 Avaya Inc.*............................    15,246
              7,221 BellSouth Corp.........................   302,993
                712 Cabletron Systems, Inc.*...............     9,576
                550 CenturyTel Inc.........................    15,851
             27,827 Cisco Systems, Inc.*#..................   659,152
                829 Citizens Communications Co.............    12,816
                644 Comverse Technology, Inc.*+............    48,259
              3,555 Corning Inc............................    96,340
              3,466 Global Crossing Ltd.*..................    56,253
              4,998 JDS Uniphase Corp.*....................   133,696
             12,913 Lucent Technologies Inc................   149,661
              8,449 Motorola, Inc..........................   128,171
              1,251 Network Appliance, Inc.*+..............    37,217
              2,943 Nextel Communications, Inc.*+..........    70,815
             11,978 Nortel Networks Corp.+.................   221,473
              2,882 QUALCOMM Inc.*.........................   157,969
              6,401 Qwest Communications International*....   236,644
             13,089 SBC Communications Inc.................   624,345
                625 Scientific-Atlanta, Inc.+..............    29,312


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


            S&P 500 Index Investments

            -------------------------------------------------------

             Shares               Security                 Value

            -------------------------------------------------------

            Telecommunications Equipment -- 10.2% (continued)
               3,416 Sprint Corp.......................     $76,381
               3,607 Sprint Corp. (PCS Group)*+........      90,809
               1,607 Tellabs, Inc.*....................      70,004
              10,432 Verizon Communications Inc........     516,384
              11,133 Worldcom, Inc.*...................     185,086
                                                        -----------
                                                          4,384,621
                                                        -----------

            Toys \Games \Hobbies -- 0.1%
                 690 Hasbro, Inc.......................       8,473
               1,643 Mattel, Inc.......................      27,865
                                                        -----------
                                                             36,338
                                                        -----------

            Transportation -- 0.5%
               1,522 Burlington Northern Santa Fe Corp.      45,675
                 833 CSX Corp..........................      27,882
               1,119 FedEx Corp.*......................      45,800
               1,474 Norfolk Southern Corp.............      26,664
                 953 Union Pacific Corp................      52,357
                                                        -----------
                                                            198,378
                                                        -----------

            Trucking & Leasing -- 0.0%
                 237 Ryder Systems, Inc................       4,863
                                                        -----------
                     TOTAL COMMON STOCK
                     (Cost -- $45,013,686).............  42,850,969
                                                        -----------
              Face
             Amount
            --------
            U.S. TREASURY OBLIGATIONS -- 0.8%
                     U.S. Treasury Bills:
            $200,000   5.250% due 3/22/01..............     199,388
              25,000   5.650% due 3/22/01..............      24,918
             100,000   5.680% due 3/22/01..............      99,669
                                                        -----------
                     TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost -- $323,975)................     323,975
                                                        -----------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $45,337,661**)........... $43,174,944
                                                        ===========

--------
 + All or a portion of this security is on loan (See Note 13).
 * Non-income producing security.
 # Securities with an aggregate market value of $1,874,251 are segregated as collateral for futures contracts.
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments

--------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                Security                                      Value

--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 11.1%
U.S. Treasury Obligations -- 11.1%
$ 1,100,000           Federal Farm Credit Bank, Notes, 5.830% due 7/17/08.......................... $1,113,750
  5,000,000           U.S. Treasury Strip, due 11/15/21............................................  1,558,300
                      U.S. Treasury Notes:
    100,000             5.500% due 8/31/01.........................................................    100,382
  4,523,000             7.000% due 7/15/06.........................................................  4,990,543
  3,000,000             6.125% due 8/15/07.........................................................  3,206,460
  5,280,000             6.000% due 8/15/09.........................................................  5,640,782
                      U.S. Treasury Bonds:
    570,000             5.750% due 8/15/10.........................................................    601,111
    600,000             12.750% due 11/15/10.......................................................    795,138
  1,010,000             5.000% due 2/15/11.........................................................  1,017,413
  2,250,000             2.500% due 8/15/14.........................................................  3,380,625
  2,765,000             9.250% due 2/15/16.........................................................  3,851,977
  1,130,000             8.500% due 2/15/20.........................................................  1,528,088
  3,400,000             8.750% due 8/15/20.........................................................  4,714,270
  2,881,000             5.250% due 2/15/29.........................................................  2,771,810
    810,000             5.375% due 2/15/31.........................................................    814,171
                      U.S. Treasury Inflation Indexed Bonds:
  8,585,785             3.625% due 7/15/02.........................................................  8,744,021
  4,686,647             3.625% due 1/15/08.........................................................  4,797,954
                                                                                                    ----------
                      TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                      (Cost -- $48,557,355)........................................................ 49,626,795
                                                                                                    ----------
   Face
  Amount    Rating(a)
----------- ---------
CORPORATE BONDS & NOTES -- 42.2%
Aerospace/Defense -- 0.3%
  1,450,000 BBB-      Raytheon Co., Notes, 6.300% due 3/15/05......................................  1,453,625
                                                                                                    ----------
Air Freight -- 0.1%
    634,718 AAA       Federal Express Corp., Pass Thru Certificates, 6.720% due 1/15/22............    641,979
                                                                                                    ----------
Auto Manufacturers -- 0.4%
  1,950,000 A-        DaimlerChrysler N.A. Holdings Corp., Notes, 8.000% due 6/15/10...............  1,989,000
                                                                                                    ----------
Auto Parts & Equipment -- 0.0%
    190,000 BBB       Visteon Corp., Sr. Notes, 8.250% due 8/1/10..................................    197,600
                                                                                                    ----------
Banks -- 6.4%
  2,000,000 A         Bank of America Corp., Sub. Notes, 7.800% due 2/15/10........................  2,140,000
    900,000 A         Bank One Corp., Notes, 6.500% due 2/1/06.....................................    914,625
  1,000,000 NR        Banque National, Notes, 6.765% due 12/29/49..................................    953,150
  2,000,000 BBB       First National Bank of Boston, Sub. Notes, 8.375% due 12/15/02...............  2,097,500
  1,675,000 BBB-      Firstar Bank, Sub. Notes, 7.125% due 12/1/09.................................  1,746,188
  1,625,000 A+        Goldman Sachs Group Inc., Sr. Unsub. Notes, 7.500% due 1/28/05...............  1,716,406
    725,000 AAA       International Bank of Reconciliation & Development, Notes, 6.015% due 6/21/04    740,631
  1,000,000 A+        J.P. Morgan Chase & Co., Sub. Notes, 6.750% due 2/1/11.......................  1,023,750
  2,000,000 NR        KBC Bank Funding Trust III, 9.860% due 11/29/49..............................  2,225,000
    430,000 A1*       Merita Bank, Sub. Notes, 7.500% due 12/29/49.................................    428,345
  1,000,000 A-        National Bank of Canada, Sub. Notes, 7.750% due 11/1/09......................  1,062,500
  2,100,000 A+        National Westminster Bank, Sub. Notes, 7.750% due 4/29/49....................  2,113,125


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments

-------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                Security                                  Value

-------------------------------------------------------------------------------------------------------

Banks -- 6.4% (continued)
$ 2,500,000 BBB+      Popular Inc., Notes, 6.200% due 4/30/01............................... $2,503,125
                      Skandinaviska Enskilda, Jr. Sub. Notes:
  2,700,000 AA-         6.500% due 12/29/49+................................................  2,678,395
  1,000,000 BBB         6.500% due 12/29/49.................................................    991,460
  1,800,000 A+        Societe Generale, Sub. Notes, 6.364% due 10/29/49.....................  1,719,450
    500,000 A-        St. Georges Bank Ltd., Sub. Debentures, 7.150% due 10/15/05...........    513,015
  1,525,000 A+        U.S. Bank N.A., Notes, 5.625% due 11/30/05............................  1,483,062
  1,650,000 B-        Wells Fargo & Co., Sub. Notes, 6.625% due 7/15/04.....................  1,703,625
                                                                                             ----------
                                                                                             28,753,352
                                                                                             ----------

Broadcasting Services -- 0.3%
  1,250,000 BBB       Clear Channel Communications, 1.500% due 12/1/02......................  1,179,688
                                                                                             ----------

Chemicals -- 0.3%
    900,000 A         Dow Chemical, Debentures, 5.970% due 1/15/09..........................    888,750
    525,000 A         Union Carbide Corp., Notes, 6.250% due 6/15/03........................    529,594
                                                                                             ----------
                                                                                              1,418,344
                                                                                             ----------

Commercial Mortgage-Backed Securities -- 2.3%
  2,000,000 BBB       Chase Mortgage Securities Corp., Notes, 7.370% due 5/19/07............  2,059,460
    485,000 AAA       DLJ Commercial Mortgage Corp., 6.240% due 11/12/31....................    489,999
    730,000 AAA       DLJ Mortgage Acceptance Corp., Notes, 7.600% due 4/15/07..............    781,332
                      LB-UBS Commercial Mortgage Trust, Notes:
  1,493,289 AAA         6.410% due 1/15/10..................................................  1,527,664
    655,000 Aaa*        7.950% due 1/15/10..................................................    723,824
                      Merrill Lynch Mortgage Investors, Inc., Notes:
  2,050,000 Aa3*        8.492% due 6/25/22..................................................  2,073,707
  1,135,000 AAA         6.540% due 12/10/29.................................................  1,167,976
  1,555,000 AAA       Mortgage Capital Funding, Inc., 7.900% due 2/15/06....................  1,690,052
                                                                                             ----------
                                                                                             10,514,014
                                                                                             ----------

Credit Card Asset-Backed Securities -- 0.2%
    900,000 AAA       MBNA Master Credit Card Trust, 6.450% due 2/15/08.....................    931,059
                                                                                             ----------

Diversified Financial Services -- 7.0%
  1,500,000 A         Ahold Finance USA Inc., Company Guaranteed, 6.250% due 5/1/09.........  1,443,750
  1,100,000 AAA       AIG Sunamerica Global Finance II, Sr. Notes, 7.600% due 6/15/05+......  1,181,125
  1,700,000 AAA       Bayview Financial Revolving Mortgage Loan, 6.880% due 8/25/29.........  1,685,380
  4,300,000 A+        Central Power & Light, Notes, 5.830% due 2/22/02......................  4,304,205
  2,000,000 BBB       Conseco Inc., Notes, 8.750% due 2/9/04................................  1,720,000
                      Finova Capital Corp., Notes:
  1,075,000 D           6.625% due 9/15/01#.................................................    913,944
  1,200,000 D           5.875% due 10/15/01.................................................  1,020,000
  1,000,000 D           7.320% due 2/25/02..................................................    850,370
  2,000,000 D           6.250% due 11/1/02..................................................  1,702,500
    750,000 A         Fleet Boston Financial Corp., Notes, 7.250% due 9/15/05...............    795,000
  4,995,000 A         Ford Motor Credit Co., Notes, 7.500% due 3/15/05#.....................  5,169,825
    600,000 Aaa*      Freddie Mac, Notes, 6.875 % due 1/15/05...............................    634,890
                      General Motors Acceptance Corp.:
  2,000,000 A           Bonds, 7.750% due 1/19/10...........................................  2,095,000
  1,200,000 A           Notes, 6.750% due 1/15/06#..........................................  1,212,000
  1,000,000 D         Greyhound Financial, Notes, 7.820% due 1/27/03........................    851,543
    650,000 A         ING Capital Funding Trust III, Company Guaranteed, 8.439% due 12/29/49    697,125


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments

---------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                              Security                                Value

---------------------------------------------------------------------------------------------------
Diversified Financial Services -- 7.0% (continued)
                      Lehman Brothers Holdings, Notes:
   $300,000 A           7.169% due 4/4/03...............................................   $300,750
  3,000,000 A           6.625% due 4/1/04...............................................  3,052,500
  1,000,000 BBB       Lubermens Mutual Casualty, Notes, 8.300% due 12/1/37..............    792,500
    750,000 BBB       Osprey Trust, Secured Notes, 7.797% due 1/15/03...................    765,000
                                                                                         ----------
                                                                                         31,187,407
                                                                                         ----------

Electric -- 3.3%
  4,000,000 A-        Central Maine Power Co., Notes, 7.430% due 8/25/03................  4,155,000
    825,000 BBB+      Dominion Resources Inc., Notes, 6.000% due 1/31/03................    830,156
  1,000,000 AA-       Florida Power & Light, First Mortgage, 6.000% due 6/1/08..........    983,750
  2,000,000 BBB       Niagara Mohawk Power Co., First Mortgage, 6.875% due 4/1/03.......  2,045,000
    725,000 CC        Pacific Gas & Electric, Sr. Notes, 7.375% due 11/1/05+............    561,875
  6,000,000 BBB       Sierra Pacific Resources Co., Sr. Notes, 6.249% due 4/20/03.......  6,007,620
                                                                                         ----------
                                                                                         14,583,401
                                                                                         ----------

Electrical Components & Equipment -- 0.1%
    345,000 A         Southern California Edison, Notes, 7.200% due 11/3/03.............    277,725
                                                                                         ----------


Food -- 0.1%
    550,000 BBB       Safeway Inc., Notes, 7.000% due 9/15/02...........................    561,688
                                                                                         ----------

Forest Products & Paper -- 0.2%
    725,000 BBB+      International Paper Co., Notes, 8.000% due 7/8/03+................    775,813
                                                                                         ----------

Industrials -- 1.4%
  1,650,000 BBB-      General Electric Capital Corp., Notes, 6.267% due 7/23/03.........  1,691,250
    825,000 BBB       McDonnell Douglas, Debentures, 9.750% due 4/1/12..................  1,039,500
  2,825,000 BBB-      Merck & Co. Inc., Notes, 5.760% due 5/3/07........................  2,828,531
    750,000 A-        Viacom Inc., Sr. Notes, 7.750% due 6/1/05.........................    796,875
                                                                                         ----------
                                                                                          6,356,156
                                                                                         ----------

Insurance -- 0.9%
  2,000,000 BBB+      American Financial Group, Debentures, 7.125% due 4/15/09..........  1,837,500
  1,000,000 BBB-      Fairfax Financial Holdings Ltd., Notes, 6.875% due 4/15/08........    829,494
  1,475,000 A-        Marsh & McLennan Cos., Inc., Notes, 6.625% due 6/15/04............  1,515,563
                                                                                         ----------
                                                                                          4,182,557
                                                                                         ----------

Media -- 0.9%
    600,000 BBB-      Clear Channel Communications, Corp., Sr. Notes, 7.650% due 9/15/10    635,250
  1,300,000 BBB       Comcast Cable Communications, Sr. Notes, 6.750% due 1/30/11.......  1,314,625
    400,000 BBB-      News America Holdings, Sr. Notes, 8.500% due 2/15/05..............    426,000
  1,000,000 BBB+      Time Warner Inc., Notes, 7.975% due 8/15/04.......................  1,061,250
    400,000 BBB+      Viacom Inc., Company Guaranteed, 7.700% due 7/30/10...............    436,000
                                                                                         ----------
                                                                                          3,873,125
                                                                                         ----------

Metals -- 0.1%
    550,000 A+        Alcoa Inc., Notes, 7.375% due 8/1/10..............................    600,875
                                                                                         ----------

Miscellaneous Manufacturing -- 0.4%
  1,775,000 A-        Tyco International Group, Notes, 6.875% due 9/5/02................  1,801,625
                                                                                         ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments

---------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                              Security                                Value

---------------------------------------------------------------------------------------------------

Oil & Gas Producers -- 1.1%
   $755,000 AA+       Atlantic Richfield, Debentures, 9.125% due 3/1/11.................   $928,650
    500,000 A         Baker Hughes Inc., 6.000% due 2/15/09.............................    495,000
                      Coastal Corp., Notes:.............................................
    370,000 BBB         6.200% due 5/15/04..............................................    371,850
    550,000 BBB         7.500% due 8/15/06..............................................    579,563
  2,600,000 BBB-      Valero Energy Corp., Notes, 7.375% due 3/15/06....................  2,726,750
                                                                                         ----------
                                                                                          5,101,813
                                                                                         ----------

Real Estate Investment Trust -- 5.4%
                      Colonial Realty LP, Notes:
  1,500,000 BBB-        6.960% due 7/26/04..............................................  1,505,625
  1,150,000 BBB-        8.050% due 7/15/06..............................................  1,178,750
    950,000 BBB+      EOP Operating LP, Notes, 7.375% due 11/15/03......................    978,500
  3,000,000 BBB-      Franchise Finance Corp. America, Notes, 8.680% due 1/14/04........  3,172,500
                      Highwoods Realty, Notes:
  2,000,000 BBB-        6.835% due 1/31/03..............................................  2,007,500
  1,000,000 BBB-        7.000% due 12/1/06..............................................    983,750
  4,800,000 BBB       HRPT Properties Trust, Sr. Notes, 6.875% due 8/26/02..............  4,824,000
  2,000,000 A-        Kimco Realty Corp., Sr. Notes, 7.500% due 11/5/06.................  2,090,000
  2,500,000 BBB       Simon Property Group, Notes, 7.000% due 6/15/08...................  2,478,627
                      United Dominion Realty, Notes:
  2,500,000 BBB-        8.625% due 3/15/03..............................................  2,584,713
  1,000,000 BBB-        7.020% due 11/15/05.............................................    985,000
    500,000 BBB-        7.950% due 7/12/06..............................................    510,625
  1,000,000 BBB-        7.250% due 1/15/07..............................................    981,435
                                                                                         ----------
                                                                                         24,281,025
                                                                                         ----------

Sovereign Agency -- 7.7%
  3,400,000 NR        Federal Home Loan Discount Note, zero Coupon due 2/28/01..........  3,400,000
                      Small Business Administration:
  1,206,814 NR          6.850% due 10/1/15..............................................  1,229,345
  2,397,984 NR          6.650% due 11/1/15..............................................  2,426,869
  2,237,912 NR          7.700% due 7/1/16...............................................  2,355,403
 13,484,497 NR          7.200% due 10/1/19.............................................. 13,952,268
  5,740,423 NR          7.190% due 12/1/19..............................................  5,935,339
  4,953,729 NR          7.590% due 1/1/20...............................................  5,215,354
                                                                                         ----------
                                                                                         34,514,578
                                                                                         ----------

Special Purpose Entity -- 0.1%
    360,000 BBB+      Qwest Capital Funding, Notes, 7.250% due 2/15/11+.................    361,350
                                                                                         ----------

Telecommunications -- 2.5%
    325,000 A         AT&T Corp., 6.000% due 3/15/09....................................    302,656
    270,000 A         British Telecom PLC, Notes, 8.125% due 12/15/10...................    281,475
    825,000 BBB       Cox Enterprises Inc., Notes, 6.625% due 6/14/02...................    834,281
    500,000 AA-       Deutsche Telekom International Finance, Bonds, 8.000% due 6/15/10#    519,375
    945,000 BBB+      Koninklijke KPN NV, Sr. Unsub. Notes, 8.000% due 10/1/10#.........    921,375
  2,525,000 BBB       Nordbanken, Bonds, 8.950% due 11/29/49............................  2,768,726
    750,000 BBB+      Qwest Communications International, Sr. Notes, 7.500% due 11/1/08.    764,062
    950,000 BBB+      Sprint Capital Corp., Company Guaranteed, 5.875% due 5/1/04.......    923,875
  1,000,000 BBB       Times Mirror Co., Notes, 7.450% due 10/15/09......................  1,048,750


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments

----------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                        Security                           Value

----------------------------------------------------------------------------------------
Telecommunications -- 2.5% (continued)
 $1,505,000 A         Vodafone AirTouch, Notes, 7.625% due 2/15/05..........  $1,585,894
                      WorldCom, Inc., Notes:
    640,000 BBB+        7.375% due 1/15/03+.................................     644,800
    680,000 BBB+        7.375% due 1/15/06+.................................     687,650
                                                                             -----------
                                                                              11,282,919
                                                                             -----------
Transportation -- 0.7%
    900,000 BBB+      Burlington North Santa Fe, Notes, 7.875% due 4/15/07..     960,750
  1,490,000 BBB       CSX Corp., Notes, 6.250% due 10/15/08.................   1,447,162
    500,000 BBB       Norfolk Southern Corp., 7.050% due 5/1/37.............     514,375
                                                                             -----------
                                                                               2,922,287
                                                                             -----------
                      TOTAL CORPORATE BONDS & NOTES
                      (Cost -- $170,976,382)................................ 189,743,005
                                                                             -----------
MORTGAGE-BACKED SECURITIES -- 45.8%

Federal Home Loan Mortgage Corporation (FHLMC) -- 2.3%
                      FHLMC:
  6,300,000             7.000% due 7/15/05..................................   6,733,125
  1,175,000             6.875% due 9/15/10..................................   1,277,847
  2,102,597             Gold, 7.500% due 4/1/30.............................   2,149,232
                                                                             -----------
                                                                              10,160,204
                                                                             -----------
Federal National Mortgage Association (FNMA) -- 10.1%
                      FNMA:
  6,540,000             5.625% due 5/14/04..................................   6,644,836
  1,525,000             6.500% due 8/15/04..................................   1,590,407
  3,638,935             5.500% due 12/1/08..................................   3,595,704
  4,620,578             6.500% due 8/15/04 - 1/1/09.........................   4,671,081
  2,804,391             6.000% due 10/1/09 - 8/1/11.........................   2,797,380
  2,572,404             7.000% due 3/1/12...................................   2,625,447
    457,330             6.790% due 4/1/16...................................     463,124
    172,262             6.830% due 5/1/16...................................     174,448
  1,446,262             7.084% due 1/1/29...................................   1,458,685
    964,064             7.180% due 1/1/30...................................     988,754
  4,357,096             6.693% due 3/1/30...................................   4,398,302
 10,500,000             7.500% due 3/1/29++.................................  10,723,125
    263,882             6.750% due 3/1/30...................................     265,764
  2,679,218             8.500% due 8/1/30...................................   2,789,736
  2,000,000             7.000% due 3/13/31++................................   2,021,860
                                                                             -----------
                                                                              45,208,653
                                                                             -----------
Government National Mortgage Association (GNMA) -- 6.2%
                      GNMA I:
 16,894,355             8.000% due 5/15/29 - 5/15/30........................  17,421,798
  4,015,923             8.500% due 6/15/30 - 8/15/30........................   4,166,521
  1,000,000             7.000% due 3/22/31++................................   1,014,370
  5,000,000             8.000% due 3/22/31++................................   5,154,650
    178,459           GNMA II, 8.000% due 3/20/30...........................     183,422
                                                                             -----------
                                                                              27,940,761
                                                                             -----------
Collateralized Mortgage Obligation (CMO) -- 27.2%
                      ABN AMRO Mortgage Corp.:
  2,000,000             6.300% due 5/25/29..................................   1,994,870
  1,393,423             7.750% due 2/25/30..................................   1,426,059
  2,650,000           BA Mortgage Securities, Inc., 6.500% due 7/25/13......   2,668,351
    332,211           Capital Asset Research Funding LP, 5.905% due 12/15/05     331,973


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


 Intermediate Fixed Income Investments

--------------------------------------------------------------------------------------------

   Face
  Amount                                    Security                                Value

--------------------------------------------------------------------------------------------

 Collateralized Mortgage Obligation (CMO) -- 27.2% (continued)

$ 1,500,000     Chase Mortgage Finance Corp., 6.500% due 9/25/09................. $1,502,857
                CMC Securities Corp. III:
  1,823,795       5.250% due 2/25/09.............................................  1,794,131
  1,339,827       6.750% due 11/25/23............................................  1,342,328
  1,000,000     Conseco Finance, 8.150% due 2/15/31..............................  1,075,937
    452,021     ContiMortgage Home Equity Loan Trust, 7.130% due 3/15/15.........    451,907
  2,775,000     Copelco Capital Funding Corp., 5.950% due 6/15/04................  2,813,130
  3,100,000     Daimler Chrysler Auto Trust, 6.660% due 1/8/05...................  3,187,203
                Fannie Mae:
  2,050,000       4.690% due 1/25/22.............................................  2,021,707
  1,107,936       6.500% due 10/25/22............................................  1,119,714
  3,222,285       7.000% due 4/25/24.............................................  3,248,041
  1,952,743     Fannie Mae Grantor Trust, 7.903% due 1/28/28.....................  1,977,152
    900,000     First Plus Home Loan Trust, 7.330% due 8/10/20...................    931,011
                Freddie Mac:
    957,667       10.169% due 7/15/15............................................  1,022,468
    439,950       7.000% due 4/15/23.............................................    448,673
  4,846,392       7.000% due 4/15/28.............................................  4,785,984
                General Electric Capital Mortgage Services, Inc.:
    251,494       6.380% due 5/25/14.............................................    251,078
  1,504,358       6.500% due 12/25/23............................................  1,515,634
  2,000,000       6.500% due 3/25/24.............................................  1,863,690
    765,855     Green Tree Financial Corp., 6.420% due 11/15/28..................    766,431
    675,000     International Business Machines Corp., Bonds, 6.000% due 11/30/04    677,214
                Independent National Mortgage Corp.:
  3,663,059       7.875% due 9/25/24.............................................  3,756,861
  2,922,465       7.000% due 3/25/26.............................................  2,931,641
  4,532,704     PHH Mortgage Services Corp., 7.229% due 11/18/19.................  4,544,036
  2,897,091     PNC Mortgage Securities Corp., 7.750% due 11/25/30...............  2,949,282
  1,000,000     Republic Bank Home Loan Owener Trust, 6.580% due 7/25/16.........  1,009,728
    467,754     Residential Accredit Loans, Inc., 8.000% due 10/25/28............    479,681
  1,730,641     Residential Asset Mortgage Products, Inc., 8.000% due 3/25/30....  1,799,525
  1,000,000     Residential Funding Mortgage Securities Inc., 7.000% due 10/25/27  1,020,397
     29,886     Resolution Trust Corp., 9.000% due 9/25/28.......................     29,773
                Ryland Mortgage Securities Corp.:
  1,535,311       7.468% due 10/25/31............................................  1,541,069
  2,271,551       8.200% due 9/25/22.............................................  2,264,271
  1,816,617     Saxon Mortgage Securities Corp., 7.250% due 3/25/08..............  1,839,303
                Small Business Administration Participation Certificates:
  6,346,153       7.300% due 5/1/01..............................................  6,582,103
  3,865,825       6.150% due 11/1/13.............................................  3,852,707
  6,592,818       7.100% due 2/1/17..............................................  6,789,971
  8,213,973       7.500% due 4/1/17..............................................  8,584,094
                Small Business Investment Cos.:
  7,706,319       7.540% due 8/10/09.............................................  7,932,692
  8,636,606       8.017% due 2/10/10.............................................  9,393,172
  6,457,952       7.640% due 3/1/10..............................................  6,873,986
  3,500,000       7.452% due 9/1/10..............................................  3,680,812


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


 Intermediate Fixed Income Investments

---------------------------------------------------------------------------------------------------------------

   Face
  Amount                                            Security                                          Value

---------------------------------------------------------------------------------------------------------------

 Collateralized Mortgage Obligation (CMO) -- 27.2% (continued)

               Structured Asset Securities Corp.:
$2,070,785       8.383% due 4/25/27............................................................... $  2,127,786
 2,000,000       8.000% due 7/25/30...............................................................    2,099,361
   900,000     Union Acceptance Corp., 7.440% due 4/10/06.........................................      941,589
                                                                                                   ------------
                                                                                                    122,241,383
                                                                                                   ------------
               TOTAL MORTGAGE-BACKED SECURITIES
               (Cost -- $213,863,617).............................................................  205,551,001
                                                                                                   ------------
 REGIONAL GOVERNMENT OBLIGATIONS -- 0.4%
 1,610,000     Quebec Province, 7.500% due 7/15/02 (Cost -- $1,677,234)...........................    1,658,300
                                                                                                   ------------

               SUB-TOTAL INVESTMENTS
               (Cost --  435,074,588).............................................................  446,579,101
                                                                                                   ------------
 REPURCHASE AGREEMENT -- 0.5%
 2,368,000     J.P. Morgan Securities Inc., 5.380% due 3/1/01; Proceeds at maturity -- $2,368,354;
                (Fully collateralized by U.S. Treasury Bills, Notes & Bonds, 0.000% to 6.250%
                due 5/24/01 to 2/15/31; Market value -- $2,418,000) (Cost -- $2,368,000)..........    2,368,000
                                                                                                   ------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $437,442,588**)........................................................... $448,947,101
                                                                                                   ============

--------
(a) All ratings are by Standard & Poor's Ratings Sevice, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 #  All or a portion of this security is on loan (See Note 13).
 ++ Security is traded on a "to-be-announced" basis (See Note 11).
 ** Aggregate cost for Federal income tax prposes is substantially the same.

   See page 78 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Long-Term Bond Investments

-------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                  Security#                                        Value

-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS & AGENCIES -- 58.1%

U.S. Treasury Obligations -- 30.0%
                      U.S. Treasury Notes:
$14,140,000             6.125% due 11/15/27............................................................ $15,306,974
    640,000             6.125% due 8/15/29.............................................................     697,677
  4,090,000             6.250% due 5/15/30.............................................................   4,560,350
                                                                                                        -----------
                                                                                                         20,565,001
                                                                                                        -----------

U.S. Government Agencies -- 28.1%
  7,640,000           Federal Home Loan Mortgage Corp., 6.750% due 3/15/31.............................   8,318,050
 10,210,000           Federal National Mortgage Association, 6.625% due 11/15/30.......................  10,924,700
                                                                                                        -----------
                                                                                                         19,242,750
                                                                                                        -----------
                      TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCIES
                      (Cost -- $39,004,220)............................................................  39,807,751
                                                                                                        -----------
   Face
  Amount    Rating(a)
  ------    ---------
CORPORATE BONDS & NOTES -- 30.7%
Aerospace/Defense -- 1.9%
    720,000 BBB-      Lockheed Martin Corp., Bonds, 8.500% due 12/1/29.................................     830,700
    500,000 BBB-      Raytheon Co., Debentures, 6.400% due 12/15/18....................................     463,125
                                                                                                        -----------
                                                                                                          1,293,825
                                                                                                        -----------

Auto Manufacturers -- 0.7%
    500,000 A         Ford Motor Co., Notes, 7.450% due 7/16/31........................................     485,625
                                                                                                        -----------

Banks -- 4.7%
    575,000 A         Bank of America Corp., Sub. Notes, 6.800% due 3/15/28............................     539,781
  1,000,000 A-        Bank One Corp., Sub. Debentures, 8.000% due 4/29/27..............................   1,071,250
  1,350,000 AAA       International Bank of Reconstruction & Development, Debentures, 8.250% due 9/1/16   1,630,125
                                                                                                        -----------
                                                                                                          3,241,156
                                                                                                        -----------

Chemicals -- 1.6%
    510,000 A         Dow Chemical Co., Debentures, 7.375% due 11/1/29.................................     538,407
    500,000 A-        Rohm & Haas Co., Debentures, 7.850% due 7/15/29..................................     523,750
                                                                                                        -----------
                                                                                                          1,062,157
                                                                                                        -----------

Commercial Services -- 3.0%
  2,850,000 BBB+      Ogden Corp., Debentures, 9.250% due 3/1/22.......................................   2,098,313
                                                                                                        -----------

Computer Services -- 0.7%
    475,000 A+        Electronic Data Systems Corp., Notes, 7.450% due 10/15/29........................     513,594
                                                                                                        -----------

Cosmetics Personal Care -- 2.0%
  1,075,000 AA        The Procter & Gamble Co., Series A, Debentures, 9.360% due 1/1/21................   1,358,531
                                                                                                        -----------

Financial Services -- 1.2%
    625,000 A         Ford Motor Credit Co., Notes, 7.375% due 10/28/09................................     639,844
    180,000 A+        Verizon Global Funding Corp., Bonds, 7.750% due 12/1/30+.........................     191,250
                                                                                                        -----------
                                                                                                            831,094
                                                                                                        -----------

Foods -- 2.0%
    400,000 A-        The Pepsi Bottling Group, Inc., Series B, Sr. Notes, 7.000% due 3/1/29...........     410,500
  1,050,000 A+        Unilever NV, Series F, Notes, 6.625% due 4/15/28.................................     962,063
                                                                                                        -----------
                                                                                                          1,372,563
                                                                                                        -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Long-Term Bond Investments

--------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                  Security#                                     Value

--------------------------------------------------------------------------------------------------------------

Insurance -- 2.2%
   $500,000 AA-       Loews Corp., Sr. Notes, 7.625% due 6/1/23..................................     $461,250
  1,000,000 A         Nationwide CSN Trust, Notes, 9.875% due 2/15/25+...........................    1,022,500
                                                                                                  ------------
                                                                                                     1,483,750
                                                                                                  ------------

Media -- 1.3%
    775,000 BBB-      News America Holdings, Company Guaranteed, 9.250% due 2/1/13...............      870,906
                                                                                                  ------------

Miscellaneous -- 3.1%
    600,000 A+        Quebec Province, Debentures, 7.500% due 9/15/29............................      673,500
    734,000 BBB+      Republic of Poland, PDI, 6.000% due 10/27/14...............................      714,729
    600,000 BB+       United Mexican States, Bonds, 11.500% due 5/15/26..........................      722,250
                                                                                                  ------------
                                                                                                     2,110,479
                                                                                                  ------------

Retail -- 0.8%
    500,000 AA        Wal-Mart Stores, Notes, 7.550% due 2/15/30.................................      570,000
                                                                                                  ------------

Telecommunications -- 3.6%
    850,000 A         British Telecom PLC, Bonds, 8.625% due 12/15/30............................      892,500
    500,000 BBB+      Marconi Corp. PLC, Bonds, 8.375% due 9/15/30...............................      474,375
  1,000,000 A+        New York Telephone Co., Debentures, 6.700% due 11/1/23.....................      903,750
    160,000 A+        Telefonica Europe BV, Company Guaranteed, 8.250% due 9/15/30...............      170,800
                                                                                                  ------------
                                                                                                     2,441,425
                                                                                                  ------------

Transportation -- 1.9%
    450,000 BBB       Consolidated Rail Corp., Debentures, 7.875% due 5/15/43....................      437,063
    425,000 BBB       Norfolk Southern Corp., Bonds, 7.800% due 5/15/27..........................      445,188
    500,000 BBB-      Union Pacific Corp., Debentures, 6.625% due 2/1/29.........................      450,625
                                                                                                  ------------
                                                                                                     1,332,876
                                                                                                  ------------
                      TOTAL CORPORATE BONDS & NOTES
                      (Cost -- $21,603,104)......................................................   21,066,294
                                                                                                  ------------
ASSET-BACKED SECURITIES -- 1.9%
  1,300,000 AAA       PSE&G Transition Funding LLC, 6.890% due 12/15/17 (Cost -- $1,299,577).....    1,300,000
                                                                                                  ------------

   Face
  Amount
-----------
COMMERCIAL PAPER -- 1.0%
    700,000           Federal National Mortgage Association, 4.930% due 8/9/01 (Cost -- $684,481)      684,481
                                                                                                  ------------

 Contracts
-----------
PURCHASED OPTIONS++ -- 0.9%

Purchased Put -- 0.0%
         78           90 Day Euro$ Future, Put @ $93.25, Expire 3/01.............................          488
                                                                                                  ------------

Purchased Call -- 0.9%
        277           Euro$ 1Year Mid-Curve, Call @ $94.25, Expire 3/02..........................      599,013
                                                                                                  ------------
                      TOTAL PURCHASED OPTIONS
                      (Cost -- $456,575).........................................................      599,501
                                                                                                  ------------
                      SUB-TOTAL INVESTMENTS
                      (Cost -- $63,047,957)......................................................   63,458,027
                                                                                                  ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


 Long-Term Bond Investments

---------------------------------------------------------------------------------------------------------------

   Face
  Amount                                             Security#                                         Value

---------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.4%
$ 5,052,000     J.P. Morgan Securities Inc., 5.380% due 3/1/01; Proceeds at maturity -- $5,052,755;
                 (Fully collateralized by U.S. Treasury Bills, Notes & Bonds, 0.000% to 6.250% due
                 5/24/01 to 2/15/31; Market value -- $5,153,040) (Cost -- $5,052,000).............. $ 5,052,000
                                                                                                    -----------
                TOTAL INVESTMENTS -- 100%
                (Cost -- $68,099,957**)............................................................ $68,510,027
                                                                                                    ===========

--------
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk(*), which are rated by Moody's Investors Service, Inc.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 # Securities with an aggregate market value of $68,510,027 are segregated as collateral for futures contracts.
 ++ Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Municipal Bond Investments

---------------------------------------------------------------------------------------------------------------------------
   Face
  Amount   Rating(a)                                         Security                                             Value

---------------------------------------------------------------------------------------------------------------------------

Arizona -- 5.8%
                     Arizona Student Loan Acquisition Authority Revenue, Series A-1:
$1,000,000 Aaa*        5.650% due 5/1/14...................................................................... $  1,047,500
 1,000,000 Aaa*        5.750% due 5/1/15......................................................................    1,048,750
                                                                                                               ------------
                                                                                                                  2,096,250
                                                                                                               ------------

Florida -- 5.6%
 1,000,000 AA+       Florida State Board of Education Capital Outlay, Public Education GO, Series A,
                       5.250% due 6/1/17......................................................................    1,017,500
 1,000,000 AAA       Tampa Bay, FL Water Utilities System Revenue, Series A, 5.125% due 10/1/17...............    1,012,500
                                                                                                               ------------
                                                                                                                  2,030,000
                                                                                                               ------------

Illinois -- 11.2%
 2,000,000 AAA       Chicago, IL Board of Education GO, School Reform Board, Series A, FGIC-Insured,
                       5.250% due 12/1/20.....................................................................    2,047,500
 2,000,000 AA        Illinois State GO, First Series, 5.375% due 8/1/25.......................................    2,017,500
                                                                                                               ------------
                                                                                                                  4,065,000
                                                                                                               ------------

Indiana -- 6.3%
 1,200,000 AA-       Indiana Bond Bank Special Project-Hendricks, Series B, 6.125% due 2/1/17.................    1,248,000
 1,000,000 AA-       Indiana Health Facility Financing Authority Hospital Revenue, Series A, 5.750% due 9/1/15    1,040,000
                                                                                                               ------------
                                                                                                                  2,288,000
                                                                                                               ------------

Iowa -- 3.7%
 1,250,000 AAA       Des Moines Iowa Public Parking System Revenue, Series A, 5.750% due 6/1/13...............    1,348,438
                                                                                                               ------------

Massachusetts -- 2.9%
 1,000,000 AA-       Massachusetts State Consolidated Loan GO, Series C, 5.250% due 8/1/14....................    1,042,500
                                                                                                               ------------

Michigan -- 2.9%
 1,000,000 AAA       Michigan State House of Representatives, Certificate Participation, 5.250% due 8/15/14...    1,056,250
                                                                                                               ------------

Minnesota -- 7.8%
 2,000,000 AAA       Minnesota Public Facilities Authority, Water PCR, Series B, 5.125% due 3/1/13............    2,070,000
   750,000 AAA       Southern Minnesota Municipal Power Agency Power Supply System Revenue, Pre-Refunded,
                       Series A, 5.750% due 1/1/18............................................................      787,500
                                                                                                               ------------
                                                                                                                  2,857,500
                                                                                                               ------------

Nevada -- 3.4%
 1,220,000 AAA       Nevada State University of Nevada Revenue, Community College System, FSA-Insured,
                       5.250% due 7/1/16......................................................................    1,244,400
                                                                                                               ------------

New Jersey -- 5.7%
 1,000,000 AAA       New Jersey Sports & Exposition Authority State Contract, Series A, MBIA-Insured,
                       5.250% due 3/1/12......................................................................    1,053,750
 1,000,000 AA        New Jersey State Transportation Trust Fund Authority, Series A, 5.125% due 6/15/15.......    1,025,000
                                                                                                               ------------
                                                                                                                  2,078,750
                                                                                                               ------------

New York -- 14.8%
 2,000,000 AAA       New York, NY GO, Series F, MBIA-Insured, 5.250% due 8/1/15...............................    2,052,500
 2,000,000 AA-       New York State Dormitory Authority Revenue, State University Educational Facilities,
                       Series A, 5.500% due 5/15/13...........................................................    2,155,000
 1,100,000 AAA       New York State Urban Development Corporate Revenue, Series A, 5.250% due 1/1/14..........    1,167,375
                                                                                                               ------------
                                                                                                                  5,374,875
                                                                                                               ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Municipal Bond Investments

--------------------------------------------------------------------------------------------------------------------
   Face
  Amount   Rating(a)                                      Security                                          Value

--------------------------------------------------------------------------------------------------------------------

Tennessee -- 3.4%
$1,170,000 AAA       Memphis-Shelby County, TN Airport Authority Revenue, Series D, AMBAC-Insured,
                       5.875% due 3/1/16................................................................ $ 1,250,437
                                                                                                         -----------

Texas -- 15.2%
 2,270,000 AAA       Arlington, TX Independent School District, PSF-Insured, 4.500% due 2/15/20.........   2,062,863
 1,380,000 AAA       Grapevine, TX GO, FGIC-Insured, 5.700% due 8/15/16.................................   1,461,075
 2,000,000 AAA       Texas State Department of Housing & Community Affairs Residential Mortgage Revenue,
                       Series A, 6.200% due 7/1/19......................................................   2,013,809
                                                                                                         -----------
                                                                                                           5,537,747
                                                                                                         -----------

Washington -- 2.7%
 1,000,000 AA-       King County, WA GO, School District No. 412 Shoreline, 4.750% due 6/1/15...........     971,250
                                                                                                         -----------

Wisconsin -- 8.6%
 2,000,000 Aaa*      Sun Prairie Wisconsin Area School District GO, FGIC-Insured, 5.625% due 4/1/16.....   2,097,500
 1,000,000 AA-       Wisconsin State Petroleum Inspection Fee Revenue, Series A, 6.000% due 7/1/12......   1,021,637
                                                                                                         -----------
                                                                                                           3,119,137
                                                                                                         -----------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $35,232,285**)............................................................ $36,360,534
                                                                                                         ===========

--------
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
**  Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Mortgage Backed Investments

--------------------------------------------------------------------

       Face
      Amount                     Security                   Value

--------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 99.0%
Federal Home Loan Mortgage Corporation (FHLMC) -- 43.2%
                   FHLMC:
       $   154,683   10.000% due 4/1/09 - 10/1/09....... $   167,639
            66,273   10.250% due 11/1/03 - 2/1/10.......      72,445
           307,272   9.000% due 12/1/04 - 7/1/11........     326,120
            39,054   11.500% due 10/1/15................      43,435
            32,478   7.500% due 6/1/16..................      33,625
           403,945   9.500% due 10/1/08 - 8/1/16........     437,142
           726,466   8.000% due 8/1/08 - 6/1/17.........     760,065
         1,466,431   8.500% due 12/1/06 - 7/1/17........   1,553,949
                     Gold:
            68,221    9.500% due 4/1/10.................      62,904
           482,497    8.500% due 9/1/08 - 2/1/18........     456,923
         5,630,632    7.500% due 12/1/12 - 5/1/25.......   5,753,775
         3,194,020    8.000% due 5/1/06 - 12/1/26.......   3,291,273
         6,423,442    7.000% due 5/1/12 - 9/2/28........   6,524,138
         6,934,269    6.000% due 10/1/27 - 1/1/29.......   6,784,698
        14,440,569    6.500% due 2/1/11 - 5/1/29........  14,433,446
                                                         -----------
                                                          40,701,577
                                                         -----------

Federal National Mortgage Association (FNMA) -- 23.3%
                   FNMA:
         1,599,680   5.500% due 11/1/08.................   1,572,678
            98,872   10.750% due 10/1/12................     108,188
            11,456   12.500% due 6/1/15.................      13,175
           493,292   8.500% due 6/1/06 - 6/1/17.........     513,559
           610,444   9.000% due 8/1/02 - 3/1/18.........     638,297
             5,710   10.000% due 1/1/21.................       6,113
           188,852   9.500% due 4/1/01 - 11/1/21........     197,308
         1,611,519   8.000% due 9/1/02 - 12/1/22........   1,658,500
         2,990,162   7.500% due 12/1/06 - 9/1/23........   3,056,184
         2,100,738   7.000% due 1/1/24..................   2,123,699
         4,160,434   6.500% due 3/1/09 - 5/1/28.........   4,162,329
         8,040,820   6.000% due 9/1/08 - 9/1/28.........   7,948,852
                                                         -----------
                                                          21,998,882
                                                         -----------

Government National Mortgage Association (GNMA) -- 24.5%
                   GNMA I:
            60,121   11.000% due 7/15/10 - 9/15/10......      65,119
            72,713   9.000% due 10/15/16................      75,826
           123,816   9.500% due 12/15/16 - 8/15/19......     129,543
         2,152,324   8.000% due 1/15/14 - 8/15/23.......   2,218,896
           509,582   8.500% due 5/15/17 - 7/15/27.......     528,528
         2,100,779   7.500% due 8/15/27 - 9/15/27.......   2,152,627
         7,757,707   7.000% due 4/15/23 - 3/15/28.......   7,871,591
         3,944,028   6.000% due 1/15/29 - 6/15/29.......   3,867,593
                   GNMA II:
           633,745   7.000% due 11/20/16................     641,465
           595,529   8.500% due 6/20/16 - 1/20/17.......     615,814
           356,064   9.000% due 4/20/17 - 11/20/21......     369,748
         4,603,702   6.500% due 12/20/23 - 5/20/24......   4,589,293
                                                         -----------
                                                          23,126,043
                                                         -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Mortgage Backed Investments

---------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                    Security                                                     Value

---------------------------------------------------------------------------------------------------------------------------------

Collateralized Mortgage Obligations (CMO) -- 8.0%
$2,693,538 FHR 2104 JM, 6.500% due 12/15/23.......................................................................... $   584,538
 3,875,022 FHR 2190 SG, 9.500% due 11/20/25..........................................................................   3,930,405
   850,000 FULBA 1998 - C2, 6.560% due 11/18/08......................................................................     875,881
 2,379,281 SAMI 1998-9, 6.250% due 11/25/28..........................................................................   2,123,247
                                                                                                                      -----------
                                                                                                                        7,514,071
                                                                                                                      -----------
           TOTAL MORTGAGE-BACKED SECURITIES
           (Cost -- $91,930,934).....................................................................................  93,340,573
                                                                                                                      -----------
REPURCHASE AGREEMENT -- 1.0%
   964,000 J.P. Morgan Securities Inc., 5.380% due 3/1/01; Proceeds at maturity -- $964,144; (Fully collateralized by
             U.S. Treasury Bills, Notes & Bonds, 0.000% to 6.250% due 5/24/01 to 2/15/31; Market value -- $984,354)
             (Cost -- $964,000)......................................................................................     964,000
                                                                                                                      -----------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $92,894,934*).................................................................................... $94,304,573
                                                                                                                      ===========

--------
* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments

---------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                 Security                                    Value

---------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 73.5%
Apparel -- 0.3%
$  750,000 B-        HCI Direct Inc., Sr. Sub. Notes, 13.750% due 8/1/02......................   $603,750
                                                                                               ----------

Auto Parts & Equipment -- 0.3%
   455,000 B         Dura Operating Corp., Company Guaranteed, 9.000% due 5/1/09..............    389,025
   385,000 B         Hayes Lemmerz International Inc., Company Guaranteed, 11.000% due 7/15/06    294,525
                                                                                               ----------
                                                                                                  683,550
                                                                                               ----------

Banks -- 0.4%
 1,000,000 B+        Cho Hung Bank, Sr. Sub. Notes, 11.875% due 4/1/10 (b)....................  1,002,150
                                                                                               ----------

Chemicals -- 4.7%
 1,200,000 B+        Acetex Corp., Company Guaranteed, 9.750% due 10/1/03.....................  1,161,000
 2,000,000 B+        Avecia Group PLC, Company Guaranteed, 11.000% due 7/1/09.................  2,110,000
   300,000 BBB-      Equistar Chemicals LP, Notes, 8.500% due 2/15/04.........................    299,250
 1,500,000 B+        General Chemical Industrial Products, Sr. Sub. Notes, 10.625% due 5/1/09.    727,500
   400,000 BB-       Georgia Gulf Corp., Company Guaranteed, 10.375% due 11/1/07..............    416,000
 2,350,000 B         Huntsman ICI Chemicals, Company Guaranteed, 10.125% due 7/1/09...........  2,444,000
 1,500,000 BB        Lyondell Chemical Co., Secured, Series A, 9.625% due 5/1/07..............  1,552,500
 1,500,000 CCC+      Philipp Brothers Chemicals Inc., Company Guaranteed, 9.875% due 6/1/08...  1,042,500
 1,000,000 BB-       Sterling Chemicals Inc., Company Guaranteed, 12.375% due 7/15/06.........    995,000
                                                                                               ----------
                                                                                               10,747,750
                                                                                               ----------

Commercial Services -- 1.1%
 1,000,000 BBB-      Avis Group Holding Inc., Company Guaranteed, 11.000% due 5/1/09..........  1,120,000
   500,000 B-        Concentra Operating Corp., Company Guaranteed, 13.000% due 8/15/09.......    520,000
 1,000,000 B         Worldwide Flight Service, Sr. Notes, 12.250% due 8/15/07.................    846,250
                                                                                               ----------
                                                                                                2,486,250
                                                                                               ----------

Cosmetics - Personal Care -- 0.4%
 2,000,000 CCC       Revlon Consumer Products Corp., Sr. Sub. Notes, 8.625% due 2/1/08 (c)....  1,005,000
                                                                                               ----------
Distribution - Wholesale -- 0.2%
 1,000,000 B-        Pentacon Inc., Company Guaranteed, 12.250% due 4/1/09....................    525,000
                                                                                               ----------

Electrical -- 4.4%
 4,000,000 BB        AES Corp., Sr. Notes, 9.375% due 9/15/10.................................  4,200,000
 2,000,000 BB+       Calpine Corp., Sr. Notes, 8.500% due 2/15/11.............................  2,037,500
 1,000,000 B-        Cherokee International LLC, Sr. Sub. Notes, 10.500% due 5/1/09...........    875,000
   242,666 BBB       Northeast Utilities, Notes, 8.380% due 3/1/05............................    246,913
 2,000,000 BBB-      PSE&G Energy Holdings Inc., Sr. Notes, 10.000% due 10/1/09...............  2,162,500
 2,000,000 CCC-      Special Devices Inc., Company Guaranteed, 11.375% due 12/15/08...........    350,000
                                                                                               ----------
                                                                                                9,871,913
                                                                                               ----------

Electronics  -- 1.2%
 1,000,000 CC        Pacific Aerospace & Electric, Company Guaranteed, 11.250% due 8/1/05.....    455,000
 1,000,000 B-        Packard Bioscience Co., Sr. Sub. Notes, 9.375% due 3/1/07................    955,000
 1,750,000 B         Viasystems Inc., Sr. Sub. Notes, 9.750% due 6/1/07.......................  1,400,000
                                                                                               ----------
                                                                                                2,810,000
                                                                                               ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments

---------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                Security                                    Value

---------------------------------------------------------------------------------------------------------

Engineering & Construction  -- 0.8%
$  300,000 BB-       KB Home Inc., Sr. Sub. Notes, 9.500% due 2/15/11...................... $     300,750
 1,500,000 B-        Morrison Knudsen Corp., Company Guaranteed, 11.000% due 7/1/10 (b)....     1,432,500
                                                                                            -------------
                                                                                                1,733,250
                                                                                            -------------

Entertainment -- 1.0%
 1,250,000 B         Premier Parks Inc., Sr. Discount Notes, 9.750% due 6/15/07............     1,276,562
   480,000 B         Six Flags Inc., Sr. Notes, 9.500% due 2/1/09 (b)......................       490,800
   500,000 B         Vail Resorts Inc., Company Guaranteed, 8.750% due 5/15/09.............       488,125
                                                                                            -------------
                                                                                                2,255,487
                                                                                            -------------

Environmental Control -- 2.5%
                     Allied Waste North America, Company Guaranteed:
 1,900,000 BB-         8.875% due 4/1/08 (b)...............................................     1,947,500
 2,000,000 BB-         7.875% due 1/1/09...................................................     1,935,000
 1,000,000 BB-         10.000% due 8/1/09..................................................     1,027,500
                     Metal Management Inc., Company Guaranteed:
 1,000,000 Ca*         12.750% due 6/15/04.................................................       705,000
 1,000,000 Ca*         10.000% due 5/15/08.................................................        45,000
                                                                                            -------------
                                                                                                5,660,000
                                                                                            -------------

Financial Services - Diversified -- 1.2%
   975,000 BB+       GS Escrow Corp., Sr. Sub. Notes, 6.750% due 8/1/01....................       971,344
   275,000 B-        Lodgian Financing Corp., Company Guaranteed, 12.250% due 7/15/09......       259,875
   480,000 BB        Port Arthur Finance Corp., Company Guaranteed, 12.500% due 1/15/09....       477,600
   950,000 BBB-      Renaissancere Capital Trust, Company Guaranteed, 8.540% due 3/1/27....       798,000
 2,000,000 D         Russell-Stanley Holdings Inc., Company Guaranteed, 10.875% due 2/15/09       312,500
                                                                                            -------------
                                                                                                2,819,319
                                                                                            -------------

Food -- 1.2%
   350,000 C         Chiquita Brands International, Sr. Notes, 10.000% due 6/15/09.........       162,750
 1,000,000 B         Pantry Inc., Company Guaranteed, 10.250% due 10/15/07.................       975,000
   473,000 CCC       Pueblo Xtra International, Sr. Notes, 9.500% due 8/1/03...............       167,915
   500,000 Caa1*     RAB Enterprises Inc., Company Guaranteed, 10.500% due 5/1/05..........       362,500
 1,000,000 B+        Stater Brothers Holdings, Sr. Notes, 10.750% due 8/15/06..............       932,500
                                                                                            -------------
                                                                                                2,600,665
                                                                                            -------------

Forest Products & Paper -- 1.2%
 1,750,000 B         Doman Industries Ltd., Sr. Notes, 12.000% due 7/1/04..................     1,793,750
 1,000,000 BB+       Tembec Industries Inc., Company Guaranteed, 8.625% due 6/30/09........     1,022,500
                                                                                            -------------
                                                                                                2,816,250
                                                                                            -------------

Healthcare -- 1.7%
 1,600,000 BB+       HCA -- The Healthcare Co., Notes, 7.875% due 2/1/11...................     1,614,000
 1,550,000 B-        Iasis Healthcare Corp., Company Guaranteed, 13.000% due 10/15/09......     1,697,250
   500,000 B-        Triad Hospitals Holdings, Company Guaranteed, 11.000% due 5/15/09.....       540,000
                                                                                            -------------
                                                                                                3,851,250
                                                                                            -------------

Holding Companies -- 2.6%
 1,550,000 B         Elgar Holdings Inc., Company Guaranteed, 9.875% due 2/1/08............     1,015,250
 1,500,000 B         High Voltage Engineering, Sr. Notes, 10.750% due 8/15/04..............       787,500
 1,000,000 CCC+      KMC Telecom Holdings Inc., Sr. Notes, 13.500% due 5/15/09.............       325,000


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments

-------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                Security                                   Value

-------------------------------------------------------------------------------------------------------

Holding Companies -- 2.6% (continued)
$1,500,000 B+        P&L Coal Holding Corp., Company Guaranteed, 9.625% due 5/15/08......... $1,575,000
 1,300,000 B         SCG Holding & Semiconductor Co., Company Guaranteed, 12.000% due 8/1/09  1,163,500
 1,000,000 B-        Werner Holding Co. Inc., Company Guaranteed, 10.000% due 11/15/07......    962,500
                                                                                             ----------
                                                                                              5,828,750
                                                                                             ----------

Housewares -- 1.4%
 1,000,000 B         Evenflo Co., Sr. Notes, 11.750% due 8/15/06............................    765,000
 1,500,000 D         Frank's Nursery & Crafts, Sr. Sub. Notes, 10.250% due 3/1/08...........    487,500
 1,250,000 B         Jostens Inc., Sr. Sub. Notes, 11.750% due 7/1/05.......................  1,290,625
 1,250,000 B-        O'Sullivan Industries, Company Guaranteed, 13.375% due 10/15/09........    493,750
                     Safelite Glass Corp., Sr. Sub. Notes:
 1,150,000 NR          Class B, 9.875% due 12/15/06.........................................     15,813
   770,000 NR          Class D, 9.875% due 12/15/06.........................................     10,588
                                                                                             ----------
                                                                                              3,063,276
                                                                                             ----------

Insurance -- 0.2%
   500,000 B+        Willis Corroon Corp., Company Guaranteed, 9.000% due 2/1/09............    478,750
                                                                                             ----------

Lodging -- 3.8%
 1,025,000 B-        Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09 (b)........  1,053,188
   425,000 BB        Felcor Lodging LP, Company Guaranteed, 9.500% due 9/15/08 (b)..........    442,000
 1,500,000 BB        Host Marriott LP, Sr. Notes, 9.250% due 10/1/07 (b)....................  1,560,000
 2,600,000 BB-       Mandalay Resort Group, Sr. Sub. Notes, 10.250% due 8/1/07..............  2,723,500
                     MGM Mirage Inc., Company Guaranteed:
 1,000,000 BB+         9.750% due 6/1/07....................................................  1,067,500
   500,000 BB+         8.375% due 2/1/11....................................................    501,250
 1,175,000 BB+       Park Place Entertainment, Sr. Sub. Notes, 9.375% due 2/15/07...........  1,233,750
                                                                                             ----------
                                                                                              8,581,188
                                                                                             ----------

Machinery - Diversified -- 0.9%
 1,200,000 B         Flowserve Corp., Company Guaranteed, 12.250% due 8/15/10...............  1,278,000
 2,500,000 CCC       Generac Portable Products Inc, Company Guaranteed, 11.250% due 7/1/06..    762,500
                                                                                             ----------
                                                                                              2,040,500
                                                                                             ----------

Manufacturing - Miscellaneous -- 2.4%
 1,000,000 CCC+      Aqua Chemical Inc., Sr. Sub. Notes, 11.250% due 7/1/08.................    720,000
 1,000,000 B+        Gentek Inc., Company Guaranteed, 11.000% due 8/1/09....................  1,025,000
 2,000,000 B         Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09.......................  1,910,000
 1,000,000 B-        Roller Bearing Co. America, Company Guaranteed, 9.625% due 6/15/07.....    926,250
 1,000,000 B-        Transdigm Inc., Company Guaranteed, 10.375% due 12/1/08................    960,000
                                                                                             ----------
                                                                                              5,541,250
                                                                                             ----------

Media -- 7.1%
 1,425,000 B+        Adelphia Communication, Sr. Notes, 10.875% due 10/1/10.................  1,506,938
                     Charter Communication, Sr. Notes:
 1,750,000 B+          11.750% due 1/15/05..................................................  1,168,125
 2,400,000 B+          10.750% due 10/1/09 (b)..............................................  2,562,000
                     Echostar DBS Corp., Sr. Notes:
   500,000 B+          9.250% due 2/1/06....................................................    502,500
 2,000,000 B+          9.375% due 2/1/09....................................................  2,030,000
 1,500,000 B         Fox Family Worldwide Inc., Sr. Notes, 9.250% due 11/1/07...............  1,545,000


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments

--------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                  Security                                       Value

--------------------------------------------------------------------------------------------------------------

Media -- 7.1% (continued)
$1,000,000 B         Fox Kids Worldwide Inc., Sr. Notes, 10.250% due 11/1/07.................... $     895,000
 1,000,000 B         Jones International Networks Ltd., Company Guaranteed, 11.750% due 7/1/05..       935,000
   700,000 B+        Olympus Communication LP/CAP Corp., Sr. Notes, 10.625% due 11/15/06........       714,000
   500,000 B+        Price Communication Wireless, Company Guaranteed, 9.125% 12/15/06..........       522,500
   500,000 B+        Telewest Communication PLC, Debentures, 11.000% 10/1/07....................       500,000
 4,000,000 B         United Pan-Europe, Sr. Notes, Series B, 11.250% due 2/1/10.................     3,250,000
                                                                                                 -------------
                                                                                                    16,131,063
                                                                                                 -------------

Metals & Mining -- 1.8%
 1,200,000 B-        Commonwealth Industries Co., Sr. Sub. Notes, 10.750% due 10/1/06...........     1,116,000
 1,125,000 B         Euramax International PLC, Sr. Sub. Notes, 11.250% due 10/1/06.............       804,375
   500,000 BB-       Golden Northwest Aluminum, Company Guaranteed, 12.000% due 12/15/06........       470,000
 1,500,000 B         Ormet Corp., Company Guaranteed, 11.000% due 8/15/08 (b)...................     1,222,500
 3,000,000 NR        Republic Tech/RTI Capital, Sr. Notes, 13.750% due 7/15/09..................       405,000
                                                                                                 -------------
                                                                                                     4,017,875
                                                                                                 -------------

Oil & Gas Producers -- 6.5%
 1,405,000 CCC-      Belden & Blake Corp., Company Guaranteed, 9.875% due 6/15/07...............     1,159,125
 1,400,000 B-        Bellwether Exploration, Company Guaranteed, 10.875% due 4/1/07.............     1,379,000
 1,000,000 B+        Chesapeake Energy, Company Guaranteed, 9.625% due 5/1/05...................     1,037,500
 1,500,000 B         Crown Central Petroleum, Sr. Notes, 10.875% due 2/1/05.....................     1,222,500
 1,500,000 BB        EOTT Energy Partners, Company Guaranteed, 11.000% due 10/1/09..............     1,597,500
 2,250,000 BB        Gothic Production Inc., Company Guaranteed, 11.125% due 5/1/05.............     2,441,250
   500,000 B-        Great Lakes Carbon Corp., Company Guaranteed, Series B, 10.250% due 5/15/08       262,500
 2,000,000 B         Key Energy Services Inc., Company Guaranteed, Series B, 14.000% due 1/15/09     2,345,000
 2,000,000 NR        Michael Petroleum Corp., Escrow, 0.000% due 4/1/05 (d).....................             0
   750,000 B-        Parker Drilling Co., Sub. Notes, 9.750% due 11/15/06.......................       776,250
   425,000 B-        Range Resources Corp., Company Guaranteed, 8.750% due 1/15/07..............       414,375
   500,000 BB-       Vintage Petroleum, Sr. Sub. Notes, 9.750% due 6/30/09......................       542,500
 1,500,000 BB-       Western Gas Resources, Company Guaranteed, 10.000% due 6/15/09.............     1,586,250
                                                                                                 -------------
                                                                                                    14,763,750
                                                                                                 -------------


Packaging & Containers -- 4.7%
 2,004,000 B-        Amtrol Inc., Sr. Sub. Notes, 10.625% due 12/31/06..........................     1,623,240
   800,000 B-        Fonda Group, Inc., Sr. Sub. Notes, 9.500% due 3/1/07.......................       628,000
 1,500,000 B-        Graham Packaging/GPC CAP, Company Guaranteed, 8.750% due 1/15/08...........     1,072,500
 2,000,000 B-        Outsourcing Services Group, Company Guaranteed, 10.875% due 3/1/06.........     1,210,000
 1,500,000 BB-       Packaging Corp of America, Company Guaranteed, 9.625% due 4/1/09...........     1,605,000
 1,500,000 CCC+      Riverwood International Corp., Company Guaranteed, 10.625% due 8/1/07......     1,575,000
                     Stone Container Corp., Sr. Notes:
 1,475,000 B           9.250% due 2/1/08 (b)....................................................     1,513,719
 1,475,000 B           9.750% due 2/1/11 (b)....................................................     1,526,625
                                                                                                 -------------
                                                                                                    10,754,084
                                                                                                 -------------

Painting Products -- 0.5%
 1,000,000 B         Resolution Performance Inc., Sr. Sub. Notes, 13.500% due 11/15/10 (b)......     1,075,000
                                                                                                 -------------

Real Estate -- 0.7%
 1,500,000 B+        Intrawest Corp., Sr. Notes, 10.500% due 2/1/10.............................     1,575,000
                                                                                                 -------------

Retail  -- 0.1%
   500,000 CCC+      Syratech Corp., Sr. Notes, 11.000% due 4/15/07.............................       311,875
                                                                                                 -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments

----------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                       Security                                          Value

----------------------------------------------------------------------------------------------------------------------

Savings & Loans -- 0.7%
$  775,000 BBB-      Dime Bancorp Inc., Sr. Notes, 9.000% due 12/19/02................................... $    803,094
   750,000 BB+       Sovereign Bancorp, Sr. Notes, 6.625% due 3/15/01....................................      750,000
                                                                                                          ------------
                                                                                                             1,553,094
                                                                                                          ------------

Software -- 0.7%
 1,475,000 B         Exodus Communications, Sr. Notes, 11.625 due 7/15/10................................    1,412,313
                     PSINet Inc., Sr. Notes:
   500,000 CCC         10.000% due 2/15/05...............................................................      105,000
   635,000 CCC         11.000% due 8/1/09................................................................      139,700
                                                                                                          ------------
                                                                                                             1,657,013
                                                                                                          ------------
Telecommunications -- 16.3%
 1,000,000 B3*       Dobson/Sygnet Communications., Sr. Notes, 12.250% due 12/15/08 (c)..................    1,070,000
 1,500,000 B         Filtronic PLC, Sr. Notes, 10.000% due 12/1/05.......................................    1,170,000
 2,100,000 BB        Global Crossing Holdings Ltd., Company Guaranteed, 8.700% due 8/1/07 (b)............    2,047,500
 1,500,000 CCC+      Hermes Europe Railtel BV, Sr. Notes, 11.500% due 8/15/07............................      622,500
 4,750,000 B         Level 3 Communication, Sr. Discount Notes, 11.000% due 3/15/08......................    4,358,125
 1,000,000 B-        McCaw International Ltd., Sr. Discount Notes, step bond to yield 13.710% due 4/15/07      685,000
                     McLeodUSA Inc., Sr. Notes:
 1,000,000 B+          9.250% due 7/15/07................................................................      952,500
   800,000 B+          11.375% due 1/1/09................................................................      838,000
 2,250,000 B+        Metromedia Fiber Network, Sr. Notes, 10.000% due 12/15/09...........................    2,117,811
                     Nextel Communications, Sr. Discount Notes:
 3,300,000 B           9.375% due 11/15/09...............................................................    3,102,000
 1,500,000 B           9.500% due 2/1/11 (b).............................................................    1,413,750
   675,000 B-        Nextel International Inc., Sr. Discount Notes, 12.750% due 8/1/10...................      575,438
 1,000,000 NR        Northeast Optic Network, Sr. Notes, 12.750% due 8/15/08.............................      540,000
                     NTL Communication Corp., Sr. Notes:
 1,200,000 B           11.500% due 2/1/06................................................................    1,188,000
 2,775,000 B           11.500% due 10/1/08...............................................................    2,726,438
 2,000,000 CCC+      Orion Network Systems Inc., Sr. Notes, 11.250% due 1/15/07..........................    1,010,000
   625,000 BB-       Rogers Wireless Communications, Sr. Sub. Notes, 9.375% due 6/1/08...................      653,125
                     TeleCorp PCS, Inc., Company Guaranteed:
 1,000,000 B3*         10.625% due 7/15/10...............................................................    1,030,000
 1,000,000 B3*         Step bond to yield 11.296% due 4/15/09............................................      730,000
   875,000 B3*       Tritel PCS, Inc., Sr. Sub. Notes, 10.375% due 1/15/11 (b)...........................      890,310
 1,000,000 CCC+      Triton PCS, Inc., Company Guaranteed, 11.000% due 5/1/08............................      818,750
 1,000,000 B-        Versatel Telecommunication BV, Sr. Notes, 13.250% due 5/15/08.......................      805,000
 2,500,000 B-        VoiceStream Wireless, Sr. Discount Notes, 10.375% due 11/15/09......................    2,800,000
                     Williams Communication Group, Sr. Notes:
   775,000 B+          11.700% due 8/1/08................................................................      732,375
   600,000 B+          11.875% due 8/1/10................................................................      559,500
   790,000 B-        Winstar Communications, Sr. Notes, 12.500% due 4/15/08..............................      553,000
 3,500,000 B         XO Communications, Sr. Notes, 10.750% due 6/1/09....................................    3,062,500
                                                                                                          ------------
                                                                                                            37,051,622
                                                                                                          ------------
Transportation -- 0.5%
 1,000,000 B+        Statia Terminals, First Mortgage, Series B, 11.750% due 11/15/03....................    1,020,000
                                                                                                          ------------
                     TOTAL CORPORATE BONDS & NOTES
                     (Cost -- $186,500,355)..............................................................  166,915,674
                                                                                                          ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments

--------------------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                        Security                                            Value

--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.4%
 $1,250,000 B+        Telewest Financial, Company Guaranteed, 6.000% due 7/7/05 (b) (Cost -- $1,001,936)..... $  1,007,107
                                                                                                              ------------

  Shares
-----------
COMMON STOCK -- 0.1%
    144,546           Phase Metrics Inc., Class A Shares (e) (Cost -- $1,402,500)............................      160,000
                                                                                                              ------------
PREFERRED STOCK -- 1.8%
     10,278           CSC Holdings Inc., 11.125%.............................................................    1,133,149
     15,000           Global Crossing Holdings Ltd., 10.500%.................................................    1,455,000
         44           Harborside Healthcare Corp., 13.500%...................................................        2,068
      1,068           Intermedia Communications Inc., 13.500%................................................    1,081,997
     10,000           XO Communications Inc., 14.000%........................................................      322,500
                                                                                                              ------------
                      TOTAL PREFERRED STOCK
                      (Cost -- $3,973,737)...................................................................    3,994,714
                                                                                                              ------------

 Warrants
-----------
WARRANTS (e) -- 0.1%
      1,250           Jostens Inc., Expire 5/1/10............................................................       25,156
      2,000           Key Energy Services Inc., Expire 1/15/09...............................................      161,000
      2,000           Motient Corp., Expire 4/1/08...........................................................       14,250
      2,500           O'Sullivan Industries Inc., Expire 10/15/09............................................        1,000
      3,000           Republic Technologies, Expire 7/15/09..................................................          300
      1,000           Worldwide Flight Service, Expire 8/15/07...............................................           10
                                                                                                              ------------
                      TOTAL WARRANTS
                      (Cost -- $68,547)......................................................................      201,716
                                                                                                              ------------
                      SUB-TOTAL INVESTMENTS
                      (Cost -- $192,947,075).................................................................  172,279,211
                                                                                                              ------------

   Face
  Amount
-----------
REPURCHASE AGREEMENTS -- 24.1%
$51,687,000           Goldman Sachs Securities & Co., 5.340% due 3/1/01; Proceeds at maturity -- $51,694,667;
                       (Fully collateralized by U.S. Treasury Notes & Bonds, 4.625% to 13.750%
                       due 3/31/01 to 2/15/31; Market value -- $52,720,747)..................................   51,687,000
  2,917,000           J.P. Morgan Securities Inc., 5.380% due 3/1/01; Proceeds at maturity -- $2,917,436;
                       (Fully collateralized by U.S. Treasury Bills, Notes & Bonds, 0.000% to 6.250%
                       due 5/24/01 to 2/15/31; Market value -- $2,975,340)...................................    2,917,000
                                                                                                              ------------
                      TOTAL REPURCHASE AGREEMENTS
                      (Cost -- $54,604,000)..................................................................   54,604,000
                                                                                                              ------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $247,551,075**)............................................................... $226,883,211
                                                                                                              ============

--------
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Security is exempt under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) All or a portion of this security is on loan (See Note 13).
(d) Escrowed security for defaulted bond.
(e) Non-income producing securities.
**  Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments

--------------------------------------------------------------------------------------------------------

   Face
  Amount                                             Security                                   Value

--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.9%
                     U.S. Treasury Notes:
$  489,000             7.875% due 11/15/04................................................... $  541,567
   258,000             7.000% due 7/15/06....................................................    284,669
   549,355             3.375% due 1/15/07....................................................    555,019
   150,000             5.500% due 5/15/09....................................................    155,173
 1,174,000             6.000% due 8/15/09....................................................  1,254,219
         3             3.625% due 4/15/28....................................................          3
   560,000             5.250% due 2/15/29....................................................    538,776
    40,000             6.125% due 8/15/29....................................................     43,605
   800,000           U.S. Treasury Strip (Principal), due 8/15/20............................    267,952
                                                                                              ----------
                     TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost -- $3,509,282)....................................................  3,640,983
                                                                                              ----------

   Face
  Amount   Rating(a)
---------- ---------
CORPORATE BONDS & NOTES -- 38.1%

Aerospace/Defense -- 0.2%
    20,000 AA-       The Boeing Co., Debentures, 7.250% due 6/15/25..........................     21,575
    25,000 BBB-      Lockheed Martin Corp., Bonds, 8.500% due 12/1/29........................     28,844
                                                                                              ----------
                                                                                                  50,419
                                                                                              ----------

Auto Manufacturers -- 2.0%
    20,000 A-        Chrysler Corp., Debentures, 7.450% due 3/1/27...........................     17,850
                     DaimlerChrysler N.A. Holdings Corp., Company Guaranteed, Notes:
   300,000 A-          6.700% due 9/16/02....................................................    296,250
    25,000 A-          6.900% due 9/1/04.....................................................     25,031
   325,000 A-          8.000% due 6/15/10....................................................    331,500
                                                                                              ----------
                                                                                                 670,631
                                                                                              ----------

Auto Parts & Equipment -- 0.4%
    15,000 B         Dura Operating Corp., Company Guaranteed, 9.000% due 5/1/09.............     12,825
    10,000 B         Hayes Wheels International Inc., Company Guaranteed, 11.000% due 7/15/06      7,650
   100,000 BBB       TRW Inc., Notes, 6.625% due 6/1/04......................................     97,875
    20,000 BBB       Visteon Corp., Sr. Notes, 8.250% due 8/1/10.............................     20,800
                                                                                              ----------
                                                                                                 139,150
                                                                                              ----------

Banks -- 1.0%
   250,000 A         Firstar Bank N.A., Sub. Notes, 7.125% due 12/1/09.......................    260,625
    75,000 A         U.S. Bancorp, Sr. Notes, 6.875% due 12/1/04.............................     77,344
                                                                                              ----------
                                                                                                 337,969
                                                                                              ----------

Casino Hotels -- 0.4%
   150,000 BB+       MGM Mirage Inc., Company Guaranteed, 8.375% due 2/1/11..................    150,375
                                                                                              ----------

Chemicals -- 1.7%
   150,000 B         Avecia Group PLC, Company Guaranteed, 11.000% due 7/1/09................    158,250
    25,000 A         Dow Chemical Co., Debentures, 7.375% due 11/1/29........................     26,406
    25,000 AA-       E.I. du Pont de Nemours & Co., Debentures, 6.500% due 1/15/28...........     24,156
   150,000 B         Huntsman ICI Chemicals, Company Guaranteed, 10.125% due 7/1/09..........    156,000
   200,000 BB        Lyondell Chemical Co., Secured, 9.625% due 5/1/07.......................    207,000
                                                                                              ----------
                                                                                                 571,812
                                                                                              ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments

-----------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                Security                                  Value

-----------------------------------------------------------------------------------------------------

Commercial Services -- 1.5%
$  500,000 BBB       Cendant Corp., Notes, 7.750% due 12/1/03..............................  $496,250
                                                                                            ---------

Computers -- 0.0%
    20,000 A+        International Business Machines Corp., Debentures, 7.125% due 12/1/96.    19,375
                                                                                            ---------

Computer Services -- 0.1%
    45,000 A+        Electronic Data Systems, Notes, 7.450% due 10/15/29...................    48,656
                                                                                            ---------


Containers - Paper/Plastic -- 0.5%
   150,000 B         Stone Container, Sr. Notes, 9.250% due 2/1/08.........................   153,938
                                                                                            ---------

Diversified Financial Services -- 1.6%
    30,000 A         Ford Motor Co., Notes, 7.450% due 7/16/31.............................    29,137
   350,000 A         Ford Motor Credit Co., Notes, 7.500% due 3/15/05 (b)..................   362,250
   150,000 A+        Goldman Sachs Group Inc., Sr. Unsubordinated Notes, 7.500% due 1/28/05   158,438
                                                                                            ---------
                                                                                              549,825
                                                                                            ---------

Electric -- 3.1%
                     AES Corp., Sr. Notes:
   250,000 BB          9.500% due 6/1/09...................................................   264,375
    50,000 BB          9.375% due 9/15/10..................................................    52,500
   225,000 BBB-      PSE&G Energy Holdings, Sr. Notes, 10.000% due 10/1/09.................   243,281
   430,000 AAA       Tennessee Valley Authority, Bonds, 6.750% due 11/1/25.................   459,025
                                                                                            ---------
                                                                                            1,019,181
                                                                                            ---------

Finance - Investment -- 3.1%
   500,000 A+        J.P. Morgan & Co., Sub. Notes, 6.000% due 1/15/09.....................   486,875
   500,000 A         Lehman Brothers Holdings Inc., Notes, 8.250% due 6/15/07..............   538,750
                                                                                            ---------
                                                                                            1,025,625
                                                                                            ---------

Food -- 0.1%
    25,000 A-        The Pepsi Bottling Group, Inc., Sr. Notes, 7.000% due 3/1/29..........    25,656
                                                                                            ---------

Forest Products & Paper -- 0.5%
   150,000 BB+       Tembec Industries Inc., Sr. Notes, 8.500% due 2/1/11..................   153,375
                                                                                            ---------

Health Care -- 3.2%
   750,000 BBB-      America Health Care Properties, Inc., Notes, 7.050% due 1/15/02.......   749,062
   150,000 BB+       HCA - The Healthcare Corp., Sr. Notes, 7.875% due 2/1/11..............   151,313
   150,000 B-        Lasis Healthcare Corp., Company Guaranteed, 13.000% due 10/15/09......   164,250
                                                                                            ---------
                                                                                            1,064,625
                                                                                            ---------

Independent Power Producer  -- 0.5%
   150,000 BB+       Calpine Corp., Sr. Notes, 8.500% due 2/15/11..........................   152,813
                                                                                            ---------

Insurance -- 0.1%
    20,000 AA-       Loews Corp., Sr. Notes, 7.625% due 6/1/23.............................    18,450
                                                                                            ---------

Lodging -- 0.5%
   150,000 BB-       Mandalay Resort Group, Sr. Sub. Notes, 10.250% due 8/1/07 (c).........   157,125
                                                                                            ---------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments

----------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                               Security                                  Value

----------------------------------------------------------------------------------------------------

Media -- 1.4%
$  150,000 B+        Charter Communications Holdings LLC, Sr. Notes, 10.000% due 4/1/09...  $156,750
   150,000 B         Fox Family Worldwide Inc., Sr. Notes, 9.250% due 11/1/07.............   154,500
   200,000 B         United Pan-Europe Communications N.V., Sr. Notes, 10.875% due 8/1/09.   158,000
                                                                                           ---------
                                                                                             469,250
                                                                                           ---------

Money Center Banks -- 2.6%
                     Bank of America Corp., Sub. Notes:
   700,000 A           7.800% due 2/15/10.................................................   749,000
    25,000 A           6.800% due 3/15/28.................................................    23,469
   100,000 A         National Westminster Bank, Sub. Notes, 7.750% due 4/29/49............   100,625
                                                                                           ---------
                                                                                             873,094
                                                                                           ---------

Multimedia -- 0.1%
    25,000 BBB-      News America Holdings., Debentures, 7.750% due 12/1/45...............    22,906
                                                                                           ---------

Non-Hazardous Waste Disposal -- 0.7%
   200,000 B+        Allied Waste North American, Company Guaranteed, 10.000% due 8/1/09..   205,500
    20,000 BBB       Waste Management Inc., Company Guaranteed, 7.375% due 5/15/29........    18,225
                                                                                           ---------
                                                                                             223,725
                                                                                           ---------


Oil Comp - Integrated -- 0.5%
    20,000 AA+       Atlantic Richfield Co., Notes, 5.900% due 4/15/09....................    19,975
   150,000 B+        Chesapeake Energy Corp., Company Guaranteed, 9.625% due 5/1/05.......   155,625
                                                                                           ---------
                                                                                             175,600
                                                                                           ---------

Paper & Related Products -- 0.3%
   100,000 B+        Doman Industries Ltd., Company Guaranteed, 12.000% due 7/1/04........   102,500
                                                                                           ---------

Real Estate -- 0.8%
   150,000 BBB+      Duke Realty Ltd., Partnership, Notes, 7.375% due 9/22/05.............   155,437
   100,000 BBB+      EOP Operating LLP, Sr. Notes, 6.375% due 2/15/03.....................   100,750
                                                                                           ---------
                                                                                             256,187
                                                                                           ---------

Real Estate Investment Trust -- 6.2%
   500,000 BBB-      Franchise Finance Corp. of Amererica, Notes, 7.020% due 2/20/03......   508,750
   150,000 BB        Host Marriot LLP, Sr. Notes, 9.250% due 10/1/07......................   156,000
   600,000 BBB       HRPT Properties Trust, Sr. Notes, 6.750% due 12/18/02................   600,750
   100,000 BBB       Simon Property Group, Inc., Notes, 6.750% due 2/9/04.................    99,750
   600,000 BBB-      United Dominion Realty Trust, Inc., Notes, 8.625% due 3/15/03........   620,331
    75,000 BBB+      Wellsford Residential Property Trust, Sr. Notes, 9.375% due 2/1/02...    77,344
                                                                                           ---------
                                                                                           2,062,925
                                                                                           ---------

Resorts/Theme Parks -- 0.6%
   200,000 B         Six Flags Inc., Sr. Notes, 9.750% due 6/15/07........................   204,250
                                                                                           ---------

Retail -- 0.1%
    25,000 AA        Wal-Mart Stores, Notes, 7.550% due 2/15/30...........................    28,500
                                                                                           ---------

Telecommunications -- 4.0%
   100,000 BBB       Cox Communications, Inc., Notes, 6.690% due 9/20/04..................   101,625
   200,000 BB        Global Crossing Holdings Ltd., Sr. Sub. Debentures, 8.700% due 8/1/07   195,000
   150,000 B         Level 3 Communications, Sr. Notes, 11.000% due 3/15/08...............   137,625
    25,000 BBB+      Marconi Corp., Bonds, 8.375% due 9/15/30.............................    23,719
   150,000 B+        McLeodUSA Inc., Sr. Notes, 11.375% due 1/1/09........................   157,125


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments

--------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                              Security                                Value

--------------------------------------------------------------------------------------------------

Telecommunications -- 4.0% (continued)
$  150,000 B         NTL Communications Corp., Sr. Notes, 11.500% due 10/1/08..........   $147,375
   100,000 BBB-      PanAmSat Corp., Notes, 6.000% due 1/15/03.........................     98,750
   100,000 BBB+      Sprint Capital Corp., Company Guaranteed, 5.700% due 11/15/03.....     97,625
   150,000 NR        TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625% due 7/15/10 (c).......    154,500
    10,000 B-        WinStar Communications Inc., Sr. Notes, 12.500% due 4/15/08 (c)...      7,000
   250,000 B         XO Communications Inc., Sr. Notes, 10.750% due 6/1/09.............    218,750
                                                                                        ----------
                                                                                         1,339,094
                                                                                        ----------

Transportation-Rail -- 0.1%
    25,000 BBB       Norfolk Southern Corp., Bonds, 7.800% due 5/15/27.................     26,188
    25,000 BBB-      Union Pacific Corp., Debentures, 6.625% due 2/1/29................     22,531
                                                                                        ----------
                                                                                            48,719
                                                                                        ----------

Transportation - 0.2%
    75,000 BBB       CSX Corp., Debentures, 7.250% due 5/1/04..........................     77,250
                                                                                        ----------
                     TOTAL CORPORATE BONDS & NOTES
                     (Cost -- $12,460,930)............................................. 12,689,250
                                                                                        ----------

FOREIGN BONDS -- 2.3%

Canada -- 0.1%
    20,000 A+        Quebec Province, Debentures, 7.500% due 7/15/23...................     21,975
                                                                                        ----------

Poland -- 0.1%
                     Republic of Poland:
    24,000 BBB+        Series PDI, 6.000% due 10/27/14.................................      9,738
    10,000 BBB+        Series PDIB, 3.750% due 10/27/14................................     23,443
                                                                                        ----------
                                                                                            33,181
                                                                                        ----------

Skandinavia -- 2.1%
   175,000 A-        Nordbanken, Bonds, 8.950% due 11/29/49............................    191,892
   500,000 BBB       Skandinaviska Enskilda Banken, Jr. Sub. Notes, 6.500% due 12/29/49    495,730
                                                                                        ----------
                                                                                           687,622
                                                                                        ----------

United Kingdon -- 0.0%
    20,000 A         British Telecommunications PLC, Bonds, 8.625% due 12/15/30........     21,000
                                                                                        ----------
                     TOTAL FOREIGN BONDS
                     (Cost -- $537,208)................................................    763,778
                                                                                        ----------

  Shares
----------
PREFERRED STOCK -- 0.7%
     2,629           Nextel Communications, Inc., 11.125% (Cost -- $235,241)...........    224,183
                                                                                        ----------

   Face
  Amount
----------
ASSET-BACKED SECURITIES -- 20.4%
   150,000           American Express Credit Account Master Trust, 5.600% due 11/15/06.    151,602
   200,000           AutoNation Receivables Corp., Auto Owner Trust, 7.150% due 2/15/07    208,936
   150,000           Capital One Master Trust, 7.100% due 4/17/06......................    155,662


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments

---------------------------------------------------------------------------------------------------------

        Face
       Amount                                             Security                               Value

---------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 20.4% (continued)
                               Chase Commercial Mortgage Securities Corp., Sub. Bonds:
$            100,000             7.370% due 5/19/07........................................... $  102,973
             150,000             6.600% due 12/09/07..........................................    148,560
             125,000           CIT Marine Trust, Notes, 6.250% due 11/15/19...................    122,488
             200,000           Discover Card Master Trust I, 5.600% due 5/16/06...............    201,748
           1,115,000           Fannie Mae, Bonds, 6.625% due 11/15/30 (b).....................  1,193,050
              75,000           FMAC Loan Receivables Trust, 6.740% due 11/15/20...............     69,561
                               Freddie Mac:
           1,000,000             7.000% due 7/15/23...........................................    218,926
           1,000,000             7.000% due 11/15/23..........................................    248,169
             400,000             6.500% due 12/15/23..........................................     86,806
             175,687             9.500% due 11/20/25..........................................    178,199
             365,000             Bonds, 6.750% due 9/15/29....................................    395,437
             350,000           Master Financial Asset Securitization Trust, 7.500% due 1/20/29    360,148
             206,813           Mid-State Trust, Sub. Bonds, 7.490% due 5/15/09................    222,828
             100,000           Morgan Stanley Capital I, Sub. Bonds, 7.490% due 5/15/09.......     99,981
             422,025           Residential Accredit Loans Inc., 7.000% due 1/25/28............    424,463
             719,580           Residential Asset Securitization Trust, 6.750% due 8/25/28.....    722,002
             351,823           Structured Asset Mortgage Investments Inc., 6.250% due 11/25/28    313,963
                               Structured Asset Securities Corp.:
             500,000             8.000% due 7/25/30...........................................    524,840
             477,652             7.000% due 11/25/30..........................................    482,582
             150,000           Toyota Auto Receivables Owner Trust, 7.210% due 4/15/07........    157,591
                                                                                               ----------
                               TOTAL ASSET-BACKED SECURITIES
                               (Cost -- $6,588,181)...........................................  6,790,515
                                                                                               ----------

MORTGAGE-BACKED SECURITIES -- 17.6%
Federal Home Loan Mortgage Corporation (FHLMC) -- 9.2%
                               FHLMC:
             796,860             7.000% due 11/1/30...........................................    806,566
                                 Gold:
           1,324,497              6.000% due 2/1/29...........................................  1,296,353
             934,796              7.000% due 11/1/29..........................................    946,183
                                                                                               ----------
                                                                                                3,049,102
                                                                                               ----------
Federal National Mortgage Association (FNMA) -- 6.1%
                               FNMA:
             210,000             6.000% due 11/25/08..........................................    212,156
           1,295,355             6.000% due 1/1/16............................................  1,292,117
             268,568             5.500% due 10/18/27..........................................    262,263
             100,000             7.500% due 3/1/29 (d)........................................    102,125
             169,766             8.500% due 7/1/30............................................    176,822
                                                                                               ----------
                                                                                                2,045,483
                                                                                               ----------
Government National Mortgage Association (GNMA) -- 2.3%
                               GNMA:
             355,572             6.000% due 3/15/29...........................................    348,681
             180,312             8.000% due 2/15/30...........................................    185,889
              92,277             8.000% due 3/15/30...........................................     95,132
             143,062             8.000% due 7/15/30...........................................    144,694
                                                                                               ----------
                                                                                                  774,396
                                                                                               ----------
                               TOTAL MORTGAGE-BACKED SECURITIES
                               (Cost -- $5,686,547)...........................................  5,868,981
                                                                                               ----------
     Contracts
--------------------
PURCHASED OPTIONS (e) -- 0.0%
              10,000           Euro Dollar Future, Put @ $93.25, Expire 3/01 (Cost -- $970)...         25
                                                                                               ----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments

--------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                  Security                                          Value

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 6.0%
Federal Home Loan Mortgage Corporation (FHLMC) -- 6.0%
                     FHLMC:
$1,700,000             5.370% due 3/6/01................................................................ $ 1,698,732
   583,000             4.930% due 8/9/01................................................................     293,385
                                                                                                         -----------
                     TOTAL COMMERCIAL PAPER
                     (Cost -- $1,992,117)...............................................................   1,992,117
                                                                                                         -----------
                     SUB-TOTAL INVESTMENTS
                     (Cost -- $31,010,476)..............................................................  31,969,832
                                                                                                         -----------
REPURCHASE AGREEMENT -- 4.0%
 1,318,000           J.P. Morgan Securities Inc., 5.380% due 3/1/01; Proceeds at maturity -- $1,318,197;
                      (Fully collateralized by U.S. Treasury Bills, Notes & Bonds, 0.000% to 6.250%
                      due 5/24/01 to 2/15/31; Market value -- $1,345,830) (Cost -- $1,318,000)..........   1,318,000
                                                                                                         -----------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $32,328,476**)............................................................ $33,287,832
                                                                                                         ===========

--------
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk(*), which are rated by Moody's Investors Service, Inc.
(b) All or a portion of this security is on loan (See Note 13).
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Security is traded on a "to-be-announced" basis (See Note 11).
(e) Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definition of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Government Money Investments

------------------------------------------------------------------------------------------------------

   Face                                                                      Annualized
  Amount                               Security                                Yield         Value

------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 100%
$96,000,000 Federal Home Loan Banks mature 3/7/01 to 12/10/01............. 5.02% to 5.72% $ 95,300,874
 69,050,000 Federal Home Loan Mortgage Corp. mature 3/8/01 to 5/10/01.....  5.23  to 6.39   68,597,378
 54,105,000 Federal National Mortgage Association mature 3/1/01 to 7/24/01  5.12  to 6.49   53,968,977
                                                                                          ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $217,867,229*).......................................                $217,867,229
                                                                                          ============

--------
* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Ratings and Security Descriptions
          (unaudited)


Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
            Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B,   -- Bonds rated ''BB", ''B", ''CCC", ''CC" and ''C" are regarded, on balance,
CCC,        as predominantly speculative with respect to the issuer's capacity to pay interest
CC and C    and repay principal in accordance with the terms of the obligation. BB indicates the
            lowest degree of speculation and C the highest    degree of speculation. While such
            bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

D        -- Bonds rated ''D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ca," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
          While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
          "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa"
          securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in
          "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" and "Ca" are of poor standing. These issues may be in default,
and Ca     or present elements of danger may exist with respect to principal or interest.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

Short-Term Security Ratings

VMIG 1 -- Moody's highest rating for issues having demand feature -- variable-rate demand obligation (VRDO).

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

A-1    -- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Security Descriptions

AMBAC -- AMBAC Indemnity Corporation                    PCR   -- Pollution Control Revenue
FGIC  -- Financial Guaranty Insurance Company           PDI   -- Past Due Interest
GO    -- General Obligation                             PSFG  -- Permanent School Fund Guarant
ISD   -- Independent School District                    VRDN  -- Variable Rate Demand Note
MBIA  -- Municipal Bond Investors Assurance Corporation

                   (This page is intentionally left blank.)

          Statements of Assets and Liabilities
          February 28, 2001 (unaudited)


                                                                                           Large           Large
                                                                                      Capitalization  Capitalization
                                                                                       Value Equity       Growth
                                                                                        Investments     Investments
---------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost............................................................... $1,593,977,523  $1,650,088,913
  Repurchase agreements, at cost.....................................................     16,945,000      60,451,000
                                                                                      ==============  ==============
  Investments, at value.............................................................. $1,775,133,149  $1,785,641,568
  Repurchase agreements, at value....................................................     16,945,000      60,451,000
  Cash...............................................................................             --       1,630,808
  Collateral for securities on loan (Note 13)........................................    161,316,609     145,544,291
  Receivable for securities sold.....................................................     12,155,969       8,226,237
  Receivable for Fund shares sold....................................................      1,419,686       2,380,133
  Dividends and interest receivable..................................................      3,672,998         616,094
  Receivable from manager............................................................             --              --
  Receivable from broker -- variation margin.........................................             --              --
                                                                                      --------------  --------------
  Total Assets.......................................................................  1,970,643,411   2,004,490,131
                                                                                      --------------  --------------
LIABILITIES:
  Payable for securities on loan (Note 13)...........................................    161,316,609     145,544,291
  Payable for securities purchased...................................................      7,388,194      33,992,572
  Payable to bank....................................................................      1,645,062              --
  Management fees payable............................................................        641,536         682,979
  Administration fees payable........................................................        285,241         302,768
  Payable to broker..................................................................         99,450         160,225
  Dividends payable..................................................................             --              --
  Written options, at value (Note 6).................................................             --              --
  Accrued expenses...................................................................        672,883         752,949
                                                                                      --------------  --------------
  Total Liabilities..................................................................    172,048,975     181,435,784
                                                                                      --------------  --------------
Total Net Assets..................................................................... $1,798,594,436  $1,823,054,347
                                                                                      ==============  ==============
NET ASSETS:
  Par value of shares of beneficial interest......................................... $      171,792  $      139,800
  Capital paid in excess of par value................................................  1,658,308,658   1,572,036,204
  Undistributed (overdistributed) net investment income..............................      4,858,290              --
  Accumulated net investment loss....................................................             --      (3,187,718)
  Accumulated net realized gain (loss) on security transactions, foreign currencies,
   futures contracts and options.....................................................    (45,407,405)    119,447,756
  Net unrealized appreciation (depreciation) of investments, foreign currencies,
   futures contracts and options.....................................................    180,663,101     134,618,305
                                                                                      --------------  --------------
Total Net Assets..................................................................... $1,798,594,436  $1,823,054,347
                                                                                      ==============  ==============
Shares Outstanding...................................................................    171,792,072     139,799,708
                                                                                      ==============  ==============
Net Asset Value......................................................................         $10.47          $13.04
                                                                                      ==============  ==============

                                                                                        S&P 500
                                                                                         Index
                                                                                      Investments
--------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost............................................................... $45,337,661
  Repurchase agreements, at cost.....................................................          --
                                                                                      ===========
  Investments, at value.............................................................. $43,174,944
  Repurchase agreements, at value....................................................          --
  Cash...............................................................................          --
  Collateral for securities on loan (Note 13)........................................  10,379,955
  Receivable for securities sold.....................................................   1,011,023
  Receivable for Fund shares sold....................................................       2,720
  Dividends and interest receivable..................................................      67,840
  Receivable from manager............................................................      21,113
  Receivable from broker -- variation margin.........................................          --
                                                                                      -----------
  Total Assets.......................................................................  54,657,595
                                                                                      -----------
LIABILITIES:
  Payable for securities on loan (Note 13)...........................................  10,379,955
  Payable for securities purchased...................................................      11,575
  Payable to bank....................................................................     696,691
  Management fees payable............................................................          --
  Administration fees payable........................................................          --
  Payable to broker..................................................................      29,835
  Dividends payable..................................................................          --
  Written options, at value (Note 6).................................................          --
  Accrued expenses...................................................................      44,010
                                                                                      -----------
  Total Liabilities..................................................................  11,162,066
                                                                                      -----------
Total Net Assets..................................................................... $43,495,529
                                                                                      ===========
NET ASSETS:
  Par value of shares of beneficial interest......................................... $     6,227
  Capital paid in excess of par value................................................  47,206,744
  Undistributed (overdistributed) net investment income..............................     189,950
  Accumulated net investment loss....................................................          --
  Accumulated net realized gain (loss) on security transactions, foreign currencies, futures contracts and options.....................................................  (1,588,888)
  Net unrealized appreciation (depreciation) of investments, foreign currencies, futures contracts and options.....................................................  (2,318,504)
                                                                                      -----------
Total Net Assets..................................................................... $43,495,529
                                                                                      ===========
Shares Outstanding...................................................................   6,227,363
                                                                                      ===========
Net Asset Value......................................................................       $6.98
                                                                                      ===========

                      See Notes to Financial Statements.

                                                                    Multi-Sector
 Intermediate    Long-Term   Municipal     Mortgage                    Fixed      Government
 Fixed Income      Bond         Bond        Backed     High Yield      Income        Money
 Investments    Investments Investments  Investments   Investments  Investments   Investments
----------------------------------------------------------------------------------------------

  $435,074,588  $63,047,957 $35,232,285  $91,930,934  $192,947,075   $31,010,476 $217,867,229
   2,368,000      5,052,000          --      964,000    54,604,000     1,318,000           --
==============  =========== ===========  ===========  ============  ============ ============
  $446,579,101  $63,458,027 $36,360,534  $93,340,573  $172,279,211   $31,969,832 $217,867,229
   2,368,000      5,052,000          --      964,000    54,604,000     1,318,000           --
          --            569          --          854           808        84,836        2,388
  11,252,795             --          --           --     2,020,000     1,450,250           --
  23,321,509        994,472          --           --       717,290            --           --
     307,157         81,228       2,750      132,823       492,832            --           --
   6,557,380      1,312,756     455,121      652,517     4,640,970       388,263      150,158
          --             --          --           --            --            --          542
      70,610             --          --           --            --            --           --
--------------  ----------- -----------  -----------  ------------  ------------ ------------
  490,456,552    70,899,052  36,818,405   95,090,767   234,755,111    35,211,181  218,020,317
--------------  ----------- -----------  -----------  ------------  ------------ ------------

  11,252,795             --          --           --     2,020,000     1,450,250           --
  46,900,002             --          --           --     2,630,134       526,267           --
   5,330,925             --     884,191           --            --            --           --
     168,701         21,661     167,799       41,145       114,223            --       53,741
      69,616         10,856      64,795       55,261        32,636            --       96,499
          --         21,975          --           --            --            --           --
          --             --          --           --            --            --      496,454
          --            488          --           --            --            25           --
     237,134         54,461      33,758       40,645        81,965        35,772      319,554
--------------  ----------- -----------  -----------  ------------  ------------ ------------
  63,959,173        109,441   1,150,543      137,051     4,878,958     2,012,314      966,248
--------------  ----------- -----------  -----------  ------------  ------------ ------------
  $426,497,379  $70,789,611 $35,667,862  $94,953,716  $229,876,153   $33,198,867 $217,054,069
==============  =========== ===========  ===========  ============  ============ ============

     $52,238    $     8,635 $     4,117  $    11,670  $     41,322   $     3,990 $    217,023
  432,106,176    70,033,670  37,413,611   94,139,306   273,482,536    31,940,019  216,805,664
   2,530,356         31,055     187,826      719,518      (244,164)       42,752       83,978
          --             --          --           --            --            --           --

  (20,154,584)      389,645  (3,065,941)  (1,326,417)  (22,735,677)      252,345      (52,596)

  11,963,193        326,606   1,128,249    1,409,639   (20,667,864)      959,761           --
--------------  ----------- -----------  -----------  ------------  ------------ ------------
  $426,497,379  $70,789,611 $35,667,862  $94,953,716  $229,876,153   $33,198,867 $217,054,069
==============  =========== ===========  ===========  ============  ============ ============
  52,238,849      8,635,267   4,117,270   11,669,595    41,322,044     3,989,697  217,022,687
==============  =========== ===========  ===========  ============  ============ ============
       $8.16          $8.20       $8.66        $8.14         $5.56         $8.32        $1.00
==============  =========== ===========  ===========  ============  ============ ============

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months ended February 28, 2001 (unaudited)


                                                                                               Large
                                                                                           Capitalization
                                                                                            Value Equity
                                                                                            Investments

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest................................................................................  $  1,263,128
  Dividends...............................................................................    16,764,610
  Less: Foreign withholding tax...........................................................        (8,572)
                                                                                           -------------
  Total Investment Income.................................................................    18,019,166
                                                                                           -------------
EXPENSES:
  Management fees (Note 2)................................................................     4,146,181
  Administration fees (Note 2)............................................................     1,866,795
  Shareholder and system servicing fees...................................................       884,056
  Custody.................................................................................        90,260
  Registration fees.......................................................................        32,421
  Shareholder communications..............................................................        32,260
  Trustees' fees..........................................................................        15,399
  Audit and legal.........................................................................        14,877
  Insurance fees..........................................................................         6,447
  Pricing service fees....................................................................            --
  Other...................................................................................         2,976
                                                                                           -------------
  Total Expenses..........................................................................     7,091,672
  Less: Management and administration fee waiver and expense reimbursement (Note 2).......            --
                                                                                           -------------
  Net Expenses............................................................................     7,091,672
                                                                                           -------------
Net Investment Income (Loss)..............................................................    10,927,494
                                                                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES, FUTURES CONTRACTS AND OPTIONS (NOTES 4, 5 AND 6):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)................................   (11,576,661)
   Foreign currency transactions..........................................................            --
   Futures contracts......................................................................    (2,194,066)
   Options written........................................................................            --
                                                                                           -------------
  Net Realized Gain (Loss)................................................................   (13,770,727)
                                                                                           -------------
 Change in Net Unrealized Appreciation (Depreciation) of Investments, Foreign Currencies,
 Futures Contracts and Options:
   Beginning of period....................................................................   140,789,581
   End of period..........................................................................   180,663,101
                                                                                           -------------
  Change in Net Unrealized Appreciation (Depreciation)....................................    39,873,520
                                                                                           -------------
Net Gain (Loss) on Investments, Foreign Currencies, Futures Contracts and Options.........    26,102,793
                                                                                           -------------
Increase (Decrease) in Net Assets From Operations.........................................  $ 37,030,287
                                                                                           =============

                                                                                                       Large
                                                                                                   Capitalization
                                                                                                       Growth
                                                                                                    Investments

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest................................................................................ $     1,376,679
  Dividends...............................................................................       3,357,135
  Less: Foreign withholding tax...........................................................              --
                                                                                           ---------------
  Total Investment Income.................................................................       4,733,814
                                                                                           ---------------
EXPENSES:
  Management fees (Note 2)................................................................       4,605,456
  Administration fees (Note 2)............................................................       2,130,965
  Shareholder and system servicing fees...................................................         942,794
  Custody.................................................................................          89,661
  Registration fees.......................................................................          40,474
  Shareholder communications..............................................................          49,589
  Trustees' fees..........................................................................          22,182
  Audit and legal.........................................................................          14,877
  Insurance fees..........................................................................              --
  Pricing service fees....................................................................              --
  Other...................................................................................           9,917
                                                                                           ---------------
  Total Expenses..........................................................................       7,905,915
  Less: Management and administration fee waiver and expense reimbursement (Note 2).......              --
                                                                                           ---------------
  Net Expenses............................................................................       7,905,915
                                                                                           ---------------
Net Investment Income (Loss)..............................................................      (3,172,101)
                                                                                           ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES, FUTURES CONTRACTS AND OPTIONS (NOTES 4, 5 AND 6):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)................................       4,060,189
   Foreign currency transactions..........................................................              --
   Futures contracts......................................................................      (1,892,008)
   Options written........................................................................              --
                                                                                           ---------------
  Net Realized Gain (Loss)................................................................       2,168,181
                                                                                           ---------------
 Change in Net Unrealized Appreciation (Depreciation) of Investments, Foreign Currencies,
 Futures Contracts and Options:
   Beginning of period....................................................................   1,175,208,754
   End of period..........................................................................     134,618,305
                                                                                           ---------------
  Change in Net Unrealized Appreciation (Depreciation)....................................  (1,040,590,449)
                                                                                           ---------------
Net Gain (Loss) on Investments, Foreign Currencies, Futures Contracts and Options.........  (1,038,422,268)
                                                                                           ---------------
Increase (Decrease) in Net Assets From Operations......................................... $(1,041,594,369)
                                                                                           ===============


                                                                                                  S&P 500
                                                                                                   Index
                                                                                                Investments

-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest................................................................................ $   163,725
  Dividends...............................................................................     250,685
  Less: Foreign withholding tax...........................................................        (666)
                                                                                           -----------
  Total Investment Income.................................................................     413,744
                                                                                           -----------
EXPENSES:
  Management fees (Note 2)................................................................       4,877
  Administration fees (Note 2)............................................................      24,385
  Shareholder and system servicing fees...................................................      10,742
  Custody.................................................................................      34,794
  Registration fees.......................................................................      12,397
  Shareholder communications..............................................................       5,951
  Trustees' fees..........................................................................         992
  Audit and legal.........................................................................       5,991
  Insurance fees..........................................................................          --
  Pricing service fees....................................................................          --
  Other...................................................................................       1,992
                                                                                           -----------
  Total Expenses..........................................................................     102,121
  Less: Management and administration fee waiver and expense reimbursement (Note 2).......     (29,149)
                                                                                           -----------
  Net Expenses............................................................................      72,972
                                                                                           -----------
Net Investment Income (Loss)..............................................................     340,772
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES, FUTURES CONTRACTS AND OPTIONS (NOTES 4, 5 AND 6):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)................................    (509,430)
   Foreign currency transactions..........................................................          --
   Futures contracts......................................................................    (208,278)
   Options written........................................................................          --
                                                                                           -----------
  Net Realized Gain (Loss)................................................................    (717,708)
                                                                                           -----------
 Change in Net Unrealized Appreciation (Depreciation) of Investments, Foreign Currencies,
 Futures Contracts and Options:
   Beginning of period....................................................................   2,537,523
   End of period..........................................................................  (2,318,504)
                                                                                           -----------
  Change in Net Unrealized Appreciation (Depreciation)....................................  (4,856,027)
                                                                                           -----------
Net Gain (Loss) on Investments, Foreign Currencies, Futures Contracts and Options.........  (5,573,735)
                                                                                           -----------
Increase (Decrease) in Net Assets From Operations......................................... $(5,232,963)
                                                                                           ===========


                      See Notes to Financial Statements.


Intermediate  Long-Term   Municipal    Mortgage                 Multi-Sector Government
Fixed Income    Bond        Bond        Backed     High Yield   Fixed Income    Money
Investments  Investments Investments Investments   Investments  Investments  Investments

----------------------------------------------------------------------------------------

 $18,690,770 $2,417,587  $1,188,314  $ 3,456,322  $ 10,064,897   $1,142,835  $7,631,760
          --         --          --           --           270           --          --
          --         --          --           --            --           --          --
------------ ----------  ----------  -----------  ------------  -----------  ----------
  18,690,770  2,417,587   1,188,314    3,456,322    10,065,167    1,142,835   7,631,760
------------ ----------  ----------  -----------  ------------  -----------  ----------

   1,123,558    142,706      92,052      243,642       593,510       65,203     179,600
     531,797     71,353      46,026       97,457       169,574       30,623     239,472
     293,294     91,533      17,191       87,000       115,860       24,915     374,980
      14,876      1,983       1,488        2,000         3,284        2,976       6,516
      17,356     12,397       9,917       10,000        17,356       12,397      37,376
      14,876      3,999       1,736        3,000         7,439        5,951       6,666
       6,000      1,007       1,736        1,500         2,247          992       1,615
      14,629     13,883      14,380       14,500        14,380        7,417      13,545
          --         --          --           --            --           --          --
      10,413        991       1,933          300         3,945          992          --
       3,050      1,245       1,488        2,799         2,976        1,279       4,200
------------ ----------  ----------  -----------  ------------  -----------  ----------
   2,029,849    341,097     187,947      462,198       930,571      152,745     863,970
          --         --          --      (72,370)           --      (30,139)   (145,316)
------------ ----------  ----------  -----------  ------------  -----------  ----------
   2,029,849    341,097     187,947      389,828       930,571      122,606     718,654
------------ ----------  ----------  -----------  ------------  -----------  ----------
  16,660,921  2,076,490   1,000,367    3,066,494     9,134,596    1,020,229   6,913,106
------------ ----------  ----------  -----------  ------------  -----------  ----------



   7,787,903    257,353    (364,658)      41,087   (10,533,824)     261,470       8,713
          --         --          --           --         2,735           --          --
   1,931,248  1,296,438          --           --            --       31,230          --
         771    137,818          --           --            --           --          --
------------ ----------  ----------  -----------  ------------  -----------  ----------
   9,719,922  1,691,609    (364,658)      41,087   (10,531,089)     292,700       8,713
------------ ----------  ----------  -----------  ------------  -----------  ----------


   (208,728)   (949,303)   (660,784)  (1,940,617)  (23,026,620)     310,912          --
  11,963,193    326,606   1,128,249    1,409,639   (20,667,864)     959,761          --
------------ ----------  ----------  -----------  ------------  -----------  ----------
  12,171,921  1,275,909   1,789,033    3,350,256     2,358,756      648,849          --
------------ ----------  ----------  -----------  ------------  -----------  ----------
  21,891,843  2,967,518   1,424,375    3,391,343    (8,172,333)     941,549       8,713
------------ ----------  ----------  -----------  ------------  -----------  ----------
 $38,552,764 $5,044,008  $2,424,742  $ 6,457,837  $    962,263   $1,961,778  $6,921,819
============ ==========  ==========  ===========  ============  ===========  ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 28, 2001 (unaudited)



                                                                          Large           Large
                                                                     Capitalization   Capitalization     S&P 500
                                                                      Value Equity        Growth          Index
                                                                       Investments     Investments     Investments
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $   10,927,494  $    (3,172,101) $    340,772
  Net realized gain (loss)..........................................    (13,770,727)       2,168,181      (717,708)
  Change in net unrealized appreciation (depreciation)..............     39,873,520   (1,040,590,449)   (4,856,027)
                                                                     --------------  ---------------  ------------
  Increase (Decrease) in Net Assets From Operations.................     37,030,287   (1,041,594,369)   (5,232,963)
                                                                     --------------  ---------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income.............................................    (21,502,980)              --      (350,137)
  Net realized gain.................................................   (233,536,372)    (554,905,895)   (2,385,284)
                                                                     --------------  ---------------  ------------
  Decrease in Net Assets From Distributions to Shareholders.........   (255,039,352)    (554,905,895)   (2,735,421)
                                                                     --------------  ---------------  ------------
FUND SHARE TRANSACTIONS (NOTE 14):
  Net proceeds from sale of shares..................................    425,301,400      579,866,621   107,590,961
  Net asset value of shares issued for reinvestment of dividends....    251,482,518      544,328,640     2,728,445
  Cost of shares reacquired.........................................   (593,230,228)    (462,971,315)  (94,220,877)
                                                                     --------------  ---------------  ------------
Increase (Decrease) in Net Assets From Fund Share Transactions......     83,553,690      661,223,946    16,098,529
                                                                     --------------  ---------------  ------------
Increase (Decrease) in Net Assets...................................   (134,455,375)    (935,276,318)    8,130,145
NET ASSETS:
  Beginning of period...............................................  1,933,049,811    2,758,330,665    35,365,384
                                                                     --------------  ---------------  ------------
  End of period*.................................................... $1,798,594,436  $ 1,823,054,347  $ 43,495,529
                                                                     ==============  ===============  ============
* Includes undistributed (overdistributed) net investment income of:     $4,858,290               --      $189,950
                                                                     ==============  ===============  ============
* Includes accumulated net investment loss of:......................             --      $(3,187,718)           --
                                                                     ==============  ===============  ============


                      See Notes to Financial Statements.

                                                                         Multi-Sector
Intermediate    Long-Term        Municipal     Mortgage                     Fixed       Government
Fixed Income      Bond             Bond         Backed      High Yield      Income        Money
 Investments   Investments      Investments   Investments   Investments  Investments   Investments
----------------------------------------------------------------------------------------------------

  $16,660,921 $  2,076,490     $  1,000,367  $  3,066,494  $  9,134,596  $ 1,020,229  $   6,913,106
    9,719,922    1,691,609         (364,658)       41,087   (10,531,089)     292,700          8,713
   12,171,921    1,275,909        1,789,033     3,350,256     2,358,756      648,849             --
------------- ------------     ------------  ------------  ------------  -----------  -------------
   38,552,764    5,044,008        2,424,742     6,457,837       962,263    1,961,778      6,921,819
------------- ------------     ------------  ------------  ------------  -----------  -------------

 (16,310,834)   (2,045,435)        (936,155)   (2,788,164)   (9,381,495)  (1,600,657)    (6,913,106)
           --           --               --            --            --           --         (8,713)
------------- ------------     ------------  ------------  ------------  -----------  -------------
 (16,310,834)   (2,045,435)        (936,155)   (2,788,164)   (9,381,495)  (1,600,657)    (6,921,819)
------------- ------------     ------------  ------------  ------------  -----------  -------------

   64,322,515    9,022,151        7,105,818     8,762,804    96,152,364    9,676,355    709,837,212
   15,932,399    1,951,423          865,050     2,654,973     9,251,363    1,592,504      6,851,321
(240,714,123)  (18,273,496)     (22,580,847)  (20,475,592)  (31,164,683)  (8,420,466)  (725,390,787)
------------- ------------     ------------  ------------  ------------  -----------  -------------
(160,459,209)   (7,299,922)     (14,609,979)   (9,057,815)   74,239,044    2,848,393     (8,702,254)
------------- ------------     ------------  ------------  ------------  -----------  -------------
(138,217,279)   (4,301,349)     (13,121,392)   (5,388,142)   65,819,812    3,209,514     (8,702,254)

  564,714,658   75,090,960       48,789,254   100,341,858   164,056,341   29,989,353    225,756,323
------------- ------------     ------------  ------------  ------------  -----------  -------------
 $426,497,379 $ 70,789,611     $ 35,667,862  $ 94,953,716  $229,876,153  $33,198,867  $ 217,054,069
============= ============     ============  ============  ============  ===========  =============
   $2,530,356      $31,055         $187,826      $719,518    $(244,164)      $42,752        $83,978
============= ============     ============  ============  ============  ===========  =============
           --           --               --            --            --           --             --
============= ============     ============  ============  ============  ===========  =============


                      See Notes to Financial Statements.

          Statement of Changes in Net Assets
          For the Year Ended August 31, 2000


                                                                      Large            Large
                                                                  Capitalization   Capitalization     S&P 500
                                                                   Value Equity        Growth          Index
                                                                   Investments      Investments    Investments(a)
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)................................... $    24,995,013  $    (3,802,902)  $    349,620
 Net realized gain (loss) ......................................     227,469,993      748,635,214      1,514,104
 Change in net unrealized appreciation (depreciation)...........    (177,845,761)     (12,049,179)     2,537,523

                                                                 ---------------  ---------------  -------------
 Increase (Decrease) in Net Assets From Operations..............      74,619,245      732,783,133      4,401,247

                                                                 ---------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income..........................................     (24,273,137)              --       (150,305)
 Net realized gains.............................................    (267,626,464)    (255,136,348)            --
 Capital........................................................              --               --             --

                                                                 ---------------  ---------------  -------------
 Decrease in Net Assets From Distributions to Shareholders......    (291,899,601)    (255,136,348)      (150,305)

                                                                 ---------------  ---------------  -------------
FUND SHARE TRANSACTIONS (NOTE 14):
 Net proceeds from sale of shares ..............................   1,460,924,105    1,078,887,806     53,243,817
 Net asset value of shares issued for reinvestment of dividends.     288,324,631      252,133,518        150,261
 Cost of shares reacquired......................................  (1,545,198,328)  (1,376,644,185)   (22,279,636)

                                                                 ---------------  ---------------  -------------
 Increase (Decrease) in Net Assets From Fund Share Transactions.     204,050,408      (45,622,861)    31,114,442

                                                                 ---------------  ---------------  -------------
Increase (Decrease) in Net Assets...............................     (13,229,948)     432,023,924     35,365,384
NET ASSETS:
 Beginning of year..............................................   1,946,279,759    2,326,306,741             --

                                                                 ---------------  ---------------  -------------
 End of year*................................................... $ 1,933,049,811  $ 2,758,330,665   $ 35,365,384

                                                                 ===============  ===============  =============
* Includes undistributed net investment income of:..............     $15,433,776               --       $199,315

                                                                 ===============  ===============  =============
* Includes accumulated net investment loss of:..................              --        $(15,617)             --

                                                                 ===============  ===============  =============

--------
(a) For the period from October 1, 1999 (commencement of operations) to August 31, 2000.




                      See Notes to Financial Statements.


Intermediate
    Fixed       Long-Term     Municipal     Mortgage                   Multi-Sector     Government
   Income         Bond          Bond         Backed      High Yield    Fixed Income       Money
 Investments   Investments   Investments   Investments   Investments  Investments(a)   Investments
-----------------------------------------------------------------------------------------------------

  $38,501,586 $  5,480,795  $  2,528,346  $  6,867,481  $ 12,847,200   $  1,542,483  $    14,326,149
 (16,552,789)   (1,304,547)   (2,701,282)     (792,133)  (11,062,296)       (43,175)         (28,603)
   13,000,924    3,040,718     3,598,713     1,897,240   (12,302,098)       310,912               --
------------- ------------  ------------  ------------  ------------  -------------  ---------------
   34,949,721    7,216,966     3,425,777     7,972,588   (10,517,194)     1,810,220       14,297,546
------------- ------------  ------------  ------------  ------------  -------------  ---------------

 (36,255,705)   (5,478,212)   (2,404,732)   (6,414,367)  (12,945,390)      (916,483)     (14,297,546)
           --     (716,867)      (63,586)           --            --             --               --
           --     (160,834)           --            --    (1,636,145)            --               --
------------- ------------  ------------  ------------  ------------  -------------  ---------------
 (36,255,705)   (6,355,913)   (2,468,318)   (6,414,367)  (14,581,535)      (916,483)     (14,297,546)
------------- ------------  ------------  ------------  ------------  -------------  ---------------

  346,342,430   21,187,636    16,646,756    20,739,753   112,561,297     45,860,305    1,689,611,868
   35,435,151    6,108,005     2,294,163     6,092,604    14,360,031        916,439       13,438,175
(410,422,861)  (68,420,495)  (32,852,466)  (59,087,990)  (92,822,837)   (17,681,128)  (1,780,453,613)
------------- ------------  ------------  ------------  ------------  -------------  ---------------
 (28,645,280)  (41,124,854)  (13,911,547)  (32,255,633)   34,098,491     29,095,616      (77,403,570)
------------- ------------  ------------  ------------  ------------  -------------  ---------------
 (29,951,264)  (40,263,801)  (12,954,088)  (30,697,412)    8,999,762     29,989,353      (77,403,570)

  594,665,922  115,354,761    61,743,342   131,039,270   155,056,579             --      303,159,893
------------- ------------  ------------  ------------  ------------  -------------  ---------------
 $564,714,658 $ 75,090,960  $ 48,789,254  $100,341,858  $164,056,341   $ 29,989,353  $   225,756,323
============= ============  ============  ============  ============  =============  ===============
   $2,180,269           --      $123,614      $441,188            --       $623,180          $83,978
============= ============  ============  ============  ============  =============  ===============
           --           --            --            --            --             --               --
============= ============  ============  ============  ============  =============  ===============





                      See Notes to Financial Statements.

Notes to Financial Statements
(unaudited)



1. Significant Accounting Policies

The Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments and Government Money Investments ("Port-folios") are separate investment portfolios of the Consulting Group Capital Markets Funds ("Fund"). The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers eight other portfolios: Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments, Multi-Strategy Market Neutral Investments, Balanced Investments and Global Sciences and Technology Investments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; -securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 2000, reclassifications were made to the capital accounts of the Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Mortgage Backed Investments, High Yield Investments and Multi-Sector Fixed Income Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, certain portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

Notes to Financial Statements
(unaudited) (continued)



2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SSBC provides investment evaluation services with respect to the investment advisors of the Portfolios. SSBC has entered into an investment advisory agreement with each advisor selected for the Portfolios (collectively, "Sub-Advisors").

Under the Management Agreement, each Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SSBC pays each Sub-Advisor, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis.

Indicated below for each Portfolio is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-advisor. The maximum allowable management fee represents the total amount that could be charged to the Portfolio while the actual management fee is what the Portfolio incurred during the reporting period. The actual management fee could fluctuate from year to year if sub-advisors are added or terminated in a particular Portfolio.

                                                                                                       Maximum
                                                                                         Actual       Allowable
                                                                            Sub-     Management Fee     Annual
Portfolio                                      Sub-Advisor               Advisor Fee    Incurred    Management Fee
------------------------------------------------------------------------------------------------------------------
Large Capitalization Value Equity                                                             0.47%          0.60%
  Investments                     Barclays Global Fund Advisors                0.02%
                                  The Boston Co. Asset Management, Inc.:
                                    on the first $350 million                  0.30
                                    on the amount over $350 million            0.25
                                  Parametric Portfolio Associates:
                                    on the first $300 million                  0.20
                                    on the amount over $300 million            0.15
                                  Chartwell Investment Partners                0.30
Large Capitalization Growth                                                                   0.40           0.60
  Investments                     Turner Investment Partners, Inc.:
                                    on the first $100 million                  0.30
                                    on the amount over $100 million            0.25
                                  Barclays Global Fund Advisors                0.02
                                  TCW Investment Management Co.:
                                    on the first $500 million                  0.40
                                    on the amount over $500 million            0.35
S&P 500 Index Investments                                                                     0.02           0.02
                                  Barclays Global Fund Advisors                0.02
Intermediate Fixed Income                                                                     0.41           0.45
  Investments                     BlackRock Financial Management, Inc.:
                                    on the first $200 million                  0.20
                                    on the amount over $200 million            0.15
                                  Pacific Investment Management Co.            0.25
                                  Metropolitan West Asset Management,          0.20
                                  LLC
Long-Term Bond Investments                                                                    0.40           0.40
                                  Western Asset Management Co.                 0.20
Municipal Bond Investments                                                                    0.40           0.40
                                  Smith Affiliated Capital Corp.               0.20
Mortgage Backed Investments                                                                   0.50           0.50
                                  Utendahl Capital Management CFI              0.25
High Yield Investments                                                                        0.70           0.70
                                  Alliance Capital Management L.P.             0.45

Notes to Financial Statements
(unaudited) (continued)



                                                                                                  Maximum
                                                                                    Actual       Allowable
                                                                       Sub-     Management Fee     Annual
Portfolio                                 Sub-Advisor               Advisor Fee    Incurred    Management Fee
-------------------------------------------------------------------------------------------------------------
Multi-Sector Fixed Income                                                                0.36%          0.65%
Investments                  Metropolitan West Asset Management LLC       0.15%
                             Western Asset Management Co.                 0.20
                             Utendahl Capital Management CFI              0.25
                             Alliance Capital Management L.P.             0.45

Government Money Investments                                                             0.13           0.15
                             Standish, Ayer & Wood, Inc.:
                               on the first $100 million                  0.15
                               on the amount over $100 million            0.10

In addition, effective November 1, 2000, the following advisor changes were made:

   Large Capitalization Growth Investments
       .  Turner Investment Partners, Inc. replaced Provident Investment
          Counsel.

   Intermediate Fixed Income Investments
       .  BlackRock Financial Management, Inc. replaced Standish, Ayer & Wood.

   Multi-Sector Fixed Income Investments
       .  Metropolitan West Asset Management, LLC replaced Standish, Ayer &
          Wood.

SSBC also acts as the Fund's administrator for which each Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio, except S&P 500 Index Investments. S&P 500 Index Investments pays SSBC an administration fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

For the six months ended February 28, 2001, the following fees were waived:

 Portfolio                             Total Fee Waivers Manager  Administrator

 ------------------------------------------------------------------------------
 S&P 500 Index Investments............          $ 29,149       --       $29,149
 Mortgage Backed Investments..........            72,370 $ 72,370            --
 Multi-Sector Fixed Income Investments            30,139   30,139            --
 Government Money Investments.........           144,774  142,973         1,801

In addition, for the six months ended February 28, 2001, SSBC has agreed to reimburse expenses of $542 for Government Money Investments.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended February 28, 2001, the Portfolios paid transfer agent fees totaling $1,691,883 to CFTC. The totals for each Portfolio were as follows:

Portfolio                                     Transfer Agent Fees

-----------------------------------------------------------------
Large Capitalization Value Equity Investments            $428,201
Large Capitalization Growth Investments......             434,230
S&P 500 Index Investments....................               6,314
Intermediate Fixed Income Investments........             177,731
Long-Term Bond Investments...................              44,651
Municipal Bond Investments...................              10,157
Mortgage Backed Investments..................              73,269
High Yield Investments.......................             138,091
Multi-Sector Fixed Income Investments........                 526
Government Money Investments.................             378,713

For the six months ended February 28, 2001, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, did not receive any brokerage commissions.

All officers and one Trustee of the Fund are employees of SSB.

Notes to Financial Statements
(unaudited) (continued)



3. Exempt-Interest Dividends and Other Dividends

Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

4. Investments

During the six months ended February 28, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

  Portfolio                                       Purchases        Sales

  ---------------------------------------------------------------------------
  Large Capitalization Value Equity Investments $  549,074,529 $  701,253,565
  Large Capitalization Growth Investments......  1,400,485,340  1,251,662,231
  S&P 500 Index Investments....................     73,780,904     57,628,764
  Intermediate Fixed Income Investments........    613,801,211    730,206,425
  Long-Term Bond Investments...................    115,679,504    119,749,098
  Municipal Bond Investments...................      3,342,782     15,820,373
  Mortgage Backed Investments..................      3,521,494      5,727,230
  High Yield Investments.......................     94,480,943     43,364,408
  Multi-Sector Fixed Income Investments........     32,139,208     30,774,363

At February 28, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                          Net Unrealized
                                                                           Appreciation
Portfolio                                     Appreciaton   Depreciation  (Depreciation)

----------------------------------------------------------------------------------------
Large Capitalization Value Equity Investments $270,868,707 $ (89,713,081)  $181,155,626
Large Capitalization Growth Investments......  485,503,192  (349,950,537)   135,552,655
S&P 500 Index Investments....................    1,743,554    (3,906,271)    (2,162,717)
Intermediate Fixed Income Investments........   12,865,827    (1,361,314)    11,504,513
Long-Term Bond Investments...................    1,666,126    (1,256,056)       410,070
Municipal Bond Investments...................    1,294,419      (166,170)     1,128,249
Mortgage Backed Investments..................    1,728,151      (318,512)     1,409,639
High Yield Investments.......................    5,343,026   (26,010,890)   (20,667,864)
Multi-Sector Fixed Income Investments........    1,071,145      (111,789)       959,356

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

Notes to Financial Statements
(unaudited) (continued)



At February 28, 2001, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments and Long-Term Bond Investments had the following open futures contracts:

Large Capitalization Value Equity Investments

                             # of                  Basis      Market    Unrealized
Purchased Contracts        Contracts Expiration    Value       Value       Loss
-----------------------------------------------------------------------------------
S&P 500 Index.............        18       3/01 $ 6,081,525 $ 5,589,000  $(492,525)
                                                                        ==========

Large Capitalization Growth Investments

                             # of                  Basis      Market    Unrealized
Purchased Contracts        Contracts Expiration    Value       Value       Loss
-----------------------------------------------------------------------------------
S&P 500 Index.............        29       3/01 $ 9,938,850 $ 9,004,500  $(934,350)
                                                                        ==========

S&P 500 Index Investments

                             # of                  Basis      Market    Unrealized
Purchased Contracts        Contracts Expiration    Value       Value       Loss
-----------------------------------------------------------------------------------
Emini S&P 500 Index.......         7       3/01 $   464,700 $   434,700  $ (30,000)
S&P 500 Index.............         4       3/01   1,367,800   1,242,013   (125,787)
                                                                        ----------
                                                                         $(155,787)
                                                                        ==========

Intermediate Fixed Income Investments

                             # of                  Basis      Market    Unrealized
Purchased Contracts        Contracts Expiration    Value       Value       Gain
-----------------------------------------------------------------------------------
U.S. 10 Year Agency Future       105       3/01 $10,340,039 $10,718,203  $ 378,164
Muni Bond Future..........         1       3/01     102,000     104,469      2,469
U.S. Long Bond............        26       3/01   2,693,438   2,745,438     52,000
U.S. Long Bond............        19       6/01   1,971,922   1,997,969     26,047
                                                                        ----------
                                                                         $ 458,680
                                                                        ==========

Long-Term Bond Investments

                             # of                  Basis      Market    Unrealized
Purchased Contracts        Contracts Expiration    Value       Value    Gain (Loss)
-----------------------------------------------------------------------------------
U.S. 10 Years Notes.......        28       6/01 $ 2,933,219 $ 2,966,250  $  33,031
                                                                        ----------

Sold Contracts
--------------
90 Day Euro$ Future.......       277       3/02  65,785,869  65,867,137    (81,268)
U.S. Treasury Bonds.......        21       3/01   2,174,344   2,217,468    (43,124)
                                                                        ----------
                                                                          (124,392)
                                                                        ----------
                                                                         $ (91,361)
                                                                        ==========

Notes to Financial Statements
(unaudited) (continued)



6. Option Contracts

Each Portfolio may from time to time enter into option contracts.

Premiums paid when put or call options are purchased by a Portfolio represent investments which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At February 28, 2001, the Portfolios did not hold any open purchased call or put option contracts.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The written call option transactions for Long-Term Bond Investments which occurred during the six months ended February 28, 2001 were as follows:

                                                   Number of
Long-Term Bond Investments                         Contracts Premiums
----------------------------------------------------------------------
Options written, outstanding at August 31, 2000...       --        --
Options written...................................      169  $ 74,711
Options cancelled in closing purchase transactions      (91)  (66,326)
                                                   --------  --------
Options written, outstanding at February 28, 2001.       78  $  8,385
                                                   ========  ========

The following represents the written call option contracts for Long-Term Bond Investments that were open at February 28, 2001:

Number of                                                              Strike
Contracts                                                   Expiration Price  Value
------------------------------------------------------------------------------------
   78     90 Day Euro$ Future (Premiums received -- $8,385)    3/19/01  $93.0 $(488)
                                                                              =====

Notes to Financial Statements
(unaudited) (continued)



The written call option transactions for Multi-Sector Fixed Income Investments which occurred during the six months ended February 28, 2001 were as follows:

                                                  Number of
Multi-Sector Fixed Income Investments             Contracts Premiums
--------------------------------------------------------------------
Options written, outstanding at August 31, 2000..        --       --
Options written..................................         4     $430
                                                  --------- --------
Options written, outstanding at February 28, 2001         4     $430
                                                  ========= ========

The following represents the written call option contracts for Multi-Sector Fixed Income Investments that were open at February 28, 2001:

Number of                                                            Strike
Contracts                                                 Expiration Price  Value
---------                                                 ---------- ------   -
4         90 Day Euro$ Future (Premiums received -- $430)     3/1/01  $93.0 $(25)

In addition, the written call option transactions for Intermediate Fixed Income Investments which occurred during the six months ended February 28, 2001 were as follows:

                                                        Number of
     Intermediate Fixed Income Investments              Contracts Premiums
     ---------------------------------------------------------------------
     Options written, outstanding at August 31, 2000...       --       --
     Options written...................................        2    $ 771
     Options cancelled in closing purchase transactions       (2)    (771)
                                                        --------  -------
     Options written, outstanding at February 28, 2001.       --    $  --
                                                        ========  =======

7. Foreign Securities

High Yield Investments invests in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

8. Reverse Repurchase Agreements

The Intermediate Fixed Income Investments and Mortgage Backed Investments may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended February 28, 2001, the Portfolios did not have any reverse repurchase agreements outstanding.

9. Repurchase Agreements

Each Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. A Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

Notes to Financial Statements
(unaudited) (continued)



10. Capital Loss Carryforward

At August 31, 2000, the Portfolios had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Portfolio                                Total      2003      2004      2005      2008
------------------------------------------------------------------------------------------
Intermediate Fixed Income Investments $13,922,000 $387,000 $1,462,000 $773,000 $11,300,000
Long-Term Bond Investments...........     780,000       --         --       --     780,000
Municipal Bonds Investments..........     733,000       --         --       --     733,000
Mortgage Backed Investments..........     589,000       --         --       --     589,000
High Yield Investments...............   4,320,000       --         --       --   4,320,000
Multi-Sector Fixed Income Investments      13,000       --         --       --      13,000
Government Money Investments.........      30,000   12,000      8,000       --      10,000

To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

11. Securities Traded on a To -Be -Announced Basis

Each Portfolio may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At February 28, 2001, the Intermediate Fixed Income Investments and Multi-Sector Fixed Income Investments, held four TBA Securities and one TBA security with costs of $18,914,005 and $102,813, respectively.

12. Short Sales of Securities

A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

At February 28, 2001, there were no open short sale transactions.

13. Lending of Portfolio Securities

The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

Notes to Financial Statements
(unaudited) (continued)



At February 28, 2001, the Portfolios listed below had securities on loan. The market value for the securities on loan was as follows:

           Portfolio                                        Value
           ----------------------------------------------------------
           Large Capitalization Value Equity Investments $154,286,129
           Large Capitalization Growth Investments......  137,661,207
           S&P 500 Index Investments....................    9,904,643
           Intermediate Fixed Income Investments........   10,799,738
           High Yield Investments.......................    1,941,250
           Multi-Sector Fixed Income Investments........    1,436,672

At February 28, 2001, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500
Index Investments, Intermediate Fixed Income Investments, High Yield Investments and Multi-Sector Fixed Income
Investments received cash collateral which was invested as follows:

Large Capitalization Value Equity Investments

       Security Description                                     Value
       ------------------------------------------------------------------
       Time Deposits:
         Bank of Brussels, 5.55% due 3/1/01................. $ 22,418,184
         CS First Boston Corp., 5.54% due 3/1/01............   22,418,184
         DG Bank A.G., 5.56% due 3/1/01.....................   22,418,184
         SunTrust Bank, 5.56% due 3/1/01....................   13,102,144
       Floating Rate Certificate of Deposit:
         First Union Bank, 5.70% due 2/6/02.................   11,919,298
       Floating Rate Note:
         American Honda, 6.62% due 9/4/01...................    7,223,181
         Bank One, 6.68% due 7/2/01.........................    2,757,924
         Bear, Stearns & Co.:
          6.68% due 7/13/01.................................      753,046
          6.59% due 8/3/01..................................    1,572,355
          6.65% due 8/10/01.................................    1,094,094
          6.50% due 9/12/01.................................   21,062,866
          6.61% due 10/30/01................................      736,276
         Commerz Bank A.G., 5.89% due 3/12/01...............    1,462,182
         First Union Bank:
          6.51% due 5/21/01.................................   11,826,258
          6.61% due 5/23/01.................................    2,273,544
          6.63% due 7/27/01.................................      540,903
         Household Finance, 6.79% due 10/25/01..............   16,572,839
         Morgan Stanley Dean Witter & Co., 6.75% due 6/4/01.    1,165,147
                                                             ------------
       Total................................................ $161,316,609
                                                             ============

Notes to Financial Statements
(unaudited) (continued)



Large Capitalization Growth Investments

       Security Description                                     Value
       ------------------------------------------------------------------
       Time Deposits:
         Bank of Brussels, 5.55% due 3/1/01................. $ 27,400,233
         CS First Boston Corp., 5.543% due 3/1/01...........   27,400,233
         DG Bank A.G., 5.56% due 3/1/01.....................   27,400,233
         SunTrust Bank, 5.56% due 3/1/01....................   12,689,245
       Floating Rate Notes:
         American Honda, 6.62% due 9/4/01...................    2,342,245
         Bank One, 6.68% due 7/2/01.........................    1,692,587
         Bear, Stearns & Co.:
          6.68% due 7/13/01.................................    2,887,814
          6.59% due 8/3/01..................................      292,599
          6.65% due 8/10/01.................................      366,699
          6.50% due 9/12/01.................................    2,099,601
          6.61% due 10/30/01................................    2,631,726
         First Union Bank:
          6.51% due 5/21/01.................................    8,669,922
          6.61% due 5/23/01.................................    3,336,838
          6.63% due 7/27/01.................................    2,062,876
         Household Financial Corp., 6.79% due 10/25/01......    9,136,325
         Morgan Stanley Dean Witter & Co., 6.75% due 6/4/01.    5,838,193
       Floating Rate Commercial Paper:
         First Union Bank, 5.70% due 2/6/02.................    9,296,922
                                                             ------------
       Total................................................ $145,544,291
                                                             ============

S&P 500 Index Investments

Security Description                                     Value
-----------------------------------------------------------------
Time Deposits:
  Bank of Brussels, 5.55% due 3/1/01................. $ 1,821,684
  CS First Boston Corp., 5.54% due 3/1/01............   1,821,684
  DG Bank A.G., 5.56% due 3/1/01.....................   1,821,684
  SunTrust Bank, 5.56% due 3/1/01....................     918,437
Floating Rate certificate of deposit:
  First Union Bank, 5.70% due 2/6/02.................   1,755,914
Floating Rate Notes:
  American Honda, 6.62% due 9/4/01...................      83,981
  Bank One, 6.68% due 9/4/01.........................      33,375
  Bear, Stearns & Co.:
   6.68% due 7/13/01.................................      77,713
   6.59% due 8/3/01..................................     153,405
   6.65% due 8/10/01.................................     743,990
   6.50% due 9/12/01.................................     406,535
  Commerz Bank A.G., 5.89% due 3/12/01...............     149,407
  First Union Bank:
   6.51% due 5/21/01.................................     444,536
   6.61% due 5/23/01.................................      49,811
   6.63% due 7/27/01.................................      85,385
   6.79% due 10/25/01................................       1,374
  Morgan Stanley Dean Witter & Co., 6.75% due 6/4/01.      11,040
                                                      -----------
Total................................................ $10,379,955
                                                      ===========

Notes to Financial Statements
(unaudited) (continued)



Intermediate Fixed Income Investment

             Security Description                          Value
             ------------------------------------------------------
             Time Deposits:
               Bank of Brussels, 5.55% due 3/1/01...... $ 3,349,203
               CS First Boston Corp., 5.54% due 3/1/01.   3,349,204
               DG Bank A.G., 5.56% due 3/1/01..........   3,349,204
               SunTrust Bank, 5.56% due 3/1/01.........   1,205,184
                                                        -----------
             Total..................................... $11,252,795
                                                        ===========

High Yield Investments

             Security Description                         Value
             -----------------------------------------------------
             Time Deposits:
               Bank of Brussels, 5.55% due 3/1/01...... $  601,219
               CS First Boston Corp., 5.54% due 3/1/01.    601,219
               DG Bank A.G., 5.56% due 3/1/01..........    601,219
               SunTrust Bank, 5.56% due 3/1/01.........    216,343
                                                        ----------
             Total..................................... $2,020,000
                                                        ==========

Multi-Sector Fixed Income Investments

Security Description                         Value
-----------------------------------------------------
Time Deposits:
  Bank of Brussels, 5.55% due 3/1/01...... $  431,642
  CS First Boston Corp., 5.54% due 3/1/01.    431,642
  DG Bank A.G., 5.56% due 3/1/01..........    431,643
  SunTrust Bank, 5.56% due 3/1/01.........    155,323
                                           ----------
Total..................................... $1,450,250
                                           ==========

Income earned by the Portfolios from securities lending for the six months ended February 28, 2001, were as follows:

             Portfolio                                      Value
             ------------------------------------------------------
             Large Capitalization Value Equity Investments $105,096
             Large Capitalization Growth Investments......  137,775
             S&P 500 Index Investments....................    2,119
             Intermediate Fixed Income Investments........      350
             High Yield Investments.......................    1,580
             Multi-Sector Fixed Income Investments........      174

Notes to Financial Statements
(unaudited) (continued)



14. Shares of Beneficial Interest

At February 28, 2001, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                              Six Months Ended    Year Ended
                                              February 28, 2001 August 31, 2000
                                              ----------------  --------------
Large Capitalization Value Equity Investments
Shares sold..................................       37,640,915     125,157,972
Shares issued on reinvestment................       24,727,878      24,834,162
Shares reacquired............................      (52,653,255)   (131,800,739)
                                              ----------------  --------------
Net Increase.................................        9,715,538      18,191,395
                                              ================  ==============
Large Capitalization Growth Investments
Shares sold..................................       34,523,750      40,151,948
Shares issued on reinvestment................       35,231,627      10,162,576
Shares reacquired............................      (24,007,944)    (51,803,887)
                                              ----------------  --------------
Net Increase (Decrease)......................       45,747,433      (1,489,363)
                                              ================  ==============
S&P 500 Index Investments
Shares sold..................................       14,380,067       6,235,418
Shares issued on reinvestment................          369,708          16,549
Shares reacquired............................      (12,279,426)     (2,494,953)
                                              ----------------  --------------
Net Increase.................................        2,470,349       3,757,014
                                              ================  ==============
Intermediate Fixed Income Investments
Shares sold..................................        8,058,705      44,484,228
Shares issued on reinvestment................        2,002,208       4,558,610
Shares reacquired............................      (29,992,946)    (52,814,440)
                                              ----------------  --------------
Net Decrease.................................      (19,932,033)     (3,771,602)
                                              ================  ==============
Long-Term Bond Investments
Shares sold..................................        1,129,902       2,792,766
Shares issued on reinvestment................          248,244         801,326
Shares reacquired............................       (2,304,322)     (9,007,579)
                                              ----------------  --------------
Net Decrease.................................         (926,176)     (5,413,487)
                                              ================  ==============
Municipal Bond Investments
Shares sold..................................          824,043       2,062,646
Shares issued on reinvestment................          101,736         284,152
Shares reacquired............................       (2,615,967)     (4,046,973)
                                              ----------------  --------------
Net Decrease.................................       (1,690,188)     (1,700,175)
                                              ================  ==============
Mortgage Backed Investments
Shares sold..................................        1,091,884       2,680,371
Shares issued on reinvestment................          332,691         788,599
Shares reacquired............................       (2,555,934)     (7,629,237)
                                              ----------------  --------------
Net Decrease.................................       (1,131,359)     (4,160,267)
                                              ================  ==============
High Yield Investments
Shares sold..................................       17,208,115      18,165,693
Shares issued on reinvestment................        1,670,213       2,297,214
Shares reacquired............................       (5,620,024)    (13,562,721)
                                              ----------------  --------------
Net Increase.................................       13,258,304       6,900,186
                                              ================  ==============

Notes to Financial Statements
(unaudited) (continued)


                                          Six Months Ended    Year Ended
                                          February 28, 2001 August 31, 2000
                                          ----------------  --------------
    Multi-Sector Fixed Income Investments
    Shares sold..........................        1,168,849       5,736,725
    Shares issued on reinvestment........          194,038         113,939
    Shares reacquired....................       (1,018,290)     (2,205,564)
                                          ----------------  --------------
    Net Increase.........................          344,597       3,645,100
                                          ================  ==============
    Government Money Investments
    Shares sold..........................      709,837,212   1,689,611,868
    Shares issued on reinvestment........        6,851,321      13,438,175
    Shares reacquired....................     (725,390,787) (1,780,453,613)
                                          ----------------  --------------
    Net Decrease.........................       (8,702,254)    (77,403,570)
                                          ================  ==============

          Financial Highlights



For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

Large Capitalization Value Equity Investments

--------------------------------------------------------------------------------------------------
                                                2001(1)     2000    1999    1998    1997    1996
                                              ----------------------------------------------------
Net Asset Value, Beginning of Period.........     $11.93   $13.53  $12.28  $14.91  $11.55  $10.42
                                              ----------   ------  ------  ------  ------  ------
Income From Operations:
  Net investment income......................       0.07     0.17    0.17    0.16    0.23    0.26
  Net realized and unrealized gain...........       0.11     0.31    2.94    0.08    4.09    1.25
                                              ----------   ------  ------  ------  ------  ------
Total Income From Operations.................       0.18     0.48    3.11    0.24    4.32    1.51
                                              ----------   ------  ------  ------  ------  ------
Less Distributions From:
  Net investment income......................      (0.14)   (0.17)  (0.18)  (0.11)  (0.34)  (0.24)
  Net realized gains.........................      (1.50)   (1.91)  (1.68)  (2.76)  (0.62)  (0.14)
                                              ----------   ------  ------  ------  ------  ------
Total Distributions..........................      (1.64)   (2.08)  (1.86)  (2.87)  (0.96)  (0.38)
                                              ----------   ------  ------  ------  ------  ------
Net Asset Value, End of Period...............     $10.47   $11.93  $13.53  $12.28  $14.91  $11.55
                                              ==========   ======  ======  ======  ======  ======
Total Return.................................     1.94%++    4.00%  26.36%   0.03%  38.98%  14.75%
Net Assets, End of Period (millions).........     $1,799   $1,933  $1,946  $1,712  $1,935  $1,512
Ratios to Average Net Assets:
  Expenses...................................      0.76%+    0.78%   0.75%   0.80%   0.78%   0.80%
  Net investment income......................      1.17+     1.34    1.10    1.18    1.70    2.31
Portfolio Turnover Rate......................         29%      78%     54%     57%     70%     24%

Large Capitalization Growth Investments

--------------------------------------------------------------------------------------------------
                                                2001(1)     2000    1999    1998    1997    1996
                                              ----------------------------------------------------
Net Asset Value, Beginning of Period.........     $29.33   $24.35  $17.30  $17.27  $13.10  $12.13
                                              ----------   ------  ------  ------  ------  ------
Income (Loss) From Operations:
  Net investment income (loss)...............      (0.02)   (0.04)   0.01    0.04    0.07    0.07
  Net realized and unrealized gain (loss)....      (9.98)    7.87    7.87    1.31    4.72    1.46
                                              ----------   ------  ------  ------  ------  ------
Total Income (Loss) From Operations..........     (10.00)    7.83    7.88    1.35    4.79    1.53
                                              ----------   ------  ------  ------  ------  ------
Less Distributions From:
  Net investment income......................         --       --   (0.01)  (0.08)  (0.08)  (0.06)
  Net realized gains.........................      (6.29)   (2.85)  (0.82)  (1.24)  (0.54)  (0.50)
                                              ----------   ------  ------  ------  ------  ------
Total Distributions..........................      (6.29)   (2.85)  (0.83)  (1.32)  (0.62)  (0.56)
                                              ----------   ------  ------  ------  ------  ------
Net Asset Value, End of Period...............     $13.04   $29.33  $24.35  $17.30  $17.27  $13.10
                                              ==========   ======  ======  ======  ======  ======
Total Return.................................   (37.45)%++  34.31%  46.29%   7.81%  37.47%  12.89%
Net Assets, End of Period (millions).........     $1,823   $2,758  $2,326  $1,793  $1,845  $1,205
Ratios to Average Net Assets:
  Expenses...................................      0.74%+    0.71%   0.68%   0.76%   0.69%   0.83%
  Net investment income (loss)...............     (0.30)+   (0.15)   0.06    0.16    0.50    0.63
Portfolio Turnover Rate......................         58%      59%     34%     39%     65%     40%

--------
(1) For the six months ended February 28, 2001 (unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

S&P 500 Index Investments

-------------------------------------------------------------------------------------------------------------
                                             2001(1)(2)    2000(2)(3)
                                           --------------------------
Net Asset Value, Beginning of Period......         $9.41       $8.00
                                           -------------   ---------
Income From Operations:
  Net investment income(4)................          0.05        0.11
  Net realized and unrealized gain (loss).         (1.69)       1.35
                                           -------------   ---------
Total Income (Loss) From Operations.......         (1.64)       1.46
                                           -------------   ---------
Less Distributions From:
  Net investment income...................         (0.10)      (0.05)
  Net realized loss.......................         (0.69)         --
                                           -------------   ---------
Total Distributions.......................         (0.79)      (0.05)
                                           -------------   ---------
Net Asset Value, End of Period............         $6.98       $9.41
                                           =============   =========
Total Return++............................        (17.87)%     18.24%
Net Assets, End of Period (000s)..........       $43,496   $  35,365
Ratios to Average Net Assets+:
  Expenses(4)(5)..........................          0.30%       0.30%
  Net investment income...................          1.39        1.31
Portfolio Turnover Rate...................           131%         54%

Intermediate Fixed Income Investments

-------------------------------------------------------------------------------------------------------------
                                             2001(1)(2)       2000      1999      1998      1997      1996
                                           ------------------------------------------------------------------
Net Asset Value, Beginning of Period......         $7.82       $7.83     $8.19     $8.06     $7.92     $8.10

                                           -------------   ---------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income...................          0.26        0.48      0.44      0.48      0.50      0.50
  Net realized and unrealized gain (loss).          0.32       (0.05)    (0.35)     0.15      0.14     (0.17)

                                           -------------   ---------  --------  --------  --------  --------
Total Income From Operations..............          0.58        0.43      0.09      0.63      0.64      0.33

                                           -------------   ---------  --------  --------  --------  --------
Less Distributions From:
  Net investment income...................         (0.24)      (0.44)    (0.45)    (0.50)    (0.50)    (0.51)

                                           -------------   ---------  --------  --------  --------  --------
Total Distributions.......................         (0.24)      (0.44)    (0.45)    (0.50)    (0.50)    (0.51)

                                           -------------   ---------  --------  --------  --------  --------
Net Asset Value, End of Period............         $8.16       $7.82     $7.83     $8.19     $8.06     $7.92

                                           =============   =========  ========  ========  ========  ========
Total Return..............................        7.58%++       5.73%     1.07%     8.00%     8.23%     4.08%
Net Assets, End of Period (000s)..........      $426,497    $564,715  $594,666  $574,998  $384,094  $296,053
Ratios to Average Net Assets:
  Net investment income...................         6.27%+       6.02%     4.53%     5.95%     6.19%     5.78%
  Interest expense........................            --        0.03        --        --        --        --
  Other expenses..........................         0.76+        0.75      0.61      0.73      0.73      0.73
  Total expenses..........................         0.76+        0.78      0.61      0.73      0.73      0.73
Portfolio Turnover Rate...................           115%        195%      207%       63%      118%       98%

--------
(1)  For the six months ended February 28, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average share method.
(3) For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                     Expense Ratios
                                      Net Investment    Without
                                        Income Per   Waivers and/or
                                      Share Decrease Reimbursements+
                                      -------------- --------------
            Portfolio                  2001    2000   2001     2000
            ---------                  -----  -----   ----     ----
            S&P 500 Index Investments   $0.01  $0.04   0.42%   0.82%

(5) As a result of a voluntary expense limitation, expense ratios will not exceed 0.30%.--
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

Long-Term Bond Investments

--------------------------------------------------------------------------------------------------------
                                            2001(1)     2000      1999       1998      1997      1996
                                           -------------------------------------------------------------
Net Asset Value, Beginning of Period......     $7.85    $7.70     $9.05      $8.26      $7.87     $8.23
                                           ---------  -------  --------   --------   --------  --------
Income (Loss) From Operations:
  Net investment income...................      0.23     0.48      0.49       0.52       0.53      0.51
  Net realized and unrealized gain (loss).      0.35     0.21     (1.00)      0.78       0.46     (0.41)
                                           ---------  -------  --------   --------   --------  --------
Total Income (Loss) From Operations.......      0.58     0.69     (0.51)      1.30       0.99      0.10
                                           ---------  -------  --------   --------   --------  --------
Less Distributions From:
  Net investment income...................     (0.23)   (0.48)    (0.50)     (0.51)     (0.59)    (0.46)
  Net realized gains......................        --    (0.05)    (0.34)        --         --        --
  Capital.................................        --    (0.01)       --         --      (0.01)       --
                                           ---------  -------  --------   --------   --------  --------
Total Distributions.......................     (0.23)   (0.54)    (0.84)     (0.51)     (0.60)    (0.46)
                                           ---------  -------  --------   --------   --------  --------
Net Asset Value, End of Period............     $8.20    $7.85     $7.70      $9.05      $8.26     $7.87
                                           =========  =======  ========   ========   ========  ========
Total Return..............................    7.48%++    9.50%    (6.19)%    16.22%     12.93%     1.11%
Net Assets, End of Period (000s)..........   $70,790  $75,091  $115,355   $157,612   $183,051  $155,910
Ratios to Average Net Assets:
  Expenses................................     0.96%+    0.92%     0.80%      0.82%      0.78%     0.80%
  Net investment income...................     5.82+     6.18      5.81       5.96       6.54      6.18
Portfolio Turnover Rate...................       207%     358%       30%        63%        34%      125%

Municipal Bond Investments

--------------------------------------------------------------------------------------------------------
                                            2001(1)     2000      1999       1998      1997      1996
                                           -------------------------------------------------------------
Net Asset Value, Beginning of Period......     $8.40    $8.22     $8.92      $8.62      $8.26     $8.27

                                           ---------  -------  --------   --------   --------  --------
Income (Loss) From Operations:
  Net investment income(2)................      0.20     0.37      0.35       0.36       0.38      0.38
  Net realized and unrealized gain (loss).      0.23     0.17     (0.57)      0.32       0.34        --

                                           ---------  -------  --------   --------   --------  --------
Total Income (Loss) From Operations.......      0.43     0.54     (0.22)      0.68       0.72      0.38

                                           ---------  -------  --------   --------   --------  --------
Less Distributions From:
  Net investment income...................     (0.17)   (0.35)    (0.35)     (0.38)     (0.36)    (0.39)
  In excess of net investment income......        --       --        --      (0.00)*       --        --
  Net realized gains......................        --    (0.01)    (0.13)        --         --        --

                                           ---------  -------  --------   --------   --------  --------
Total Distributions.......................     (0.17)   (0.36)    (0.48)     (0.38)     (0.36)    (0.39)

                                           ---------  -------  --------   --------   --------  --------
Net Asset Value, End of Period............     $8.66    $8.40     $8.22      $8.92      $8.62     $8.26

                                           =========  =======  ========   ========   ========  ========
Total Return..............................    5.22%++    6.79%    (2.60)%     8.09%      8.88%     4.62%
Net Assets, End of Period (000s)..........   $35,668  $48,789   $61,743    $72,511    $52,024   $46,485
Ratios to Average Net Assets:
  Expenses(2).............................     0.82%+    0.79%     0.78%      0.80%      0.80%     0.80%
  Net investment income...................     4.35+     4.50      4.03       4.20       4.50      4.59
Portfolio Turnover Rate...................         8%      37%      142%       160%        31%       29%

--------
(1) For the six months ended February 28, 2001 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                          Expense Ratios
                           Net Investment    Without
                             Income Per   Waivers and/or
                           Share Decrease Reimbursements
                           -------------- --------------
Portfolio                   1997    1996   1997    1996
---------                   -----  -----   ----    ----
Municipal Bond Investments  $0.00*  $0.02   0.83%  1.02%

 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

Mortgage Backed Investments

-------------------------------------------------------------------------------------------------------
                                            2001(1)     2000      1999      1998      1997     1996(2)
                                           ------------------------------------------------------------
Net Asset Value, Beginning of Period......     $7.84     $7.73     $8.13     $7.96     $7.74     $7.91
                                           ---------  --------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income(3)................      0.26      0.49      0.45      0.46      0.48      0.48
  Net realized and unrealized gain (loss).      0.27      0.08     (0.34)     0.19      0.25     (0.14)

                                           ---------  --------  --------  --------  --------  --------
Total Income From Operations..............      0.53      0.57      0.11      0.65      0.73      0.34

                                           ---------  --------  --------  --------  --------  --------
Less Distributions From:
  Net investment income...................     (0.23)    (0.46)    (0.45)    (0.48)    (0.51)    (0.48)
  Net realized gains......................        --        --     (0.05)       --        --        --
  Capital.................................        --        --     (0.01)       --        --     (0.03)

                                           ---------  --------  --------  --------  --------  --------
Total Distributions.......................     (0.23)    (0.46)    (0.51)    (0.48)    (0.51)    (0.51)

                                           ---------  --------  --------  --------  --------  --------
Net Asset Value, End of Period............     $8.14     $7.84     $7.73     $8.13     $7.96     $7.74
                                           =========  ========  ========  ========  ========  ========
Total Return..............................    6.83%++     7.58%     1.30%     8.37%     9.69%     4.37%
Net Assets, End of Period (000s)..........   $94,954  $100,342  $131,039  $156,043  $136,586  $120,945
Ratios to Average Net Assets:
  Net investment income...................     6.29%+     6.26%     5.67%     5.69%     6.08%     6.09%
  Interest expense........................        --      0.05        --        --        --        --
  Other expenses(3)(4)....................     0.80+      0.80      0.80      0.80      0.80      0.80
  Total expenses..........................     0.80+      0.85      0.80      0.80      0.80      0.80
Portfolio Turnover Rate...................         4%       28%       87%      214%       94%       23%

--------
(1) For the six months ended February 28, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:


                                   Net Investment Income           Expense Ratios Without Waivers
                                    Per Share Decrease                 and/or Reimbursements
                            ----------------------------------- ------------------------------------
Portfolio                   2001  2000  1999  1998  1997  1996   2001  2000  1999  1998  1997  1996
---------                   ----- ----- ----- ----- ----- ----- -----  ----  ----  ----  ----  ----
Mortgage Backed Investments $0.01 $0.01 $0.01 $0.01 $0.01 $0.01 0.95%+ 0.97% 0.91% 0.93% 0.93% 0.94%

(4) As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 0.80%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

High Yield Investments

---------------------------------------------------------------------------------
                                     2001(1)(2)   2000(2)    1999(2)    1998(3)
                                     --------------------------------------------
Net Asset Value, Beginning of Period      $5.85     $7.33      $7.89      $8.00

                                     ----------  --------   --------  ---------
Income (Loss) From Operations:
  Net investment income(4)..........       0.29      0.69       0.83       0.05
  Net realized and unrealized loss..      (0.27)    (1.37)     (0.54)     (0.16)

                                     ----------  --------   --------  ---------
Total Income (Loss) From Operations.       0.02     (0.68)      0.29      (0.11)

                                     ----------  --------   --------  ---------
Less Distributions From:
  Net investment income.............      (0.31)    (0.71)     (0.83)        --
  Net realized gains................         --        --      (0.02)        --
  Capital...........................         --     (0.09)        --         --

                                     ----------  --------   --------  ---------
Total Distributions.................      (0.31)    (0.80)     (0.85)        --

                                     ----------  --------   --------  ---------
Net Asset Value, End of Period......      $5.56     $5.85      $7.33      $7.89
                                     ==========  ========   ========  =========

Total Return........................     0.41%++    (9.37)%     3.67%   (1.38)%++
Net Assets, End of Period (000s)....   $229,876  $164,056   $155,057    $76,557
Ratios to Average Net Assets:
  Expenses(4).......................      1.10%+     1.20%      1.19%     1.20%+
  Net investment income.............     10.75+     11.30      10.62      7.37+
Portfolio Turnover Rate.............         30%      129%       122%        13%

--------
(1) For the six months ended February 28, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from July 13, 1998 (commencement of operations) to August 31, 1998.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                    Expense Ratios
                                     Net Investment    Without
                                       Income Per    Waivers and
                                     Share Decrease Reimbursements
                                     -------------- -------------
              Portfolio                   1998           1998
              ---------              -------------- -------------
              High Yield Investments          $0.01         2.42%+

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

Financial Highlights
(continued)


For a share of each class of beneficial interest outstanding throughout each year ended August 31, except where noted:

Multi-Sector Fixed Income Investments

------------------------------------------------------------------------------------------------------
                                          2001(1)   2000(2)(3)
                                        ----------------------
Net Asset Value, Beginning of Period...      $8.23      $8.00
                                        ----------  ---------
Income From Operations:
  Net investment income(4).............       0.27       0.45
  Net realized and unrealized gain.....       0.25       0.06
                                        ----------  ---------
Total Income From Operations...........       0.52       0.51
                                        ----------  ---------
Less Distributions From:
  Net investment income................      (0.43)     (0.28)
                                        ----------  ---------
Total Distributions....................      (0.43)     (0.28)
                                        ----------  ---------
Net Asset Value, End of Period.........      $8.32      $8.23
                                        ==========  =========
Total Return++.........................       6.51%      6.47%
Net Assets, End of Period (000s).......    $33,199    $29,989
Ratios to Average Net Assets+:
  Expenses(4)(5).......................       0.80%      0.80%
  Net investment income................       6.64       6.13
Portfolio Turnover Rate................        107%       249%

Government Money Investments

------------------------------------------------------------------------------------------------------
                                          2001(1)      2000      1999      1998      1997      1996
                                        --------------------------------------------------------------
Net Asset Value, Beginning of Period...      $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
                                        ----------  ---------  --------  --------  --------  --------
  Net investment income(4).............       0.02       0.05      0.04      0.05      0.05      0.05
  Dividends from net investment income.      (0.02)     (0.05)    (0.04)    (0.05)    (0.05)    (0.05)
                                        ----------  ---------  --------  --------  --------  --------
Net Asset Value, End of Period.........      $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
                                        ==========  =========  ========  ========  ========  ========
Total Return...........................     2.89%++      5.44%     4.53%     5.10%     4.98%     5.02%
Net Assets, End of Period (000s).......   $217,054   $225,756  $303,160  $375,761  $388,713  $278,162
Ratios to Average Net Assets:
  Expenses(4)(6).......................      0.60%+      0.60%     0.60%     0.60%     0.60%     0.60%
  Net investment income................      5.78+       5.30      4.46      4.99      4.91      4.93

--------
(1) For the six months ended February 28, 2001 (unaudited).
(2) For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                              Net Investment Income          Expense Ratios Without Waivers and
                                                Per Share Decrease                     Reimbursements
                                      -------------------------------------- -----------------------------------
Portfolio                              2001  2000   1999   1998  1997  1996  2001+ 2000  1999  1998  1997  1996
---------                             -----  ----- -----  -----  ----- ----- ----  ----  ----  ----  ----  ----
Multi-Sector Fixed Income Investments $0.01  $0.03   N/A    N/A    N/A   N/A 0.99% 1.17%  N/A   N/A   N/A   N/A
Government Money Investments.........  0.00*  0.02 $0.00* $0.00* $0.01 $0.01 0.72  0.78  0.71% 0.66% 0.64% 0.72%

(5) As a result of a voluntary expense limitation, expense ratios will not exceed 0.80%.
(6) As a result of a voluntary expense limitation, expense ratios will not exceed 0.60%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
 *  Amount represents less than $0.01 per share.

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